UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
                                    BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2021

Date of reporting period: 07/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

 Not Applicable
July 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Dear Shareholder,
The 12-month reporting period as of July 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.
Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the likelihood of less bond purchasing and the possibility of higher rates in 2023.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta variant remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals.
The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
19.19% 36.45%
U.S. small cap equities
(Russell 2000
®
Index)
7.86 51.97
International equities
(MSCI Europe, Australasia,
Far East Index)
10.83 30.31
Emerging market equities
(MSCI Emerging Markets
Index)
(2.76) 20.64
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.08
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(0.59) (5.12)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
0.21 (0.70)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.38 3.47
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
3.66 10.62
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of July 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
Investment Objective
BlackRock Dynamic High Income Portfolio’s (the “Fund”) investment objective is to seek high current income with consideration for capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended July 31, 2021, the Fund underperformed its custom benchmark, a blend of 70% MSCI World Index/30% Bloomberg Barclays U.S. Aggregate
Bond Index.
What factors influenced performance?
The Fund seeks to earn a high level of current income by tactically managing a diversified portfolio of non-traditional sources of yield. The Fund has the flexibility to invest across all asset classes and is managed within a risk-controlled framework, seeking to maintain competitive yield with a risk profile in line with or below that of the custom benchmark. The Fund’s performance is reviewed on an absolute basis due to the nature of its strategy.
The Fund’s effort to manage interest rate risk through its use of derivatives was the largest detractor from performance. The Fund used derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile.
Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures detracted from returns, while covered calls, equity futures and the effort to manage currency risk contributed. The use of equity options also had a negligible effect on results.
Most asset classes delivered positive returns during the period due to the strong rebound in the economy. In this environment, the Fund’s positions in higher-quality fixed-
income investments— while posting gains—were somewhat of a drag on results since they underperformed higher-risk market segments. The Fund generally held these positions for the purpose of risk mitigation.
Equity covered call positions were the largest contributor to performance due to the combination of income generation and favorable price moves in the underlying securities.
The Fund’s equity holdings benefited from the global economic recovery and were a key contributor to returns. Allocations to high yield bonds, real estate investment trusts and preferred stocks also aided Fund performance.
Describe recent portfolio activity.
The investment adviser increased portfolio risk throughout the period in an effort to take advantage of the global economic recovery. Most notably, the investment adviser increased the Fund’s allocation to equities and lower-quality fixed-income investments, while reducing its allocation to higher-quality bonds. At the close of the period, the
Fund had higher allocations to equities, high yield bonds and equity covered calls compared to a year earlier. Conversely, the Fund’s weightings in investment-grade bonds and preferred stocks were lower. The Fund also held lower interest rate exposure at the end of the period on the belief that the substantial rally in bonds indicated a reduced opportunity set in this area.
The Fund’s cash position was modestly elevated at the close of the period, as the investment adviser was judicious in the Fund’s overall level of risk following a long stretch of strong returns for the financial markets. The cash position did not have a material impact on performance during the period.
Describe Fund positioning at period end.
The Fund was allocated across a number of diverse asset classes, including investment-grade debt, floating rate loan interests and collateralized loan obligations, mortgage-
backed securities, high yield bonds, global equities, preferred stocks, equity covered calls and cash. The Fund’s duration was approximately 1.7 years at the end of the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of July 31, 2021 (continued)

Fund Summary
BlackRock Dynamic High Income Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
(a)
Commencement of operations.
(b)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(c)
The Fund may invest up to 100% of its assets in equity securities and up to 100% of its assets in fixed-income securities. The Fund may also gain exposure to such equity securities and fixed -
income securities by investing in BlackRock equity and/or fixed-income mutual funds and affiliated and unaffiliated exchange-traded funds ("ETFs"). The Fund may also invest up to 50% of its assets in structured notes that provide exposure to covered call options or other types of financial instruments.
(d)
The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (70%) and Bloomberg Barclays U.S. Aggregate Bond Index (30%).
(e)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(f)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Fund Summary
as of July 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
Performance Summary for the Period Ended July 31, 2021
Average Annual Total Returns
(a)(b)
1 Year 5 Years Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/s ales
charge
Institutional .................................. 4.26% 4.09% 19.22% N/A 8.22% N/A 6.67% N/A
Investor A ................................... 3.80 3.67 19.04 12.79% 7.95 6.79% 6.42 5.57%
Investor C ................................... 3.26 3.11 18.06 17.06 7.13 7.13 5.60 5.60
Class K .................................... 4.31 4.18 19.27 N/A 8.27 N/A 6.72 N/A
70% MSCI World Index/30% Bloomberg Barclays U.S.
Aggregate Bond Index
.....................
— — 23.50 N/A 11.08 N/A 9.05 N/A
MSCI World Index ............................ — — 35.07 N/A 14.29 N/A 11.20 N/A
Bloomberg Barclays U.S. Aggregate Bond Index ...... — — (0.70) N/A 3.13 N/A 3.41 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund may invest up to 100% of its assets in equity securities and up to 100% of its assets in fixed-income securities. The Fund may also gain exposure to such equity securities and fixed-
income securities by investing in BlackRock equity and/or fixed-income mutual funds and affiliated and unaffiliated ETFs. The Fund may also invest up to 50% of its assets in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund commenced operations on November 3, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of July 31, 2021

Fund Summary
BlackRock Multi-Asset Income Portfolio
Investment Objective
BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended July 31, 2021, the Fund underperformed its benchmark, a blend of 50% MSCI World Index/50% Bloomberg Barclays U.S. Aggregate Bond
Index.
What factors influenced performance?
The Fund employs an unconstrained strategy (i.e., one with the flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the 50/50 custom benchmark. The Fund may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market distress. The following discussion relates to absolute performance due to the nature of the Fund’s strategy.
Most asset classes delivered positive returns during the period due to the strong rebound in the economy. However, the Fund’s efforts to manage interest rate risk through the use of derivatives detracted from performance. The Fund’s effort to manage currency risk was also a modest detractor.
The Fund used derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures, equity futures and the effort to manage currency risk detracted from returns, while covered calls contributed. The use of equity options also had a negligible effect on results.
The Fund’s allocation to equities, particularly in the United States, was the largest contributor to returns as the economic recovery benefited risk-oriented assets. Equity covered call positions also contributed due to the combination of income generation and favorable price moves in the underlying securities. High yield bonds were a further contributor, as the positive growth backdrop and strong investor demand for yield in the low-rate environment helped buoy the asset class.
Describe recent portfolio activity.
The investment adviser increased portfolio risk throughout the period in an effort to take advantage of the global economic recovery. Most notably, the investment adviser increased the Fund’s allocation to equities and lower-quality fixed-income investments, while reducing its allocation to higher-quality fixed bonds. At the close of the period, the Fund had higher allocations to equities, high yield bonds and equity covered calls compared to a year earlier. Conversely, the Fund’s weightings in investment-grade bonds, agency mortgage-backed securities and structured credit were lower. The Fund also held lower interest rate exposure at the end of the period on the belief that the substantial rally in bonds indicated a reduced opportunity set in this area.
The Fund’s cash position was modestly elevated at the close of the period, as the investment adviser was judicious in the Fund’s overall level of risk following a long stretch of strong returns for the financial markets. The cash position did not have a material impact on performance during the period.
Describe Fund positioning at period end.
The Fund was allocated across a number of diverse asset classes, including investment-grade corporate bonds, senior loans, mortgage-backed securities, high yield bonds, global equities, preferred stocks, equity covered calls and cash. The Fund’s duration (a measure of interest rate sensitivity) was approximately 1.3 years at the end of the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of July 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Multi-Asset Income Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. In addition, the Fund may invest in structured notes that provide exposure to covered call options or other types of financial instruments. The Fund’s total returns prior to November 28, 2011 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Income Portfolio”.
(c)
The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Bloomberg Barclays U.S. Aggregate Bond Index (50%).
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Fund Summary
as of July 31, 2021 (continued)

Fund Summary
BlackRock Multi-Asset Income Portfolio
Performance Summary for the Period Ended July 31, 2021
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional .................................. 3.65% 3.56% 13.40% N/A 6.45% N/A 6.40% N/A
Investor A ................................... 3.22 3.16 13.13 7.19% 6.19 5.05% 6.13 5.56%
Investor C ................................... 2.65 2.56 12.30 11.30 5.40 5.40 5.49 5.49
Class K .................................... 3.70 3.63 13.47 N/A 6.48 N/A 6.41 N/A
50% MSCI World Index/50% Bloomberg Barclays U.S.
Aggregate Bond Index
.....................
— — 16.19 N/A 8.87 N/A 7.41 N/A
MSCI World Index
..........................
— — 35.07 N/A 14.29 N/A 11.05 N/A
Bloomberg Barclays U.S. Aggregate Bond Index
.....
— — (0.70) N/A 3.13 N/A 3.35 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. In addition, the Fund may invest in structured notes that provide exposure to covered call options or other types of financial instruments. The Fund’s total returns prior to November 28, 2011 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Income Portfolio”.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Portfolio Information
July 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio
'
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares iBoxx $ High Yield Corporate Bond ETF ............ 4%
BlackRock Allocation Target Shares- BATS Series A .......... 2
BlackRock Floating Rate Income Portfolio , Class K Shares ..... 2
iShares Core S&P 500 ETF .......................... 2
iShares Core Dividend Growth ETF ..................... 1
Microsoft Corp ., 9.58% , 08/20/21 . ...................... 1
Taiwan Semiconductor Manufacturing Co. Ltd. .............. 1
Apple, Inc ., 15.74% , 08/02/21 . ......................... 1
Alphabet, Inc ., 12.29% , 08/20/21 . ...................... 1
Apple, Inc ., 11.21% , 08/16/21 . ......................... 1
(a)
Excludes short-term securities.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 27%
Equity-Linked Notes ................................. 23
Common Stocks ................................... 22
Investment Companies ............................... 10
Floating Rate Loan Interests ........................... 7
Preferred Securities ................................. 3
Non-Agency Mortgage-Backed Securities .................. 3
Asset-Backed Securities .............................. 3
Foreign Government Obligations ........................ 2
Foreign Agency Obligations ............................ —
(b)
U.S. Government Sponsored Agency Securities .............. —
(b)
Warrants ........................................ —
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 1% of the Fund's total investments.
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares Core Dividend Growth ETF ..................... 2%
iShares iBoxx $ High Yield Corporate Bond ETF ............ 2
Taiwan Semiconductor Manufacturing Co. Ltd. .............. 1
Microsoft Corp. ................................... —
(b)
Microsoft Corp. , 9.58%, 08/20/ 21 ....................... —
(b)
Samsung Electronics Co. Ltd. (Preference) ................ —
(b)
Alphabet, Inc. , 9.60%, 09/03/ 21 ........................ —
(b)
Microsoft Corp. , 7.37%, 09/03/ 21 ....................... —
(b)
Apple, Inc. , 11.21%, 08/16/ 21 ......................... —
(b)
Alphabet, Inc. , 12.29%, 08/20/ 21 ....................... —
(b)
(a)
Excludes short-term securities and options purchased.
(b)
Represents less than 1% of the Fund's total investments.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 33%
Common Stocks ................................... 24
Equity-Linked Notes ................................. 12
Asset-Backed Securities .............................. 8
Floating Rate Loan Interests ........................... 8
Non-Agency Mortgage-Backed Securities .................. 5
Investment Companies ............................... 5
Preferred Securities ................................. 3
Foreign Government Obligations ........................ 2
Foreign Agency Obligations ............................ —
(b)
U.S. Government Sponsored Agency Securities .............. —
(b)
Warrants ........................................ —
(b)
(a)
Excludes short-term securities and options purchased.
(b)
Represents less than 1% of the Fund's total investments.

About Fund Performance

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 for BlackRock Dynamic High Income Portfolio and the Class K
Shares inception date of February 3, 2017 for the BlackRock Multi-Asset Income Portfolio is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of
Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2021
BlackRock Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested on February 1, 2021 and held through July 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(02/01/21)
Ending
Account Value
(07/31/21)
Expenses Paid
During the
Period
(b)
Beginning
Account Value
(02/01/21)
Ending
Account Value
(07/31/21)
Expenses Paid
During the
Period
(b)
Annualized
Expense Ratio
BlackRock Dynamic High Income Portfolio
Institutional ............................... $ 1,000.00 $ 1,083.00 $ 3.36 $ 1,000.00 $ 1,021.57 $ 3.26 0.65%
Investor A ................................ 1,000.00 1,081.60 4.65 1,000.00 1,020.33 4.51 0.90
Investor C ................................ 1,000.00 1,076.70 8.50 1,000.00 1,016.61 8.25 1.65
Class K ................................. 1,000.00 1,083.20 3.10 1,000.00 1,021.82 3.01 0.60
BlackRock Multi-Asset Income Portfolio
Institutional ............................... $ 1,000.00 $ 1,059.00 $ 2.81 $ 1,000.00 $ 1,022.07 $ 2.76 0.55%
Investor A ................................ 1,000.00 1,058.70 4.08 1,000.00 1,020.83 4.01 0.80
Investor C ................................ 1,000.00 1,053.90 7.89 1,000.00 1,017.11 7.75 1.55
Class K ................................. 1,000.00 1,059.30 2.55 1,000.00 1,022.32 2.51 0.50
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
July 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 2.4%
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.19%,
04/15/34
(a)(b)
..................... USD 500 $ 496,104
AIG CLO LLC, Series 2020-1A, Class DR,
(LIBOR USD 3 Month + 3.00%), 3.13%,
04/15/34
(a)(b)
..................... 900 899,991
AIG CLO Ltd.
(a)(b)
:
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 04/20/32 .... 500 501,023
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 04/20/32 .... 500 500,161
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 0.00%, 07/20/34 .... 500 500,000
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.50%), 0.00%, 07/20/34 .... 500 500,000
Ajax Mortgage Loan Trust, Series 2018-G,
Class A, 4.38%, 06/25/57
(a)(b)(c)
......... 266 265,540
ALM VII R-2 Ltd., Series 2013-7R2A, Class
BR2, (LIBOR USD 3 Month + 2.20%),
2.33%, 10/15/27
(a)(b)
................ 250 250,000
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class D, (LIBOR USD 3 Month +
2.60%), 2.73%, 01/28/31
(a)(b)
.......... 250 243,720
Ares LI CLO Ltd., Series 2019-51A, Class C,
(LIBOR USD 3 Month + 2.70%), 2.83%,
04/15/31
(a)(b)
..................... 500 499,997
Ares LIII CLO Ltd.
(a)(b)
:
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.78%, 04/24/31 .... 500 500,047
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.88%, 04/24/31 .... 500 500,709
Ares XL CLO Ltd., Series 2016-40A, Class CR,
(LIBOR USD 3 Month + 3.40%), 3.53%,
01/15/29
(a)(b)
..................... 500 500,148
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
............ 500 355,816
Assurant CLO Ltd., Series 2017-1A, Class C,
(LIBOR USD 3 Month + 2.10%), 2.23%,
10/20/29
(a)(b)
..................... 500 499,231
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.08%, 08/23/30
(a)(b)
250 249,278
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 3.14%, 01/23/31
(a)(b)
.... 250 249,951
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.81%, 04/25/34
(a)
..... 76 76,911
Canyon CLO Ltd.
(a)(b)
:
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 07/15/31 .... 500 499,200
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.30%, 07/15/34 .... 500 499,979
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 2.63%, 01/15/34 .... 500 501,765
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD 3
Month + 8.50%), 8.63%, 07/20/32
(a)(b)
.... 125 119,064
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.83%,
04/20/29
(a)(b)
..................... 250 250,059
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 1,000 602,436
CIFC Funding Ltd.
(a)(b)
:
Series 2014-5A, Class DR2, (LIBOR USD 3
Month + 3.40%), 3.53%, 10/17/31 .... 500 500,054
Series 2015-3A, Class CR, (LIBOR USD 3
Month + 1.65%), 1.78%, 04/19/29 .... 250 249,118
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.80%), 2.93%, 10/21/31 .... USD 500 $ 500,946
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.63%, 04/23/29 .... 500 500,175
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class SUB, 0.00%, 07/15/30
(a)(b)
........ 1,000 613,883
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.88%,
01/16/32
(a)(b)
..................... 250 250,292
Dryden 72 CLO Ltd., Series 2019-72A, Class
DR, (LIBOR USD 3 Month + 3.00%), 3.16%,
05/15/32
(a)(b)
..................... 800 800,625
Dryden 75 CLO Ltd., Series 2019-75A, Class
ER2, (LIBOR USD 3 Month + 6.60%),
6.73%, 04/15/34
(a)(b)
................ 350 345,922
First Franklin Mortgage Loan Trust
(a)
:
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.59%, 06/25/36 .... 1,750 1,624,212
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.33%, 10/25/36 .... 58 45,761
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.41%, 10/25/36 ... 36 29,285
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.86%, 11/16/32 .... 500 502,333
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.06%, 11/16/32 .... 1,000 1,003,017
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.50%),
2.63%, 04/15/31
(a)(b)
................ 650 642,297
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 2.00%), 2.13%,
01/27/31
(a)(b)
..................... 500 499,747
GSAA Home Equity Trust
(a)
:
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.79%, 12/25/35 .... 30 13,234
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.45%, 03/25/36 .... 64 28,309
GSAMP Trust, Series 2006-FM3, Class A1,
(LIBOR USD 1 Month + 0.14%), 0.23%,
11/25/36
(a)
...................... 121 73,087
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
1.19%, 01/17/38
(a)(b)
................ 258 258,650
Jay Park CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.65%), 2.78%,
10/20/27
(a)(b)
..................... 250 247,175
Long Beach Mortgage Loan Trust, Series 2006-
4, Class 1A, (LIBOR USD 1 Month + 0.30%),
0.39%, 05/25/36
(a)
................. 414 280,286
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.73%,
01/15/33
(a)(b)
..................... 500 501,964
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (LIBOR USD 3 Month +
1.90%), 2.03%, 04/19/30
(a)(b)
.......... 500 498,042
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.73%, 04/20/30
(a)(b)
.......... 500 489,019
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (LIBOR USD 1 Month
+ 0.28%), 0.37%, 05/25/37
(a)
.......... 650 587,647
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (LIBOR USD 3 Month
+ 3.00%), 3.13%, 10/21/30
(a)(b)
......... 250 248,759

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Oakwood Mortgage Investors, Inc., Series
1998-D, Class M1, 7.42%, 01/15/29
(b)
.... USD 246 $ 257,890
OCP CLO Ltd., Series 2015-10A, Class BR,
(LIBOR USD 3 Month + 1.85%), 1.98%,
10/26/27
(a)(b)
..................... 500 499,333
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (LIBOR USD 3 Month +
2.75%), 2.88%, 01/20/31
(a)(b)
.......... 500 495,573
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (LIBOR USD 3 Month +
1.85%), 1.98%, 07/17/30
(a)(b)
.......... 250 249,077
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 1.98%, 10/17/31 .... 800 800,037
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 2.97%, 05/21/34
(c)
... 500 499,950
Series 2015-2A, Class BR2, (LIBOR USD 3
Month + 1.95%), 2.08%, 07/20/30 .... 750 750,085
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.80%, 11/14/32 .... 500 501,705
Progress Residential Trust
(b)
:
Series 2018-SFR3, Class F, 5.37%,
10/17/35 ..................... 646 652,719
Series 2019-SFR2, Class F, 4.84%,
05/17/36 ..................... 100 97,593
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
3.83%, 01/15/29
(a)(b)
................ 500 500,242
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
2.28%, 04/20/34
(a)(b)(c)
............... 250 250,000
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.23%, 07/15/31
(a)(b)
................ 500 498,624
Regatta XV Funding Ltd.
(a)(b)
:
Series 2018-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 1.98%, 10/25/31 .... 285 284,988
Series 2018-4A, Class C, (LIBOR USD 3
Month + 3.30%), 3.43%, 10/25/31 .... 250 250,092
Regatta XVI Funding Ltd., Series 2019-2A,
Class D, (LIBOR USD 3 Month + 3.90%),
4.03%, 01/15/33
(a)(b)
................ 500 502,377
Rockford Tower CLO Ltd., Series 2018-2A,
Class C, (LIBOR USD 3 Month + 2.20%),
2.33%, 10/20/31
(a)(b)
................ 300 300,138
Signal Peak CLO 7 Ltd., Series 2019-1A, Class
B, (LIBOR USD 3 Month + 2.00%), 2.13%,
04/30/32
(a)(b)
..................... 500 500,026
Silver Creek CLO Ltd., Series 2014-1A, Class
DR, (LIBOR USD 3 Month + 3.35%), 3.48%,
07/20/30
(a)(b)
..................... 500 500,286
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (LIBOR USD 3 Month + 1.75%),
1.88%, 04/16/31
(a)(b)
................ 500 498,606
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.11%,
04/20/34
(a)(b)(c)
.................... 500 500,000
TCW CLO Ltd., Series 2017-1A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.28%,
07/29/29
(a)(b)
..................... 1,500 1,499,259
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.28%,
07/17/31
(a)(b)
..................... 500 500,146
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(LIBOR USD 3 Month + 2.15%), 2.28%,
04/15/33
(a)(b)
..................... 500 500,226
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO VIII Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 3.10%), 3.23%,
10/20/30
(a)(b)
..................... USD 500 $ 500,081
TICP CLO XI Ltd., Series 2018-11A, Class D,
(LIBOR USD 3 Month + 3.05%), 3.18%,
10/20/31
(a)(b)
..................... 300 300,035
TICP CLO XIV Ltd., Series 2019-14A, Class
B, (LIBOR USD 3 Month + 2.70%), 2.83%,
10/20/32
(a)(b)
..................... 500 501,405
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.78%, 10/20/28
(a)(b)
................ 300 300,422
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.03%,
04/20/31
(a)(b)
..................... 500 494,018
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.73%,
10/20/29
(a)(b)
..................... 500 500,444
York CLO-8 Ltd., Series 2020-1A, Class D1,
(LIBOR USD 3 Month + 4.50%), 4.63%,
04/20/32
(a)(b)
..................... 500 501,702
Total Asset-Backed Securities — 2.4%
(Cost: $36,615,806) ............................... 36,382,048
Shares
Shares
Common Stocks — 21.1%
Airlines — 0.2%
(d)
Copa Holdings SA, Class A ............. 15,837 1,123,002
InterGlobe Aviation Ltd.
(b)
.............. 49,744 1,100,005
2,223,007
Automobiles — 0.1%
Maruti Suzuki India Ltd. ............... 13,517 1,270,015
Banks — 1.1%
Axis Bank Ltd.
(d)
..................... 183,946 1,756,439
Bandhan Bank Ltd.
(b)
................. 279,122 1,094,465
Bank Rakyat Indonesia Persero Tbk. PT .... 2,878,800 738,546
China Construction Bank Corp., Class H .... 2,127,000 1,481,549
Citizens Financial Group, Inc. ........... 49,181 2,073,471
Commercial International Bank Egypt SAE
(d)
.. 152,183 553,705
Credicorp Ltd.
(d)
..................... 10,743 1,084,613
DBS Group Holdings Ltd. .............. 31,300 700,380
Erste Group Bank AG ................. 29,317 1,136,052
Grupo Financiero Banorte SAB de CV, Class O 216,961 1,403,591
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 2,770,000 1,538,163
M&T Bank Corp. .................... 13,083 1,751,160
Sberbank of Russia PJSC, ADR .......... 111,863 1,861,568
17,173,702
Beverages — 0.2%
Diageo plc ........................ 45,991 2,280,522
Kweichow Moutai Co. Ltd., Class A ........ 5,000 1,300,575
3,581,097
Biotechnology — 0.2%
AbbVie, Inc. ....................... 20,152 2,343,678
Capital Markets — 0.2%
B3 SA - Brasil Bolsa Balcao ............. 179,276 527,338
Intercontinental Exchange, Inc. .......... 21,787 2,610,736
3,138,074

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Chemicals — 0.1%
Sociedad Quimica y Minera de Chile SA, ADR 36,950 $ 1,755,125
Consumer Finance — 0.3%
Kaspi.KZ JSC, GDR .................. 18,704 2,117,293
SBI Cards & Payment Services Ltd.
(d)
...... 121,219 1,690,381
Synchrony Financial .................. 29,633 1,393,344
5,201,018
Diversified Telecommunication Services — 0.6%
Cellnex Telecom SA
(b)
................. 83,817 5,466,264
Hellenic Telecommunications Organization SA 91,245 1,665,068
TELUS Corp. ...................... 112,717 2,503,517
9,634,849
Electric Utilities — 0.7%
Duke Energy Corp. .................. 20,722 2,178,090
Edison International .................. 4,160 226,720
Enel SpA ......................... 36,487 336,247
Eversource Energy .................. 16,307 1,406,805
FirstEnergy Corp. ................... 12,663 485,246
NextEra Energy, Inc. ................. 39,164 3,050,876
Southern Co. (The) .................. 28,821 1,840,797
Xcel Energy, Inc. .................... 21,128 1,441,986
10,966,767
Electrical Equipment — 0.1%
Schneider Electric SE ................. 8,751 1,465,692
Yantai Zhenghai Magnetic Material Co. Ltd.,
Class A ........................ 267,900 602,281
2,067,973
Electronic Equipment, Instruments & Components — 0.3%
Samsung SDI Co. Ltd. ................ 1,488 960,562
TE Connectivity Ltd. .................. 9,235 1,361,886
Unimicron Technology Corp.
(d)
........... 336,000 1,765,438
4,087,886
Energy Equipment & Services — 0.1%
Baker Hughes Co. ................... 34,854 740,299
Entertainment — 0.1%
NCSoft Corp. ...................... 1,830 1,312,520
Equity Real Estate Investment Trusts (REITs) — 5.5%
Alexandria Real Estate Equities, Inc. ....... 13,506 2,719,298
American Tower Corp. ................ 10,707 3,027,940
Assura plc ........................ 3,668,941 3,982,563
Boston Properties, Inc. ................ 25,171 2,954,572
Community Healthcare Trust, Inc. ......... 19,900 991,617
Covivio .......................... 27,180 2,553,331
Cromwell European REIT .............. 628,703 1,857,039
Crown Castle International Corp. ......... 23,424 4,522,940
Digital Realty Trust, Inc. ............... 31,022 4,782,351
EPR Properties ..................... 43,283 2,177,135
Equinix, Inc. ....................... 6,369 5,225,191
ESR Kendall Square REIT Co. Ltd. ........ 359,421 2,130,714
Goodman Group .................... 284,272 4,728,058
LondonMetric Property plc .............. 440,812 1,522,861
Medical Properties Trust, Inc. ............ 188,602 3,966,300
Outfront Media, Inc.
(d)
................. 148,324 3,543,460
Prologis, Inc. ....................... 38,088 4,876,787
Rexford Industrial Realty, Inc. ........... 48,757 2,999,531
SBA Communications Corp. ............ 4,533 1,545,708
Secure Income REIT plc ............... 272,164 1,487,665
SL Green Realty Corp. ................ 26,381 1,964,329
Spirit Realty Capital, Inc. ............... 56,558 2,840,343
Sun Communities, Inc. ................ 15,778 3,094,224
Target Healthcare REIT plc ............. 1,191,772 2,064,078
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc. ......................... 63,115 $ 3,470,694
VICI Properties, Inc. .................. 61,151 1,907,300
Warehouses De Pauw CVA ............. 57,934 2,491,643
Welltower, Inc. ...................... 40,056 3,479,264
82,906,936
Food & Staples Retailing — 0.2%
Wal-Mart de Mexico SAB de CV .......... 716,185 2,359,431
X5 Retail Group NV, GDR .............. 14,953 484,087
2,843,518
Food Products — 0.2%
China Feihe Ltd.
(b)
................... 631,000 1,213,104
China Mengniu Dairy Co. Ltd.
(d)
.......... 272,000 1,476,801
2,689,905
Gas Utilities — 0.4%
APA Group
(e)
....................... 59,645 418,528
Atmos Energy Corp. .................. 3,017 297,446
ENN Energy Holdings Ltd. .............. 136,700 2,852,697
Kunlun Energy Co. Ltd. ................ 1,616,000 1,397,111
Tokyo Gas Co. Ltd. .................. 23,800 450,504
5,416,286
Health Care Equipment & Supplies — 0.1%
Ansell Ltd. ........................ 21,569 623,652
Medtronic plc ...................... 10,043 1,318,747
1,942,399
Health Care Providers & Services — 0.3%
Notre Dame Intermedica Participacoes SA ... 91,548 1,406,024
UnitedHealth Group, Inc. ............... 6,297 2,595,749
4,001,773
Hotels, Restaurants & Leisure — 0.2%
SJM Holdings Ltd.
(d)
.................. 1,181,000 1,065,166
Yum China Holdings, Inc. .............. 31,389 1,952,082
3,017,248
Household Durables — 0.1%
Haier Smart Home Co. Ltd., Class A
(d)
...... 325,667 1,259,218
Haier Smart Home Co. Ltd., Class H ....... 103,000 353,256
1,612,474
Household Products — 0.1%
Reckitt Benckiser Group plc ............. 28,504 2,180,546
Independent Power and Renewable Electricity Producers — 0.0%
ERG SpA ......................... 8,725 272,488
Insurance — 0.4%
Assurant, Inc. ...................... 9,103 1,436,544
Progressive Corp. (The) ............... 13,932 1,325,769
Prudential plc ...................... 133,040 2,498,336
Seguridade Participacoes SA ............ 335,184 1,374,652
6,635,301
Interactive Media & Services — 0.3%
Kakao Corp. ....................... 12,974 1,660,867
Tencent Holdings Ltd. ................. 43,400 2,617,374
4,278,241
IT Services — 0.9%
Amadeus IT Group SA
(d)
............... 19,516 1,279,875
Fidelity National Information Services, Inc. ... 17,949 2,675,299
GDS Holdings Ltd., Class A
(d)(f)
........... 279,500 2,072,363
GDS Holdings Ltd., ADR
(d)
.............. 22,410 1,321,294
Infosys Ltd. ........................ 34,166 744,611
Infosys Ltd., ADR .................... 56,886 1,258,318
Paychex, Inc. ...................... 6,220 707,961

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
IT Services (continued)
SUNeVision Holdings Ltd. .............. 754,000 $ 795,522
Switch, Inc., Class A .................. 16,079 332,192
Visa, Inc., Class A ................... 9,641 2,375,446
13,562,881
Leisure Products — 0.1%
Hasbro, Inc. ....................... 18,475 1,837,154
Life Sciences Tools & Services — 0.1%
Joinn Laboratories China Co. Ltd., Class A ... 34,942 1,028,991
Joinn Laboratories China Co. Ltd., Class H
(b)
. 12,440 208,208
1,237,199
Machinery — 0.2%
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 225,800 1,289,802
Otis Worldwide Corp. ................. 16,061 1,438,263
2,728,065
Media — 0.1%
Comcast Corp., Class A ............... 30,111 1,771,430
Metals & Mining — 0.2%
China Molybdenum Co. Ltd., Class H ...... 2,637,000 1,930,128
Novolipetsk Steel PJSC ............... 403,482 1,426,131
3,356,259
Multiline Retail — 0.1%
Fix Price Group Ltd., GDR
(d)
............. 145,543 1,112,676
Multi-Utilities — 0.7%
Ameren Corp. ...................... 12,394 1,040,104
CenterPoint Energy, Inc. ............... 41,056 1,045,286
CMS Energy Corp. ................... 13,319 822,981
Dominion Energy, Inc. ................. 29,484 2,207,467
National Grid plc .................... 108,085 1,381,987
NiSource, Inc. ...................... 29,427 728,907
Public Service Enterprise Group, Inc. ...... 18,978 1,181,001
Sempra Energy ..................... 9,344 1,220,794
WEC Energy Group, Inc. ............... 4,540 427,395
10,055,922
Oil, Gas & Consumable Fuels — 0.8%
California Resources Corp.
(d)
............ 242 6,803
Cheniere Energy, Inc.
(d)
................ 7,724 655,999
China Petroleum & Chemical Corp., Class H . 4,180,000 1,911,391
Enbridge, Inc. ...................... 49,907 1,967,318
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $54,911)
(d)(g)
.................. 1,568 69,760
LUKOIL PJSC ...................... 6,944 596,250
LUKOIL PJSC, ADR .................. 26,746 2,291,752
Pembina Pipeline Corp. ............... 24,998 826,321
Petroleo Brasileiro SA, ADR ............ 54,858 585,335
Petronet LNG Ltd. ................... 426,738 1,252,407
Plains GP Holdings LP, Class A
(d)
......... 46,617 489,012
Targa Resources Corp. ................ 16,032 675,108
Williams Cos., Inc. (The) ............... 33,450 837,923
12,165,379
Paper & Forest Products — 0.1%
Suzano SA
(d)
....................... 116,893 1,219,822
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A ..... 4,054 1,353,347
Unilever plc ........................ 37,050 2,132,284
3,485,631
Security
Shares
Shares Value
Pharmaceuticals — 0.6%
AstraZeneca plc .................... 18,847 $ 2,165,706
Bristol-Myers Squibb Co. ............... 36,394 2,470,061
Novo Nordisk A/S, Class B ............. 17,890 1,656,102
Sanofi ........................... 32,670 3,367,406
9,659,275
Professional Services — 0.2%
NMG, Inc.
(d)
........................ 602 82,474
RELX plc ......................... 105,780 3,141,791
3,224,265
Real Estate Management & Development — 1.0%
Aroundtown SA ..................... 356,798 2,792,685
CapitaLand Ltd.
(d)
.................... 1,023,400 3,040,489
ESR Cayman Ltd.
(b)(d)
................. 949,800 3,338,373
Hang Lung Properties Ltd. .............. 715,000 1,850,699
VGP NV .......................... 4,837 996,098
Vonovia SE ........................ 49,014 3,263,301
15,281,645
Road & Rail — 0.3%
Canadian Pacific Railway Ltd. ........... 11,310 839,819
CSX Corp. ........................ 37,914 1,225,381
East Japan Railway Co. ............... 7,800 519,655
Kansas City Southern ................. 1,514 405,449
Seibu Holdings, Inc. .................. 23,000 259,521
Union Pacific Corp. .................. 2,413 527,868
3,777,693
Semiconductors & Semiconductor Equipment — 1.1%
Hua Hong Semiconductor Ltd.
(b)(d)
......... 197,000 1,248,402
MediaTek, Inc. ...................... 39,000 1,275,216
Nanya Technology Corp.
(d)
.............. 316,000 822,131
Taiwan Semiconductor Manufacturing Co. Ltd. 486,000 10,157,157
Texas Instruments, Inc. ................ 13,985 2,665,821
16,168,727
Software — 0.4%
Glodon Co. Ltd., Class A ............... 94,021 919,137
Intuit, Inc. ......................... 3,384 1,793,418
Microsoft Corp. ..................... 11,771 3,353,676
6,066,231
Specialty Retail — 0.1%
Topsports International Holdings Ltd.
(b)
...... 1,275,000 1,779,322
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. ........... 4,537 310,042
Wiwynn Corp. ...................... 31,000 1,042,243
1,352,285
Textiles, Apparel & Luxury Goods — 0.3%
EssilorLuxottica SA .................. 7,313 1,380,570
Kering SA ......................... 1,528 1,370,829
LVMH Moet Hennessy Louis Vuitton SE ..... 2,023 1,619,750
4,371,149
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 46,483 1,530,203
Tobacco — 0.1%
Philip Morris International, Inc. ........... 13,479 1,349,113
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)
.................. 201,300 1,480,092
Ferguson plc ....................... 15,740 2,206,576
3,686,668

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Transportation Infrastructure — 0.9%
Aena SME SA
(b)(d)
.................... 5,095 $ 811,363
Atlantia SpA
(d)
...................... 31,126 564,578
Auckland International Airport Ltd.
(d)
....... 74,529 376,025
Beijing Capital International Airport Co. Ltd.,
Class H
(d)
....................... 418,000 240,235
Flughafen Zurich AG (Registered)
(d)
....... 6,261 1,006,064
Fraport AG Frankfurt Airport Services
Worldwide
(d)
..................... 22,658 1,490,304
Getlink SE ........................ 62,879 1,007,233
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(d)
....................... 124,454 1,423,644
Hamburger Hafen und Logistik AG ........ 12,603 298,938
Japan Airport Terminal Co. Ltd. .......... 5,600 241,998
Jiangsu Expressway Co. Ltd., Class H ..... 1,284,000 1,371,876
Sydney Airport
(d)(e)
................... 337,290 1,940,827
Transurban Group
(e)
.................. 303,044 3,196,444
13,969,529
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 4,160 707,658
Severn Trent plc .................... 14,064 546,689
1,254,347
Total Common Stocks — 21.1%
(Cost: $275,119,345) .............................. 319,295,995
Par (000)
Par (000)
Corporate Bonds — 25.4%
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
:
7.50%, 12/01/24 .................. USD 363 377,066
7.50%, 03/15/25 .................. 27 27,511
7.13%, 06/15/26 .................. 525 545,990
7.88%, 04/15/27 .................. 393 406,853
7.45%, 05/01/34 .................. 100 113,250
Embraer Netherlands Finance BV, 6.95%,
01/17/28
(b)
..................... 244 275,232
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 600 619,500
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 284 296,070
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 629 686,396
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 22 23,100
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................. 765 821,419
6.25%, 03/15/26
(b)
................. 3,469 3,638,114
6.38%, 06/15/26 .................. 89 92,004
7.50%, 03/15/27 .................. 69 73,092
4.63%, 01/15/29
(b)
................. 191 190,522
4.88%, 05/01/29
(b)
................. 246 246,388
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 606 671,145
9,103,652
Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
.......... 349 349,838
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................. 591 738,750
5.50%, 04/20/26 .................. 388 405,433
5.75%, 04/20/29 .................. 687 740,712
Avianca Holdings SA, (LIBOR USD 3 Month +
12.00%), 10.65%, 11/10/21
(a)(b)
........ 125 121,166
Azul Investments LLP:
5.88%, 10/26/24 .................. 200 187,850
7.25%, 06/15/26
(b)
................. 200 187,405
Delta Air Lines, Inc., 7.00%, 05/01/25
(b)
..... 97 114,096
Security
Par (000)
Par (000) Value
Airlines (continued)
Gol Finance SA
(b)
:
7.00%, 01/31/25 .................. USD 287 $ 265,296
8.00%, 06/30/26 .................. 254 250,507
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ 191 200,214
Latam Finance Ltd., 6.88%, 04/11/24
(b)(d)(h)
... 689 621,822
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
651 708,776
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
21 23,839
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 . 37 39,201
Series 2020-1, Class A, 5.88%, 10/15/27 . 648 721,172
United Airlines, Inc.
(b)
:
4.38%, 04/15/26 .................. 352 362,166
4.63%, 04/15/29 .................. 351 361,091
6,399,334
Auto Components — 0.4%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 101 110,413
Clarios Global LP
(b)
:
6.75%, 05/15/25 .................. 288 305,280
6.25%, 05/15/26 .................. 1,148 1,214,010
8.50%, 05/15/27 .................. 2,264 2,445,120
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 419 450,995
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 .................. 121 133,971
5.00%, 07/15/29
(b)
................. 108 113,613
5.25%, 07/15/31
(b)
................. 309 325,995
5.63%, 04/30/33 .................. 263 279,438
Icahn Enterprises LP:
6.25%, 05/15/26 .................. 268 281,614
5.25%, 05/15/27 .................. 745 783,181
4.38%, 02/01/29 .................. 115 116,438
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
... 52 53,076
Tenneco, Inc., 7.88%, 01/15/29
(b)
........ 34 38,420
6,651,564
Automobiles — 0.1%
Ford Motor Co.:
4.75%, 01/15/43 .................. 41 45,009
5.29%, 12/08/46 .................. 100 114,438
Hyundai Capital America, 6.38%, 04/08/30 .. 450 589,763
TML Holdings Pte. Ltd., 4.35%, 06/09/26 ... 400 392,500
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
90 96,750
1,238,460
Banks — 2.5%
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(i)
... 1,800 1,950,750
Banco Davivienda SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 10 Year
+ 5.10%), 6.65%
(a)(b)(i)
.............. 200 210,000
Banco GNB Sudameris SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 6.66%), 7.50%, 04/16/31
(a)(b)
........ 150 152,841
Banco Industrial SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.44%), 4.88%, 01/29/31
(a)(b)
.......... 180 186,806
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.97%), 6.75%
(a)(b)(i)
........... 400 427,950
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(i)
...................... 400 420,460
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ................ 612 635,447

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Banistmo SA, 3.65%, 09/19/22 .......... USD 400 $ 405,575
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)
........ 340 346,587
Bank of East Asia Ltd. (The)
(a)(i)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ....................... 575 614,280
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ....................... 500 537,500
Barclays plc
(a)(i)
:
(USD Swap Semi 5 Year + 6.77%), 7.88% 754 781,144
(USD Swap Semi 5 Year + 4.84%), 7.75% 625 685,156
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13% ....................... 1,300 1,447,394
BBK BSC, 5.50%, 07/09/24 ............ 257 270,862
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.12%, 01/18/33
(a)
........... 428 441,375
BNP Paribas SA
(a)(b)(i)
:
(USD Swap Semi 5 Year + 3.98%), 7.00% 406 488,978
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62% ....................... 2,000 2,079,600
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(i)
................ 400 405,075
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(i)
............... 250 261,062
Credit Agricole SA, (USD Swap Semi 5 Year +
6.19%), 8.12%
(a)(b)(i)
............... 1,825 2,221,113
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 7 Year +
4.13%), 7.00%
(a)(i)
................ 1,805 2,026,113
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(i)
............ 450 481,078
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 248 244,516
HSBC Holdings plc
(a)(i)
:
(USD Swap Rate 5 Year + 4.37%), 6.37% . 718 794,862
(USD Swap Rate 5 Year + 3.75%), 6.00% . 487 538,135
Itau Unibanco Holding SA, 5.13%, 05/13/23
(b)
. 200 210,100
JPMorgan Chase & Co., Series W, (LIBOR
USD 3 Month + 1.00%), 1.16%, 05/15/47
(a)
. 2,042 1,750,697
Kasikornbank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(i)
...................... 824 872,564
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ................ 412 421,476
Lloyds Banking Group plc
(a)(i)
:
(USD Swap Semi 5 Year + 4.50%), 7.50% 380 442,488
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75% ....................... 485 557,750
Macquarie Bank Ltd.
(a)(i)
:
(USD Swap Semi 5 Year + 3.70%), 6.13%
(b)
1,504 1,646,880
(USD Swap Semi 5 Year + 3.70%), 6.13% 200 219,000
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(i)
............ 600 603,750
Natwest Group plc, (USD Swap Semi 5 Year +
7.60%), 8.62%
(a)(i)
................ 2,161 2,164,241
Security
Par (000)
Par (000) Value
Banks (continued)
NBK Tier 1 Financing Ltd., (USD Swap Semi 6
Year + 2.88%), 3.62%
(a)(b)(i)
........... USD 486 $ 486,304
Nordea Bank Abp, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.11%), 6.63%
(a)(b)(i)
............... 1,075 1,236,917
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(i)
............ 400 421,825
Shinhan Financial Group Co. Ltd.
(a)(i)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%),
5.87% ....................... 200 214,663
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.87% ....................... 450 445,078
Societe Generale SA
(a)(b)(i)
:
(USD Swap Rate 5 Year + 5.87%), 8.00% . 1,775 2,096,719
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%),
4.75% ....................... 1,420 1,466,150
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38% ....................... 1,350 1,458,000
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(i)
............... 400 405,450
UniCredit SpA, (USD Swap Semi 5 Year +
5.18%), 8.00%
(a)(i)
................ 1,815 2,012,381
Wells Fargo & Co., (LIBOR USD 3 Month +
0.50%), 0.63%, 01/15/27
(a)
........... 115 110,967
38,298,059
Beverages — 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(b)
................ 200 204,500
Central American Bottling Corp.:
5.75%, 01/31/27 .................. 150 155,887
5.75%, 01/31/27
(b)
................. 335 348,149
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
44 44,055
752,591
Biotechnology — 0.0%
HCRX Investments Holdco LP, 4.50%,
08/01/29
(b)
..................... 108 110,160
Building Products — 0.2%
(b)
Advanced Drainage Systems, Inc., 5.00%,
09/30/27 ...................... 119 124,200
APi Group DE, Inc., 4.13%, 07/15/29 ...... 108 105,300
Builders FirstSource, Inc.:
6.75%, 06/01/27 .................. 42 44,940
4.25%, 02/01/32 .................. 133 135,993
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ...................... 454 483,510
CP Atlas Buyer, Inc., 7.00%, 12/01/28 ..... 223 230,143
Forterra Finance LLC, 6.50%, 07/15/25 .... 207 222,049
SRM Escrow Issuer LLC, 6.00%, 11/01/28 ... 559 596,732
Summit Materials LLC, 5.25%, 01/15/29 .... 128 135,840
Victors Merger Corp., 6.38%, 05/15/29 ..... 137 137,685
2,216,392
Capital Markets — 0.7%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
73 76,832
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 174 180,500
Credit Suisse Group AG
(a)(b)(i)
:
(USD Swap Semi 5 Year + 3.46%), 6.25% 1,608 1,754,650

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37% ....................... USD 600 $ 666,600
Deutsche Bank AG, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(a)(i)
................ 1,800 1,885,500
Goldman Sachs Group, Inc. (The), Series
U, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%), 3.65%
(a)(i)
850 853,825
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27 ...................... 200 133,000
Huarong Finance 2019 Co. Ltd., 3.63%,
09/30/30 ...................... 370 234,950
MSCI, Inc., 3.63%, 09/01/30
(b)
.......... 49 51,511
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.12%, 06/15/47
(a)
........... 2,875 2,502,468
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(i)
.......................... 430 442,900
UBS Group AG
(a)(i)
:
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
351 385,661
(USD Swap Semi 5 Year + 4.87%), 7.00% 677 779,397
XP, Inc., 3.25%, 07/01/26
(b)
............ 272 265,622
10,213,416
Chemicals — 0.3%
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
.......................... 495 570,580
Chemours Co. (The), 5.75%, 11/15/28
(b)
.... 71 75,349
Cydsa SAB de CV, 6.25%, 10/04/27
(b)
..... 248 257,579
Equate Petrochemical BV, 2.63%, 04/28/28
(b)
. 200 202,063
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 161 167,195
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 151 154,624
HB Fuller Co., 4.25%, 10/15/28 ......... 61 62,372
Herens Midco SARL, 4.75%, 05/15/28
(b)
.... 400 397,000
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 224 249,200
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
65 67,925
Pearl Holding III Ltd., 9.50%, 12/11/22
(d)(h)
... 200 72,347
PQ Corp., 5.75%, 12/15/25
(b)
........... 1,077 1,107,964
Sasol Financing USA LLC:
4.38%, 09/18/26 .................. 200 204,050
6.50%, 09/27/28 .................. 255 283,767
5.50%, 03/18/31 .................. 270 281,560
SCIH Salt Holdings, Inc.
(b)
:
4.88%, 05/01/28 .................. 210 209,738
6.63%, 05/01/29 .................. 147 145,530
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
..................... 200 205,412
4,714,255
Commercial Services & Supplies — 0.9%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 274 284,275
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 .................. 2,076 2,197,965
9.75%, 07/15/27 .................. 1,538 1,685,802
4.63%, 06/01/28 .................. 1,379 1,382,191
6.00%, 06/01/29 .................. 693 693,866
APX Group, Inc.
(b)
:
6.75%, 02/15/27 .................. 500 530,000
5.75%, 07/15/29 .................. 334 335,343
Aramark Services, Inc.
(b)
:
6.38%, 05/01/25 .................. 160 168,824
5.00%, 02/01/28 .................. 50 51,944
Covanta Holding Corp., 5.00%, 09/01/30 ... 95 101,949
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Garda World Security Corp., 9.50%, 11/01/27
(b)
USD 705 $ 768,450
GFL Environmental, Inc.
(b)
:
5.13%, 12/15/26 .................. 164 172,483
4.75%, 06/15/29 .................. 316 326,633
IAA, Inc., 5.50%, 06/15/27
(b)
........... 245 256,944
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 79 81,765
Madison IAQ LLC
(b)
:
4.13%, 06/30/28 .................. 80 80,117
5.88%, 06/30/29 .................. 694 701,426
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 .................. 332 350,675
5.88%, 10/01/30 .................. 887 971,177
4.75%, 07/15/31 .................. 137 138,175
Prime Security Services Borrower LLC
(b)
:
5.75%, 04/15/26 .................. 138 151,110
6.25%, 01/15/28 .................. 847 883,972
Tuspark Forward Ltd., 7.95%, 08/15/21 .... 400 160,125
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 650 661,375
13,136,586
Communications Equipment — 0.3%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 1,545 1,653,150
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 .................. 304 308,560
5.00%, 03/15/27 .................. 313 316,693
CommScope, Inc.
(b)
:
5.50%, 03/01/24 .................. 52 53,487
6.00%, 03/01/26 .................. 429 447,233
8.25%, 03/01/27 .................. 112 118,580
7.13%, 07/01/28 .................. 230 248,112
Nokia OYJ, 6.63%, 05/15/39 ........... 98 134,260
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 .................. 3 3,116
6.50%, 07/15/28 .................. 411 435,147
3,718,338
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 405 423,681
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 308 314,930
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34
(j)
..................... 363 273,804
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 453 460,696
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 79 79,987
GMR Hyderabad International Airport Ltd.,
4.75%, 02/02/26 ................. 440 437,058
MasTec, Inc., 4.50%, 08/15/28
(b)
......... 85 89,634
Mexico City Airport Trust, 5.50%, 07/31/47 .. 270 272,700
New Enterprise Stone & Lime Co., Inc., 9.75%,
07/15/28
(b)
..................... 42 46,830
Pike Corp., 5.50%, 09/01/28
(b)
.......... 80 81,629
Stoneway Capital Corp.
(d)(h)
:
10.00%, 03/01/27
(b)
................ 752 203,707
10.00%, 03/01/27 ................. 267 72,221
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21 200 198,913
2,955,790
Construction Materials — 0.0%
Cemex SAB de CV
(b)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%),
5.12%
(a)(i)
..................... 295 307,481
3.88%, 07/11/31 .................. 215 221,031
528,512

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Consumer Finance — 0.6%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(i)
............... USD 2,115 $ 2,125,575
ASG Finance Designated Activity Co., 7.88%,
12/03/24
(b)
..................... 534 512,807
Capital One Financial Corp., Series M, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.16%), 3.95%
(a)(i)
..... 1,250 1,287,500
Ford Motor Credit Co. LLC:
5.13%, 06/16/25 .................. 319 351,299
4.13%, 08/04/25 .................. 418 447,176
Global Aircraft Leasing Co. Ltd., 0.00%, (0.00%
Cash or 7.25% PIK), 09/15/24
(b)(k)
....... 231 225,561
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(i)
............ 200 183,037
Manappuram Finance Ltd., 5.90%, 01/13/23 . 592 605,379
Muthoot Finance Ltd.:
6.13%, 10/31/22
(b)
................. 466 480,650
4.40%, 09/02/23 .................. 612 622,825
Navient Corp.:
6.13%, 03/25/24 .................. 66 71,610
6.75%, 06/15/26 .................. 329 368,891
5.00%, 03/15/27 .................. 35 36,400
OneMain Finance Corp.:
8.88%, 06/01/25 .................. 42 46,199
7.13%, 03/15/26 .................. 10 11,775
6.63%, 01/15/28 .................. 290 334,950
5.38%, 11/15/29 .................. 23 25,265
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 .................. 400 406,450
5.10%, 07/16/23 .................. 824 826,729
8,970,078
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 1,430 1,508,507
Ardagh Packaging Finance plc, 5.25%,
08/15/27
(b)
..................... 871 889,376
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 16 19,664
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
15 15,994
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
..................... 110 112,425
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 285 280,582
LABL, Inc.
(b)
:
6.75%, 07/15/26 .................. 357 378,838
10.50%, 07/15/27 ................. 158 173,800
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 583 586,644
Trivium Packaging Finance BV
(b)(l)
:
5.50%, 08/15/26 .................. 689 720,005
8.50%, 08/15/27 .................. 2,044 2,197,300
6,883,135
Distributors — 0.1%
(b)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 90 90,450
Core & Main LP, 6.13%, 08/15/25 ........ 1,520 1,541,584
Wolverine Escrow LLC:
8.50%, 11/15/24 .................. 129 125,245
9.00%, 11/15/26 .................. 214 206,486
1,963,765
Diversified Consumer Services — 0.1%
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ...................... 460 447,724
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
... 176 172,615
Service Corp. International, 3.38%, 08/15/30 . 42 41,891
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Sotheby's
(b)
:
7.38%, 10/15/27 .................. USD 1,187 $ 1,267,894
5.88%, 06/01/29 .................. 200 207,770
2,137,894
Diversified Financial Services — 0.4%
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 267 273,074
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
..................... 273 265,091
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............. 546 550,197
REC Ltd., 2.25%, 09/01/26 ............ 610 599,249
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 .................. 489 572,130
7.38%, 09/01/25 .................. 161 171,943
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 125 130,298
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 2,491 2,631,119
5,193,101
Diversified Telecommunication Services — 1.3%
Altice France Holding SA
(b)
:
10.50%, 05/15/27 ................. 2,044 2,248,400
6.00%, 02/15/28 .................. 727 717,004
Altice France SA
(b)
:
8.13%, 02/01/27 .................. 804 870,539
5.13%, 01/15/29 .................. 447 450,352
5.13%, 07/15/29 .................. 905 911,706
CCO Holdings LLC:
4.75%, 03/01/30
(b)
................. 128 135,674
4.25%, 02/01/31
(b)
................. 91 93,891
4.50%, 05/01/32 .................. 547 572,299
4.50%, 06/01/33
(b)
................. 276 287,316
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 .................. 779 795,554
8.00%, 10/15/25 .................. 31 32,550
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 756 816,276
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 .................. 345 368,684
5.00%, 05/01/28 .................. 617 638,219
6.75%, 05/01/29 .................. 540 575,100
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(l)
.................... 280 289,100
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
................ 400 413,125
Lumen Technologies, Inc.:
5.13%, 12/15/26
(b)
................. 491 510,306
4.50%, 01/15/29
(b)
................. 384 377,011
5.38%, 06/15/29
(b)
................. 364 373,100
Series P, 7.60%, 09/15/39 ........... 199 226,785
Series U, 7.65%, 03/15/42 ........... 500 565,020
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(i)
..................... 1,064 1,118,064
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(k)
..................... 338 332,254
Sable International Finance Ltd., 5.75%,
09/07/27 ...................... 470 491,808
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 414 534,105
8.75%, 03/15/32 .................. 613 944,863
Switch Ltd., 4.13%, 06/15/29
(b)
.......... 315 324,529
Telecom Italia Capital SA:
6.38%, 11/15/33 .................. 45 53,212
6.00%, 09/30/34 .................. 991 1,137,172
7.20%, 07/18/36 .................. 21 26,828

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Telesat Canada, 4.88%, 06/01/27
(b)
....... USD 105 $ 95,970
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 .................. 814 809,930
6.13%, 03/01/28 .................. 1,715 1,745,287
19,882,033
Electric Utilities — 0.3%
Energuate Trust, 5.88%, 05/03/27
(b)
....... 400 416,075
FEL Energy VI SARL, 5.75%, 12/01/40 ..... 269 283,787
Genneia SA, 8.75%, 01/20/22
(b)
......... 519 502,652
Greenko Investment Co.:
4.88%, 08/16/23 .................. 413 416,175
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(d)(h)
200 77,062
India Cleantech Energy, 4.70%, 08/10/26
(b)
.. 250 250,000
Inkia Energy Ltd.:
5.88%, 11/09/27
(b)
................. 200 202,538
5.88%, 11/09/27 .................. 258 261,273
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ...................... 824 813,339
Oryx Funding Ltd., 5.80%, 02/03/31
(b)
...... 200 210,312
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 329 339,597
PG&E Corp., 5.25%, 07/01/30 .......... 160 156,200
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 495 542,118
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33 ................. 310 351,621
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
187 191,675
5,014,424
Electrical Equipment — 0.0%
Atkore, Inc., 4.25%, 06/01/31
(b)
.......... 136 139,060
Energy Equipment & Services — 0.3%
Anton Oilfield Services Group, 7.50%, 12/02/22 245 243,515
Archrock Partners LP
(b)
:
6.88%, 04/01/27 .................. 498 522,900
6.25%, 04/01/28 .................. 359 366,262
ChampionX Corp., 6.38%, 05/01/26 ....... 128 132,932
Hilong Holding Ltd., 9.75%, 11/18/24 ...... 207 182,160
TechnipFMC plc, 6.50%, 02/01/26
(b)
....... 241 258,274
Tervita Corp., 11.00%, 12/01/25
(b)
........ 80 91,600
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 86 85,570
USA Compression Partners LP:
6.88%, 04/01/26 .................. 1,064 1,114,391
6.88%, 09/01/27 .................. 1,330 1,406,289
4,403,893
Entertainment — 0.1%
(b)
Cinemark USA, Inc.:
5.88%, 03/15/26 .................. 48 47,160
5.25%, 07/15/28 .................. 65 61,100
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ...................... 116 118,749
Live Nation Entertainment, Inc.:
4.88%, 11/01/24 .................. 19 19,309
6.50%, 05/15/27 .................. 949 1,047,458
4.75%, 10/15/27 .................. 239 244,079
Playtika Holding Corp., 4.25%, 03/15/29 .... 306 305,235
WMG Acquisition Corp., 3.88%, 07/15/30 ... 84 86,310
1,929,400
Equity Real Estate Investment Trusts (REITs) — 0.3%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
..................... 28 29,050
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 134 137,453
Diversified Healthcare Trust, 9.75%, 06/15/25 114 125,827
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
.... 128 129,713
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc.
(b)
:
5.25%, 07/15/30 .................. USD 259 $ 275,997
5.63%, 07/15/32 .................. 653 706,356
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24 ... 450 453,741
MGM Growth Properties Operating Partnership
LP, 4.63%, 06/15/25
(b)
.............. 16 17,000
RHP Hotel Properties LP:
4.75%, 10/15/27 .................. 413 427,188
4.50%, 02/15/29
(b)
................. 136 137,360
Service Properties Trust:
4.35%, 10/01/24 .................. 26 26,176
7.50%, 09/15/25 .................. 183 206,333
5.50%, 12/15/27 .................. 78 83,182
Trust Fibra Uno, 5.25%, 01/30/26
(b)
....... 200 224,250
Uniti Group LP
(b)
:
7.88%, 02/15/25 .................. 89 94,785
4.75%, 04/15/28 .................. 290 290,870
6.50%, 02/15/29 .................. 707 716,587
VICI Properties LP, 4.13%, 08/15/30
(b)
..... 511 537,439
XHR LP, 4.88%, 06/01/29
(b)
............ 52 53,141
4,672,448
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc.:
5.88%, 02/15/28 .................. 367 392,690
4.88%, 02/15/30 .................. 10 10,825
Performance Food Group, Inc., 4.25%,
08/01/29 ...................... 277 281,501
United Natural Foods, Inc., 6.75%, 10/15/28 . 55 59,263
US Foods, Inc.:
6.25%, 04/15/25 .................. 64 67,437
4.75%, 02/15/29 .................. 231 235,620
1,047,336
Food Products — 0.4%
BRF SA, 4.88%, 01/24/30 ............. 496 513,484
Chobani LLC, 7.50%, 04/15/25
(b)
........ 955 995,301
Frigorifico Concepcion SA, 7.70%, 07/21/28
(b)
200 206,250
Grupo Bimbo SAB de CV, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.28%), 5.95%
(a)(b)(i)
.............. 324 341,273
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24 .............. 472 485,069
Kraft Heinz Foods Co.:
5.20%, 07/15/45 .................. 233 295,107
4.38%, 06/01/46 .................. 31 35,720
4.88%, 10/01/49 .................. 540 673,512
5.50%, 06/01/50 .................. 956 1,280,433
MHP Lux SA, 6.25%, 09/19/29
(b)
......... 257 254,960
Post Holdings, Inc.
(b)
:
4.63%, 04/15/30 .................. 41 41,769
4.50%, 09/15/31 .................. 252 255,024
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 205 206,968
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... 62 62,077
5,646,947
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 137 142,309
Health Care Equipment & Supplies — 0.1%
(b)
Avantor Funding, Inc., 4.63%, 07/15/28 .... 472 496,780
Ortho-Clinical Diagnostics, Inc.:
7.38%, 06/01/25 .................. 222 237,540
7.25%, 02/01/28 .................. 1,262 1,375,302
2,109,622

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 .................. USD 132 $ 140,745
5.00%, 04/15/29 .................. 69 72,278
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 .................. 94 98,700
4.63%, 08/01/29 .................. 83 82,686
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 329 332,701
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
.... 38 38,000
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 67 68,340
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 .................. 1,418 1,486,900
8.00%, 03/15/26 .................. 1,247 1,336,934
5.63%, 03/15/27 .................. 307 325,036
6.00%, 01/15/29 .................. 221 235,089
6.88%, 04/15/29 .................. 460 484,150
6.13%, 04/01/30 .................. 361 365,704
DaVita, Inc., 4.63%, 06/01/30
(b)
......... 74 76,497
Encompass Health Corp.:
4.50%, 02/01/28 .................. 23 23,862
4.75%, 02/01/30 .................. 31 33,093
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 .................. 207 218,737
4.38%, 02/15/27 .................. 102 102,255
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 166 165,170
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 136 143,271
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 55 58,369
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 324 347,769
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 56 59,508
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 117 119,633
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 .................. 1,573 1,600,527
10.00%, 04/15/27 ................. 224 244,160
Tenet Healthcare Corp.
(b)
:
4.88%, 01/01/26 .................. 504 520,380
6.25%, 02/01/27 .................. 508 528,955
5.13%, 11/01/27 .................. 304 318,440
4.63%, 06/15/28 .................. 48 49,674
6.13%, 10/01/28 .................. 452 481,380
4.25%, 06/01/29 .................. 245 249,900
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
..................... 21 21,840
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 72 75,330
10,506,013
Hotels, Restaurants & Leisure — 1.4%
Affinity Gaming, 6.88%, 12/15/27
(b)
....... 100 106,030
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................. 126 137,339
4.75%, 12/01/27 .................. 117 121,241
4.75%, 06/15/31
(b)
................. 304 314,520
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 195 201,094
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 .................. 1,170 1,234,350
8.13%, 07/01/27 .................. 1,125 1,237,140
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 502 527,727
Carnival Corp.
(b)
:
11.50%, 04/01/23 ................. 65 73,287
10.50%, 02/01/26 ................. 216 247,316
5.75%, 03/01/27 .................. 531 539,629
9.88%, 08/01/27 .................. 251 287,382
4.00%, 08/01/28 .................. 654 651,306
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(b)
..................... 50 48,498
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... USD 105 $ 109,907
Cedar Fair LP:
5.50%, 05/01/25
(b)
................. 627 650,513
6.50%, 10/01/28 .................. 34 36,561
Champion Path Holdings Ltd.:
4.50%, 01/27/26 .................. 650 663,000
4.85%, 01/27/28 .................. 410 419,558
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 84 87,342
4.75%, 01/15/28 .................. 304 315,020
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
..... 42 42,945
Fortune Star BVI Ltd.:
5.95%, 01/29/23 .................. 200 204,287
6.75%, 07/02/23 .................. 1,300 1,349,806
5.95%, 10/19/25 .................. 455 464,470
5.05%, 01/27/27 .................. 450 444,460
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
.. 39 42,202
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 1,012 1,014,530
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... 295 316,414
Life Time, Inc.
(b)
:
5.75%, 01/15/26 .................. 173 176,022
8.00%, 04/15/26 .................. 136 142,460
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
85 83,725
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 .................. 425 435,625
5.63%, 07/17/27 .................. 400 414,325
MGM China Holdings Ltd., 5.88%, 05/15/26 .. 420 437,141
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 213 214,065
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................. 60 68,550
5.88%, 03/15/26 .................. 185 186,387
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 320 323,200
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 172 185,330
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
74 72,960
Powdr Corp., 6.00%, 08/01/25
(b)
......... 147 153,906
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 146 148,190
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................. 75 85,125
9.13%, 06/15/23 .................. 110 119,639
11.50%, 06/01/25 ................. 212 242,740
5.50%, 04/01/28 .................. 507 516,988
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 .................. 132 142,560
5.00%, 10/15/25 .................. 550 564,278
8.25%, 03/15/26 .................. 524 556,100
7.00%, 05/15/28 .................. 92 99,130
7.25%, 11/15/29 .................. 33 37,006
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
..................... 75 81,000
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
611 652,242
Station Casinos LLC, 4.50%, 02/15/28
(b)
.... 154 154,770
Studio City Finance Ltd., 6.00%, 07/15/25 ... 709 737,892
Travel + Leisure Co., 6.63%, 07/31/26
(b)
.... 36 40,185
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 79 83,910
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 191 191,000
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 59 60,988
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 155 162,696
Wynn Macau Ltd.:
5.50%, 01/15/26 .................. 531 547,594
5.50%, 10/01/27 .................. 252 259,043

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 .................. USD 106 $ 112,855
5.13%, 10/01/29 .................. 593 616,542
Yum! Brands, Inc., 5.35%, 11/01/43 ....... 115 125,063
21,119,106
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
:
6.63%, 01/15/28 .................. 30 32,025
4.63%, 08/01/29 .................. 198 198,548
Brookfield Residential Properties, Inc.
(b)
:
5.00%, 06/15/29 .................. 171 174,078
4.88%, 02/15/30 .................. 377 376,139
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
170 181,050
Controladora Mabe SA de CV, 5.60%,
10/23/28
(b)
..................... 337 393,700
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 53 55,385
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 184 195,040
KB Home, 4.00%, 06/15/31 ............ 79 82,160
LGI Homes, Inc., 4.00%, 07/15/29
(b)
....... 46 46,661
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 .................. 74 76,948
4.63%, 03/01/30 .................. 190 196,897
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
43 45,751
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
170 180,200
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 7 7,613
TRI Pointe Homes, Inc., 5.70%, 06/15/28 ... 37 40,980
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
..................... 113 118,226
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 156 160,680
2,562,081
Household Products — 0.0%
(b)
Central Garden & Pet Co., 4.13%, 04/30/31 .. 160 163,200
Energizer Holdings, Inc., 4.75%, 06/15/28 ... 105 107,987
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26 ...................... 91 92,274
Spectrum Brands, Inc.:
5.00%, 10/01/29 .................. 99 104,816
5.50%, 07/15/30 .................. 63 68,198
536,475
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
:
5.25%, 06/01/26 .................. 103 105,973
5.13%, 03/15/28 .................. 780 789,750
4.63%, 02/01/29 .................. 112 110,460
5.00%, 02/01/31 .................. 374 377,740
1,383,923
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44 ........ 220 293,398
Insurance — 0.7%
Acrisure LLC, 6.00%, 08/01/29
(b)
......... 189 188,055
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(b)
..................... 2,595 2,708,531
Allianz SE, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.50%
(a)(b)(i)
.................... 2,000 2,082,700
Ambac Assurance Corp., 5.10%
(b)(i)
....... 4 5,061
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 328 334,560
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(i)
....... 400 432,000
Security
Par (000)
Par (000) Value
Insurance (continued)
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
... USD 310 $ 307,740
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
157 158,963
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(i)
..................... 200 201,000
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. 258 273,480
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(i)
............ 400 405,200
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 200 211,816
HUB International Ltd., 7.00%, 05/01/26
(b)
... 1,157 1,197,726
NFP Corp.
(b)
:
4.88%, 08/15/28 .................. 222 225,885
6.88%, 08/15/28 .................. 949 986,960
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 400 386,325
10,106,002
Interactive Media & Services — 0.0%
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... 373 379,725
Internet & Direct Marketing Retail — 0.0%
JD.com, Inc., 3.88%, 04/29/26 .......... 500 548,688
IT Services — 0.3%
21Vianet Group, Inc., 7.88%, 10/15/21 ..... 595 587,116
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. 331 327,690
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
. 96 98,880
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 .................. 83 84,225
6.13%, 12/01/28 .................. 14 14,453
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
...... 54 55,215
Banff Merger Sub, Inc., 9.75%, 09/01/26
(b)
... 1,879 1,975,299
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
. 298 306,043
Cablevision Lightpath LLC, 5.63%, 09/15/28
(b)
200 203,500
Endure Digital, Inc., 6.00%, 02/15/29
(b)
..... 90 87,300
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
..................... 200 207,000
MoneyGram International, Inc., 5.38%,
08/01/26
(b)
..................... 87 90,263
Northwest Fiber LLC
(b)
:
6.00%, 02/15/28 .................. 173 169,972
10.75%, 06/01/28 ................. 58 65,250
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 114 120,555
Unisys Corp., 6.88%, 11/01/27
(b)
......... 23 25,036
4,417,797
Leisure Products — 0.0%
Mattel, Inc.:
5.88%, 12/15/27
(b)
................. 431 472,484
6.20%, 10/01/40 .................. 56 70,743
5.45%, 11/01/41 .................. 90 105,975
649,202
Machinery — 0.3%
Clark Equipment Co., 5.88%, 06/01/25
(b)
.... 46 48,726
Colfax Corp., 6.38%, 02/15/26
(b)
......... 30 31,650
EnPro Industries, Inc., 5.75%, 10/15/26 .... 65 68,250
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 104 106,730
Grinding Media, Inc., 7.38%, 12/15/23
(b)
.... 230 232,882
HTA Group Ltd., 7.00%, 12/18/25
(b)
....... 405 430,110
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(k)
......... 211 228,778
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 45 46,066
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. 89 95,452
Terex Corp., 5.00%, 05/15/29
(b)
......... 230 238,338
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 959 987,012

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Machinery (continued)
Titan International, Inc., 7.00%, 04/30/28
(b)
.. USD 55 $ 57,365
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
726 766,692
Vertical Holdco GmbH, 7.63%, 07/15/28
(b)
... 600 649,320
Wabash National Corp., 5.50%, 10/01/25
(b)
.. 105 106,575
4,093,946
Marine — 0.0%
(b)
Danaos Corp., 8.50%, 03/01/28 ......... 100 107,750
Seaspan Corp., 5.50%, 08/01/29 ........ 269 268,371
376,121
Media — 1.2%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 67 69,345
Altice Financing SA
(b)
:
7.50%, 05/15/26 .................. 989 1,028,827
5.00%, 01/15/28 .................. 429 421,493
AMC Networks, Inc., 4.25%, 02/15/29 ..... 95 95,000
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 39,487
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 247 259,041
Clear Channel Outdoor Holdings, Inc.
(b)
:
7.75%, 04/15/28 .................. 487 507,854
7.50%, 06/01/29 .................. 571 592,732
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 1,867 1,916,849
CSC Holdings LLC
(b)
:
6.50%, 02/01/29 .................. 290 319,847
5.75%, 01/15/30 .................. 896 933,802
4.63%, 12/01/30 .................. 202 198,970
4.50%, 11/15/31 .................. 385 387,887
5.00%, 11/15/31 .................. 215 216,430
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
275 159,500
DIRECTV Holdings LLC, 5.88%, 08/15/27
(b)
.. 362 374,272
DISH DBS Corp.:
5.88%, 11/15/24 .................. 99 106,660
7.75%, 07/01/26 .................. 827 943,814
5.13%, 06/01/29
(b)
................. 1,073 1,063,665
iHeartCommunications, Inc., 8.38%, 05/01/27 31 32,976
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 .................. 976 1,041,382
5.13%, 07/15/29 .................. 484 494,890
News Corp., 3.88%, 05/15/29
(b)
......... 102 103,833
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 .................. 553 572,360
6.50%, 09/15/28 .................. 1,842 1,914,170
Scripps Escrow II, Inc., 5.38%, 01/15/31
(b)
... 82 81,795
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... 81 78,593
Sirius XM Radio, Inc., 4.00%, 07/15/28
(b)
.... 456 470,444
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 569 608,432
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 .................. 574 582,891
6.63%, 06/01/27 .................. 237 254,849
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
. 369 376,380
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 1,374 1,398,732
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... 200 205,500
Ziggo BV
(b)
:
5.50%, 01/15/27 .................. 180 186,615
4.88%, 01/15/30 .................. 400 412,600
18,451,917
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24 ...................... 605 642,359
Allegheny Technologies, Inc., 7.88%, 08/15/23
(l)
44 48,107
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... USD 200 $ 207,100
Arconic Corp., 6.13%, 02/15/28
(b)
........ 195 207,675
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 1,600 1,758,000
Constellium SE
(b)
:
5.88%, 02/15/26 .................. 1,160 1,189,290
5.63%, 06/15/28 .................. 250 266,562
Freeport-McMoRan, Inc., 5.45%, 03/15/43 .. 1,333 1,713,492
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 61 67,405
JSW Steel Ltd., 5.38%, 04/04/25 ........ 470 490,504
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
.. 218 226,720
New Gold, Inc.
(b)
:
6.38%, 05/15/25 .................. 94 96,820
7.50%, 07/15/27 .................. 590 635,454
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 643 672,739
Novelis Corp.
(b)
:
4.75%, 01/30/30 .................. 648 689,997
3.88%, 08/15/31 .................. 442 446,972
Periama Holdings LLC, 5.95%, 04/19/26 .... 365 385,369
United States Steel Corp.:
6.25%, 03/15/26 .................. 11 11,330
6.88%, 03/01/29 .................. 184 199,719
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 260 277,225
Vedanta Resources Finance II plc:
8.00%, 04/23/23 .................. 1,000 924,562
13.88%, 01/21/24 ................. 250 263,250
8.95%, 03/11/25
(b)
................. 482 454,285
11,874,936
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(b)
................ 111 108,919
Multiline Retail — 0.1%
(b)
Grupo Axo SAPI de CV, 5.75%, 06/08/26 ... 265 266,126
Macy's, Inc., 8.38%, 06/15/25 .......... 425 463,250
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 418 446,207
1,175,583
Oil, Gas & Consumable Fuels — 2.4%
Adani Green Energy UP Ltd., 6.25%, 12/10/24 400 434,575
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 455 486,716
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 .................. 267 295,652
5.75%, 03/01/27 .................. 132 135,960
5.75%, 01/15/28 .................. 33 34,485
5.38%, 06/15/29 .................. 169 173,553
Antero Resources Corp.
(b)
:
7.63%, 02/01/29 .................. 164 179,736
5.38%, 03/01/30 .................. 81 82,417
Apache Corp.:
4.88%, 11/15/27 .................. 135 145,099
4.38%, 10/15/28 .................. 23 24,367
4.25%, 01/15/30 .................. 163 169,928
5.10%, 09/01/40 .................. 116 124,410
5.25%, 02/01/42 .................. 45 48,375
4.75%, 04/15/43 .................. 299 307,222
4.25%, 01/15/44 .................. 165 161,667
5.35%, 07/01/49 .................. 36 37,946
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 .................. 197 269,890
8.25%, 12/31/28 .................. 87 93,990
5.88%, 06/30/29 .................. 311 306,335
Azure Power Solar Energy Pvt Ltd., 5.65%,
12/24/24 ...................... 200 210,037

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets plc
(a)(i)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38% ....................... USD 1,275 $ 1,361,062
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88% ....................... 1,175 1,297,259
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................. 7 7,257
5.85%, 11/15/43 .................. 93 93,465
5.60%, 10/15/44 .................. 117 115,465
Callon Petroleum Co.:
6.13%, 10/01/24 .................. 77 72,010
9.00%, 04/01/25
(b)
................. 455 490,263
8.00%, 08/01/28
(b)
................. 443 416,159
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 170 167,025
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 157 156,583
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 .................. 171 175,545
6.38%, 06/15/26 .................. 292 297,840
CNX Resources Corp., 6.00%, 01/15/29
(b)
... 133 141,016
Colgate Energy Partners III LLC
(b)
:
7.75%, 02/15/26 .................. 91 97,601
5.88%, 07/01/29 .................. 249 258,338
Comstock Resources, Inc.
(b)
:
7.50%, 05/15/25 .................. 99 102,465
6.75%, 03/01/29 .................. 400 417,940
5.88%, 01/15/30 .................. 219 220,325
Contemporary Ruiding Development Ltd.,
2.63%, 09/17/30 ................. 590 597,486
Continental Resources, Inc., 4.90%, 06/01/44 217 250,393
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
..................... 225 225,816
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 301 312,288
CrownRock LP, 5.63%, 10/15/25
(b)
....... 842 863,050
DCP Midstream Operating LP:
6.75%, 09/15/37
(b)
................. 230 283,475
5.60%, 04/01/44 .................. 46 52,735
DT Midstream, Inc.
(b)
:
4.13%, 06/15/29 .................. 350 358,960
4.38%, 06/15/31 .................. 426 441,975
Enbridge, Inc., Series 16-A, (LIBOR USD 3
Month + 3.89%), 6.00%, 01/15/77
(a)
..... 750 832,500
Endeavor Energy Resources LP, 5.50%,
01/30/26
(b)
..................... 233 240,281
Energean Israel Finance Ltd., 4.88%,
03/30/26
(b)
..................... 225 230,175
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(a)(i)
............ 879 902,126
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
.. 131 138,624
EnLink Midstream Partners LP:
4.85%, 07/15/26 .................. 17 17,770
5.60%, 04/01/44 .................. 99 96,525
5.05%, 04/01/45 .................. 32 29,600
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................. 169 184,055
4.13%, 12/01/26 .................. 16 16,159
6.50%, 07/01/27
(b)
................. 237 266,032
EQT Corp.:
3.90%, 10/01/27 .................. 28 30,345
8.50%, 02/01/30
(l)
................. 57 74,867
3.63%, 05/15/31
(b)
................. 41 43,427
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP:
6.50%, 10/01/25 .................. USD 10 $ 9,925
8.00%, 01/15/27 .................. 128 131,974
7.75%, 02/01/28 .................. 49 49,500
Geopark Ltd., 5.50%, 01/17/27
(b)
......... 200 202,400
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
..................... 13 12,935
Greenko Dutch BV, 3.85%, 03/29/26 ...... 400 402,325
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 .................. 200 202,563
5.95%, 07/29/26 .................. 200 211,975
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 65 69,503
HPCL-Mittal Energy Ltd.:
5.45%, 10/22/26 .................. 200 206,787
5.25%, 04/28/27 .................. 400 408,825
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 341 355,493
India Green Energy Holdings:
5.38%, 04/29/24 .................. 250 260,938
5.38%, 04/29/24
(b)
................. 300 313,125
Indigo Natural Resources LLC, 5.38%,
02/01/29
(b)
..................... 548 571,290
Investment Energy Resources Ltd., 6.25%,
04/26/29
(b)
..................... 200 216,600
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 282 281,274
Matador Resources Co., 5.88%, 09/15/26 ... 558 567,190
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)
..................... 260 270,322
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 .. 400 425,075
Mongolian Mining Corp., 9.25%, 04/15/24 ... 450 389,897
Murphy Oil Corp., 6.37%, 12/01/42
(l)
...... 11 10,972
New Fortress Energy, Inc.
(b)
:
6.75%, 09/15/25 .................. 1,275 1,300,525
6.50%, 09/30/26 .................. 1,103 1,114,273
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
279 286,672
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 174 254,134
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
374 391,709
NuStar Logistics LP:
5.75%, 10/01/25 .................. 69 75,210
6.00%, 06/01/26 .................. 82 88,560
6.38%, 10/01/30 .................. 17 18,868
Occidental Petroleum Corp.:
6.95%, 07/01/24 .................. 39 43,485
5.50%, 12/01/25 .................. 82 90,200
5.55%, 03/15/26 .................. 30 32,838
3.00%, 02/15/27 .................. 4 3,970
8.88%, 07/15/30 .................. 24 32,382
6.13%, 01/01/31 .................. 180 212,643
4.30%, 08/15/39 .................. 226 224,071
6.20%, 03/15/40 .................. 826 956,095
4.50%, 07/15/44 .................. 160 157,600
4.63%, 06/15/45 .................. 226 226,780
6.60%, 03/15/46 .................. 8 9,841
4.40%, 04/15/46 .................. 190 186,403
4.10%, 02/15/47 .................. 49 46,378
4.20%, 03/15/48 .................. 210 201,075
4.40%, 08/15/49 .................. 68 65,897
Oil and Gas Holding Co. BSCC (The), 7.63%,
11/07/24 ...................... 241 267,254
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 249 249,078
Ovintiv Exploration, Inc., 5.38%, 01/01/26 ... 20 22,574
Ovintiv, Inc.:
7.38%, 11/01/31 .................. 60 81,063
6.50%, 08/15/34 .................. 32 42,686
Parkland Corp., 5.88%, 07/15/27
(b)
....... 118 125,818

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
... USD 144 $ 131,760
PDC Energy, Inc.:
6.13%, 09/15/24 .................. 53 53,928
6.25%, 12/01/25 .................. 48 49,440
Petrobras Global Finance BV:
5.30%, 01/27/25 .................. 326 365,181
8.75%, 05/23/26 .................. 150 191,475
6.00%, 01/27/28 .................. 297 338,134
5.60%, 01/03/31 .................. 337 374,660
Puma International Financing SA, 5.00%,
01/24/26
(b)
..................... 200 199,662
Range Resources Corp.:
4.88%, 05/15/25 .................. 49 50,813
9.25%, 02/01/26 .................. 36 39,060
ReNew Power Ltd., 6.45%, 09/27/22 ...... 500 512,500
ReNew Power Synthetic, 6.67%, 03/12/24 ... 400 414,500
Santos Finance Ltd., 5.25%, 03/13/29 ..... 200 228,078
SM Energy Co.:
10.00%, 01/15/25
(b)
................ 517 575,162
5.63%, 06/01/25 .................. 60 58,948
6.75%, 09/15/26 .................. 97 96,258
6.50%, 07/15/28 .................. 118 117,509
Southwestern Energy Co., 8.38%, 09/15/28 .. 75 83,640
Sunoco LP, 6.00%, 04/15/27 ........... 4 4,175
Tallgrass Energy Partners LP
(b)
:
7.50%, 10/01/25 .................. 51 55,335
6.00%, 12/31/30 .................. 18 18,900
Targa Resources Partners LP:
5.88%, 04/15/26 .................. 16 16,740
5.50%, 03/01/30 .................. 249 274,186
4.88%, 02/01/31
(b)
................. 155 167,594
Venture Global Calcasieu Pass LLC
(b)
:
3.88%, 08/15/29 .................. 577 589,261
4.13%, 08/15/31 .................. 565 585,029
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
477 497,273
Western Midstream Operating LP:
5.45%, 04/01/44 .................. 129 144,803
5.30%, 03/01/48 .................. 507 558,866
5.50%, 08/15/48 .................. 39 43,485
6.50%, 02/01/50
(l)
................. 749 881,011
36,194,978
Paper & Forest Products — 0.0%
Suzano Austria GmbH:
3.75%, 01/15/31 .................. 180 187,524
3.13%, 01/15/32 .................. 240 237,540
425,064
Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
31 32,825
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc.
(b)
:
7.00%, 01/15/28 .................. 558 585,900
5.00%, 01/30/28 .................. 200 190,750
4.88%, 06/01/28 .................. 611 630,454
5.00%, 02/15/29 .................. 390 368,530
6.25%, 02/15/29 .................. 269 267,639
7.25%, 05/30/29 .................. 340 351,900
5.25%, 01/30/30 .................. 790 743,516
5.25%, 02/15/31 .................. 145 135,938
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
..................... 200 204,342
Endo DAC, 9.50%, 07/31/27
(b)
.......... 499 500,597
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
..................... 361 358,744
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... 403 420,039
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Jubilant Pharma Ltd., 6.00%, 03/05/24 ..... USD 200 $ 209,037
Organon & Co., 5.13%, 04/30/31
(b)
....... 470 484,100
P&L Development LLC, 7.75%, 11/15/25
(b)
... 169 176,605
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 881 898,620
6,526,711
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 .... 56 57,400
CoreLogic, Inc., 4.50%, 05/01/28 ........ 360 358,650
Jaguar Holding Co. II/PPD Development LP,
5.00%, 06/15/28 ................. 319 343,722
Science Applications International Corp.,
4.88%, 04/01/28 ................. 81 84,949
844,721
Real Estate Management & Development — 3.3%
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(i)
..................... 200 188,975
5.75%, 01/02/25 .................. 1,018 983,643
6.05%, 10/13/25 .................. 280 266,490
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 440 455,400
Celulosa Arauco y Constitucion SA, 4.20%,
01/29/30 ...................... 200 217,537
Central China Real Estate Ltd.:
6.88%, 08/08/22 .................. 200 189,500
7.25%, 04/24/23 .................. 350 313,250
7.65%, 08/27/23 .................. 200 175,500
CFLD Cayman Investment Ltd.
(d)(h)
:
8.63%, 02/28/21 .................. 200 71,225
6.92%, 06/16/22 .................. 408 145,299
6.90%, 01/13/23 .................. 618 221,630
8.60%, 04/08/24 .................. 200 71,663
China Aoyuan Group Ltd.:
8.50%, 01/23/22 .................. 200 198,225
7.95%, 02/19/23 .................. 1,200 1,146,000
6.35%, 02/08/24 .................. 365 326,675
5.98%, 08/18/25 .................. 265 218,625
6.20%, 03/24/26 .................. 200 162,225
China Evergrande Group:
9.50%, 04/11/22 .................. 272 145,520
11.50%, 01/22/23 ................. 390 166,725
10.00%, 04/11/23 ................. 733 318,855
12.00%, 01/22/24 ................. 822 345,240
10.50%, 04/11/24 ................. 250 102,500
China SCE Group Holdings Ltd.:
5.88%, 03/10/22 .................. 200 199,070
7.25%, 04/19/23 .................. 1,100 1,106,738
7.38%, 04/09/24 .................. 541 540,932
CIFI Holdings Group Co. Ltd.:
5.50%, 01/23/22 .................. 400 403,125
6.55%, 03/28/24 .................. 400 411,575
6.45%, 11/07/24 .................. 411 426,104
6.00%, 07/16/25 .................. 434 442,626
5.25%, 05/13/26 .................. 285 282,560
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 .................. 200 208,725
5.40%, 05/27/25 .................. 639 667,675
6.15%, 09/17/25 .................. 800 857,000
4.80%, 08/06/30 .................. 560 570,780
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ 179 192,380
Easy Tactic Ltd.:
9.13%, 07/28/22 .................. 412 364,440

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
5.88%, 02/13/23 .................. USD 200 $ 145,250
8.63%, 02/27/24 .................. 1,000 682,500
8.13%, 07/11/24 .................. 200 134,537
Fantasia Holdings Group Co. Ltd.:
15.00%, 12/18/21 ................. 400 371,825
11.75%, 04/17/22 ................. 600 513,300
12.25%, 10/18/22 ................. 400 319,950
10.88%, 01/09/23 ................. 218 170,040
11.88%, 06/01/23 ................. 300 230,400
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
83 86,943
Gemdale Ever Prosperity Investment Ltd.,
4.95%, 07/26/22 ................. 200 201,958
Global Prime Capital Pte. Ltd.:
5.50%, 10/18/23 .................. 200 202,163
5.95%, 01/23/25 .................. 404 416,953
Greenland Global Investment Ltd., (LIBOR USD
3 Month + 4.85%), 5.00%, 09/26/21
(a)
.... 200 194,475
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ...................... 958 992,907
Howard Hughes Corp. (The)
(b)
:
5.38%, 08/01/28 .................. 299 316,566
4.13%, 02/01/29 .................. 141 139,710
4.38%, 02/01/31 .................. 279 278,280
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(d)(h)
. 200 105,563
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22 .................. 200 178,500
11.95%, 10/22/22 ................. 412 370,800
11.50%, 01/30/23 ................. 700 600,600
10.88%, 07/23/23 ................. 990 838,901
9.75%, 09/28/23 .................. 624 510,627
11.95%, 11/12/23 ................. 200 171,538
9.38%, 06/30/24 .................. 200 155,100
11.70%, 11/11/25 ................. 200 154,500
KWG Group Holdings Ltd.:
7.88%, 09/01/23 .................. 700 700,000
7.40%, 03/05/24 .................. 200 200,725
5.88%, 11/10/24 .................. 200 191,912
5.95%, 08/10/25 .................. 550 525,697
Logan Group Co. Ltd.:
6.50%, 07/16/23 .................. 700 706,475
6.90%, 06/09/24 .................. 200 204,975
5.75%, 01/14/25 .................. 400 400,075
5.25%, 10/19/25 .................. 200 195,038
MAF Sukuk Ltd., 4.64%, 05/14/29 ........ 464 523,397
Modern Land China Co. Ltd.:
12.85%, 10/25/21 ................. 200 198,062
9.80%, 04/11/23 .................. 200 173,663
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24
(d)(h)
.................... 400 182,200
New Metro Global Ltd.:
6.50%, 05/20/22 .................. 251 255,393
6.80%, 08/05/23 .................. 408 414,706
4.80%, 12/15/24 .................. 335 323,024
Powerlong Real Estate Holdings Ltd.:
7.13%, 11/08/22 .................. 400 403,950
6.95%, 07/23/23 .................. 200 200,412
6.25%, 08/10/24 .................. 212 209,986
Realogy Group LLC
(b)
:
7.63%, 06/15/25 .................. 22 23,705
5.75%, 01/15/29 .................. 217 227,579
Redsun Properties Group Ltd.:
9.95%, 04/11/22 .................. 400 396,700
10.50%, 10/03/22 ................. 912 905,901
7.30%, 01/13/25 .................. 471 398,378
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 .................. USD 200 $ 208,663
5.90%, 03/05/25 .................. 200 203,350
6.00%, 09/04/25 .................. 1,130 1,149,775
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 200 196,500
Ronshine China Holdings Ltd.:
10.50%, 03/01/22 ................. 200 199,162
8.75%, 10/25/22 .................. 765 744,106
8.95%, 01/22/23 .................. 615 583,597
8.10%, 06/09/23 .................. 200 185,662
Scenery Journey Ltd.:
11.50%, 10/24/22 ................. 950 365,750
13.00%, 11/06/22 ................. 733 285,870
12.00%, 10/24/23 ................. 626 219,100
Seazen Group Ltd.:
6.45%, 06/11/22 .................. 200 201,250
6.00%, 08/12/24 .................. 472 475,540
Shimao Group Holdings Ltd.:
6.38%, 10/15/21 .................. 550 554,984
5.60%, 07/15/26 .................. 200 204,025
3.45%, 01/11/31 .................. 500 456,250
Shui On Development Holding Ltd.:
6.25%, 11/28/21 .................. 400 403,625
5.75%, 11/12/23 .................. 200 204,250
6.15%, 08/24/24 .................. 835 855,875
Sunac China Holdings Ltd.:
7.25%, 06/14/22 .................. 460 461,236
7.95%, 10/11/23 .................. 600 586,800
7.50%, 02/01/24 .................. 513 494,019
6.65%, 08/03/24 .................. 400 366,700
7.00%, 07/09/25 .................. 472 428,340
Theta Capital Pte. Ltd., 8.13%, 01/22/25 .... 200 200,975
Times China Holdings Ltd.:
6.75%, 07/16/23 .................. 1,000 994,875
6.75%, 07/08/25 .................. 1,002 956,785
6.20%, 03/22/26 .................. 200 183,100
Wanda Group Overseas Ltd., 7.50%, 07/24/22 670 622,388
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ...................... 250 242,234
Wanda Properties Overseas Ltd., 6.88%,
07/23/23 ...................... 200 189,225
Yango Justice International Ltd.:
10.00%, 02/12/23 ................. 450 446,709
9.25%, 04/15/23 .................. 249 238,464
8.25%, 11/25/23 .................. 472 439,639
7.88%, 09/04/24 .................. 290 256,650
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 .................. 800 821,650
6.80%, 02/27/24 .................. 660 681,986
Yuzhou Group Holdings Co. Ltd.:
8.63%, 01/23/22 .................. 200 196,000
8.50%, 02/04/23 .................. 200 173,412
6.00%, 10/25/23 .................. 400 313,825
8.50%, 02/26/24 .................. 1,000 820,000
8.38%, 10/30/24 .................. 200 155,810
8.30%, 05/27/25 .................. 200 148,787
7.85%, 08/12/26 .................. 200 137,000
6.35%, 01/13/27 .................. 600 394,988
Zhenro Properties Group Ltd.:
8.70%, 08/03/22 .................. 200 200,725
9.15%, 05/06/23 .................. 200 201,288
8.30%, 09/15/23 .................. 618 610,777
6.63%, 01/07/26 .................. 255 214,168
49,426,160

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Road & Rail — 0.3%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
USD 82 $ 85,280
CMB International Leasing Management Ltd.,
2.75%, 08/12/30 ................. 610 604,777
DAE Funding LLC, 3.38%, 03/20/28
(b)
..... 440 451,687
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. 214 220,832
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28 ...................... 200 219,972
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 427 445,227
Simpar Europe SA, 5.20%, 01/26/31
(b)
..... 295 301,232
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 .................. 596 638,286
8.00%, 11/01/26 .................. 840 899,850
7.50%, 09/15/27 .................. 352 384,631
6.25%, 01/15/28 .................. 156 168,324
4,420,098
Software — 0.5%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 176 184,140
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................. 1,690 1,721,688
Boxer Parent Co., Inc.
(b)
:
7.13%, 10/02/25 .................. 260 277,285
9.13%, 03/01/26 .................. 596 623,565
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 .................. 527 536,222
4.25%, 01/31/26 .................. 41 43,050
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 153 159,530
Clarivate Science Holdings Corp.
(b)
:
3.88%, 06/30/28 .................. 319 321,633
4.88%, 06/30/29 .................. 536 539,827
Elastic NV, 4.13%, 07/15/29
(b)
.......... 304 305,152
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 200 197,000
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 223 223,836
Rocket Software, Inc., 6.50%, 02/15/29
(b)
... 287 285,565
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 1,305 1,350,675
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
154 154,266
6,923,434
Specialty Retail — 0.5%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 .................. 41 42,486
4.75%, 03/01/30 .................. 10 10,588
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(k)
.. 123 123,643
Carvana Co., 5.50%, 04/15/27
(b)
......... 210 217,350
eG Global Finance plc
(b)
:
6.75%, 02/07/25 .................. 600 614,250
8.50%, 10/30/25 .................. 228 238,472
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 21 21,560
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 193 194,930
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 200 196,740
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
81 83,126
L Brands, Inc., 6.63%, 10/01/30
(b)
........ 73 84,132
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 394 394,764
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 181 185,223
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
...... 108 113,726
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 88 93,280
PetSmart, Inc.
(b)
:
4.75%, 02/15/28 .................. 271 281,379
7.75%, 02/15/29 .................. 1,253 1,373,627
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 404 425,210
SRS Distribution, Inc.
(b)
:
4.63%, 07/01/28 .................. 358 365,160
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
6.13%, 07/01/29 .................. USD 501 $ 512,097
Staples, Inc.
(b)
:
7.50%, 04/15/26 .................. 885 898,275
10.75%, 04/15/27 ................. 176 170,720
Vivo Energy Investments BV, 5.13%, 09/24/27
(b)
200 212,350
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 698 745,115
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(k)
............ 161 165,830
7,764,033
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corp.
(b)
:
5.00%, 10/01/28 .................. 70 72,084
5.13%, 04/15/29 .................. 144 149,881
6.13%, 09/01/29 .................. 235 254,860
5.25%, 10/01/30 .................. 181 190,503
667,328
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., 4.25%, 03/15/29
(b)
.......... 120 123,600
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 . 200 35,538
159,138
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 488 529,149
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 200 184,570
Ladder Capital Finance Holdings LLLP, 4.75%,
06/15/29
(b)
..................... 112 111,580
MGIC Investment Corp., 5.25%, 08/15/28 ... 105 111,623
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 .................. 262 273,135
5.50%, 08/15/28 .................. 269 273,371
5.13%, 12/15/30 .................. 104 103,740
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
..................... 43 42,678
1,629,846
Trading Companies & Distributors — 0.1%
(b)
Fortress Transportation & Infrastructure
Investors LLC:
6.50%, 10/01/25 .................. 57 59,066
9.75%, 08/01/27 .................. 27 30,780
5.50%, 05/01/28 .................. 264 273,900
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 150 147,375
Imola Merger Corp., 4.75%, 05/15/29 ...... 512 528,482
WESCO Distribution, Inc., 7.25%, 06/15/28 .. 256 284,928
1,324,531
Transportation Infrastructure — 0.0%
(i)
DP World Salaam, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.75%), 6.00%
(a)
................. 233 254,625
Royal Capital BV, 5.88% ............. 200 205,538
460,163
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
..................... 82 85,892
Wireless Telecommunication Services — 0.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 2,697 2,835,221
Kenbourne Invest SA
(b)
:
6.88%, 11/26/24 .................. 475 501,511
4.70%, 01/22/28 .................. 200 200,000
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(k)
.......... 276 259,898
Millicom International Cellular SA:
5.13%, 01/15/28 .................. 474 494,547

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.50%, 04/27/31
(b)
................. USD 360 $ 374,400
VEON Holdings BV, 4.00%, 04/09/25
(b)
..... 252 264,994
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
506 516,732
Vodafone Group plc
(a)
:
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79 ..................... 955 1,186,412
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81 ................ 550 559,064
VTR Comunicaciones SpA
(b)
:
5.13%, 01/15/28 .................. 200 208,700
4.38%, 04/15/29 .................. 250 249,187
7,650,666
Total Corporate Bonds — 25.4%
(Cost: $377,191,042) .............................. 383,291,974
Equity-Linked Notes — 21.4%
Air Freight & Logistics — 0.3%
Merrill Lynch International & Co. (XPO
Logistics, Inc.), 10.37%, 09/15/21 ....... 14 1,977,751
Societe Generale SA (United Parcel Service,
Inc.), 13.63%, 09/09/21 .............. 10 1,860,577
3,838,328
Airlines — 0.0%
Citigroup Global Markets Holdings, Inc. (United
Airlines Holdings, Inc.), 15.63%, 10/14/21
(b)
8 390,992
Automobiles — 0.2%
Merrill Lynch International & Co. (Ford Motor
Co.), 16.38%, 09/15/21 .............. 136 1,899,865
Societe Generale SA (General Motors Co.),
13.72%, 08/05/21 ................. 16 915,140
2,815,005
Banks — 0.7%
BNP Paribas SA (Citigroup, Inc.),
19.79%, 08/26/21 ................. 24 1,631,837
BNP Paribas SA (Wells Fargo & Co.),
20.67%, 08/26/21 ................. 18 826,096
Citigroup Global Markets Holdings, Inc.
(Signature Bank), 11.81%, 10/20/21
(b)
.... 2 388,285
Credit Suisse AG (JPMorgan Chase & Co.):
10.85%, 08/02/21 ................. 11 1,659,272
9.63%, 08/26/21
(b)
................. 26 4,007,080
Royal Bank of Canada (Bank of America Corp.),
12.97%, 08/26/21
(b)
................ 52 2,022,231
Royal Bank of Canada (First Republic Bank),
11.53%, 08/26/21
(b)
................ 4 808,454
11,343,255
Beverages — 0.2%
(b)
Citigroup Global Markets Holdings, Inc. (Coca-
Cola Co. (The)), 6.71%, 10/22/21 ....... 28 1,615,959
Citigroup Global Markets Holdings, Inc.
(PepsiCo, Inc.), 6.58%, 10/01/21 ....... 10 1,621,941
3,237,900
Building Products — 0.2%
Credit Suisse AG (Masco Corp.),
10.60%, 09/15/21 ................. 21 1,254,899
Merrill Lynch International & Co. (Carrier Global
Corp.), 14.23%, 08/02/21 ............ 21 1,048,830
Toronto-Dominion Bank (The) (Johnson
Controls International plc), 10.16%, 08/02/21 12 779,213
3,082,942
Security
Par (000)
Par (000) Value
Capital Markets — 0.6%
Barclays Bank plc (Morgan Stanley),
14.58%, 09/01/21 ................. USD 31 $ 2,933,764
Credit Suisse AG (Nasdaq, Inc.),
7.20%, 10/21/21 .................. 3 601,000
Goldman Sachs International (Berkshire
Hathaway, Inc.), 5.96%, 08/02/21 ....... 12 3,433,247
Nomura Holdings, Inc. (Charles Schwab Corp.
(The)), 11.98%, 10/15/21 ............ 9 602,028
Royal Bank of Canada (Goldman Sachs Group,
Inc. (The)), 12.85%, 08/26/21
(b)
........ 4 1,430,158
9,000,197
Chemicals — 0.6%
Bank Of Montreal (Mosaic Co. (The)),
18.28%, 08/03/21 ................. 19 589,309
Barclays Bank plc (Dow, Inc.):
25.51%, 09/02/21 ................. 46 2,876,283
14.60%, 10/22/21 ................. 17 1,044,200
Credit Suisse AG (Corteva, Inc.),
14.30%, 08/05/21 ................. 12 513,965
Royal Bank of Canada (PPG Industries, Inc.),
12.10%, 09/13/21
(b)
................ 12 1,887,057
Societe Generale SA (Ecolab, Inc.),
8.86%, 09/10/21 .................. 11 2,469,793
9,380,607
Commercial Services & Supplies — 0.3%
Citigroup Global Markets Holdings, Inc. (Cintas
Corp.), 9.49%, 09/01/21
(b)
............ 6 2,349,116
Societe Generale SA (Copart, Inc.),
7.29%, 09/01/21 .................. 19 2,729,145
5,078,261
Communications Equipment — 0.1%
BNP Paribas SA (Cisco Systems, Inc.),
9.51%, 08/18/21
(b)
................. 30 1,643,179
Construction & Engineering — 0.1%
JPMorgan Structured Products BV (Quanta
Services, Inc.), 14.48%, 08/06/21
(b)
...... 10 938,456
Construction Materials — 0.1%
Nomura Bank International plc (Martina Marietta
Materials, Inc.), 12.97%, 09/15/21 ...... 4 1,326,267
Royal Bank of Canada (Vulcan Materials Co.),
14.43%, 08/04/21
(b)
................ 3 516,968
1,843,235
Consumer Finance — 0.4%
Barclays Bank plc (Discover Financial
Services):
18.66%, 09/02/21 ................. 23 2,866,300
12.60%, 10/21/21 ................. 8 1,040,028
Citigroup Global Markets Holdings, Inc. (Ally
Financial, Inc.), 9.35%, 10/20/21
(b)
...... 20 1,022,630
Merrill Lynch International & Co. (Synchrony
Financial), 7.99%, 10/20/21 ........... 18 822,365
5,751,323
Containers & Packaging — 0.1%
Merrill Lynch International & Co. (International
Paper Co.), 14.40%, 09/15/21 ......... 23 1,331,182
Diversified Telecommunication Services — 0.3%
BNP Paribas SA (AT&T, Inc.), 11.49%, 10/22/21 73 2,041,867
Citigroup Global Markets Holdings, Inc. (Verizon
Communications, Inc.), 7.34%, 10/20/21
(b)
. 54 2,985,213
5,027,080

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities — 0.2%
BNP Paribas SA (American Electric Power Co.
Inc.), 6.63%, 08/04/21 .............. USD 17 $ 1,486,052
BNP Paribas SA (Duke Energy Corp.),
6.72%, 08/09/21 .................. 14 1,493,706
2,979,758
Electronic Equipment, Instruments & Components — 0.2%
BNP Paribas SA (CDW Corp.),
9.54%, 08/05/21
(b)
................. 2 413,675
Goldman Sachs International (Flex Ltd.),
15.35%, 09/15/21 ................. 30 535,366
Societe Generale SA (Corning, Inc.),
17.12%, 09/10/21 ................. 33 1,366,122
2,315,163
Entertainment — 0.5%
Barclays Bank plc (Walt Disney Co. (The)),
9.42%, 08/02/21 .................. 13 2,361,296
Citigroup Global Markets Holdings, Inc. (Netflix,
Inc.)
(b)
:
13.59%, 08/18/21 ................. 5 2,403,499
10.40%, 10/20/21 ................. 3 1,426,937
Royal Bank of Canada (Activision Blizzard,
Inc.), 11.50%, 08/04/21
(b)
............. 9 723,006
6,914,738
Equity Real Estate Investment Trusts (REITs) — 0.3%
Citigroup Global Markets Holdings, Inc.
(Prologis, Inc.), 8.51%, 10/20/21
(b)
...... 5 602,830
Credit Suisse AG (Public Storage),
10.20%, 08/03/21 ................. 6 1,873,656
JPMorgan Structured Products BV (SL Green
Realty Corp.), 19.42%, 09/13/21
(b)
...... 10 746,257
Merrill Lynch International & Co. (Invitation
Homes, Inc.), 8.82%, 09/15/21 ......... 37 1,515,039
4,737,782
Food & Staples Retailing — 0.1%
Citigroup Global Markets Holdings, Inc.
(Walmart, Inc.), 6.66%, 08/18/21
(b)
...... 9 1,227,473
Food Products — 0.2%
BNP Paribas SA (Archer-Daniels-Midland Co.),
14.74%, 09/09/21 ................. 23 1,346,760
Royal Bank of Canada (Conagra Brands, Inc.),
15.79%, 08/26/21
(b)
................ 12 399,439
Royal Bank of Canada (Tyson Foods, Inc.),
11.06%, 08/02/21
(b)
................ 12 854,188
2,600,387
Health Care Equipment & Supplies — 1.0%
BNP Paribas SA (Danaher Corp.):
7.36%, 09/01/21 .................. 13 3,857,241
8.60%, 10/22/21 .................. 7 2,067,294
BNP Paribas SA (Medtronic plc)
(b)
:
9.36%, 08/24/21 .................. 8 1,011,920
7.75%, 08/25/21 .................. 13 1,638,305
Merrill Lynch International & Co. (Abbott
Laboratories), 7.94%, 09/13/21 ........ 24 2,843,345
Merrill Lynch International & Co. (Hologic, Inc.),
11.24%, 09/15/21 ................. 20 1,514,560
Societe Generale SA (Boston Scientific Corp.),
12.66%, 09/10/21 ................. 42 1,902,367
14,835,032
Health Care Providers & Services — 0.8%
BNP Paribas SA (Anthem, Inc.):
12.04%, 08/19/21 ................. 4 1,522,612
9.02%, 10/21/21
(b)
................. 4 1,602,576
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
BNP Paribas SA (CVS Health Corp.),
11.30%, 08/05/21
(b)
................ USD 19 $ 1,530,897
JPMorgan Structured Products BV (Cigna
Corp.), 9.25%, 08/05/21
(b)
............ 6 1,341,822
JPMorgan Structured Products BV (McKesson
Corp.), 10.71%, 08/03/21
(b)
........... 3 618,446
Merrill Lynch International & Co. (Centene
Corp.), 17.48%, 09/09/21 ............ 27 1,873,821
Royal Bank of Canada (UnitedHealth Group,
Inc.)
(b)
:
9.79%, 08/19/21 .................. 6 2,367,441
6.89%, 08/23/21 .................. 3 1,224,769
12,082,384
Hotels, Restaurants & Leisure — 0.6%
Barclays Bank plc (Booking Holdings, Inc.),
11.90%, 08/02/21 ................. 1 1,672,986
Royal Bank of Canada (Chipotle Mexican Grill,
Inc.), 12.36%, 09/13/21
(b)
............ 1 2,316,817
Royal Bank of Canada (Starbucks Corp.)
(b)
:
11.71%, 08/20/21 ................. 18 2,056,616
13.20%, 09/14/21 ................. 23 2,822,716
8,869,135
Household Durables — 0.4%
Barclays Bank plc (Lennar Corp.),
13.72%, 09/14/21 ................. 6 619,330
BNP Paribas SA (Whirlpool Corp.),
11.04%, 10/21/21 ................. 4 831,420
Credit Suisse AG (Toll Brothers, Inc.),
14.70%, 08/25/21 ................. 13 785,121
Societe Generale SA (DR Horton, Inc.),
15.73%, 09/01/21 ................. 31 2,924,373
Societe Generale SA (PulteGroup, Inc.),
14.85%, 09/10/21 ................. 28 1,514,756
6,675,000
Industrial Conglomerates — 0.3%
BNP Paribas SA (3M Co.), 11.97%, 09/10/21 . 14 2,826,335
Societe Generale SA (General Electric Co.),
15.96%, 09/09/21 ................. 144 1,882,076
4,708,411
Insurance — 0.5%
Barclays Bank plc (Marsh & McLennan Cos.
Inc.):
9.12%, 09/01/21 .................. 19 2,835,656
7.31%, 10/29/21 .................. 6 814,952
Barclays Bank plc (Prudential Financial, Inc.),
9.92%, 08/04/21 .................. 8 784,200
Citigroup Global Markets Holdings, Inc.
(Progressive Corp. (The)), 6.70%, 09/01/21
(b)
30 2,830,794
7,265,602
Interactive Media & Services — 1.5%
Barclays Bank plc (Facebook, Inc.):
14.02%, 08/18/21
(b)
................ 8 2,653,815
14.69%, 09/03/21 ................. 10 3,672,697
Credit Suisse AG (Alphabet, Inc.):
12.29%, 08/20/21
(b)
................ 3 8,274,830
9.60%, 09/03/21 .................. 3 7,693,665
22,295,007
Internet & Direct Marketing Retail — 0.9%
Citigroup Global Markets Holdings, Inc.
(Amazon.com, Inc.):
9.62%, 08/02/21
(b)
................. 1 4,080,800
11.03%, 08/16/21
(b)
................ 2 5,745,127

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
10.10%, 10/04/21 ................. USD 1 $ 3,758,588
13,584,515
IT Services — 0.5%
Barclays Bank plc (Fiserv, Inc.):
9.50%, 08/02/21
(b)
................. 3 348,037
10.04%, 08/05/21 ................. 9 1,029,321
Barclays Bank plc (Global Payments, Inc.),
8.16%, 08/04/21 .................. 4 794,708
Credit Suisse AG (Fidelity National Information
Services, Inc.):
9.35%, 08/02/21 .................. 6 923,542
8.58%, 08/04/21
(b)
................. 3 447,540
Merrill Lynch International & Co. (Automatic
Data Processing, Inc.), 8.65%, 09/14/21 .. 14 2,856,556
Merrill Lynch International & Co. (International
Business Machines Corp.), 9.17%, 10/20/21 7 1,018,573
7,418,277
Life Sciences Tools & Services — 0.3%
JPMorgan Structured Products BV (Thermo
Fisher Scientific, Inc.)
(b)
:
10.43%, 08/16/21 ................. 1 584,706
9.60%, 09/14/21 .................. 5 2,892,970
Royal Bank of Canada (Agilent Technologies,
Inc.), 8.11%, 08/18/21
(b)
............. 4 626,464
Societe Generale SA (Charles River
Laboratories International, Inc.),
12.23%, 08/05/21 ................. 3 994,156
5,098,296
Machinery — 0.5%
Credit Suisse AG (Ingersoll Rand, Inc.):
12.75%, 08/04/21 ................. 11 556,558
11.99%, 09/15/21 ................. 22 1,066,102
Credit Suisse AG (Parker-Hannifin Corp.),
12.40%, 08/05/21 ................. 2 742,452
Goldman Sachs International (Colfax Corp.),
16.18%, 09/15/21 ................. 11 494,252
Merrill Lynch International & Co. (Deere & Co.),
11.85%, 08/20/21 ................. 5 1,621,952
Societe Generale SA (PACCAR, Inc.),
13.74%, 09/10/21 ................. 16 1,312,354
Societe Generale SA (Stanley Black & Decker,
Inc.), 12.86%, 09/09/21 .............. 9 1,685,123
7,478,793
Media — 0.2%
Barclays Bank plc (Fox Corp.),
15.02%, 08/04/21 ................. 16 565,644
Barclays Bank plc (Interpublic Group of Cos.,
Inc. (The)), 12.60%, 09/01/21 ......... 43 1,523,109
Barclays Bank plc (Omnicom Group, Inc.),
11.61%, 09/01/21 ................. 18 1,323,811
3,412,564
Metals & Mining — 0.2%
Barclays Bank plc (Nucor Corp.):
15.90%, 09/02/21 ................. 23 2,400,291
17.73%, 10/22/21 ................. 9 861,058
3,261,349
Multiline Retail — 0.2%
BNP Paribas SA (Dollar Tree, Inc.),
9.88%, 08/30/21
(b)
................. 8 778,130
Royal Bank of Canada (Dollar General Corp.),
6.95%, 08/27/21
(b)
................. 3 618,348
Security
Par (000)
Par (000) Value
Multiline Retail (continued)
Royal Dutch Shell plc (Target Corp.),
10.34%, 08/19/21 ................. USD 7 $ 1,594,276
2,990,754
Multi-Utilities — 0.1%
Societe Generale SA (DTE Energy Co.),
8.96%, 09/10/21 .................. 13 1,580,878
Oil, Gas & Consumable Fuels — 0.0%
Royal Bank of Canada (Marathon Oil Corp.),
20.96%, 08/04/21
(b)
................ 46 532,551
Personal Products — 0.1%
Bank Of Montreal (Estee Lauder Cos., Inc.
(The)), 5.24%, 08/19/21 ............. 4 1,198,544
Pharmaceuticals — 0.6%
Citigroup Global Markets Holdings, Inc.
(Johnson & Johnson), 6.65%, 10/14/21
(b)
.. 18 3,060,945
JPMorgan Structured Products BV (Pfizer, Inc.),
14.50%, 09/14/21
(b)
................ 87 3,749,617
Merrill Lynch International & Co. (Bristol-Myers
Squibb Co.), 8.03%, 09/14/21 ......... 41 2,813,964
9,624,526
Professional Services — 0.2%
Royal Bank of Canada (Equifax, Inc.),
10.71%, 09/13/21
(b)
................ 7 1,717,200
Societe Generale SA (TransUnion),
11.51%, 09/09/21 ................. 8 922,546
2,639,746
Road & Rail — 0.6%
Barclays Bank plc (Union Pacific Corp.):
12.90%, 09/02/21 ................. 15 3,211,623
8.71%, 10/22/21 .................. 3 604,356
Merrill Lynch International & Co. (CSX Corp.):
13.95%, 09/02/21 ................. 87 2,816,600
10.13%, 10/21/21 ................. 25 804,488
Merrill Lynch International & Co. (Old Dominion
Freight Line, Inc.), 11.81%, 09/14/21 ..... 6 1,559,737
8,996,804
Semiconductors & Semiconductor Equipment — 0.7%
Barclays Bank plc (Applied Materials, Inc.),
18.84%, 08/13/21 ................. 10 1,406,176
Citigroup Global Markets Holdings, Inc. (NVIDIA
Corp.), 17.13%, 08/19/21
(b)
........... 2 1,412,087
Nomura Bank International plc (KLA Corp.),
18.73%, 09/15/21 ................. 5 1,897,474
Nomura Bank International plc (Lam Research
Corp.), 14.52%, 09/15/21 ............ 4 2,848,984
Nomura Bank International plc (QUALCOMM,
Inc.), 11.99%, 09/15/21 .............. 11 1,711,757
Royal Bank of Canada (Texas Instruments,
Inc.), 13.68%, 08/26/21
(b)
............ 6 1,216,727
10,493,205
Software — 2.0%
Barclays Bank plc (Microsoft Corp.):
9.58%, 08/20/21 .................. 39 10,350,436
7.37%, 09/03/21 .................. 26 7,485,054
7.70%, 09/14/21
(b)
................. 13 3,766,878
Citigroup Global Markets Holdings, Inc. (Adobe,
Inc.), 11.69%, 09/15/21
(b)
............. 3 1,642,610
Credit Suisse AG (Oracle Corp.),
8.70%, 09/09/21 .................. 15 1,242,483
Merrill Lynch International & Co. (ServiceNow,
Inc.), 9.46%, 09/15/21 .............. 5 2,658,166

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Royal Bank of Canada (salesforce.com, Inc.),
12.48%, 08/25/21
(b)
................ USD 7 $ 1,606,633
Societe Generale SA (Cadence Design
Systems, Inc.), 11.65%, 09/09/21 ....... 11 1,625,298
30,377,558
Specialty Retail — 0.9%
BNP Paribas SA (Ross Stores, Inc.),
11.84%, 08/20/21
(b)
................ 7 810,132
BNP Paribas SA (Super Group Ltd.),
16.29%, 08/09/21 ................. 16 2,056,538
Citigroup Global Markets Holdings, Inc. (Home
Depot, Inc. (The)), 8.50%, 08/18/21
(b)
.... 10 3,275,647
Citigroup Global Markets Holdings, Inc. (Lowe's
Cos, Inc.), 9.21%, 08/18/21
(b)
.......... 6 1,200,800
Citigroup Global Markets Holdings, Inc. (Ulta
Beauty, Inc.), 15.21%, 08/25/21
(b)
....... 2 580,390
JPMorgan Structured Products BV (Best Buy
Co, Inc.), 10.77%, 08/25/21
(b)
.......... 5 600,381
Merrill Lynch International & Co. (Tractor Supply
Co.), 10.30%, 10/21/21 .............. 4 793,788
Royal Bank of Canada (TJX Cos., Inc. (The)),
11.54%, 08/19/21
(b)
................ 15 1,020,226
Societe Generale SA (AutoZone, Inc.),
8.17%, 09/21/21 .................. 2 2,668,241
13,006,143
Technology Hardware, Storage & Peripherals — 2.4%
Barclays Bank plc (Seagate Technology
Holdings plc), 18.52%, 09/13/21 ........ 22 1,917,490
Citigroup Global Markets Holdings, Inc. (Apple,
Inc.):
7.94%, 08/02/21
(b)
................. 30 4,176,271
15.74%, 08/02/21
(b)
................ 59 8,347,043
11.21%, 08/16/21
(b)
................ 60 7,992,286
11.38%, 09/03/21 ................. 38 5,577,440
9.20%, 09/28/21 .................. 45 6,544,475
Citigroup Global Markets Holdings, Inc. (Hewlett
Packard Enterprise Co.), 10.70%, 08/25/21
(b)
40 580,004
JPMorgan Structured Products BV (HP, Inc.),
10.96%, 08/27/21
(b)
................ 27 774,151
35,909,160
Textiles, Apparel & Luxury Goods — 0.0%
Royal Bank of Canada (Tapestry, Inc.),
13.54%, 08/12/21
(b)
................ 12 497,233
Trading Companies & Distributors — 0.2%
Credit Suisse AG (United Rentals, Inc.),
13.95%, 09/15/21 ................. 6 1,908,162
Royal Bank of Canada (Fastenal Co.),
11.58%, 08/26/21
(b)
................ 11 625,331
2,533,493
Total Equity-Linked Notes — 21.4%
(Cost: $319,486,597) .............................. 322,842,203
Floating Rate Loan Interests — 6.8%
Aerospace & Defense — 0.2%
(a)
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 4.15%
,
 10/30/26 ..... 84 84,081
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 04/06/26 .................. 381 367,343
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 04/06/26 .................. 205 197,496
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . USD 959 $ 957,823
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . 303 307,545
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 138 139,584
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 08/22/24 ...... 444 436,813
2,490,685
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................. 64 63,940
Airlines — 0.1%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28 .................. 260 266,955
Air Canada, Term Loan B, 07/27/28
(m)
...... 361 361,903
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 01/29/27 . 404 373,474
American Airlines, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 12/15/23 . 170 166,118
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 468 451,605
United AirLines, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 04/21/28 . 560 559,810
2,179,865
Auto Components — 0.1%
(a)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.34%
,
 04/30/26 . 696 690,056
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 01/31/28 ...... 358 356,670
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 02/05/26 .................. 410 404,230
1,450,956
Automobiles — 0.0%
(a)
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.34%
,
 01/01/38 ...... 512 510,847
Majordrive Holdings IV LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 06/01/28 . 98 97,657
608,504
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 .................. 88 88,107
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 .. 513 510,100
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 270 269,756
Jeld-Wen, Inc., Term Loan B, 07/14/28
(m)
.... 183 182,658
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 .................. 57 56,672
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ...... 614 610,644
1,717,937

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets — 0.1%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.59%
,
 07/31/26 .................. USD 358 $ 357,213
Azalea TopCo, Inc., 1st Lien Term Loan:
(LIBOR USD 1 Month + 3.50%), 3.59% -
3.63%, 07/24/26 ................ 536 529,681
(LIBOR USD 2 Month + 3.75%),
4.50%, 07/24/26 ................ 83 83,290
Focus Financial Partners LLC, Delayed Draw
Term Loan, 06/30/28
(m)
.............. 42 41,106
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 .................. 180 178,125
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.34%
,
 04/12/24
(c)
.... 121 120,325
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.92%
,
 04/01/28 . 77 77,048
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.15%
,
 05/29/26 ............ 209 176,421
1,563,209
Chemicals — 0.2%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month +
2.50%), 3.00%
,
 03/18/28 ............ 515 512,425
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 .................. 92 91,942
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 295 298,453
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.90%
,
 06/01/24 ............ 109 108,071
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 .................. 74 73,354
Ecovyst Catalyst Technologies LLC, Term Loan,
06/09/28
(m)
...................... 237 235,696
Element Solutions, Inc., Term Loan, 01/31/26
(m)
300 298,338
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. 114 112,864
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 03/28/25 . 72 71,386
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 06/30/27 .................. 206 204,376
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.65%
,
 01/01/38 .................. 194 192,117
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.35%
,
 05/15/24 ............ 413 409,983
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 10/01/25 ..... 30 29,389
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 10/14/24 .................. 223 220,465
Sparta US HoldCo LLC, 1st Lien Term Loan,
08/02/28
(m)
...................... 145 144,819
WR Grace & Co., Term Loan, (LIBOR USD 3
Month + 2.00%), 2.15%
,
 06/01/28
(c)
..... 123 122,001
3,125,679
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.3%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 .................. USD 614 $ 613,359
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
2.59%
,
 04/06/28 .................. 132 130,766
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 09/07/27 . 253 250,359
Bingo Industries Ltd., Term Loan, 07/07/28
(c)(m)
67 66,498
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 842 825,336
Diamond (BC) BV, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.09%
,
 09/06/24 ...... 103 102,251
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 132 131,807
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 07/30/25 .................. 310 296,084
Tempo Acquisition LLC, Term Loan, 11/02/26
(m)
1,257 1,254,688
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. 132 131,735
Viad Corp, Term Loan, 07/30/28
(c)(m)
....... 125 123,125
3,926,008
Construction & Engineering — 0.1%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25
(c)
................. 21 20,825
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 158 155,862
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.10%
,
 01/21/28 ............ 108 107,169
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.25%
,
 06/02/28 ..... 774 768,032
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 .................. 309 306,908
1,358,796
Construction Materials — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.09%
,
 01/15/27 ............ 265 261,674
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 143 142,587
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 2 Month + 3.00%), 3.09% -
3.13%
,
 05/29/26
(c)
................. 92 90,047
494,308
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, 12/01/27
(m)
.................. 1,019 1,017,156
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 . 207 204,944
Kleopatra Finco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.75%),
5.25%
,
 02/12/26 .................. 263 263,092
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 04/03/24 .................. 634 613,026

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.34%
,
 02/05/26 . USD 213 $ 210,307
Tekni-Plex, Inc., Delayed Draw Term Loan,
07/29/28
(c)(m)
..................... 23 22,681
Tekni-Plex, Inc., Term Loan, 07/29/28
(c)(m)
.... 160 159,897
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.25%
,
 08/18/27 ...... 104 104,344
2,595,447
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 10/28/27
(a)
79 78,630
Diversified Consumer Services — 0.2%
(a)
AlixPartners LLP, Term Loan, 02/04/28
(m)
.... 276 273,925
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 ..... 64 63,573
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 .................. 225 222,273
City Football Group Ltd., Term Loan, 07/09/28
(c)
(m)
............................ 239 237,805
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 05/04/28 ............ 513 512,118
Midas Intermediate Holdco II LLC, Term Loan,
12/22/25
(m)
...................... 533 510,829
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 356 376,783
Research Now Group, Inc., 1st Lien Term Loan,
12/20/24
(m)
...................... 155 152,935
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 5.59% -
5.65%
,
 08/04/25
(c)
................. 186 175,127
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 01/15/27 ............ 439 438,987
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28 .................. 108 107,730
3,072,085
Diversified Financial Services — 0.7%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 107 107,163
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(c)
110 109,756
Atlantic Broadband Finance LLC, Term Loan B,
07/28/28
(c)(m)
..................... 464 462,840
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 897 899,617
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 182 182,973
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.44%
,
 10/30/26
(c)
..... 176 174,626
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ...... 289 287,734
Connect Finco SARL, Term Loan, 12/11/26
(m)
. 1,177 1,176,050
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 1,028 1,027,377
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 .................. 195 199,144
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
FleetCor Technologies Operating Co. LLC, Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/28/28 .................. USD 218 $ 216,132
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 702 701,795
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 07/11/25 .................. 400 392,084
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26
(c)
..... 1,016 1,020,811
LBM Acquisition LLC, 1st Lien Term Loan:
 12/17/27
(m)
...................... 351 346,191
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan:
 12/17/27
(m)
...................... 126 123,788
(LIBOR USD 3 Month + 3.75%),
4.50%, 12/17/27 ................ 22 21,970
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 .. 109 109,534
Mercury Merger Sub, Inc.,1st Lien Term Loan,
08/02/28
(m)
...................... 504 501,228
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(m)
.................. 14 13,909
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27 . 72 71,963
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 2.50%), 2.59% -
2.63%
,
 01/23/25 .................. 227 212,176
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
2.50%
,
 02/28/25 .................. 195 197,841
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 01/31/29 .................. 69 68,249
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 915 919,665
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 12/20/24 . 145 143,211
White Cap Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.50%
,
 10/19/27 ..... 140 139,942
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.59%
,
 04/30/28 .................. 179 175,893
10,003,662
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 3 Month + 2.75%),
2.88%, 07/15/25 ................ 54 52,914
(LIBOR USD 3 Month + 2.75%),
2.90%, 01/31/26 ................ 346 339,125
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.15%
,
 08/14/26 ..... 657 654,656
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 73 73,188
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 .................. 111 110,911
Frontier Communications Holdings, LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 .................. 214 214,035
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ............ 152 151,379

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Iridium Satellite LLC, Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 11/04/26 .. USD 251 $ 249,999
Iridium Satellite LLC, Term Loan B2, 11/04/26
(m)
6 6,359
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 03/01/27 . 145 141,829
MTN Infrastructure TopCo, Inc., Term Loan,
11/15/24
(m)
...................... 438 437,624
Orbcomm, Inc., 1st Lien Term Loan, 06/17/28
(m)
107 106,800
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 01/31/29 .................. 107 106,435
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 03/09/27 . 1,313 1,290,591
3,935,845
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 01/15/25 .................. 73 71,578
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 12/13/25 . 133 126,048
197,626
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28 .................. 121 121,076
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 . 83 83,157
204,233
Entertainment — 0.1%
(a)
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 265 261,342
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 .................. 419 405,331
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.84%
,
 03/13/28 . 221 219,647
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 05/30/25 .................. 8 7,922
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.85%
,
 05/18/25 ...... 632 613,021
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.22%
,
 01/20/28 . 66 65,498
1,572,761
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.10%
,
 05/11/24
(a)
75 73,964
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.78%
,
 05/23/25 ..... 516 510,274
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.84%
,
 06/27/23 ...... 283 279,582
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 09/13/26 ...... 228 224,208
1,014,064
Security
Par (000)
Par (000) Value
Food Products — 0.2%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 11/19/26 .................. USD 364 $ 356,336
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 10/01/25 .................. 176 174,855
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 03/11/25 .................. 84 82,556
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.59%
,
 10/10/26 ...... 44 43,707
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 765 763,679
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.34%
,
 01/29/27 .................. 565 554,141
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 106 105,687
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.34%
,
 05/15/24 .................. 143 141,451
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 06/08/28 .................. 138 138,380
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 03/31/28 .................. 831 824,144
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 01/20/28 .................. 75 74,214
3,259,150
Health Care Equipment & Supplies — 0.0%
(a)
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ...... 87 86,946
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 147 146,327
233,273
Health Care Providers & Services — 0.2%
(a)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 .................. 108 107,690
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 .................. 565 563,462
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 10/10/25 . 335 285,819
Eyecare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 2 Month + 3.75%),
3.86%
,
 02/18/27 .................. 221 217,858
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 4.65%
,
 03/05/26 . 133 126,778
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 .................. 45 44,454
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 08/06/26 . 766 762,358
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 06/30/25 .................. 359 357,275

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 .................. USD 6 $ 5,945
Unified Womens Healthcare LP, 1st Lien Term
Loan, 12/20/27
(c)(m)
................. 237 236,332
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.00%
,
 01/08/27 .................. 215 215,025
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 . 145 145,189
3,068,185
Health Care Technology — 0.1%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.41%
,
 02/11/26 .................. 37 36,861
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 .................. 832 830,482
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.09%
,
 08/27/25 . 512 510,567
1,377,910
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 02/02/26 .................. 110 106,189
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 131 130,639
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.84%
,
 12/23/24 .................. 284 280,994
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.59%
,
 07/21/25 .................. 672 672,148
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.10%
,
 03/17/28
(c)
88 86,573
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 . 181 179,947
Flutter Entertainment plc, Term Loan, (LIBOR
USD 2 Month + 2.25%), 2.40%
,
 07/21/26 . 184 182,159
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
................ 23 25,606
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 . 400 395,609
Herschend Entertainment Co. LLC, Term
Loan, (LIBOR USD 3 Month + 5.75%),
6.75%
,
 08/25/25
(c)
................. 72 72,996
IRB Holding Corp., Term Loan, 12/15/27
(m)
... 1,018 1,013,981
IRB Holding Corp., Term Loan B, 02/05/25
(m)
. 185 183,963
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 . 516 510,334
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 47 45,472
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.84%
,
 08/14/24 .................. 109 107,721
Station Casinos LLC, Facility Term Loan B1,
02/08/27
(m)
...................... 267 262,254
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.84%
,
 07/31/26 ...... 297 296,381
Whatabrands LLC, Term Loan B, 08/03/28
(m)
. 330 328,281
4,881,247
Security
Par (000)
Par (000) Value
Household Durables — 0.0%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 05/17/28 . USD 514 $ 510,227
Weber-Stephen Products LLC, Term Loan B,
(LIBOR USD 1 Month + 3.25%), 4.00% -
5.50%
,
 10/30/27 .................. 132 131,922
642,149
Household Products — 0.0%
(a)
Pilot Travel Centers LLC, Term Loan B,
07/29/28
(m)
...................... 151 150,245
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28 . 57 56,289
206,534
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 08/12/26 ...... 73 72,153
Exgen Renewables IV LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.50%
,
 12/15/27 . 214 213,846
285,999
Industrial Conglomerates — 0.0%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.09%
,
 03/31/25 ..... 531 525,345
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 . 129 129,025
654,370
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan:
 05/09/25
(m)
...................... 271 267,483
(LIBOR USD 1 Month + 3.75%),
4.25%, 11/05/27 ................ 249 248,386
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 ..... 385 378,605
AssuredPartners, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.59%, 02/12/27 ................ 362 356,989
 02/12/27
(m)
...................... 65 65,141
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.34%
,
 01/31/28 . 365 362,916
Asurion LLC, 2nd Lien Term Loan B4,
01/20/29
(m)
...................... 227 225,652
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.22%
,
 11/03/23 ....... 59 58,274
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.09%
,
 11/03/24 ....... 191 187,659
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.34%
,
 12/23/26 ...... 421 413,347
HUB International Ltd., Term Loan, (LIBOR
USD 2 Month + 2.75%), 2.86% -
2.88%
,
 04/25/25 .................. 188 184,849
Hub International Ltd., Term Loan B3, (LIBOR
USD 2 Month + 3.25%), 4.00%
,
 04/25/25 . 77 77,081
Ryan Specialty Group LLC, Term Loan,
09/01/27
(m)
...................... 62 61,199
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.34%, 12/31/25 ................ 145 142,659
(LIBOR USD 1 Month + 3.75%),
3.84%, 09/03/26 ................ 149 147,906
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 58 57,610

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 3.15%
,
 05/16/24 ............ USD 295 $ 291,938
3,527,694
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(m)
...................... 272 271,385
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ...... 207 205,370
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 829 828,099
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 10/10/25 ..... 177 174,824
1,479,678
Internet & Direct Marketing Retail — 0.0%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27 .................. 511 509,443
Pug LLC, Term Loan B, 02/12/27
(c)(m)
....... 39 38,708
548,151
IT Services — 0.3%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
09/19/24
(m)
...................... 88 87,972
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 .................. 174 175,716
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 10/30/26 .................. 714 706,380
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. 170 169,626
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 270 278,775
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 79 78,616
Flexential Intermediate Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 08/01/24 .................. 93 85,390
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 08/10/27 .................. 234 230,868
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.75%
,
 05/23/25 .................. 102 102,180
Mitchell International, Inc., 1st Lien Term Loan,
11/29/24
(m)
...................... 104 102,438
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.34%
,
 12/01/25 .................. 103 103,264
Mitchell International, Inc., Facility 1st Lien Term
Loan, 11/29/24
(m)
.................. 185 185,228
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.59%
,
 02/12/27 ............ 362 353,578
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ 816 814,915
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/16/25 .................. 38 37,500
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.84%
,
 11/16/26 ..... 99 97,266
Security
Par (000)
Par (000) Value
IT Services (continued)
Virtusa Corp., Term Loan, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/11/28 ........... USD 114 $ 113,999
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.09%
,
 02/28/27 ...... 566 560,747
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.34%
,
 03/31/28 ........... 111 109,415
ZoomInfo LLC, 1st Lien Term Loan, 02/02/26
(m)
32 31,930
4,425,803
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 11/21/24 .. 62 62,261
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 .. 229 227,944
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 .................. 258 257,774
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. 664 665,215
ICON plc, Term Loan:
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28 ................ 106 105,937
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28 ................ 426 425,193
Lonza Group AG, Facility Term Loan B, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 06/29/28 . 154 153,840
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 10/19/27 .................. 123 122,907
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.50%
,
 01/13/28 ............ 460 458,371
2,479,442
Machinery — 0.2%
(a)
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.40%
,
 05/18/24 ..... 163 160,729
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.25%
,
 05/14/28
(c)
52 51,740
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.75%), 3.50%
,
 03/31/27 ..... 308 306,090
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 03/01/27 .................. 145 142,678
Madison IAQ LLC, Term Loan, 06/21/28
(m)
... 703 696,596
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25 ..... 1,041 1,019,113
Vertical Midco GmbH, Term Loan, 06/30/27
(m)
. 154 153,884
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.85%
,
 03/02/27 ..... 617 610,374
3,141,204
Media — 0.4%
Ascend Learning LLC, Term Loan, 07/12/24
(a)(m)
102 102,046
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.50%
,
 03/03/25
(a)
................. 546 486,612
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(n)
................. 166 196,268
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 05/03/28
(a)
..... 125 123,250
Charter Communications Operating LLC, Term
Loan B1, 04/30/25
(a)(m)
.............. 155 154,754

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.61% - 3.63%
,
 08/21/26
(a)
........... USD 1,147 $ 1,112,940
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 07/17/25
(a)
..... 311 306,052
DirectV Financing LLC, Term Loan, 08/02/27
(a)
(m)
............................ 358 357,605
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................. 145 144,725
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(a)
102 101,293
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.35%
,
 02/07/24
(a)
202 200,376
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(a)
................. 26 26,141
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................. 75 76,043
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 407 386,299
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.34%
,
 03/24/25
(a)
................. 137 135,719
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.60%
,
 09/18/26
(a)
................. 64 63,664
Radiate HoldCo LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
244 243,384
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 04/01/28
(a)
................. 57 55,964
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 12/17/26
(a)
................. 177 175,218
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)
... 541 538,295
Trader Interactive LLC, Term Loan, 07/28/28
(a)(c)
(m)
............................ 85 84,575
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.84%
,
 12/31/28
(a)
................. 766 766,014
5,837,237
Metals & Mining — 0.1%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.64%
,
 07/31/25 .................. 200 199,080
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 .................. 806 743,594
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 03/16/27 .................. 132 131,811
1,074,485
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ 208 227,153
CITGO Holding, Inc., Term Loan, (LIBOR USD
3 Month + 7.00%), 8.00%
,
 08/01/23 ..... 197 193,454
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.15%
,
 02/07/25 . USD 444 $ 440,849
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.25%
,
 01/31/28 . 64 63,680
925,136
Personal Products — 0.1%
(a)
Organon & Co., Term Loan, (LIBOR USD 6
Month + 3.00%), 3.50%
,
 06/02/28 ...... 212 211,338
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26 .................. 1,123 1,122,704
1,334,042
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. 286 275,437
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 06/02/25 . 370 367,083
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 08/01/27 . 210 205,796
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.08%
,
 11/15/27 .................. 131 128,818
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28 . 385 385,362
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(m)
.............. 18 17,771
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 .................. 158 157,499
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28 . 74 73,630
1,611,396
Professional Services — 0.1%
(a)
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 06/02/28 . 515 511,941
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 02/06/26 .................. 1,027 1,018,113
1,530,054
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%
,
 02/08/25
(a)
..... 6 5,966
Road & Rail — 0.1%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.59%
,
 02/25/27
(a)
737 733,994
Software — 0.8%
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25
(a)
................. 766 766,288
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 10/02/25
(a)
514 509,213
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(a)
176 175,215
Cloudera, Inc., Term Loan, (LIBOR USD 1
Month + 2.50%), 3.25%
,
 12/22/27
(a)
..... 183 182,851
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 04/22/27
(a)
................. 127 126,814

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27
(a)
USD 643 $ 642,718
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28
(a)
79 79,790
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 2
Month + 4.75%), 5.75%
,
 09/29/23
(a)
..... 216 209,368
E2open LLC, Term Loan, 02/04/28
(a)(m)
...... 40 39,883
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................. 1,224 1,225,124
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28
(a)
................. 221 220,054
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(n)
................. 214 218,173
Informatica LLC, Term Loan, 02/25/27
(a)(m)
... 614 606,224
Magenta Buyer LLC, 1st Lien Term Loan,
07/27/28
(a)(m)
..................... 666 662,463
Magenta Buyer LLC, 2nd Lien Term Loan,
07/27/29
(a)(m)
..................... 296 294,150
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.84%
,
 09/30/24
(a)
..... 218 217,713
MH Sub I LLC, 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.50%),
3.59%, 09/13/24 ................ 524 520,418
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 744 743,302
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.34%
,
 02/23/29
(a)
304 307,928
Netsmart, Inc., 1st Lien Term Loan, 10/01/27
(a)
(m)
............................ 199 199,031
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(a)
................. 437 437,667
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.10%
,
 04/26/24
(a)
................. 154 153,839
Proofpoint, Inc., Term Loan, 06/09/28
(a)(m)
.... 449 444,285
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28
(a)
1,284 1,275,676
Sabre GLBL, Inc., Term Loan B1, 12/17/27
(a)(m)
67 66,228
Sabre GLBL, Inc., Term Loan B2, 12/17/27
(a)(m)
107 105,571
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 08/01/25
(a)
................. 777 771,236
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/16/25
(a)
................. 30 29,707
TIBCO Software, Inc., 2nd Lien Term Loan,
03/03/28
(a)(m)
..................... 434 437,219
UKG, Inc., 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.75%),
3.84%, 05/04/26 ................ 482 481,008
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ................ 293 292,226
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(a)
..... 242 245,528
12,686,910
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan, 03/31/26
(m)
258 257,413
MED ParentCo. LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.34%
,
 08/31/26 . 263 262,952
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Optiv, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ...... USD 363 $ 353,826
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 1,023 1,021,977
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 .................. 154 152,944
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 .................. 220 219,714
2,268,826
Technology Hardware, Storage & Peripherals — 0.0%
(a)
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.09%
,
 07/23/26 .................. 201 190,708
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 04/29/23 . 45 45,158
235,866
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.50%),
2.59%
,
 05/19/28 .................. 187 185,572
Core & Main LP, Term Loan B, 07/27/28
(m)
... 952 941,480
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 . 129 127,498
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24
(c)
424 375,558
1,630,108
Transportation Infrastructure — 0.0%
(a)(m)
First Student Bidco, Inc., Term Loan B,
07/21/28 ....................... 169 167,317
First Student Bidco, Inc., Term Loan C,
07/21/28 ....................... 62 61,761
KKR Apple Bidco LLC, 2nd Lien Term Loan,
07/13/29
(c)
...................... 35 35,481
KKR Apple Bidco LLC, Term Loan, 07/14/28 .. 87 86,347
350,906
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.43%
,
 05/27/24 .................. 368 349,890
Gogo, Inc., Term Loan B, (LIBOR USD 1 Month
+ 3.75%), 4.50%
,
 04/30/28 ........... 132 131,287
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 .................. 84 83,614
MetroNet Systems Holdings LLC, Delayed
Draw 1st Lien Term Loan, 06/02/28
(m)
.... 9 9,290
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 04/11/25 .. 215 212,158
786,239
Total Floating Rate Loan Interests — 6.8%
(Cost: $102,776,630) .............................. 102,950,158

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Foreign Agency Obligations — 0.4%
Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC, 6.88%
,
10/05/25 ....................... USD 293 $ 336,456
China — 0.0%
China Minmetals Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.72%), 3.75%
(a)(i)
................ 200 204,100
Colombia — 0.1%
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
...................... 453 444,053
India — 0.0%
Power Finance Corp. Ltd., 6.15%
,
12/06/28 .. 250 296,219
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 .................. 250 255,281
Pertamina Persero PT, 3.65%
,
07/30/29 .... 392 419,636
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara:
6.15%, 05/21/48 .................. 200 248,225
6.25%, 01/25/49 .................. 460 582,274
4.88%, 07/17/49 .................. 200 216,037
1,721,453
Mexico — 0.1%
Petroleos Mexicanos:
6.50%, 03/13/27 .................. 754 798,486
6.35%, 02/12/48 .................. 443 377,934
7.69%, 01/23/50 .................. 287 277,888
1,454,308
Morocco — 0.0%
OCP SA, 3.75%
,
06/23/31
(b)
............. 230 232,947
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31 ........... 415 410,435
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(b)
.... 740 731,194
Total Foreign Agency Obligations — 0.4%
(Cost: $5,693,352) ............................... 5,831,165
Foreign Government Obligations — 1.5%
Argentina — 0.0%
Argentine Republic (The), 2.50%
,
07/09/41
(l)
.. 756 282,224
Bahrain — 0.1%
Kingdom of Bahrain:
6.75%, 09/20/29 .................. 472 510,881
5.25%, 01/25/33
(b)
................. 200 192,062
702,943
Colombia — 0.1%
Republic of Colombia:
4.50%, 01/28/26 .................. 757 823,379
3.88%, 04/25/27 .................. 205 216,954
3.13%, 04/15/31 .................. 544 532,202
1,572,535
Dominican Republic — 0.2%
Dominican Republic Government Bond:
5.95%, 01/25/27 .................. 1,036 1,161,939
4.50%, 01/30/30
(b)
................. 535 547,639
4.88%, 09/23/32
(b)
................. 564 585,150
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
6.40%, 06/05/49 .................. USD 246 $ 267,418
2,562,146
Egypt — 0.2%
Arab Republic of Egypt:
5.75%, 05/29/24
(b)
................. 455 482,954
5.88%, 06/11/25 .................. 1,046 1,111,571
7.60%, 03/01/29 .................. 1,235 1,338,277
7.50%, 02/16/61
(b)
................. 200 186,250
3,119,052
Ghana — 0.1%
Republic of Ghana
(b)
:
7.75%, 04/07/29 .................. 330 332,578
8.63%, 04/07/34 .................. 440 444,538
777,116
Indonesia — 0.1%
Republic of Indonesia:
4.10%, 04/24/28 .................. 944 1,070,142
5.13%, 01/15/45 .................. 490 609,989
1,680,131
Mexico — 0.1%
United Mexican States:
3.75%, 01/11/28 .................. 650 713,090
2.66%, 05/24/31 .................. 1,275 1,250,536
8.30%, 08/15/31 .................. 35 51,949
2,015,575
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 ....... 200 227,975
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%, 12/15/32 .................. 310 301,572
4.00%, 12/15/50 .................. 200 187,500
489,072
Oman — 0.0%
Oman Government Bond:
6.50%, 03/08/47 .................. 270 266,676
6.75%, 01/17/48 .................. 270 271,485
538,161
Pakistan — 0.0%
Islamic Republic of Pakistan:
6.00%, 04/08/26 .................. 205 206,048
7.38%, 04/08/31 .................. 240 240,626
446,674
Panama — 0.1%
Republic of Panama:
3.16%, 01/23/30 .................. 837 877,699
4.50%, 04/16/50 .................. 370 422,101
1,299,800
Paraguay — 0.0%
Republic of Paraguay
(b)
:
4.95%, 04/28/31 .................. 200 229,662
5.40%, 03/30/50 .................. 255 299,992
529,654
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 ... 297 270,790
Republic of Peru, 2.78%
,
01/23/31 ........ 464 465,682
736,472

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(b)
......... USD 200 $ 230,750
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
488 506,544
Russia — 0.1%
Russian Federation:
4.75%, 05/27/26 .................. 400 455,075
4.25%, 06/23/27 .................. 400 447,725
902,800
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 4.50%
,
04/17/30 ... 680 803,803
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka:
5.75%, 04/18/23 .................. 468 340,704
6.85%, 03/14/24 .................. 693 451,446
6.35%, 06/28/24 .................. 615 400,442
7.85%, 03/14/29 .................. 650 399,059
7.55%, 03/28/30 .................. 414 253,782
1,845,433
Ukraine — 0.1%
Ukraine Government Bond:
7.75%, 09/01/23 .................. 237 253,945
8.99%, 02/01/24 .................. 458 504,716
7.75%, 09/01/24 .................. 470 510,332
7.75%, 09/01/25 .................. 135 146,745
7.25%, 03/15/33
(b)
................. 526 541,550
1,957,288
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.98%
,
04/20/55 179 231,407
Total Foreign Government Obligations — 1.5%
(Cost: $23,011,246) ............................... 23,457,555
Shares
Shares
Investment Companies — 9.3%
BlackRock Allocation Target Shares- BATS
Series A
(o)
....................... 3,000,118 30,271,189
BlackRock Floating Rate Income Portfolio,
Class K Shares
(o)
.................. 2,360,844 23,395,960
Invesco Senior Loan ETF .............. 39,351 866,903
iShares Core Dividend Growth ETF
(o)
...... 232,864 12,034,412
iShares Core S&P 500 ETF
(o)
............ 50,616 22,291,286
iShares iBoxx $ High Yield Corporate Bond
ETF
(f)(o)
......................... 595,409 52,300,727
Total Investment Companies — 9.3%
(Cost: $137,298,291) .............................. 141,160,477
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 2.7%
Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust
(a)
:
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.75%, 06/25/35 ..... 52 49,284
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.69%, 01/25/36 .... 89 85,093
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.84%,
11/25/46 ..................... USD 81 $ 69,862
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 07/25/46 .... 190 172,512
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 04/25/47 .... 238 215,429
American Home Mortgage Assets Trust, Series
2006-5, Class A1, (Federal Reserve US 12
Month Cumulative Average 1 Year CMT +
0.92%), 1.03%, 11/25/46
(a)
............ 929 383,041
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ......... 43 42,988
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.59%,
10/25/35
(a)
...................... 239 235,815
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)(c)
... 2,000 2,009,800
Reperforming Loan REMIC Trust, Series 2005-
R2, Class 1AF1, (LIBOR USD 1 Month +
0.34%), 0.43%, 06/25/35
(a)(b)
.......... 55 52,872
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 07/25/46
(a)
..... 88 76,033
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-4,
Class 3A1, 6.50%, 05/25/36
(l)
.......... 423 422,898
3,815,627
Commercial Mortgage-Backed Securities — 2.4%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.21%, 09/15/34
(a)(b)
.......... 630 625,249
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.19%, 04/15/35
(a)(b)
................ 540 537,977
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
3.14%, 12/15/36
(a)(b)
................ 106 103,144
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.79%, 09/15/34
(a)(b)
.... 1,058 1,057,435
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 0.54%, 09/25/37
(a)(b)
.......... 407 386,248
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
.......... 200 179,268
Benchmark Mortgage Trust
(a)
:
Series 2018-B5, Class D, 3.11%, 07/15/51
(b)
550 507,637
Series 2018-B7, Class C, 4.86%, 05/15/53 . 500 572,676
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.79%, 10/15/35
(a)(b)
1,400 1,411,366
BX Commercial Mortgage Trust
(a)(b)
:
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.14%, 11/15/35 .... 1,050 1,051,976
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.09%, 11/15/35 .... 1,050 1,052,305
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.39%, 10/15/36 .... 1,117 1,120,551
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.74%, 10/15/36 .... 1,734 1,738,616
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.59%, 12/15/36 .... 512 512,417
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.69%, 11/15/32 .... 467 468,691

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 1.00%, 02/15/33
(c)
... USD 1,164 $ 1,163,500
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.24%, 02/15/33
(c)
... 683 682,500
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.34%, 02/15/33
(c)
... 550 550,000
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 2.89%, 06/15/38 .... 900 906,716
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 3.84%, 06/15/38 .... 710 713,807
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 2.90%, 05/15/38 .... 1,356 1,357,694
BX Trust
(a)(b)
:
Series 2021-LBA, Class GJV, (LIBOR USD 1
Month + 3.00%), 3.09%, 02/15/36 .... 900 901,705
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.09%, 02/15/36 .... 600 601,137
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.34%, 01/15/34 .... 340 340,000
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.09%, 01/15/34 .... 530 533,654
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 3.69%, 06/15/23 .... 693 692,998
Citigroup Commercial Mortgage Trust
(a)
:
Series 2016-C1, Class D, 4.95%, 05/10/49
(b)
110 113,776
Series 2018-C6, Class C, 5.07%, 11/10/51 . 361 415,842
Commercial Mortgage Trust:
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 1,000 942,465
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 166 161,850
Series 2015-LC21, Class C, 4.33%,
07/10/48
(a)
.................... 700 738,748
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 109 104,298
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.49%, 09/15/33
(a)(b)
.. 400 397,253
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class E, 1.00%,
07/15/26
(a)(b)
..................... 125 120,052
CSAIL Commercial Mortgage Trust, Series
2018-C14, Class D, 4.89%, 11/15/51
(a)(b)
.. 232 245,842
CSMC Trust, Series 2020-FACT, Class E,
(LIBOR USD 1 Month + 4.86%), 4.96%,
10/15/37
(a)(b)
..................... 339 349,749
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.53%, 10/10/34
(a)(b)
.......... 320 326,051
Extended Stay America Trust
(a)(b)
:
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.34%, 07/15/38 .... 810 816,341
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 2.94%, 07/15/38 .... 520 524,887
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 3.79%, 07/15/38 .... 550 555,685
GS Mortgage Securities Trust:
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 180 173,176
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 560 504,756
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class D, 3.00%,
06/13/52
(b)
...................... 2,000 1,917,173
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
135 133,458
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
:
Series 2015-JP1, Class D, 4.23%, 01/15/49 USD 500 $ 468,073
Series 2015-JP1, Class E, 4.23%,
01/15/49
(b)
.................... 221 189,759
Series 2018-WPT, Class FFX, 5.54%,
07/05/33
(b)
.................... 115 117,150
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.44%,
03/15/38
(a)(b)
..................... 795 797,483
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.03%, 08/15/34
(a)(b)
.............. 151 152,570
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 4.05%, 07/15/38
(a)(b)
... 138 138,564
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48 222 219,327
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 252 247,851
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
................... 700 633,557
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.04%, 11/15/34
(a)(b)
.. 531 531,168
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 250 212,500
Series 2018-H3, Class C, 4.85%, 07/15/51
(a)
320 366,143
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
.......................... 238 222,389
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.64%, 07/15/35
(a)(b)
.. 450 449,143
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 4.46%, 07/15/38
(a)(b)
.......... 100 100,225
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 3.77%,
07/15/23
(a)(b)
..................... 215 214,742
TPGI Trust
(a)(b)
:
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 3.09%, 06/15/26 .... 379 378,999
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 3.94%, 06/15/26 ... 131 131,000
USDC, Series 2018-USDC, Class F, 4.49%,
05/13/38
(a)(b)
..................... 280 214,833
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 1,238 1,239,713
Wells Fargo Commercial Mortgage Trust:
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
.................... 250 279,519
Series 2017-C39, Class C, 4.12%, 09/15/50 113 122,173
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 342 282,571
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
.................... 170 187,746
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 240 218,290
Series 2018-C45, Class C, 4.73%, 06/15/51 110 123,609
36,549,766
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.34%,
10/15/48
(a)(b)
..................... 4,650 235,662
Total Non-Agency Mortgage-Backed Securities — 2.7%
(Cost: $39,624,453) ............................... 40,601,055

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Preferred Securities — 3.0%
Capital Trusts — 2.3%
Banks — 0.7%
(a)(i)
Bank of America Corp., Series JJ, (LIBOR USD
3 Month + 3.29%), 5.12% ............ USD 1,900 $ 2,025,951
CIT Group, Inc., Series A, (LIBOR USD 3 Month
+ 3.97%), 5.80% .................. 185 189,995
Citigroup, Inc.:
Series U, (SOFR + 3.81%), 5.00% ...... 3,350 3,523,027
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 600 619,980
JPMorgan Chase & Co., Series FF, (SOFR +
3.38%), 5.00% ................... 1,550 1,636,150
Wells Fargo & Co.:
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... 200 215,596
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ....................... 2,300 2,387,722
10,598,421
Capital Markets — 0.5%
(a)(i)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% . 1,575 1,647,765
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 1,575 1,643,906
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 1,730 1,801,276
Goldman Sachs Group, Inc. (The):
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 1,445 1,552,941
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ....................... 1,250 1,275,000
7,920,888
Consumer Finance — 0.4%
(a)(i)
Ally Financial, Inc., Series B, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.87%), 4.70% .................. 2,450 2,562,700
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 1,500 1,616,250
General Motors Financial Co., Inc.:
Series A, (LIBOR USD 3 Month + 3.60%),
5.75% ....................... 700 762,832
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.00%),
5.70% ....................... 786 897,070
5,838,852
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(i)
............. 1,465 1,578,538
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(i)
............. 2,375 2,406,172
Security
Par (000)
Par (000) Value
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(i)
................ USD 1,950 $ 2,040,187
Oil, Gas & Consumable Fuels — 0.3%
(a)(i)
Energy Transfer LP:
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ....................... 400 392,960
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ....................... 2,200 2,274,250
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 918 716,040
Plains All American Pipeline LP, Series B,
(LIBOR USD 3 Month + 4.11%), 6.13% ... 464 414,700
3,797,950
Total Capital Trusts — 2.3%
(Cost: $32,983,459) ............................... 34,181,008
Shares
Shares
Preferred Stocks — 0.6%
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.82%
(a)(i)
................. 11,500 703,225
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(i)
........... 75,000 1,881,000
Petroleo Brasileiro SA (Preference) ........ 115,577 597,829
2,478,829
Technology Hardware, Storage &
Peripherals — 0.4%
Samsung Electronics Co. Ltd. (Preference) .. 101,785 6,389,645
Total Preferred Stocks — 0.6%
(Cost: $6,686,160) ............................... 9,571,699
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
3.66%, 12/21/65
(a)(b)
................ 896,000 738,080
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 3.91%, 12/21/65
(a)(b)
.......... 397,000 335,465
Total Trust Preferreds — 0.1%
(Cost: $1,257,798) ............................... 1,073,545
Total Preferred Securities — 3.0%
(Cost: $40,927,417) ............................... 44,826,252
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.1%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (LIBOR USD 1 Month + 0.00%),
3.66%, 04/25/28
(a)(b)
................ 334 326,771
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2018-K80, Class B,
4.23%, 08/25/50
(b)
............... 300 344,294

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-K732, Class B,
4.06%, 05/25/25
(b)
............... USD 200 $ 219,078
Series 2018-KHG1, Class C,
3.81%, 12/25/27
(b)
............... 1,188 1,066,434
Series 2018-SB52, Class A10F,
3.46%, 06/25/28 ................ 272 293,675
1,923,481
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2013-63, 0.76%, 09/16/51 ....... 598 16,867
Series 2017-44, 0.64%, 04/17/51 ....... 1,306 52,143
69,010
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $2,300,535) ............................... 2,319,262
Security
Shares
Shares Value
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(d)
..... 119 $ 646
Total Warrants — 0.0% .............................. 646
Total Long-Term Investments — 94.1%
(Cost: $1,360,044,714) ............................ 1,422,958,790
Short-Term Securities — 15.3%
(o)(p)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 177,890,717 177,890,717
SL Liquidity Series, LLC, Money Market Series,
0.12%
(q)
........................ 53,030,594 53,046,504
Total Short-Term Securities — 15.3%
(Cost: $230,937,221) .............................. 230,937,221
Total Investments — 109.4%
(Cost: $1,590,981,935 ) ............................ 1,653,896,011
Liabilities in Excess of Other Assets — (9.4)% ............. (142,117,313)
Net Assets — 100.0% ............................... $ 1,511,778,698
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)
All or a portion of this security is on loan.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $69,760, representing less than 0.05% of its net assets as of period end, and an original cost of $54,911.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Perpetual security with no stated maturity date.
(j)
Zero-coupon bond.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/21
Shares
Held at
07/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 133,698,436 $ 44,192,281 $ — $ — $ — $ 177,890,717 177,890,717 $ 14,135 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,078,749 51,972,942 — (5,325) 138 53,046,504 53,030,594 295,569
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 29,431,156 — — — 840,033 30,271,189 3,000,118 819,928 5,232
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 8,986,640 14,102,726 — — 306,594 23,395,960 2,360,844 590,870 7,861
iShares Core Dividend Growth
ETF .................. — 83,907,760 (73,204,191) (524,524) 1,855,367 12,034,412 232,864 180,087 —
iShares Core S&P 500 ETF .... 21,693,817 36,206,799 (37,071,711) 1,490,301 (27,920) 22,291,286 50,616 61,998 —

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2021
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/21
Shares
Held at
07/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
iShares iBoxx $ High Yield
Corporate Bond ETF ...... $ 21,646,109 $ 71,357,410 $ (41,189,704) $ 794,999 $ (308,087) 52,300,727 595,409 $ 1,251,592 $ —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(c)
..... 24,286,651 — (23,796,401) 1,022,353 (1,512,603) — — 92,023 —
$ 2,777,804 $ 1,153,522 $ 371,230,795 $ 3,306,202 $ 13,093
— $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(continued)
July 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 1,032 09/17/21 $ 50,046 $ (2,524)
MSCI Emerging Markets E-Mini Index ............................................ 539 09/17/21 34,434 (2,404,200)
S&P 500 E-Mini Index ...................................................... 618 09/17/21 135,636 1,260,653
U.S. Treasury 10 Year Note ................................................... 45 09/21/21 6,054 125,270
U.S. Treasury Ultra Bond .................................................... 30 09/21/21 5,991 488,152
U.S. Treasury 5 Year Note .................................................... 351 09/30/21 43,694 303,840
(228,809)
Short Contracts
GBP Currency ............................................................ 326 09/13/21 28,307 490,599
JPY Currency ............................................................ 18 09/13/21 2,051 7,712
U.S. Treasury 10 Year Ultra Note ............................................... 12 09/21/21 1,805 (63,207)
U.S. Treasury 2 Year Note .................................................... 5 09/30/21 1,103 86
435,190
$ 206,381
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 2,000 USD 1,592 Natwest Markets plc 10/15/21 $ 11
CAD 1,421,000 USD 1,133,104 Standard Chartered Bank 10/15/21 5,843
EUR 25,000 USD 29,576 Standard Chartered Bank 10/15/21 124
HKD 4,198,000 USD 539,859 Natwest Markets plc 10/15/21 433
JPY 26,362,000 USD 239,404 Natwest Markets plc 10/15/21 1,039
NZD 42,000 USD 29,214 Natwest Markets plc 10/15/21 35
NZD 54,000 USD 37,355 Standard Chartered Bank 10/15/21 251
USD 714,256 AUD 967,000 Standard Chartered Bank 10/15/21 4,377
USD 25,423 JPY 2,786,000 Natwest Markets plc 10/15/21 12
12,125
KRW 174,716,000 USD 151,396 Natwest Markets plc 10/15/21 (37)
NZD 851,000 USD 595,595 Standard Chartered Bank 10/15/21 (2,946)
USD 496,545 CHF 454,000 Standard Chartered Bank 10/15/21 (5,607)
USD 250,234 GBP 181,000 Standard Chartered Bank 10/15/21 (1,402)
USD 165,856 HKD 1,290,000 Standard Chartered Bank 10/15/21 (169)
(10,161)
$ 1,964
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Trust Fibra Uno ....... 1.00 % Quarterly Citibank NA 06/20/26 NR USD 152 $ (11,062) $ (16,588) $ 5,526
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 544 (39,591) (59,112) 19,521
$ (50,653) $ (75,700) $ 25,047
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $12,231 of net dividends and financing fees.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
02/08/23 $ 2,271,619 $ 15,224
(c)
$ 2,274,612 0.2%
(b)
Range: 60-95 basis points
Benchmarks: Intercontinental Exchange LIBOR USD 1 Month
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of July 31, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International Bank
Egypt SAE ............ 82,050 $ 298,532 13.1%
Shares Value
% of Basket
Value
Russia
X5 Retail Group NV, GDR ... 27,010 $ 874,420 38.5%
United Kingdom
Prudential plc ............ 58,665 1,101,660 48.4
Total Reference Entity — Long ............ 2,274,612
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 2,274,612
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ (75,700) $ 40,271 $ —

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(continued)
July 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 1,260,653 $ 498,311 $ 917,348 $ — $ 2,676,312
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 12,125 — — 12,125
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 25,047 15,224 — — — 40,271
$ — $ 25,047 $ 1,275,877 $ 510,436 $ 917,348 $ — $ 2,728,708
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 2,406,724 — 63,207 — 2,469,931
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 10,161 — — 10,161
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 75,700 — — — — 75,700
$ — $ 75,700 $ 2,406,724 $ 10,161 $ 63,207 $ — $ 2,555,792
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the year ended July 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 53,130,292 $ (673,973) $ (6,214,864) $ — $ 46,241,455
Forward foreign currency exchange contracts .... — — — 34,052 — — 34,052
Options purchased
(a)
.................... — — (300,795) — — — (300,795)
Options written ........................ — — 246,486 — — — 246,486
Swaps .............................. — (370) 72,428 — — — 72,058
$ — $ (370) $ 53,148,411 $ (639,921) $ (6,214,864) $ — $ 46,293,256
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (3,221,404) 956,486 (1,488,931) — (3,753,849)
Forward foreign currency exchange contracts .... — — — 9,629 — — 9,629
Swaps .............................. — 26,380 48,407 — — — 74,787
$ — $ 26,380 $ (3,172,997) $ 966,115 $ (1,488,931) $ — $ (3,669,433)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstan ding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 319,350,587
Average notional value of contracts — short ................................................................................. 30,701,442
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 1,526,212
Average amounts sold — in USD ........................................................................................ 1,418,943
Options:
Average value of option contracts purchased ................................................................................ —
(a)
Average value of option contracts written ................................................................................... —
(a)
Credit default swaps:
Average notional value — buy protection ................................................................................... 70,381
Average notional value — sell protection ................................................................................... 174,000
Total return swaps:
Average notional value ............................................................................................... 163,054
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 269,976 $ 1,884,359
Forward foreign currency exchange contracts ................................................................. 12,125 10,161
Swaps — OTC
(a)
.................................................................................... 40,271 75,700
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 322,372 $ 1,970,220
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(269,976) (1,884,359)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 52,396 $ 85,861
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Citibank NA .................................... $ 25,047 $ (25,047) $ — $ — $ —
JPMorgan Chase Bank NA .......................... 15,224 — — — 15,224
Natwest Markets plc .............................. 1,530 (37) — — 1,493
Standard Chartered Bank ........................... 10,595 (10,124) — — 471
$ 52,396 $ (35,208) $ — $ — $ 17,188
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Citibank NA .................................... $ 75,700 $ (25,047) $ — $ — $ 50,653
Natwest Markets plc .............................. 37 (37) — — —
Standard Chartered Bank ........................... 10,124 (10,124) — — —
$ 85,861 $ (35,208) $ — $ — $ 50,653
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(continued)
July 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 34,866,558 $ 1,515,490 $ 36,382,048
Common Stocks:
Airlines .............................................. 1,123,002 1,100,005 — 2,223,007
Automobiles .......................................... — 1,270,015 — 1,270,015
Banks ............................................... 6,312,835 10,860,867 — 17,173,702
Beverages ........................................... — 3,581,097 — 3,581,097
Biotechnology ......................................... 2,343,678 — — 2,343,678
Capital Markets ........................................ 3,138,074 — — 3,138,074
Chemicals ............................................ 1,755,125 — — 1,755,125
Consumer Finance ...................................... 3,510,637 1,690,381 — 5,201,018
Diversified Telecommunication Services ........................ 2,503,517 7,131,332 — 9,634,849
Electric Utilities ........................................ 10,630,520 336,247 — 10,966,767
Electrical Equipment ..................................... — 2,067,973 — 2,067,973
Electronic Equipment, Instruments & Components ................. 1,361,886 2,726,000 — 4,087,886
Energy Equipment & Services .............................. 740,299 — — 740,299
Entertainment ......................................... — 1,312,520 — 1,312,520
Equity Real Estate Investment Trusts (REITs) .................... 64,010,101 18,896,835 — 82,906,936
Food & Staples Retailing .................................. 2,359,431 484,087 — 2,843,518
Food Products ......................................... — 2,689,905 — 2,689,905
Gas Utilities ........................................... 297,446 5,118,840 — 5,416,286
Health Care Equipment & Supplies ........................... 1,318,747 623,652 — 1,942,399
Health Care Providers & Services ............................ 4,001,773 — — 4,001,773
Hotels, Restaurants & Leisure .............................. 1,952,082 1,065,166 — 3,017,248
Household Durables ..................................... — 1,612,474 — 1,612,474
Household Products ..................................... — 2,180,546 — 2,180,546
Independent Power and Renewable Electricity Producers ............ — 272,488 — 272,488
Insurance ............................................ 4,136,965 2,498,336 — 6,635,301
Interactive Media & Services ............................... — 4,278,241 — 4,278,241
IT Services ........................................... 8,670,510 4,892,371 — 13,562,881
Leisure Products ....................................... 1,837,154 — — 1,837,154
Life Sciences Tools & Services .............................. — 1,237,199 — 1,237,199
Machinery ............................................ 1,438,263 1,289,802 — 2,728,065
Media ............................................... 1,771,430 — — 1,771,430
Metals & Mining ........................................ — 3,356,259 — 3,356,259
Multiline Retail ......................................... 1,112,676 — — 1,112,676
Multi-Utilities .......................................... 8,673,935 1,381,987 — 10,055,922
Oil, Gas & Consumable Fuels ............................... 6,043,819 6,121,560 — 12,165,379
Paper & Forest Products .................................. 1,219,822 — — 1,219,822
Personal Products ...................................... 1,353,347 2,132,284 — 3,485,631
Pharmaceuticals ....................................... 2,470,061 7,189,214 — 9,659,275
Professional Services .................................... — 3,224,265 — 3,224,265
Real Estate Management & Development ....................... 996,098 14,285,547 — 15,281,645
Road & Rail ........................................... 2,998,517 779,176 — 3,777,693
Semiconductors & Semiconductor Equipment .................... 2,665,821 13,502,906 — 16,168,727
Software ............................................. 5,147,094 919,137 — 6,066,231
Specialty Retail ........................................ — 1,779,322 — 1,779,322
Technology Hardware, Storage & Peripherals .................... — 1,352,285 — 1,352,285
Textiles, Apparel & Luxury Goods ............................ — 4,371,149 — 4,371,149
Thrifts & Mortgage Finance ................................ — 1,530,203 — 1,530,203
Tobacco ............................................. 1,349,113 — — 1,349,113
Trading Companies & Distributors ............................ — 3,686,668 — 3,686,668
Transportation Infrastructure ............................... 1,423,644 12,545,885 — 13,969,529
Water Utilities ......................................... 707,658 546,689 — 1,254,347
Corporate Bonds ........................................ — 383,291,974 — 383,291,974
Equity-Linked Notes ...................................... — 322,842,203 — 322,842,203

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2021
Level 1 Level 2 Level 3 Total
Floating Rate Loan Interests:
Aerospace & Defense .................................... $ — $ 2,490,685 $ — $ 2,490,685
Air Freight & Logistics .................................... — 63,940 — 63,940
Airlines .............................................. — 2,179,865 — 2,179,865
Auto Components ...................................... — 1,450,956 — 1,450,956
Automobiles .......................................... — 608,504 — 608,504
Building Products ....................................... — 1,717,937 — 1,717,937
Capital Markets ........................................ — 1,442,884 120,325 1,563,209
Chemicals ............................................ — 3,003,678 122,001 3,125,679
Commercial Services & Supplies ............................. — 3,736,385 189,623 3,926,008
Construction & Engineering ................................ — 1,337,971 20,825 1,358,796
Construction Materials .................................... — 404,261 90,047 494,308
Containers & Packaging .................................. — 2,412,869 182,578 2,595,447
Distributors ........................................... — 78,630 — 78,630
Diversified Consumer Services .............................. — 2,659,153 412,932 3,072,085
Diversified Financial Services ............................... — 8,235,629 1,768,033 10,003,662
Diversified Telecommunication Services ........................ — 3,935,845 — 3,935,845
Electric Utilities ........................................ — 197,626 — 197,626
Electrical Equipment ..................................... — 204,233 — 204,233
Entertainment ......................................... — 1,572,761 — 1,572,761
Equity Real Estate Investment Trusts (REITs) .................... — 73,964 — 73,964
Food & Staples Retailing .................................. — 1,014,064 — 1,014,064
Food Products ......................................... — 3,259,150 — 3,259,150
Health Care Equipment & Supplies ........................... — 233,273 — 233,273
Health Care Providers & Services ............................ — 2,831,853 236,332 3,068,185
Health Care Technology .................................. — 1,377,910 — 1,377,910
Hotels, Restaurants & Leisure .............................. — 4,696,072 185,175 4,881,247
Household Durables ..................................... — 642,149 — 642,149
Household Products ..................................... — 206,534 — 206,534
Independent Power and Renewable Electricity Producers ............ — 285,999 — 285,999
Industrial Conglomerates .................................. — 654,370 — 654,370
Insurance ............................................ — 3,527,694 — 3,527,694
Interactive Media & Services ............................... — 1,479,678 — 1,479,678
Internet & Direct Marketing Retail ............................ — 509,443 38,708 548,151
IT Services ........................................... — 4,425,803 — 4,425,803
Life Sciences Tools & Services .............................. — 2,479,442 — 2,479,442
Machinery ............................................ — 3,089,464 51,740 3,141,204
Media ............................................... — 5,214,367 622,870 5,837,237
Metals & Mining ........................................ — 1,074,485 — 1,074,485
Oil, Gas & Consumable Fuels ............................... — 925,136 — 925,136
Personal Products ...................................... — 1,334,042 — 1,334,042
Pharmaceuticals ....................................... — 1,611,396 — 1,611,396
Professional Services .................................... — 1,530,054 — 1,530,054
Real Estate Management & Development ....................... — 5,966 — 5,966
Road & Rail ........................................... — 733,994 — 733,994
Software ............................................. — 12,686,910 — 12,686,910
Specialty Retail ........................................ — 2,268,826 — 2,268,826
Technology Hardware, Storage & Peripherals .................... — 235,866 — 235,866
Trading Companies & Distributors ............................ — 1,254,550 375,558 1,630,108
Transportation Infrastructure ............................... — 315,425 35,481 350,906
Wireless Telecommunication Services ......................... — 786,239 — 786,239
Foreign Agency Obligations ................................. — 5,831,165 — 5,831,165
Foreign Government Obligations .............................. — 23,457,555 — 23,457,555
Investment Companies .................................... 110,889,288 — — 110,889,288
Non-Agency Mortgage-Backed Securities ........................ — 35,982,755 4,618,300 40,601,055
Preferred Securities:
Banks ............................................... — 10,598,421 — 10,598,421
Capital Markets ........................................ — 7,920,888 — 7,920,888
Commercial Services & Supplies ............................. — 738,080 — 738,080
Consumer Finance ...................................... 703,225 6,174,317 — 6,877,542
Diversified Financial Services ............................... — 1,578,538 — 1,578,538
Electric Utilities ........................................ — 2,406,172 — 2,406,172
Insurance ............................................ — 2,040,187 — 2,040,187
Oil, Gas & Consumable Fuels ............................... 2,478,829 3,797,950 — 6,276,779
Technology Hardware, Storage & Peripherals .................... — 6,389,645 — 6,389,645
U.S. Government Sponsored Agency Securities .................... — 2,319,262 — 2,319,262

2021
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(continued)
July 31, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Warrants .............................................. $ 646 $ — $ — $ 646
Short-Term Securities ....................................... 177,890,717 — — 177,890,717
$ 453,337,785 $ 1,106,654,515 $ 10,586,018 $ 1,570,578,318
Investments valued at NAV
(a)
...................................... 83,317,693
$ —
$ 1,653,896,011
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 25,047 $ — $ 25,047
Equity contracts ........................................... 1,260,653 15,224 — 1,275,877
Foreign currency exchange contracts ............................ 498,311 12,125 — 510,436
Interest rate contracts ....................................... 917,348 — — 917,348
Liabilities:
Equity contracts ........................................... (2,406,724) — — (2,406,724)
Foreign currency exchange contracts ............................ — (10,161) — (10,161)
Interest rate contracts ....................................... (63,207) — — (63,207)
$ 206,381 $ 42,235 $ — $ 248,616
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
July 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 7.6%
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (LIBOR USD 1 Month + 1.58%),
1.66%, 01/25/35
(a)
................. USD 1,069 $ 1,063,362
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.28%,
01/15/33
(a)(b)
..................... 2,000 1,999,998
AIG CLO LLC
(a)(b)
:
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/15/34 .... 3,000 3,003,580
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.13%, 04/15/34 .... 3,100 3,099,970
AIG CLO Ltd.
(a)(b)
:
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 04/20/32 .... 1,500 1,503,069
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 04/20/32 .... 1,000 1,000,322
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.36%), 1.49%, 10/25/32 .... 11,500 11,522,974
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 0.00%, 07/20/34 .... 14,000 14,000,000
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 0.00%, 07/20/34 .... 5,000 5,000,000
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 0.00%, 07/20/34 .... 1,500 1,500,000
AIMCO CDO, Series 2021-15A, Class C,
(LIBOR USD 3 Month + 1.95%), 0.00%,
10/17/34
(a)(b)
..................... 1,500 1,500,000
AIMCO CLO, Series 2015-AA, Class BR,
(LIBOR USD 3 Month + 1.30%), 1.43%,
01/15/28
(a)(b)
..................... 1,500 1,501,122
AIMCO CLO 10 Ltd.
(a)(b)
:
Series 2019-10A, Class CR, (LIBOR USD 3
Month + 1.90%), 0.00%, 07/22/32 .... 7,500 7,500,000
Series 2019-10A, Class DR, (LIBOR USD 3
Month + 2.90%), 0.00%, 07/22/32 .... 3,500 3,500,000
AIMCO CLO 11 Ltd.
(a)(b)
:
Series 2020-11A, Class B1, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/15/31 .... 2,000 2,000,682
Series 2020-11A, Class C, (LIBOR USD 3
Month + 2.40%), 2.53%, 10/15/31 .... 2,000 2,002,073
AIMCO CLO 12 Ltd., Series 2020-12A, Class
B, (LIBOR USD 3 Month + 1.55%), 1.68%,
01/17/32
(a)(b)
..................... 8,240 8,241,676
Ajax Mortgage Loan Trust
(b)
:
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
325 299,063
Series 2018-F, Class C, 0.00%, 11/25/58
(c)
. 138 86,015
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
4,645 4,640,310
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
816 615,702
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
2,082 2,047,715
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
2,401 2,433,734
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(c)
420 317,100
Series 2019-B, Class C, 0.00%, 01/25/59
(c)
1,071 919,530
Allegany Park CLO Ltd., Series 2019-1A, Class
A, (LIBOR USD 3 Month + 1.33%), 1.46%,
01/20/33
(a)(b)
..................... 4,000 4,004,091
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.28%,
10/21/28
(a)(b)
..................... 1,300 1,300,086
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 1.63%,
01/17/31
(a)(b)
..................... 1,000 994,570
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.78%,
06/13/31
(a)(b)
..................... 1,000 997,404
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
1.52%, 01/19/33
(a)(b)
................ USD 2,000 $ 2,005,428
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 1.98%, 10/15/29
(a)(b)
3,500 3,501,432
ALM VII R-2 Ltd., Series 2013-7R2A, Class
BR2, (LIBOR USD 3 Month + 2.20%),
2.33%, 10/15/27
(a)(b)
................ 600 600,000
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.43%,
11/02/30
(a)(b)
..................... 1,750 1,750,657
AMSR Trust
(b)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 10,484,902
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... 19,850 20,286,093
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,645,657
Anchorage Capital CLO 3-R Ltd.
(a)(b)
:
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 1.63%, 01/28/31 .... 3,400 3,396,855
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.98%, 01/28/31 .... 1,250 1,243,797
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.98%, 01/28/31 .... 600 598,523
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.73%, 01/28/31 .... 2,250 2,193,478
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 1.98%, 01/15/30
(a)(b)
.......... 1,850 1,838,946
Anchorage Capital CLO 8 Ltd.
(a)(b)
:
Series 2016-8A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.73%, 07/28/28 .... 1,400 1,398,902
Series 2016-8A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.13%, 07/28/28 .... 4,000 4,004,724
Anchorage Capital CLO Ltd.
(a)(b)
:
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 1.33%, 10/15/31 .... 7,650 7,650,382
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 1.88%, 10/15/31 .... 3,000 2,999,992
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 3.28%, 10/15/31 .... 1,500 1,499,986
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class ER, (EURIBOR 3 Month + 6.45%),
6.45%, 04/15/34
(a)
................. EUR 499 588,649
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)
................. 300 350,087
Antares CLO Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.53%), 1.66%,
01/20/30
(a)(b)
..................... USD 5,000 5,000,000
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.21%,
04/15/31
(a)(b)
..................... 2,400 2,399,944
Apidos CLO XV
(a)(b)
:
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 1.98%, 04/20/31 ... 7,000 6,981,095
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 2.83%, 04/20/31 ... 2,000 1,965,552
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 2.08%,
07/16/31
(a)(b)
..................... 1,750 1,749,995
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.08%,
04/20/31
(a)(b)
..................... 1,000 1,000,054

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXIX
(a)(b)
:
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.68%, 07/25/30 .... USD 1,000 $ 1,000,024
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 2.03%, 07/25/30 .... 1,000 997,007
Apidos CLO XXV, Series 2016-25A, Class A1R,
(LIBOR USD 3 Month + 1.17%), 1.30%,
10/20/31
(a)(b)
..................... 4,500 4,499,139
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.53%,
01/20/33
(a)(b)
..................... 1,000 1,001,859
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)
................. EUR 219 247,122
Ares L CLO Ltd., Series 2018-50A, Class BR,
(LIBOR USD 3 Month + 1.60%), 1.73%,
01/15/32
(a)(b)
..................... USD 6,000 5,982,671
Ares LIII CLO Ltd.
(a)(b)
:
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.78%, 04/24/31 .... 4,500 4,500,429
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.88%, 04/24/31 .... 3,000 3,004,253
Ares XL CLO Ltd., Series 2016-40A, Class CR,
(LIBOR USD 3 Month + 3.40%), 3.53%,
01/15/29
(a)(b)
..................... 1,000 1,000,297
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
............ 4,500 3,202,344
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 1.93%,
07/20/30
(a)(b)
..................... 1,000 992,676
Ares XXVII CLO Ltd., Series 2013-2A, Class
CR, (LIBOR USD 3 Month + 2.40%), 2.53%,
07/28/29
(a)(b)
..................... 1,000 1,000,069
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.45%, 05/24/30
(a)(b)
................ 1,000 997,603
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.23%,
04/17/33
(a)(b)
..................... 7,250 7,224,221
Ares XXXVII CLO Ltd.
(a)(b)
:
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 1.30%, 10/15/30 .... 3,000 2,999,157
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 1.63%, 10/15/30 .... 1,500 1,496,334
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/15/30 .... 1,017 1,010,071
Ares XXXVR CLO Ltd.
(a)(b)
:
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 1.53%, 07/15/30 .... 1,500 1,500,709
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 2.03%, 07/15/30 .... 1,000 997,112
Assurant CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.38%, 10/20/29 .... 4,000 4,002,300
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 10/20/29 .... 3,000 3,005,957
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.10%), 2.23%, 10/20/29 .... 1,250 1,248,078
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (LIBOR USD 3 Month +
1.55%), 1.69%, 11/27/31
(a)(b)
.......... 5,500 5,505,285
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 1.23%, 07/26/31
(a)(b)
.......... 2,000 2,000,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.31%, 10/24/31
(a)(b)
.......... USD 1,700 $ 1,700,167
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
..................... 11,500 322,000
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.08%, 08/23/30
(a)(b)
1,000 997,111
Atrium XV
(a)(b)
:
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 1.89%, 01/23/31 ......... 1,000 1,000,044
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 3.14%, 01/23/31 ......... 500 499,901
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(a)
...................... EUR 200 234,323
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)
...................... 670 768,112
Ballyrock CLO Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.55%), 2.68%, 10/20/31 .... USD 1,000 1,002,270
Series 2020-2A, Class C, (LIBOR USD 3
Month + 3.77%), 3.90%, 10/20/31 .... 1,000 1,001,441
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 2.23%,
03/09/34
(a)(b)
..................... 1,000 996,135
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (LIBOR USD 3 Month + 2.05%),
2.18%, 01/25/35
(a)(b)
................ 2,000 1,999,204
Battalion CLO XIV Ltd., Series 2019-14A, Class
D, (LIBOR USD 3 Month + 3.95%), 4.08%,
04/20/32
(a)(b)
..................... 2,500 2,507,972
Battalion CLO XIX Ltd.
(a)(b)
:
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/15/34 .... 3,000 3,003,604
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 3.38%, 04/15/34 .... 3,000 2,999,970
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)(c)
..................... EUR 200 234,877
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 1.33%, 01/25/35 .... USD 815 817,382
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.17%), 0.43%, 09/25/36 .... 762 749,468
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.25%, 01/25/37 ... 1,008 991,609
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 2,863 2,746,815
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 4,134 3,927,950
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 0.23%, 04/25/37 .... 5,134 6,276,785
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.81%, 04/25/34
(a)
..... 2,757 2,780,147
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3 Month
+ 1.10%), 1.23%, 01/20/31
(a)(b)
......... 1,500 1,500,066
Benefit Street Partners CLO XIX Ltd.
(a)(b)
:
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 1.48%, 01/15/33 .... 7,000 7,009,090
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 2.13%, 01/15/33 .... 4,250 4,257,141

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XV Ltd.
(a)(b)
:
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.28%, 07/18/31 .... USD 2,200 $ 2,200,345
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 1.83%, 07/18/31 .... 1,000 1,000,107
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)
...................... EUR 550 636,012
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.43%,
08/20/35
(a)
...................... 700 822,071
Birch Grove CLO Ltd., Series 19A, Class CR,
(LIBOR USD 3 Month + 2.20%), 2.33%,
06/15/31
(a)(b)
..................... USD 2,000 1,989,020
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(c)
................ EUR 300 350,334
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.32%, 10/22/30
(a)(b)
................ USD 980 980,875
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
0.00%, 02/25/34
(a)
................. EUR 700 822,071
Buckhorn Park CLO Ltd.
(a)(b)
:
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 1.76%, 07/18/34 .... USD 9,000 9,000,000
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.55%), 2.68%, 01/18/31 .... 1,250 1,251,564
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.11%, 07/18/34 .... 2,500 2,500,000
Canyon Capital CLO Ltd., Series 2016-2A,
Class BR, (LIBOR USD 3 Month + 1.75%),
1.88%, 10/15/31
(a)(b)
................ 1,250 1,247,894
Canyon CLO Ltd.
(a)(b)
:
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.20%, 07/15/34 .... 1,000 995,918
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.30%, 07/15/34 .... 1,000 999,957
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 2.63%, 01/15/34 .... 1,000 1,003,530
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)
...................... EUR 300 345,596
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 1.98%,
04/30/31
(a)(b)
..................... USD 1,000 991,931
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 0.34%, 04/25/36
(a)
........... 2,876 2,563,135
CarVal CLO IV Ltd.
(a)(b)(c)
:
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.89%, 07/20/34 .... 6,500 6,499,350
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.25%), 3.39%, 07/20/34 .... 5,000 5,000,000
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.83%,
04/20/29
(a)(b)
..................... 1,000 1,000,236
CBAM Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.38%, 07/20/30 .... 1,000 1,000,019
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 1.56%, 01/20/34 .... 4,000 4,014,061
C-BASS Mortgage Loan Trust, Series 2007-
CB3, Class A1, 5.77%, 03/25/37
(d)
...... 6,202 3,089,498
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (LIBOR USD 3 Month + 1.65%),
1.79%, 07/23/34
(a)(b)(c)
............... USD 5,000 $ 5,000,000
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 3,950 2,379,622
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.23%, 07/17/31
(a)(b)
................ 1,750 1,751,662
Cedar Funding X CLO Ltd.
(a)(b)
:
Series 2019-10A, Class A, (LIBOR USD 3
Month + 1.34%), 1.47%, 10/20/32 .... 12,500 12,524,279
Series 2019-10A, Class D, (LIBOR USD 3
Month + 3.85%), 3.98%, 10/20/32 .... 2,000 2,004,386
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)
................. EUR 200 232,012
CIFC Funding Ltd.
(a)(b)
:
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.43%, 04/27/31 ... USD 1,700 1,700,265
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 2.03%, 04/24/30 .... 500 499,999
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 2.49%, 10/22/31 .... 1,000 1,000,003
Series 2014-4RA, Class A2, (LIBOR USD 3
Month + 1.65%), 1.78%, 10/17/30 .... 1,000 999,996
Series 2014-4RA, Class B, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/17/30 .... 400 400,181
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 3.20%), 3.33%, 10/17/30 .... 1,750 1,747,785
Series 2015-2A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.18%, 04/15/30 .... 2,000 2,000,400
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.35%, 07/20/30 .... 3,500 3,500,566
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 1.98%, 11/16/30 .... 500 500,249
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 1.53%, 04/18/31 .... 1,000 995,056
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.28%, 10/17/31 .... 2,700 2,699,995
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.23%, 10/17/31 .... 2,000 2,000,450
Series 2019-5A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.47%, 10/15/32 .... 12,500 12,505,220
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.46%, 01/16/33 .... 8,500 8,507,362
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 4.08%, 01/16/33 .... 1,150 1,155,716
Series 2020-1A, Class B, (LIBOR USD 3
Month + 2.30%), 2.43%, 07/15/32 .... 7,500 7,510,698
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.90%), 4.03%, 10/20/31 .... 1,500 1,503,437
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 1.93%, 04/25/33 .... 9,000 8,941,038
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.00%), 3.15%, 07/15/36 .... 1,500 1,502,744
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 0.55%, 08/25/36
(a)
..... 2,779 2,708,495
Clear Creek CLO
(a)(b)
:
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.33%, 10/20/30 .... 7,000 7,007,516
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.73%, 10/20/30 .... 3,000 3,005,848
Conseco Finance Corp.
(a)
:
Series 1996-5, Class M1, 8.05%, 07/15/27 . 679 684,041
Series 1997-7, Class M1, 7.03%, 07/15/28 . 2,737 2,798,496

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 0.00%,
01/24/34
(a)
...................... EUR 472 $ 554,311
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.43%, 07/25/37
(a)(b)
USD 1,514 1,215,258
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)
................. EUR 100 114,305
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.31%,
10/20/30
(a)(b)
..................... USD 1,000 1,001,045
Dewolf Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.21%), 1.34%,
10/15/30
(a)(b)
..................... 3,000 3,000,428
Dryden 33 Senior Loan Fund, Series 2014-33A,
Class DR3, (LIBOR USD 3 Month + 3.65%),
3.78%, 04/15/29
(a)(b)
................ 2,200 2,200,990
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.18%, 07/18/30
(a)(b)
................ 2,000 2,002,089
Dryden 50 Senior Loan Fund
(a)(b)
:
Series 2017-50A, Class C, (LIBOR USD 3
Month + 2.25%), 2.38%, 07/15/30 .... 1,000 1,000,666
Series 2017-50A, Class SUB, 0.00%,
07/15/30 ..................... 4,000 2,455,532
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (LIBOR USD 3 Month + 1.75%), 1.88%,
01/17/32
(a)(b)
..................... 8,000 7,950,463
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.88%,
01/16/32
(a)(b)
..................... 1,000 1,001,169
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.18%, 04/15/28
(a)(b)
................ 5,250 5,254,853
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 1.98%, 04/15/29
(a)(b)
.......... 6,000 5,992,982
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 3.31%, 08/15/30
(a)(b)
.......... 1,500 1,500,530
Eaton Vance CLO Ltd.
(a)(b)
:
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 2.28%, 01/15/34 .... 3,500 3,492,403
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 1.23%, 04/15/31 .... 2,500 2,499,327
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.18%,
10/25/30
(a)(b)
..................... 3,000 2,984,684
Elmwood CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 1.58%, 10/20/33 .... 2,500 2,508,071
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 4.53%, 10/20/33 .... 1,000 1,018,218
Elmwood CLO III Ltd., Series 2019-3A, Class
A1, (LIBOR USD 3 Month + 1.37%), 1.50%,
10/15/32
(a)(b)
..................... 13,000 13,010,355
Elmwood CLO IV Ltd.
(a)(b)
:
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 04/15/33 .... 1,250 1,250,921
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 3.28%, 04/15/33 .... 2,000 2,003,565
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (LIBOR USD 3 Month + 1.90%), 2.03%,
07/20/34
(a)(b)
..................... 1,500 1,500,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.22%,
10/20/34
(a)(b)
..................... USD 2,000 $ 2,000,000
Elmwood CLO VI Ltd.
(a)(b)(c)
:
Series 2020-3A, Class A, (LIBOR USD 3
Month + 1.32%), 1.45%, 10/15/31 .... 2,500 2,504,765
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.65%), 3.78%, 10/15/31 .... 1,000 1,003,405
First Franklin Mortgage Loan Trust
(a)
:
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.59%, 06/25/36 .... 1,450 1,345,775
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.33%, 10/25/36 .... 3,676 2,898,678
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.41%, 10/25/36 ... 2,286 1,850,220
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.24%, 12/25/36 .... 3,190 3,001,984
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 0.64%, 01/25/36 ... 7,866 7,755,227
Flatiron CLO 17 Ltd.
(a)(b)
:
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 0.98%), 1.14%, 05/15/30 .... 3,000 3,001,435
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.06%, 05/15/30 .... 1,000 1,000,499
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.32%), 1.48%, 11/16/32 .... 3,000 3,002,928
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.86%, 11/16/32 .... 1,500 1,506,999
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.06%, 11/16/32 .... 3,500 3,510,560
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 3.95%,
11/20/33
(a)(b)
..................... 1,000 1,011,549
Flatiron CLO 21 Ltd.
(a)(b)(c)
:
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.00%, 07/19/34 .... 2,000 2,000,000
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 3.05%, 07/19/34 .... 2,500 2,500,000
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
2.73%, 04/20/31
(a)(b)
................ 1,800 1,784,601
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 1.83%,
01/15/31
(a)(b)
..................... 500 495,844
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (LIBOR USD 3 Month + 1.02%), 1.18%,
05/16/31
(a)(b)
..................... 3,000 3,000,352
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.32%,
10/15/30
(a)(b)
..................... 2,250 2,250,343
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 1.43%, 04/20/30
(a)(b)
.... 2,000 1,997,182
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/24/31
(a)(b)
.... 1,000 1,000,009
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class A, (LIBOR USD 3
Month + 1.30%), 1.43%, 10/20/32
(a)(b)
.... 7,000 7,014,043
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 1.73%, 10/29/29
(a)(b)
......... 900 900,076
GoldenTree Loan Opportunities X Ltd.
(a)(b)
:
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 1.25%, 07/20/31 .... 3,300 3,302,124

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-10A, Class C1R, (LIBOR USD 3
Month + 2.10%), 2.23%, 07/20/31 .... USD 1,000 $ 998,503
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 1.93%, 07/20/34
(a)(b)
.......... 4,000 3,999,885
Greene King Finance plc
(a)
:
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.88%, 12/15/34 ................ GBP 100 115,722
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.16%, 03/15/36 ................ 100 112,658
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 6,002 5,233,655
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (LIBOR USD 3 Month + 2.30%),
2.43%, 04/15/34
(a)(b)
................ 1,500 1,501,719
Greywolf CLO III Ltd.
(a)(b)
:
Series 2020-3RA, Class BR, (LIBOR USD 3
Month + 2.45%), 2.59%, 04/15/33 .... 3,000 3,005,304
Series 2020-3RA, Class CR, (LIBOR USD 3
Month + 3.35%), 3.49%, 04/15/33 .... 1,000 1,002,132
Greywolf CLO VI Ltd., Series 2018-1A, Class
C, (LIBOR USD 3 Month + 2.95%), 3.08%,
04/26/31
(a)(b)
..................... 1,000 997,965
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 2.43%,
01/20/30
(a)(b)
..................... 1,000 1,000,697
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.79%, 12/25/35
(a)
... 1,025 451,274
Series 2006-4, Class 1A1, 2.95%,
03/25/36
(a)
.................... 3,262 2,587,372
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.45%, 03/25/36
(a)
... 4,007 1,778,383
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
.................... 3,602 1,354,022
GSAMP Trust
(a)
:
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 11/25/36 .... 7,574 4,587,983
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.24%), 0.33%, 08/25/36 .... 1,773 1,598,519
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.23%, 07/28/31
(a)(b)
................ 1,000 998,580
Gulf Stream Meridian 1 Ltd.
(a)(b)
:
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.50%, 04/15/33 .... 7,500 7,514,042
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/15/33 .... 2,000 2,004,293
HalseyPoint CLO 2 Ltd., Series 2020-2A, Class
A1, (LIBOR USD 3 Month + 1.86%), 1.99%,
07/20/31
(a)(b)
..................... 1,600 1,606,972
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
1.58%, 11/30/32
(a)(b)
................ 4,000 4,013,470
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 2.30%,
04/20/34
(a)(b)(c)
.................... 1,750 1,750,000
HalseyPoint CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 1.48%, 01/20/33 .... 5,000 5,009,821
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 2.33%, 01/20/33 .... 2,500 2,506,884
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)
...................... EUR 235 261,213
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32
(a)
...................... EUR 118 $ 134,115
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(c)
..................... 300 351,907
Highbridge Loan Management Ltd., Series 12A-
18, Class B, (LIBOR USD 3 Month + 1.85%),
1.98%, 07/18/31
(a)(b)
................ USD 1,000 998,484
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
2.08%, 07/20/30
(a)(b)
................ 1,000 997,030
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(a)
...................... EUR 300 350,895
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)
...................... 259 303,626
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)
...................... 200 232,564
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
1.19%, 01/17/38
(a)(b)
................ USD 2,838 2,845,151
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 0.89%, 07/25/36
(a)
.......... 2,975 2,937,388
Kayne CLO 5 Ltd.
(a)(b)
:
Series 2019-5A, Class B1, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/24/32 .... 3,000 3,002,724
Series 2019-5A, Class D, (LIBOR USD 3
Month + 3.80%), 3.93%, 07/24/32 .... 1,300 1,300,830
Kayne CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 1.53%,
01/15/34
(a)(b)
..................... 1,250 1,253,976
Kayne CLO II Ltd.
(a)(b)(c)
:
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 1.21%, 10/15/31 .... 5,375 5,379,300
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.63%, 10/15/31 .... 5,000 4,995,000
Kayne CLO III Ltd.
(a)(b)
:
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 1.61%, 04/15/32 .... 15,500 15,556,848
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.55%), 1.68%, 04/15/32
(c)
... 4,000 4,002,000
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 1.78%, 07/20/30
(a)(b)
350 349,999
Long Beach Mortgage Loan Trust
(a)
:
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 0.61%, 08/25/45 .... 2,184 2,172,263
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 0.39%, 05/25/36 .... 25,429 17,209,561
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.30%), 0.39%, 07/25/36 .... 6,405 3,334,372
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.24%, 08/25/36 .... 7,501 4,725,238
Series 2006-10, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.25%, 11/25/36 .... 4,134 1,791,546
Series 2006-10, Class 2A4, (LIBOR USD 1
Month + 0.22%), 0.31%, 11/25/36 .... 3,966 1,741,266
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 0.69%, 01/25/36 ... 1,774 1,685,650
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.73%,
01/15/33
(a)(b)
..................... 2,250 2,258,838

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.32%, 10/21/30
(a)(b)
.......... USD 12,250 $ 12,263,790
Madison Park Funding XX Ltd., Series 2016-
20A, Class DR, (LIBOR USD 3 Month +
3.00%), 3.13%, 07/27/30
(a)(b)
.......... 1,315 1,307,172
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.33%, 07/29/30
(a)(b)
.......... 3,500 3,504,891
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.73%, 04/20/30
(a)(b)
.......... 1,000 978,037
Madison Park Funding XXXI Ltd.
(a)(b)
:
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 2.29%, 01/23/31 .... 600 600,039
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 3.14%, 01/23/31 .... 750 750,043
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.63%, 12/18/30
(a)(b)
................ 1,500 1,485,567
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)
...................... EUR 100 115,953
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 0.61%, 06/25/36
(a)(b)
......... USD 2,492 2,310,424
Milos CLO Ltd., Series 2017-1A, Class BR,
(LIBOR USD 3 Month + 1.55%), 1.68%,
10/20/30
(a)(b)
..................... 5,862 5,852,366
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 5.92%, 09/25/46
(d)
.. 654 244,877
Neuberger Berman CLO XVIII Ltd.
(a)(b)
:
Series 2014-18A, Class BR2, (LIBOR USD 3
Month + 2.15%), 2.28%, 10/21/30 .... 1,500 1,500,188
Series 2014-18A, Class CR2, (LIBOR USD 3
Month + 3.00%), 3.13%, 10/21/30 .... 1,250 1,243,794
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 3.43%, 04/20/34
(a)(b)
.......... 1,000 1,006,784
Neuberger Berman CLO XXII Ltd.
(a)(b)
:
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.78%, 10/17/30 .... 800 800,022
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/17/30 .... 1,000 1,000,143
Neuberger Berman CLO XXIII Ltd.
(a)(b)
:
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.28%, 10/17/27 .... 4,400 4,400,500
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.03%, 10/17/27 .... 1,100 1,098,365
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
:
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.30%, 10/18/30 .... 14,850 14,852,299
Series 2017-26A, Class B, (LIBOR USD 3
Month + 1.50%), 1.63%, 10/18/30 .... 1,500 1,496,675
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 3.23%, 10/19/31
(a)(b)
.... 500 499,882
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class C1, (LIBOR USD 3
Month + 2.60%), 2.73%, 01/20/33
(a)(b)
.... 665 666,740
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 1.93%, 07/20/31
(a)(b)(c)
... 1,563 1,564,063
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 1.88%, 04/16/33
(a)(b)
.... USD 1,000 $ 993,752
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 2.73%, 01/15/30
(a)(b)
.... 1,000 984,391
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)
..... EUR 188 212,989
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.23%, 12/21/29
(a)(b)
................ USD 4,750 4,748,919
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)
........... EUR 100 115,406
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)(c)
.......... 200 231,152
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)
................. 200 231,887
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
USD 713 747,879
Series 1999-C, Class A2, 7.48%, 08/15/27 . 3,448 3,251,464
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
371 261,854
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
36 37,980
OCP CLO Ltd.
(a)(b)
:
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.03%, 04/26/31 .... 3,100 3,038,972
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 1.39%, 10/17/30 .... 10,800 10,801,698
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 1.85%, 10/17/30 .... 7,500 7,500,639
Series 2015-9A, Class CR, (LIBOR USD 3
Month + 2.70%), 2.83%, 07/15/27 .... 2,000 1,999,437
Series 2015-10A, Class CR, (LIBOR USD 3
Month + 2.60%), 2.73%, 10/26/27 .... 1,000 999,998
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 1.40%, 10/26/30 ... 1,000 1,000,210
Series 2016-12A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.13%, 10/18/28 .... 1,000 999,993
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 1.83%, 07/20/31 .... 1,000 1,000,075
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 1.97%, 04/10/33 .... 2,500 2,492,412
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/20/32 .... 3,000 2,981,400
Series 2019-17A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 07/20/32 .... 1,500 1,499,990
Series 2020-19A, Class A1, (LIBOR USD 3
Month + 1.75%), 1.88%, 07/20/31 .... 1,000 1,000,535
OCP Euro CLO DAC
(a)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... EUR 298 342,176
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 200 229,078
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 .... 400 461,130
Octagon Investment Partners 26 Ltd.
(a)
:
Series 2016-1, Class AR, 2.98%, 07/15/30 . USD 1,250 1,241,038
Series 2016-1, Class AR, 1.93%, 04/20/31 . 2,250 2,240,889
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.73%, 07/15/30
(b)
... 6,000 6,001,338
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 2.23%, 07/15/30
(a)(b)
.......... 1,500 1,499,993

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.38%, 10/24/30
(a)(b)
......... USD 4,000 $ 4,000,080
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.23%, 01/24/33
(a)(b)
.......... 1,532 1,533,662
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 1.53%, 01/20/30
(a)(b)
.......... 2,000 1,990,138
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 2.73%, 01/20/31
(a)(b)
.......... 1,000 984,679
Octagon Loan Funding Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 1.34%, 11/18/31 .... 13,212 13,213,567
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 1.86%, 11/18/31 .... 1,500 1,497,388
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 2.36%, 11/18/31 .... 1,000 997,700
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.20%),
2.33%, 04/21/34
(a)(b)
................ 1,500 1,505,353
OHA Credit Funding 4 Ltd.
(a)(b)
:
Series 2019-4A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.51%, 10/22/32 .... 11,500 11,519,719
Series 2019-4A, Class C, (LIBOR USD 3
Month + 2.65%), 2.83%, 10/22/32 .... 2,000 2,004,276
Series 2019-4A, Class D, (LIBOR USD 3
Month + 3.75%), 3.93%, 10/22/32 .... 2,000 2,003,951
OHA Credit Funding 6 Ltd, Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
3.28%, 07/20/34
(a)(b)(c)
............... 1,000 1,000,000
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class C, (LIBOR USD 3 Month + 2.40%),
2.53%, 10/19/32
(a)(b)
................ 5,000 5,006,473
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.08%, 01/20/32
(a)(b)
................ 400 400,022
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.63%, 01/21/30
(a)(b)
................ 1,000 995,232
OHA Loan Funding Ltd.
(a)(b)
:
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.50%, 11/15/32 .... 23,875 23,900,866
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.81%, 11/15/32 .... 500 501,283
Series 2015-1A, Class DR2, (LIBOR USD 3
Month + 4.00%), 4.16%, 11/15/32 .... 1,500 1,504,935
OZLM XIX Ltd., Series 2017-19A, Class A1,
(LIBOR USD 3 Month + 1.22%), 1.35%,
11/22/30
(a)(b)
..................... 10,000 9,999,990
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 1.98%, 10/17/31 .... 1,950 1,950,090
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.78%, 01/17/31 .... 500 497,425
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 2.97%, 05/21/34
(c)
... 4,100 4,099,590
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 1.23%, 07/20/30 .... 8,000 8,002,535
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.88%, 07/20/30 .... 1,400 1,395,303
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 1.58%, 04/18/31 .... 10,000 9,951,613
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.88%, 04/18/31 .... 2,000 1,994,615
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.78%, 07/16/31 .... USD 1,000 $ 1,000,116
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.49%, 11/14/32 .... 7,000 7,018,523
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.00%, 11/14/32 .... 7,000 7,019,159
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.80%, 11/14/32 .... 2,500 2,508,526
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.75%), 3.90%, 11/14/32 .... 1,500 1,503,770
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 04/20/34 .... 7,000 6,972,136
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.78%, 04/20/27 .... 7,500 7,501,049
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.15%), 3.28%, 04/20/27 .... 5,000 5,000,885
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.38%, 04/20/28 .... 2,000 2,000,568
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
:
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 1.95%, 08/23/31 .... 2,600 2,600,087
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.73%, 10/20/31 .... 4,700 4,687,496
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.01%, 05/15/32 .... 2,500 2,500,456
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 0.00%, 07/15/34 .... 6,000 6,000,000
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 1.86%,
05/18/34
(a)(b)
..................... 1,000 996,315
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 1.90%,
07/20/34
(a)(b)
..................... 2,000 1,992,570
Post CLO Ltd.
(a)(b)
:
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 0.00%, 10/15/34 .... 10,000 10,000,000
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.20%), 0.00%, 10/15/34 .... 3,500 3,500,000
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.30%), 0.00%, 10/15/34 .... 1,200 1,200,000
Progress Residential Trust
(b)
:
Series 2018-SFR3, Class F, 5.37%,
10/17/35 ..................... 27,477 27,762,792
Series 2019-SFR2, Class F, 4.84%,
05/17/36 ..................... 5,580 5,445,697
Series 2019-SFR3, Class F, 3.87%,
09/17/36 ..................... 3,000 3,075,159
Series 2019-SFR4, Class E, 3.44%,
10/17/36 ..................... 12,500 12,787,085
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 5,500 5,585,405
Series 2020-SFR1, Class G, 4.03%,
04/17/37 ..................... 3,500 3,538,901
Series 2021-SFR7, Class F, 3.83%,
08/17/40 ..................... 7,777 7,782,587
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(a)
...................... EUR 300 352,316
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)
...................... 171 193,833
Regata XII Funding Ltd.
(a)(b)
:
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.45%, 10/15/32 .... USD 21,000 21,012,837

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.75%), 3.88%, 10/15/32 .... USD 1,000 $ 1,001,822
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
3.83%, 01/15/29
(a)(b)
................ 4,500 4,502,178
Regatta IX Funding Ltd.
(a)(b)
:
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 1.93%, 04/17/30 .... 10,000 10,002,416
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 2.58%, 04/17/30 .... 1,000 1,000,483
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
2.28%, 04/20/34
(a)(b)(c)
............... 1,000 1,000,000
Regatta VII Funding Ltd.
(a)(b)(c)
:
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.18%, 06/20/34 .... 750 750,000
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.18%, 06/20/34 .... 1,000 1,000,000
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.38%, 10/17/30
(a)(b)
................ 3,500 3,501,022
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 1.93%,
01/17/31
(a)(b)
..................... 1,500 1,487,775
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.23%, 07/15/31
(a)(b)
................ 1,250 1,246,559
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
3.43%, 10/25/31
(a)(b)
................ 1,000 1,000,368
Regatta XVI Funding Ltd.
(a)(b)
:
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 2.18%, 01/15/33 .... 6,700 6,718,619
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.03%, 01/15/33 .... 1,000 1,004,754
Riserva CLO Ltd.
(a)(b)
:
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 1.93%, 01/18/34 .... 1,000 999,077
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 3.38%, 01/18/34 .... 1,250 1,245,131
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(a)(c)
..................... EUR 357 419,256
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 1.78%, 04/20/34 ... USD 3,500 3,499,924
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 1.88%, 05/20/31 .... 1,000 1,000,039
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.29%, 10/20/31 .... 3,500 3,500,483
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/20/31 .... 1,125 1,125,388
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/20/31 .... 700 700,321
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.23%, 10/20/31 .... 1,600 1,600,086
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.33%), 1.49%, 08/20/32 .... 6,500 6,500,944
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.50%), 2.66%, 08/20/32 .... 1,000 999,994
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 0.00%, 08/20/32
(c)
... 5,500 5,500,000
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 2.90%), 0.00%, 08/20/32
(c)
... 3,500 3,500,000
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.21%, 07/20/34 .... 2,000 2,000,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.36%, 07/20/34 .... USD 1,250 $ 1,250,000
Rockford Tower Europe CLO DAC
(a)
:
Series 2018-1X, Class E, (EURIBOR 3
Month + 5.36%), 5.36%, 12/20/31 .... EUR 300 347,224
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.96%), 5.96%, 04/20/34 .... 300 346,512
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.38%, 10/15/31
(a)(b)
USD 1,250 1,250,345
RR 7 Ltd., Series 2019-7A, Class A1A, (LIBOR
USD 3 Month + 1.35%), 1.48%, 01/15/33
(a)(b)
3,700 3,712,934
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.03%, 04/20/29
(a)(b)
................ 2,000 1,999,566
Signal Peak CLO 7 Ltd.
(a)(b)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 1.63%, 04/30/32 .... 5,000 5,000,265
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/30/32 .... 5,000 5,000,260
Signal Peak CLO 9 Ltd., Series 2021-9A, Class
B, (LIBOR USD 3 Month + 1.70%), 0.00%,
07/21/34
(a)(b)
..................... 9,500 9,500,000
Sixth Street CLO XIX Ltd.
(a)(b)(c)
:
Series 2021-19A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 07/20/34 .... 3,000 3,000,300
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/20/34 .... 1,000 1,000,000
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 3.13%, 07/20/34 .... 4,000 3,999,200
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
1.41%, 01/20/34
(a)(b)
................ 8,500 8,525,486
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
1.31%, 10/26/31
(a)(b)
................ 6,600 6,600,050
Sound Point CLO XXII Ltd., Series 2019-1A,
Class A, (LIBOR USD 3 Month + 1.37%),
1.50%, 01/20/32
(a)(b)
................ 4,000 4,002,833
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.40%,
07/15/34
(a)(b)(c)
.................... 2,250 2,217,600
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
1.84%, 04/25/34
(a)(b)
................ 3,350 3,349,953
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.41%, 01/25/32
(a)(b)
................ 1,500 1,501,541
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)
................. EUR 300 347,562
Southwick Park CLO LLC, Series 2019-4A,
Class C, (LIBOR USD 3 Month + 2.50%),
2.63%, 07/20/32
(a)(b)
................ USD 1,550 1,551,190
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 2.73%,
01/15/30
(a)(b)
..................... 1,700 1,694,981
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
:
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 0.41%, 10/25/36 .... 6,766 5,384,506
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 0.32%, 01/25/37
(b)
.. 1,685 1,218,806
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.88%, 01/16/32
(a)(b)
................ 2,750 2,777,033

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Taconic Park CLO Ltd., Series 2016-1A, Class
A1R, (LIBOR USD 3 Month + 1.00%),
1.13%, 01/20/29
(a)(b)
................ USD 575 $ 573,529
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.11%,
04/20/34
(a)(b)(c)
.................... 830 830,000
TCI-Flatiron CLO Ltd.
(a)(b)
:
Series 2017-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.01%, 11/18/30 .... 1,250 1,248,784
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 1.88%, 01/29/32 .... 4,000 3,985,272
TCW CLO AMR Ltd.
(a)(b)
:
Series 2019-1A, Class B, (LIBOR USD 3
Month + 1.68%), 1.83%, 02/15/29 .... 4,000 3,990,200
Series 2019-1A, Class C, (LIBOR USD 3
Month + 1.89%), 2.05%, 02/15/29 .... 7,900 7,896,460
TCW CLO Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 07/29/29 .... 5,700 5,687,036
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.28%, 07/29/29 .... 9,000 8,995,554
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 2.21%, 04/20/34
(c)
... 3,500 3,486,037
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 3.56%, 04/20/34
(c)
... 2,250 2,255,776
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.03%, 03/18/34 .... 1,000 996,071
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.22%, 07/25/34 .... 2,500 2,500,000
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.37%, 07/25/34 .... 5,000 4,999,969
TIAA CLO IV Ltd., Series 2018-1A, Class A2,
(LIBOR USD 3 Month + 1.70%), 1.83%,
01/20/32
(a)(b)
..................... 1,000 997,205
TICP CLO IX Ltd., Series 2017-9A, Class B,
(LIBOR USD 3 Month + 1.60%), 1.73%,
01/20/31
(a)(b)
..................... 1,000 1,000,470
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.28%,
07/17/31
(a)(b)
..................... 2,500 2,500,731
TICP CLO VII Ltd.
(a)(b)
:
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.83%, 04/15/33 .... 2,000 2,003,903
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.28%, 04/15/33 .... 6,500 6,502,936
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.33%, 04/15/33 .... 4,000 4,008,530
TICP CLO VIII Ltd.
(a)(b)
:
Series 2017-8A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.78%, 10/20/30 .... 3,000 3,006,764
Series 2017-8A, Class C, (LIBOR USD 3
Month + 3.10%), 3.23%, 10/20/30 .... 1,000 1,000,161
TICP CLO XI Ltd.
(a)(b)
:
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 1.31%, 10/20/31 .... 8,545 8,545,554
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.18%, 10/20/31 .... 1,100 1,100,128
TICP CLO XII Ltd.
(a)(b)
:
Series 2018-12A, Class A, (LIBOR USD 3
Month + 1.11%), 1.24%, 01/15/31 .... 7,800 7,794,694
Series 2018-12A, Class C, (LIBOR USD 3
Month + 2.00%), 2.13%, 01/15/31 .... 500 497,913
Series 2018-12A, Class D, (LIBOR USD 3
Month + 2.80%), 2.93%, 01/15/31 .... 1,000 999,992
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XIV Ltd.
(a)(b)
:
Series 2019-14A, Class A1A, (LIBOR USD 3
Month + 1.34%), 1.47%, 10/20/32 .... USD 7,000 $ 7,006,228
Series 2019-14A, Class B, (LIBOR USD 3
Month + 2.70%), 2.83%, 10/20/32 .... 3,250 3,259,135
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.78%, 10/20/28
(a)(b)
................ 1,000 1,001,408
Tricon American Homes Trust
(b)
:
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... 7,000 7,201,271
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 1,015,878
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.03%,
04/20/31
(a)(b)
..................... 1,500 1,482,054
Voya CLO Ltd.
(a)(b)
:
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.03%, 04/18/31 .... 1,000 990,203
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 2.22%, 07/14/31 .... 500 499,787
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 1.32%, 10/18/31 .... 500 500,008
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(a)
...................... EUR 390 455,513
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE1, Class A, (LIBOR
USD 1 Month + 0.14%), 0.23%, 07/25/37
(a)(b)
USD 2,161 2,068,562
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 0.24%,
10/25/36
(a)
...................... 15,493 13,363,187
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.48%, 07/20/30
(a)(b)
................ 3,800 3,796,413
York CLO-1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 1.83%,
10/22/29
(a)(b)
..................... 2,100 2,102,950
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.29%,
01/22/31
(a)(b)
..................... 7,660 7,659,989
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.73%,
10/20/29
(a)(b)
..................... 2,000 2,001,776
York CLO-7 Ltd., Series 2019-2A, Class A1,
(LIBOR USD 3 Month + 1.37%), 1.51%,
01/22/33
(a)(b)
..................... 3,000 3,004,166
York CLO-8 Ltd., Series 2020-1A, Class D1,
(LIBOR USD 3 Month + 4.50%), 4.63%,
04/20/32
(a)(b)
..................... 2,160 2,167,353
Total Asset-Backed Securities — 7.6%
(Cost: $1,390,417,607) ............................ 1,386,635,399
Shares
Shares
Common Stocks — 23.7%
Aerospace & Defense — 0.1%
Howmet Aerospace, Inc.
(e)
.............. 7,247 237,846
L3Harris Technologies, Inc. ............. 2,631 596,553
MTU Aero Engines AG ................ 32,006 8,005,899
Singapore Technologies Engineering Ltd.
(f)
... 373,600 1,103,308
Teledyne Technologies, Inc.
(e)
............ 736 333,239

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Aerospace & Defense (continued)
TransDigm Group, Inc.
(e)
............... 749 $ 480,176
10,757,021
Air Freight & Logistics — 0.1%
Agility Public Warehousing Co. KSC ....... 245,190 804,651
CH Robinson Worldwide, Inc. ........... 1,991 177,537
DSV Panalpina A/S .................. 31,580 7,698,097
Expeditors International of Washington, Inc. .. 12,862 1,649,551
FedEx Corp. ....................... 2,640 739,068
Hyundai Glovis Co. Ltd. ............... 1,693 286,931
Sinotrans Ltd., Class H ................ 1,011,000 374,006
United Parcel Service, Inc., Class B ....... 7,958 1,522,843
13,252,684
Airlines — 0.1%
(e)
Alaska Air Group, Inc. ................. 2,533 146,990
American Airlines Group, Inc. ............ 9,998 203,759
Copa Holdings SA, Class A ............. 137,289 9,735,163
Delta Air Lines, Inc. .................. 9,038 360,616
InterGlobe Aviation Ltd.
(b)
.............. 445,195 9,844,741
Southwest Airlines Co. ................ 8,131 410,778
United Airlines Holdings, Inc. ............ 5,176 241,823
20,943,870
Auto Components — 0.1%
Aptiv plc
(e)
......................... 3,022 504,221
BorgWarner, Inc. .................... 42,892 2,100,850
Bridgestone Corp. ................... 72,000 3,171,952
Cheng Shin Rubber Industry Co. Ltd.
(e)
..... 140,000 216,371
Hyundai Mobis Co. Ltd. ................ 10,286 2,389,799
8,383,193
Automobiles — 0.1%
Ford Motor Co.
(e)
.................... 42,523 593,196
General Motors Co.
(e)
................. 13,932 791,895
Maruti Suzuki India Ltd. ............... 121,094 11,377,613
Tesla, Inc.
(e)
........................ 8,388 5,764,234
18,526,938
Banks — 1.3%
Abu Dhabi Commercial Bank PJSC ....... 402,821 769,858
Abu Dhabi Islamic Bank PJSC ........... 260,398 391,756
Agricultural Bank of China Ltd., Class A ..... 473,700 214,742
Agricultural Bank of China Ltd., Class H ..... 3,379,000 1,126,807
Al Rajhi Bank ...................... 92,794 2,745,333
AMMB Holdings Bhd.
(e)
................ 317,300 214,290
Arab National Bank .................. 35,671 214,003
Axis Bank Ltd.
(e)
..................... 1,653,334 15,787,135
Bandhan Bank Ltd.
(b)
................. 2,517,223 9,870,285
Bank of America Corp. ................ 82,129 3,150,468
Bank of China Ltd., Class H ............. 10,414,000 3,618,766
Bank of Communications Co. Ltd., Class H .. 1,690,000 977,581
Bank Rakyat Indonesia Persero Tbk. PT .... 25,805,200 6,620,234
BNP Paribas SA .................... 56,676 3,456,057
BOC Hong Kong Holdings Ltd. ........... 953,000 3,060,353
Boubyan Bank KSCP
(e)
................ 127,972 340,748
Chang Hwa Commercial Bank Ltd. ........ 589,000 349,049
China CITIC Bank Corp. Ltd., Class H ...... 2,132,000 954,122
China Construction Bank Corp., Class H .... 23,194,000 16,155,639
China Everbright Bank Co. Ltd., Class H .... 202,000 68,861
CIMB Group Holdings Bhd. ............. 1,545,400 1,628,549
Citigroup, Inc. ...................... 23,540 1,591,775
Citizens Financial Group, Inc. ........... 492,273 20,754,230
Comerica, Inc. ...................... 1,600 109,856
Commercial Bank PSQC (The) ........... 171,546 254,211
Commercial International Bank Egypt SAE
(e)
.. 1,400,745 5,096,493
Credicorp Ltd.
(e)
..................... 115,116 11,622,111
Security
Shares
Shares Value
Banks (continued)
CTBC Financial Holding Co. Ltd.
(e)
........ 3,366,000 $ 2,756,427
DBS Group Holdings Ltd. .............. 384,300 8,599,233
Dubai Islamic Bank PJSC .............. 532,983 700,740
E.Sun Financial Holding Co. Ltd.
(e)
........ 2,121,138 2,011,780
Erste Group Bank AG ................. 265,195 10,276,471
Fifth Third Bancorp .................. 8,026 291,264
First Abu Dhabi Bank PJSC ............. 338,025 1,525,790
First Financial Holding Co. Ltd. ........... 2,326,640 1,893,903
First Republic Bank .................. 1,921 374,633
Grupo Financiero Banorte SAB de CV, Class O 1,950,636 12,619,298
HDFC Bank Ltd., ADR ................ 2,384 168,239
Hong Leong Bank Bhd. ................ 62,200 265,308
Hong Leong Financial Group Bhd. ........ 18,200 74,295
Hua Nan Financial Holdings Co. Ltd. ....... 855,000 590,787
Huaxia Bank Co. Ltd., Class A ........... 422,640 358,388
Huntington Bancshares, Inc. ............ 15,992 225,167
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 30,986,000 17,206,321
Israel Discount Bank Ltd., Class A
(e)
....... 36,617 171,532
JPMorgan Chase & Co. ............... 33,341 5,060,497
KeyCorp .......................... 10,841 213,134
Kuwait Finance House KSCP ............ 742,100 1,938,920
M&T Bank Corp. .................... 114,318 15,301,464
Malayan Banking Bhd. ................ 3,125,700 5,932,905
Masraf Al Rayan QSC ................. 303,930 354,159
National Bank of Kuwait SAKP ........... 541,209 1,610,387
Nordea Bank Abp ................... 729,329 8,540,743
People's United Financial, Inc. ........... 4,768 74,858
PNC Financial Services Group, Inc. (The) ... 4,532 826,682
Postal Savings Bank of China Co. Ltd., Class A 1,575,500 1,142,653
Postal Savings Bank of China Co. Ltd., Class
H
(b)
........................... 598,000 386,269
Public Bank Bhd. .................... 1,950,500 1,839,571
Qatar International Islamic Bank QSC ...... 93,964 233,220
Qatar Islamic Bank SAQ ............... 79,060 366,809
Qatar National Bank QPSC ............. 191,008 936,642
Regions Financial Corp. ............... 11,134 214,330
RHB Bank Bhd. ..................... 1,179,100 1,427,773
Royal Bank of Canada ................ 2,781 281,265
Saudi National Bank (The) .............. 18,859 276,569
Sberbank of Russia PJSC, ADR .......... 1,002,433 16,681,989
SinoPac Financial Holdings Co. Ltd.
(e)
...... 1,564,000 787,361
Standard Bank Group Ltd. .............. 32,202 271,401
SVB Financial Group
(e)
................ 586 322,277
Taishin Financial Holding Co. Ltd. ......... 1,308,961 794,299
Taiwan Business Bank
(e)
............... 1,185,000 402,140
Taiwan Cooperative Financial Holding Co. Ltd. 882,741 690,071
Truist Financial Corp. ................. 14,802 805,673
US Bancorp ....................... 15,199 844,152
Wells Fargo & Co. ................... 47,091 2,163,361
Zions Bancorp NA ................... 1,913 99,763
242,074,225
Beverages — 0.2%
Anadolu Efes Biracilik ve Malt Sanayii A/S ... 52,512 138,478
Arca Continental SAB de CV ............ 17,219 105,089
Brown-Forman Corp., Class B ........... 1,967 139,500
Cia Cervecerias Unidas SA ............. 30,347 327,869
Cia Cervecerias Unidas SA, ADR ......... 17,533 372,752
Coca-Cola Co. (The) ................. 43,737 2,494,321
Coca-Cola Femsa SAB de CV ........... 308,177 1,741,660
Coca-Cola Femsa SAB de CV, ADR ....... 8,006 452,899
Constellation Brands, Inc., Class A ........ 1,814 406,953
Diageo plc ........................ 472,106 23,409,971
Fraser & Neave Holdings Bhd. ........... 800 4,704
Kweichow Moutai Co. Ltd., Class A ........ 44,200 11,497,085

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Beverages (continued)
Molson Coors Beverage Co., Class B
(e)
..... 2,035 $ 99,491
Monster Beverage Corp.
(e)
.............. 4,059 382,845
PepsiCo, Inc. ...................... 15,583 2,445,752
Suntory Beverage & Food Ltd. ........... 5,900 206,868
44,226,237
Biotechnology — 0.2%
3SBio, Inc.
(b)(e)
...................... 1,020,000 849,883
AbbVie, Inc. ....................... 218,465 25,407,479
Amgen, Inc. ....................... 6,324 1,527,499
Biocon Ltd.
(e)
....................... 27,987 145,531
Biogen, Inc.
(e)
...................... 1,802 588,767
BioMarin Pharmaceutical, Inc.
(e)
.......... 2,484 190,597
Genmab A/S
(e)
...................... 385 174,012
Gilead Sciences, Inc. ................. 67,264 4,593,459
Incyte Corp.
(e)
...................... 2,571 198,867
Moderna, Inc.
(e)
..................... 4,989 1,764,110
Regeneron Pharmaceuticals, Inc.
(e)
........ 1,833 1,053,260
Shanghai Junshi Biosciences Co. Ltd., Class
H
(b)(e)
.......................... 78,600 530,101
Vertex Pharmaceuticals, Inc.
(e)
........... 2,819 568,254
37,591,819
Building Products — 0.1%
Allegion plc ........................ 914 124,852
AO Smith Corp. ..................... 2,039 143,403
Assa Abloy AB, Class B ............... 260,529 8,356,805
Carrier Global Corp. .................. 9,771 539,848
Cie de Saint-Gobain .................. 115,482 8,254,462
Fortune Brands Home & Security, Inc. ...... 1,909 186,070
Johnson Controls International plc ........ 8,481 605,713
Kingspan Group plc .................. 3,966 431,278
Lennox International, Inc. .............. 2,266 746,488
Masco Corp. ....................... 3,367 201,044
Nibe Industrier AB, Class B ............. 10,619 126,897
Trane Technologies plc ................ 2,829 576,013
Xinyi Glass Holdings Ltd. .............. 130,000 485,857
20,778,730
Capital Markets — 0.3%
Ameriprise Financial, Inc. .............. 1,267 326,329
B3 SA - Brasil Bolsa Balcao ............. 1,607,981 4,729,855
Bank of New York Mellon Corp. (The) ...... 10,576 542,866
Blackstone Group, Inc. (The), Class A ...... 4,564 526,092
Cboe Global Markets, Inc. .............. 1,615 191,329
Charles Schwab Corp. (The) ............ 33,168 2,253,766
CME Group, Inc. .................... 4,277 907,280
EQT AB .......................... 2,068 99,682
Franklin Resources, Inc. ............... 3,563 105,287
Goldman Sachs Group, Inc. (The) ........ 3,791 1,421,170
IGM Financial, Inc. ................... 12,489 440,759
Intercontinental Exchange, Inc. .......... 238,169 28,539,791
Invesco Ltd. ....................... 4,259 103,834
MarketAxess Holdings, Inc. ............. 426 202,423
Moody's Corp. ...................... 1,931 726,056
Morgan Stanley ..................... 16,230 1,557,755
MSCI, Inc. ........................ 873 520,273
Nasdaq, Inc. ....................... 1,317 245,923
Northern Trust Corp. .................. 2,730 308,081
Raymond James Financial, Inc. .......... 1,460 189,041
S&P Global, Inc. .................... 2,649 1,135,679
State Street Corp. ................... 4,385 382,109
T. Rowe Price Group, Inc. .............. 2,539 518,362
45,973,742
Security
Shares
Shares Value
Chemicals — 0.4%
Air Products & Chemicals, Inc. ........... 2,388 $ 694,980
Albemarle Corp. .................... 1,248 257,138
Asian Paints Ltd. .................... 66,154 2,632,159
Celanese Corp. ..................... 1,240 193,155
CF Industries Holdings, Inc. ............. 2,345 110,801
Corteva, Inc. ....................... 8,087 345,962
Dow, Inc. ......................... 8,644 537,311
DuPont de Nemours, Inc. .............. 6,219 466,736
Eastman Chemical Co. ................ 1,480 166,826
Ecolab, Inc. ....................... 3,003 663,152
EMS-Chemie Holding AG (Registered) ..... 388 430,121
Evonik Industries AG ................. 50,162 1,744,140
FMC Corp. ........................ 1,409 150,693
Formosa Plastics Corp. ................ 370,000 1,323,515
Givaudan SA (Registered) .............. 269 1,342,645
International Flavors & Fragrances, Inc. ..... 2,676 403,113
Koninklijke DSM NV .................. 42,153 8,497,269
Linde plc ......................... 5,684 1,747,205
LyondellBasell Industries NV, Class A ...... 2,789 277,031
Mesaieed Petrochemical Holding Co. ...... 70,782 36,491
Mosaic Co. (The) .................... 3,836 119,798
Nan Ya Plastics Corp. ................. 490,000 1,529,222
Nitto Denko Corp. ................... 6,200 460,650
Novozymes A/S, Class B ............... 7,374 579,337
PhosAgro PJSC .................... 6,627 417,095
PhosAgro PJSC, GDR ................ 34,972 665,517
PPG Industries, Inc. .................. 2,553 417,467
Saudi Basic Industries Corp. ............ 85,062 2,736,054
Sherwin-Williams Co. (The) ............. 2,643 769,192
Sika AG (Registered) ................. 54,488 19,194,518
Sinopec Shanghai Petrochemical Co. Ltd.,
Class H ........................ 1,602,000 333,755
Sinopec Shanghai Petrochemical Co. Ltd., ADR 1,572 32,729
Sociedad Quimica y Minera de Chile SA, ADR 331,096 15,727,060
Sumitomo Chemical Co. Ltd. ............ 212,100 1,104,090
Yanbu National Petrochemical Co. ........ 27,034 492,416
66,599,343
Commercial Services & Supplies — 0.0%
Brambles Ltd. ...................... 41,383 354,308
Cintas Corp. ....................... 1,060 417,831
Copart, Inc.
(e)
...................... 2,243 329,721
Preston Holdings LLC
(c)(e)
.............. 24,388 4,390
Republic Services, Inc. ................ 3,187 377,213
Ritchie Bros Auctioneers, Inc. ........... 2,191 130,800
Rollins, Inc. ........................ 2,571 98,546
S-1 Corp. ......................... 854 59,841
Waste Management, Inc. ............... 4,919 729,291
2,501,941
Communications Equipment — 0.0%
Arista Networks, Inc.
(e)
................ 589 224,050
Cisco Systems, Inc. .................. 47,490 2,629,521
F5 Networks, Inc.
(e)
.................. 708 146,209
Juniper Networks, Inc. ................ 5,225 147,031
Motorola Solutions, Inc. ............... 1,874 419,626
ZTE Corp., Class A .................. 488,100 2,938,333
6,504,770
Construction & Engineering — 0.1%
Mcdermott International Ltd.
(e)
........... 165,884 54,908
Quanta Services, Inc. ................. 1,542 140,168
Vinci SA .......................... 102,971 10,902,009
11,097,085

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Construction Materials — 0.0%
BBMG Corp., Class H ................. 689,000 $ 121,514
James Hardie Industries plc, CDI ......... 12,435 419,539
Martin Marietta Materials, Inc. ........... 675 245,227
Siam Cement PCL (The), NVDR .......... 215,000 2,710,759
Vulcan Materials Co. ................. 1,469 264,405
3,761,444
Consumer Finance — 0.3%
Ally Financial, Inc. ................... 2,982 153,156
American Express Co. ................ 7,550 1,287,501
Capital One Financial Corp. ............. 16,245 2,626,816
Cembra Money Bank AG ............... 28,628 2,974,018
Discover Financial Services ............. 3,316 412,245
Hotai Finance Co. Ltd.
(e)
............... 70,000 215,606
Kaspi.KZ JSC, GDR .................. 167,390 18,948,548
SBI Cards & Payment Services Ltd.
(e)
...... 1,085,407 15,135,845
Synchrony Financial .................. 288,226 13,552,387
55,306,122
Containers & Packaging — 0.0%
Amcor plc ......................... 19,795 228,830
Avery Dennison Corp. ................. 915 192,772
Ball Corp. ......................... 3,696 298,933
International Paper Co. ................ 4,450 257,032
Packaging Corp. of America ............ 1,096 155,084
Sealed Air Corp. .................... 1,662 94,319
WestRock Co. ...................... 2,753 135,475
1,362,445
Distributors — 0.0%
Genuine Parts Co. ................... 43,867 5,567,600
LKQ Corp.
(e)
....................... 3,039 154,229
Pool Corp. ........................ 393 187,783
5,909,612
Diversified Consumer Services — 0.0%
Fu Shou Yuan International Group Ltd. ..... 388,000 370,272
Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B
(e)
....... 20,929 5,824,332
L E Lundbergforetagen AB, Class B ....... 825 58,870
5,883,202
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ......................... 280,389 7,864,911
BCE, Inc. ......................... 50,586 2,524,840
Cellnex Telecom SA
(b)
................. 694,471 45,291,069
Chunghwa Telecom Co. Ltd.
(e)
........... 524,000 2,162,266
Emirates Telecommunications Group Co. PJSC 126,598 785,820
Hellenic Telecommunications Organization SA 831,433 15,172,257
HKT Trust & HKT Ltd.
(g)
................ 2,760,000 3,751,611
KT Corp. ......................... 72,628 2,133,568
KT Corp., ADR ..................... 42,217 607,502
LG Uplus Corp. ..................... 69,355 878,311
Lumen Technologies, Inc. .............. 10,677 133,142
Ooredoo QPSC ..................... 121,899 232,527
Orange Polska SA
(e)
.................. 135,158 268,737
Rostelecom PJSC ................... 199,404 253,665
Saudi Telecom Co. ................... 41,853 1,494,069
Singapore Telecommunications Ltd. ....... 174,900 293,148
Telecom Italia SpA ................... 93,722 43,696
Telefonica Brasil SA .................. 36,808 290,747
Telekom Malaysia Bhd. ................ 489,200 688,613
TELUS Corp. ...................... 1,125,330 24,994,305
Turk Telekomunikasyon A/S ............. 521,397 403,455
Verizon Communications, Inc. ........... 46,383 2,587,244
112,855,503
Security
Shares
Shares Value
Electric Utilities — 0.9%
Alliant Energy Corp. .................. 2,673 $ 156,451
American Electric Power Co., Inc. ......... 6,451 568,462
CEZ A/S .......................... 13,293 368,751
CK Infrastructure Holdings Ltd. ........... 91,500 552,375
CLP Holdings Ltd. ................... 47,500 489,793
CPFL Energia SA .................... 173,212 842,406
Duke Energy Corp. .................. 195,173 20,514,634
Edison International .................. 41,789 2,277,500
EDP - Energias de Portugal SA .......... 2,741,108 14,218,064
Electricite de France SA ............... 21,562 261,753
Endesa SA ........................ 445,986 10,833,283
Enel Americas SA ................... 10,303,553 1,431,990
Enel Americas SA, ADR ............... 150,704 1,030,815
Enel Chile SA ...................... 4,911,527 254,933
Enel SpA ......................... 1,976,152 18,211,307
Entergy Corp. ...................... 2,526 259,976
Evergy, Inc. ........................ 2,327 151,767
Eversource Energy .................. 146,614 12,648,390
Exelon Corp. ....................... 10,429 488,077
FirstEnergy Corp. ................... 116,778 4,474,933
Hydro One Ltd.
(b)
.................... 31,165 769,383
Iberdrola SA ....................... 734,305 8,837,429
NextEra Energy, Inc. ................. 364,529 28,396,809
NRG Energy, Inc. .................... 2,472 101,945
Pinnacle West Capital Corp. ............ 1,214 101,430
Power Assets Holdings Ltd. ............. 312,000 2,017,141
PPL Corp. ........................ 9,612 272,692
Southern Co. (The) .................. 341,615 21,818,950
Tenaga Nasional Bhd. ................ 617,000 1,409,450
Xcel Energy, Inc. .................... 190,777 13,020,530
166,781,419
Electrical Equipment — 0.2%
AMETEK, Inc. ...................... 2,765 384,473
Eaton Corp. plc ..................... 4,644 733,984
Emerson Electric Co. ................. 68,074 6,867,986
Generac Holdings, Inc.
(e)
............... 638 267,552
Legrand SA ....................... 14,594 1,644,684
Nidec Corp. ....................... 13,700 1,537,736
Rockwell Automation, Inc. .............. 1,490 458,056
Schneider Electric SE ................. 137,059 22,955,808
Shanghai Electric Group Co. Ltd., Class H ... 230,000 56,892
Yantai Zhenghai Magnetic Material Co. Ltd.,
Class A ........................ 2,397,000 5,388,833
40,296,004
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A .............. 6,424 465,676
CDW Corp. ........................ 1,561 286,209
China Railway Signal & Communication Corp.
Ltd., Class A ..................... 1,170,427 917,140
Corning, Inc. ....................... 8,165 341,787
Delta Electronics, Inc. ................. 57,000 587,325
Hexagon AB, Class B ................. 4,993 82,652
IPG Photonics Corp.
(e)
................ 383 83,555
Keyence Corp. ..................... 4,600 2,562,214
Keysight Technologies, Inc.
(e)
............ 2,012 331,075
Largan Precision Co. Ltd. .............. 6,000 631,388
Merry Electronics Co. Ltd. .............. 51,000 203,264
Samsung SDI Co. Ltd. ................ 13,241 8,547,585
Shimadzu Corp. ..................... 11,900 479,933
Synnex Technology International Corp. ..... 852,000 1,618,230
TE Connectivity Ltd. .................. 95,363 14,063,182
Trimble, Inc.
(e)
...................... 2,705 231,277
Unimicron Technology Corp.
(e)
........... 3,070,000 16,130,639
Venture Corp. Ltd. ................... 245,000 3,436,579

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
WPG Holdings Ltd.
(e)
................. 900,000 $ 1,759,421
Zebra Technologies Corp., Class A
(e)
....... 582 321,543
53,080,674
Energy Equipment & Services — 0.1%
Baker Hughes Co. ................... 354,383 7,527,095
Halliburton Co. ..................... 9,510 196,667
NOV, Inc.
(e)
........................ 6,475 89,420
Schlumberger NV ................... 17,343 499,998
8,313,180
Entertainment — 0.2%
Activision Blizzard, Inc. ................ 50,081 4,187,773
Electronic Arts, Inc. .................. 10,428 1,501,215
Live Nation Entertainment, Inc.
(e)
......... 1,554 122,595
NCSoft Corp. ...................... 17,114 12,274,570
NetEase, Inc. ...................... 90,300 1,796,087
NetEase, Inc., ADR .................. 27,294 2,789,720
Netflix, Inc.
(e)
....................... 4,826 2,497,793
NHN Corp.
(e)
....................... 5,783 388,297
Nintendo Co. Ltd. .................... 9,200 4,729,749
Take-Two Interactive Software, Inc.
(e)
....... 6,233 1,080,927
Walt Disney Co. (The)
(e)
............... 19,776 3,480,972
34,849,698
Equity Real Estate Investment Trusts (REITs) — 3.8%
Alexandria Real Estate Equities, Inc. ....... 113,510 22,854,103
American Tower Corp. ................ 108,251 30,613,383
Assura plc ........................ 29,407,402 31,921,154
AvalonBay Communities, Inc. ........... 1,475 336,049
Boston Properties, Inc. ................ 203,879 23,931,317
Community Healthcare Trust, Inc. ......... 159,503 7,948,034
Covivio .......................... 217,855 20,465,635
Cromwell European REIT .............. 5,039,420 14,885,250
Crown Castle International Corp. ......... 199,170 38,457,735
Digital Realty Trust, Inc. ............... 251,700 38,802,072
Duke Realty Corp. ................... 4,071 207,132
EPR Properties ..................... 346,923 17,450,227
Equinix, Inc. ....................... 53,511 43,900,960
Equity Residential ................... 12,867 1,082,501
ESR Kendall Square REIT Co. Ltd. ........ 2,880,807 17,077,956
Essex Property Trust, Inc. .............. 710 232,951
Extra Space Storage, Inc. .............. 4,623 805,049
Federal Realty Investment Trust .......... 991 116,472
Goodman Group .................... 2,278,683 37,899,423
Healthpeak Properties, Inc. ............. 7,141 264,003
Host Hotels & Resorts, Inc.
(e)
............ 7,887 125,640
Invitation Homes, Inc. ................. 38,564 1,568,784
Iron Mountain, Inc. ................... 61,632 2,697,016
Kimco Realty Corp. .................. 4,575 97,585
LondonMetric Property plc .............. 3,533,177 12,205,968
Medical Properties Trust, Inc. ............ 1,511,681 31,790,651
Mid-America Apartment Communities, Inc. ... 1,180 227,858
Outfront Media, Inc.
(e)
................. 1,207,530 28,847,892
Prologis, Inc. ....................... 313,292 40,113,908
Public Storage ...................... 21,147 6,608,015
Realty Income Corp. .................. 5,563 391,023
Regency Centers Corp. ............... 1,586 103,740
Rexford Industrial Realty, Inc. ........... 390,805 24,042,324
SBA Communications Corp. ............ 42,226 14,398,644
Secure Income REIT plc ............... 2,181,434 11,923,852
Simon Property Group, Inc. ............. 6,525 825,543
SL Green Realty Corp. ................ 211,449 15,744,493
Spirit Realty Capital, Inc. ............... 453,322 22,765,831
Sun Communities, Inc. ................ 126,465 24,801,051
Target Healthcare REIT plc ............. 9,552,270 16,543,959
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc. ......................... 509,112 $ 27,996,069
Ventas, Inc. ....................... 16,002 956,600
VICI Properties, Inc. .................. 490,133 15,287,248
Vornado Realty Trust ................. 3,167 137,764
Warehouses De Pauw CVA ............. 464,351 19,970,946
Welltower, Inc. ...................... 325,972 28,313,928
Weyerhaeuser Co. ................... 8,088 272,808
WP Carey, Inc. ..................... 12,529 1,010,965
699,021,511
Food & Staples Retailing — 0.2%
Abdullah Al Othaim Markets Co. .......... 6,521 205,192
BGF retail Co. Ltd. ................... 3,203 450,328
BIM Birlesik Magazalar A/S ............. 12,306 92,594
Clicks Group Ltd. .................... 66,508 1,203,306
Costco Wholesale Corp. ............... 5,483 2,356,155
Etablissements Franz Colruyt NV ......... 43,498 2,473,195
ICA Gruppen AB .................... 9,504 469,768
J Sainsbury plc ..................... 187,829 739,639
Kesko OYJ, Class B .................. 12,195 522,702
Kroger Co. (The) .................... 8,224 334,717
Lawson, Inc. ....................... 17,200 864,474
President Chain Store Corp. ............ 114,000 1,145,058
Shoprite Holdings Ltd. ................ 8,109 88,776
SPAR Group Ltd. (The) ................ 3,156 39,575
Sun Art Retail Group Ltd.
(e)
............. 1,213,500 755,459
Sysco Corp. ....................... 5,984 444,013
Walgreens Boots Alliance, Inc. ........... 8,686 409,545
Wal-Mart de Mexico SAB de CV .......... 6,710,564 22,107,568
Walmart, Inc. ....................... 15,491 2,208,242
X5 Retail Group NV, GDR .............. 130,678 4,230,560
41,140,866
Food Products — 0.3%
Almarai Co. JSC .................... 25,021 392,518
Archer-Daniels-Midland Co. ............. 6,022 359,634
Ausnutria Dairy Corp. Ltd.
(e)
............. 173,000 163,847
Campbell Soup Co. .................. 2,013 88,008
China Feihe Ltd.
(b)
................... 6,948,000 13,357,604
China Mengniu Dairy Co. Ltd.
(e)
.......... 2,446,000 13,280,347
Conagra Brands, Inc. ................. 5,258 176,090
Dali Foods Group Co. Ltd.
(b)
............. 469,500 254,350
General Mills, Inc. ................... 6,633 390,418
Hershey Co. (The) ................... 1,540 275,475
Hormel Foods Corp. .................. 3,127 145,030
Indofood Sukses Makmur Tbk. PT
(e)
....... 456,900 192,057
JM Smucker Co. (The) ................ 4,161 545,549
Kellogg Co. ........................ 2,656 168,284
Kraft Heinz Co. (The) ................. 15,098 580,820
Kuala Lumpur Kepong Bhd. ............. 55,200 242,252
Lamb Weston Holdings, Inc. ............ 1,574 105,096
McCormick & Co., Inc. (Non-Voting) ....... 2,650 223,051
Mondelez International, Inc., Class A ....... 15,289 967,182
Nestle Malaysia Bhd. ................. 35,300 1,112,287
Nestle SA (Registered) ................ 158,226 20,036,108
PPB Group Bhd. .................... 86,100 369,291
Savola Group (The) .................. 13,678 156,460
Tiger Brands Ltd. .................... 34,143 449,764
Tingyi Cayman Islands Holding Corp. ...... 818,000 1,474,788
Tyson Foods, Inc., Class A ............. 3,208 229,244
Uni-President China Holdings Ltd. ........ 298,000 299,627
Uni-President Enterprises Corp. .......... 562,000 1,473,920
Want Want China Holdings Ltd. .......... 2,241,000 1,512,689
Wilmar International Ltd. ............... 142,700 457,005
59,478,795

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Gas Utilities — 0.3%
APA Group
(g)
....................... 522,559 $ 3,666,790
Atmos Energy Corp. .................. 27,779 2,738,732
Beijing Enterprises Holdings Ltd. ......... 208,000 646,990
China Gas Holdings, Ltd. .............. 100,400 309,111
ENN Energy Holdings Ltd. .............. 1,289,000 26,899,242
Hong Kong & China Gas Co. Ltd. ......... 93,450 151,981
Kunlun Energy Co. Ltd. ................ 15,802,000 13,661,603
Petronas Gas Bhd. ................... 86,700 313,106
Tokyo Gas Co. Ltd. .................. 208,300 3,942,854
UGI Corp. ......................... 10,872 500,003
52,830,412
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories .................. 19,339 2,339,632
ABIOMED, Inc.
(e)
.................... 1,465 479,260
Align Technology, Inc.
(e)
................ 10,497 7,303,813
Ansell Ltd. ........................ 235,522 6,809,948
Baxter International, Inc. ............... 5,474 423,414
Becton Dickinson and Co. .............. 3,140 803,055
Boston Scientific Corp.
(e)
............... 15,341 699,550
Carl Zeiss Meditec AG ................ 453 100,889
Coloplast A/S, Class B ................ 4,503 823,435
Cooper Cos., Inc. (The) ............... 488 205,824
Danaher Corp. ..................... 10,459 3,111,448
Demant A/S
(e)
...................... 10,762 657,747
Dentsply Sirona, Inc. ................. 2,422 159,949
DexCom, Inc.
(e)
..................... 1,053 542,832
Edwards Lifesciences Corp.
(e)
........... 6,698 751,984
Fisher & Paykel Healthcare Corp. Ltd. ...... 27,608 607,704
Hologic, Inc.
(e)
...................... 2,754 206,660
Hoya Corp. ........................ 1,100 155,287
IDEXX Laboratories, Inc.
(e)
.............. 3,574 2,425,066
Intuitive Surgical, Inc.
(e)
................ 1,289 1,277,992
Medtronic plc ...................... 130,636 17,153,813
ResMed, Inc. ...................... 1,555 422,649
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A ..................... 26,834 1,625,855
Sonova Holding AG (Registered) ......... 1,297 509,248
STERIS plc ........................ 1,063 231,681
Straumann Holding AG (Registered) ....... 1,809 3,353,920
Stryker Corp. ...................... 3,540 959,128
Sysmex Corp. ...................... 5,300 630,650
Teleflex, Inc. ....................... 500 198,715
West Pharmaceutical Services, Inc. ....... 750 308,797
Zimmer Biomet Holdings, Inc. ........... 2,291 374,395
55,654,340
Health Care Providers & Services — 0.3%
AmerisourceBergen Corp. .............. 1,644 200,848
Anthem, Inc. ....................... 4,244 1,629,739
Bangkok Dusit Medical Services PCL, NVDR . 2,776,300 1,901,618
Cardinal Health, Inc. .................. 4,030 239,301
Centene Corp.
(e)
.................... 6,063 415,982
Cigna Corp. ....................... 3,763 863,571
CVS Health Corp. ................... 22,273 1,834,404
DaVita, Inc.
(e)
....................... 836 100,529
Dr Sulaiman Al Habib Medical Services Group
Co. ........................... 3,863 175,804
Fresenius Medical Care AG & Co. KGaA .... 3,910 308,191
HCA Healthcare, Inc. ................. 2,873 713,079
Henry Schein, Inc.
(e)
.................. 1,594 127,759
Humana, Inc. ...................... 1,361 579,596
IHH Healthcare Bhd. ................. 287,500 384,327
Laboratory Corp. of America Holdings
(e)
..... 1,055 312,438
McKesson Corp. .................... 1,916 390,538
Notre Dame Intermedica Participacoes SA ... 819,466 12,585,626
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc. ................ 1,455 $ 206,319
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ........................ 346,700 739,927
Sinopharm Group Co. Ltd., Class H ....... 563,200 1,476,833
Sonic Healthcare Ltd. ................. 21,732 642,103
UnitedHealth Group, Inc. ............... 76,020 31,336,964
Universal Health Services, Inc., Class B .... 790 126,724
57,292,220
Health Care Technology — 0.0%
Cerner Corp. ....................... 29,014 2,332,435
M3, Inc. .......................... 10,000 654,067
Veeva Systems, Inc., Class A
(e)
.......... 1,084 360,658
3,347,160
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.
(e)
............... 441 960,613
Caesars Entertainment, Inc.
(e)
........... 2,248 196,385
Carnival Corp.
(e)
..................... 11,173 241,896
Chipotle Mexican Grill, Inc.
(e)
............ 293 545,988
Darden Restaurants, Inc. .............. 1,438 209,775
Domino's Pizza, Inc. .................. 381 200,212
Evolution AB
(b)
...................... 2,480 431,521
Expedia Group, Inc.
(e)
................. 1,431 230,205
Genting Malaysia Bhd. ................ 694,600 453,901
Hilton Worldwide Holdings, Inc.
(e)
......... 2,936 385,937
Las Vegas Sands Corp.
(e)
.............. 4,536 192,100
Marriott International, Inc., Class A
(e)
....... 3,129 456,771
McDonald's Corp. ................... 8,122 1,971,291
MGM Resorts International ............. 5,491 206,077
Norwegian Cruise Line Holdings Ltd.
(e)
...... 5,438 130,675
Penn National Gaming, Inc.
(e)
............ 1,604 109,682
Royal Caribbean Cruises Ltd.
(e)
.......... 3,244 249,366
Seera Group Holding
(e)
................ 58,656 335,007
SJM Holdings Ltd.
(e)
.................. 10,613,000 9,572,065
Starbucks Corp. ..................... 12,687 1,540,582
Wynn Resorts Ltd.
(e)
.................. 1,809 177,879
Yum China Holdings, Inc. .............. 316,200 19,664,478
Yum! Brands, Inc. ................... 3,183 418,214
38,880,620
Household Durables — 0.2%
Arcelik A/S ........................ 36,773 144,062
Coway Co. Ltd. ..................... 1,408 104,870
DR Horton, Inc. ..................... 3,741 357,004
Garmin Ltd. ........................ 4,994 785,057
Haier Smart Home Co. Ltd., Class A
(e)
...... 2,918,008 11,282,711
Haier Smart Home Co. Ltd., Class H ....... 944,400 3,238,985
Leggett & Platt, Inc. .................. 1,433 68,827
Lennar Corp., Class A ................. 3,032 318,815
Mohawk Industries, Inc.
(e)
.............. 647 126,100
Newell Brands, Inc. .................. 4,118 101,921
NVR, Inc.
(e)
........................ 39 203,681
Persimmon plc ..................... 256,052 10,328,528
PulteGroup, Inc. .................... 2,992 164,171
Whirlpool Corp. ..................... 682 151,090
Zhejiang Supor Co. Ltd., Class A ......... 30,200 242,163
27,617,985
Household Products — 0.2%
Church & Dwight Co., Inc. .............. 2,770 239,827
Clorox Co. (The) .................... 1,360 246,010
Colgate-Palmolive Co. ................ 9,224 733,308
Kimberly-Clark Corp. ................. 3,623 491,714
Pigeon Corp. ....................... 4,900 141,087
Procter & Gamble Co. (The) ............ 26,992 3,839,072
Reckitt Benckiser Group plc ............. 282,556 21,615,436

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Household Products (continued)
Vinda International Holdings Ltd. ......... 153,000 $ 432,169
27,738,623
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 7,188 170,355
China Yangtze Power Co. Ltd., Class A ..... 612,100 1,800,358
Datang International Power Generation Co.
Ltd., Class H ..................... 888,000 135,921
ERG SpA ......................... 76,441 2,387,308
4,493,942
Industrial Conglomerates — 0.0%
3M Co. ........................... 16,069 3,180,698
CITIC Ltd. ......................... 246,000 265,702
General Electric Co. .................. 101,320 1,312,094
Industries Qatar QSC ................. 111,170 399,871
Roper Technologies, Inc. ............... 1,216 597,469
Sime Darby Bhd. .................... 456,800 232,737
5,988,571
Insurance — 0.8%
Aflac, Inc. ......................... 8,495 467,225
AIA Group Ltd. ..................... 85,600 1,024,269
Allianz SE (Registered) ................ 37,830 9,403,157
Allstate Corp. (The) .................. 3,315 431,116
American Financial Group, Inc. .......... 27,804 3,516,928
American International Group, Inc. ........ 14,711 696,566
Aon plc, Class A .................... 2,656 690,640
Arthur J Gallagher & Co. ............... 2,336 325,428
Assurant, Inc. ...................... 110,483 17,435,322
Bupa Arabia for Cooperative Insurance Co. .. 7,872 289,659
Chubb Ltd. ........................ 5,224 881,498
Cincinnati Financial Corp. .............. 1,833 216,074
Direct Line Insurance Group plc .......... 2,411,284 9,967,590
Everest Re Group Ltd. ................ 644 162,823
Fidelity National Financial, Inc. ........... 9,687 432,137
Gjensidige Forsikring ASA .............. 318,532 7,289,002
Globe Life, Inc. ..................... 1,596 148,604
Great-West Lifeco, Inc. ................ 14,397 433,202
Hartford Financial Services Group, Inc. (The) . 5,374 341,894
HDFC Life Insurance Co. Ltd.
(b)
.......... 270,899 2,419,816
Lincoln National Corp. ................ 2,982 183,751
Loews Corp. ....................... 3,158 169,364
Marsh & McLennan Cos., Inc. ........... 5,899 868,451
Medibank Pvt Ltd. ................... 161,337 393,482
MetLife, Inc. ....................... 9,150 527,955
MS&AD Insurance Group Holdings, Inc. .... 21,800 673,861
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 13,767 3,714,671
New China Life Insurance Co. Ltd., Class H .. 359,300 983,117
People's Insurance Co. Group of China Ltd.
(The), Class H .................... 773,000 239,884
Phoenix Group Holdings plc ............ 1,242,476 11,708,885
PICC Property & Casualty Co. Ltd., Class H .. 572,000 462,071
Powszechny Zaklad Ubezpieczen SA
(e)
..... 207,490 2,023,419
Principal Financial Group, Inc. ........... 5,578 346,561
Progressive Corp. (The) ............... 128,409 12,219,400
Prudential Financial, Inc. ............... 5,027 504,108
Prudential plc ...................... 1,324,415 24,870,966
Qatar Insurance Co. SAQ
(e)
............. 72,642 48,930
QBE Insurance Group Ltd. ............. 110,809 888,013
SCOR SE ......................... 17,781 496,564
Seguridade Participacoes SA ............ 3,000,667 12,306,292
Travelers Cos., Inc. (The) .............. 12,397 1,846,161
Tryg A/S .......................... 256,949 6,350,438
Unum Group ....................... 4,660 127,684
Security
Shares
Shares Value
Insurance (continued)
Willis Towers Watson plc ............... 1,602 $ 330,140
WR Berkley Corp. ................... 1,637 119,779
Zurich Insurance Group AG ............. 28,523 11,499,755
150,476,652
Interactive Media & Services — 0.6%
Alphabet, Inc., Class A
(e)
............... 6,637 17,883,595
Alphabet, Inc., Class C
(e)
............... 7,097 19,193,269
Auto Trader Group plc
(b)(e)
.............. 893,703 8,097,087
Facebook, Inc., Class A
(e)
.............. 33,717 12,013,367
Kakao Corp. ....................... 108,519 13,892,064
NAVER Corp. ...................... 7,857 2,961,317
REA Group Ltd. ..................... 6,875 818,976
Tencent Holdings Ltd.
(f)
................ 427,200 25,763,641
Twitter, Inc.
(e)
....................... 67,175 4,685,456
105,308,772
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.
(e)
............ 118,388 2,891,361
Amazon.com, Inc.
(e)
.................. 8,746 29,103,102
eBay, Inc. ......................... 7,035 479,857
Etsy, Inc.
(e)
........................ 1,274 233,792
HelloFresh SE
(e)
..................... 4,050 379,645
JD.com, Inc., ADR
(e)
.................. 21,020 1,489,898
Tongcheng-Elong Holdings Ltd.
(e)
......... 80,400 180,938
Zalando SE
(b)(e)
..................... 1,831 203,447
ZOZO, Inc. ........................ 3,300 112,394
35,074,434
IT Services — 1.1%
Accenture plc, Class A ................ 42,427 13,478,209
Akamai Technologies, Inc.
(e)
............. 4,996 599,120
Amadeus IT Group SA
(e)
............... 189,200 12,407,890
Automatic Data Processing, Inc. .......... 10,446 2,189,795
Broadridge Financial Solutions, Inc. ....... 1,277 221,547
CGI, Inc., Class A
(e)
.................. 21,364 1,943,412
Cognizant Technology Solutions Corp., Class A 18,932 1,392,070
DXC Technology Co.
(e)
................ 4,096 163,758
EPAM Systems, Inc.
(e)
................. 916 512,777
Fidelity National Information Services, Inc. ... 183,781 27,392,558
Fiserv, Inc.
(e)
....................... 6,512 749,596
FleetCor Technologies, Inc.
(e)
............ 1,042 269,065
Gartner, Inc.
(e)
...................... 1,171 309,999
GDS Holdings Ltd., Class A
(e)
............ 2,293,500 17,005,244
GDS Holdings Ltd., ADR
(e)(f)
............. 179,936 10,609,027
Global Payments, Inc. ................ 3,444 666,104
HCL Technologies Ltd. ................ 58,837 811,322
Infosys Ltd. ........................ 444,138 9,679,506
Infosys Ltd., ADR .................... 503,478 11,136,933
International Business Machines Corp. ..... 13,303 1,875,191
Jack Henry & Associates, Inc. ........... 1,073 186,799
Mastercard, Inc., Class A ............... 9,968 3,847,050
Obic Co. Ltd. ....................... 1,200 210,904
Paychex, Inc. ...................... 125,838 14,322,881
PayPal Holdings, Inc.
(e)
................ 20,012 5,513,906
Samsung SDS Co. Ltd. ................ 4,974 790,249
Shopify, Inc., Class A
(e)
................ 1,399 2,100,294
SUNeVision Holdings Ltd. .............. 6,044,000 6,376,839
Switch, Inc., Class A .................. 140,870 2,910,374
Tata Consultancy Services Ltd. .......... 63,333 2,700,121
Tech Mahindra Ltd. .................. 70,757 1,151,878
VeriSign, Inc.
(e)
..................... 2,304 498,516
Visa, Inc., Class A ................... 158,673 39,095,440
Western Union Co. (The) .............. 4,580 106,302
Wipro Ltd. ......................... 12,029 95,073
193,319,749

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Leisure Products — 0.1%
Hasbro, Inc. ....................... 178,711 $ 17,771,022
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. .............. 23,655 3,624,656
Bio-Rad Laboratories, Inc., Class A
(e)
....... 205 151,600
Charles River Laboratories International, Inc.
(e)
539 219,330
Hangzhou Tigermed Consulting Co. Ltd., Class
H
(b)
........................... 73,700 1,431,288
Illumina, Inc.
(e)
...................... 1,584 785,268
IQVIA Holdings, Inc.
(e)
................. 2,093 518,436
Joinn Laboratories China Co. Ltd., Class A ... 310,210 9,135,236
Joinn Laboratories China Co. Ltd., Class H
(b)
. 111,780 1,870,857
Lonza Group AG (Registered) ........... 19,275 15,008,017
Mettler-Toledo International, Inc.
(e)
........ 239 352,217
PerkinElmer, Inc. .................... 1,280 233,254
Thermo Fisher Scientific, Inc. ............ 4,253 2,296,663
Waters Corp.
(e)
..................... 757 295,086
WuXi AppTec Co. Ltd., Class H
(b)
......... 71,240 1,579,056
WuXi Biologics Cayman, Inc.
(b)(e)
.......... 67,500 1,031,012
38,531,976
Machinery — 0.4%
Alfa Laval AB ...................... 215,057 8,980,979
Atlas Copco AB, Class A ............... 62,853 4,256,722
Caterpillar, Inc. ..................... 6,032 1,247,116
Cummins, Inc. ...................... 1,769 410,585
Deere & Co. ....................... 7,083 2,561,142
Dover Corp. ....................... 2,264 378,360
Epiroc AB, Class A ................... 87,333 2,034,390
FANUC Corp. ...................... 10,500 2,351,661
Fortive Corp. ....................... 5,099 370,493
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 2,042,594 11,667,594
IDEX Corp. ........................ 1,078 244,372
Illinois Tool Works, Inc. ................ 3,552 805,132
Ingersoll Rand, Inc.
(e)
................. 4,738 231,546
Kone OYJ, Class B .................. 120,449 9,976,387
Makita Corp. ....................... 4,700 244,395
Otis Worldwide Corp. ................. 227,527 20,375,043
PACCAR, Inc. ...................... 4,303 357,106
Parker-Hannifin Corp. ................. 1,503 468,981
Pentair plc ........................ 2,398 176,661
SMC Corp. ........................ 2,300 1,367,290
Snap-on, Inc. ...................... 27,069 5,900,501
Stanley Black & Decker, Inc. ............ 4,823 950,372
Techtronic Industries Co. Ltd. ............ 84,500 1,506,829
Thermax Ltd. ...................... 4,660 88,961
Wartsila OYJ Abp .................... 19,200 289,239
Westinghouse Air Brake Technologies Corp. .. 3,190 270,735
Xylem, Inc. ........................ 2,292 288,448
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A .......... 508,900 601,328
78,402,368
Marine — 0.1%
AP Moller - Maersk A/S, Class B .......... 174 482,889
Kuehne + Nagel International AG (Registered) 24,497 8,263,648
MISC Bhd. ........................ 174,800 277,574
Projector SA
(c)(e)
..................... 24,388 —
9,024,111
Media — 0.1%
Charter Communications, Inc., Class A
(e)
.... 1,514 1,126,492
Comcast Corp., Class A ............... 358,623 21,097,791
Discovery, Inc., Class A
(e)
.............. 1,753 50,854
Discovery, Inc., Class C
(e)
.............. 3,190 86,481
DISH Network Corp., Class A
(e)
.......... 2,539 106,359
Security
Shares
Shares Value
Media (continued)
Fox Corp., Class A ................... 3,795 $ 135,330
Fox Corp., Class B ................... 1,673 55,610
Interpublic Group of Cos., Inc. (The) ....... 4,184 147,946
News Corp., Class A .................. 4,257 104,850
News Corp., Class B ................. 1,327 31,198
Omnicom Group, Inc. ................. 2,285 166,394
Sirius XM Holdings, Inc. ............... 275,299 1,781,184
Telenet Group Holding NV .............. 14,284 536,100
ViacomCBS, Inc. .................... 6,085 249,059
25,675,648
Metals & Mining — 0.2%
Alrosa PJSC ....................... 1,500,910 2,658,407
China Molybdenum Co. Ltd., Class H ...... 23,613,000 17,283,318
China Steel Corp.
(e)
.................. 372,000 485,151
Freeport-McMoRan, Inc. ............... 15,778 601,142
Hochschild Mining plc ................. 107,064 229,375
Newmont Corp. ..................... 8,672 544,775
Novolipetsk Steel PJSC ............... 3,615,853 12,780,449
Nucor Corp. ....................... 3,474 361,366
Wheaton Precious Metals Corp. .......... 122,243 5,646,733
40,590,716
Multiline Retail — 0.1%
Dollar General Corp. ................. 2,479 576,715
Dollar Tree, Inc.
(e)
.................... 2,556 255,063
Fix Price Group Ltd., GDR
(e)
............. 1,341,077 10,252,534
Target Corp. ....................... 13,524 3,530,440
14,614,752
Multi-Utilities — 0.5%
AGL Energy Ltd. .................... 29,401 155,697
Ameren Corp. ...................... 111,296 9,339,960
Atco Ltd., Class I .................... 8,443 305,074
CenterPoint Energy, Inc. ............... 365,652 9,309,500
CMS Energy Corp. ................... 119,789 7,401,762
Consolidated Edison, Inc. .............. 17,726 1,307,647
Dominion Energy, Inc. ................. 268,243 20,083,353
DTE Energy Co. .................... 2,027 237,808
National Grid plc .................... 946,957 12,107,898
NiSource, Inc. ...................... 273,725 6,780,168
Public Service Enterprise Group, Inc. ...... 171,738 10,687,256
Qatar Electricity & Water Co. QSC ........ 31,180 138,615
Sempra Energy ..................... 85,253 11,138,305
WEC Energy Group, Inc. ............... 43,230 4,069,672
93,062,715
Oil, Gas & Consumable Fuels — 0.8%
APA Corp. ........................ 4,063 76,181
Cabot Oil & Gas Corp. ................ 4,521 72,336
California Resources Corp.
(e)
............ 3,020 84,892
Cheniere Energy, Inc.
(e)
................ 75,211 6,387,670
Chesapeake Energy Corp. ............. 139,612 7,546,029
Chevron Corp. ...................... 33,495 3,410,126
China Petroleum & Chemical Corp., Class A .. 4,173,200 2,574,747
China Petroleum & Chemical Corp., Class H . 37,386,000 17,095,521
ConocoPhillips ..................... 14,761 827,502
Devon Energy Corp. .................. 6,390 165,118
Diamondback Energy, Inc. .............. 1,867 144,002
Enbridge, Inc. ...................... 494,229 19,482,352
Energy Transfer LP .................. 109,466 1,079,335
Enterprise Products Partners LP .......... 76,777 1,732,857
EOG Resources, Inc. ................. 18,631 1,357,455
Equinor ASA ....................... 162,898 3,173,122
Equitrans Midstream Corp. ............. 48,639 399,812
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $1,050,145)
(e)(h)
................ 29,987 1,334,122

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. ................... 46,079 $ 2,652,767
Gibson Energy, Inc. .................. 29,794 545,921
Hess Corp. ........................ 3,023 231,078
Kinder Morgan, Inc. .................. 228,427 3,970,061
LUKOIL PJSC ...................... 67,274 5,776,515
LUKOIL PJSC, ADR .................. 240,644 20,619,774
Magellan Midstream Partners LP ......... 33,774 1,573,868
Marathon Oil Corp. ................... 8,688 100,694
Marathon Petroleum Corp. ............. 7,038 388,638
MOL Hungarian Oil & Gas plc
(e)
.......... 20,748 165,296
Occidental Petroleum Corp. ............. 9,050 236,205
ONEOK, Inc. ....................... 7,201 374,236
Pembina Pipeline Corp. ............... 228,509 7,553,471
PetroChina Co. Ltd., Class A ............ 1,294,000 936,232
PetroChina Co. Ltd., Class H ............ 262,000 109,449
Petroleo Brasileiro SA, ADR ............ 495,722 5,289,354
Petronas Dagangan Bhd. .............. 35,200 153,458
Petronet LNG Ltd. ................... 3,622,355 10,631,026
Phillips 66 ......................... 4,686 344,093
Phillips 66 Partners LP ................ 29,169 1,065,543
Pioneer Natural Resources Co. .......... 2,520 366,332
Plains All American Pipeline LP .......... 159,901 1,600,609
Plains GP Holdings LP, Class A
(e)
......... 408,422 4,284,347
Qatar Fuel QSC ..................... 37,378 180,720
Qatar Gas Transport Co. Ltd. ............ 497,810 406,544
Saudi Arabian Oil Co.
(b)
................ 201,677 1,874,052
Targa Resources Corp. ................ 151,433 6,376,844
TC Energy Corp. .................... 5,817 283,462
Valero Energy Corp. .................. 4,312 288,775
Williams Cos., Inc. (The) ............... 327,200 8,196,360
153,518,903
Paper & Forest Products — 0.1%
Empresas CMPC SA ................. 85,177 184,073
Suzano SA
(e)
....................... 1,046,631 10,921,979
11,106,052
Personal Products — 0.3%
AMOREPACIFIC Group ............... 12,661 634,613
Colgate-Palmolive India Ltd. ............ 50,521 1,158,189
Dabur India Ltd. ..................... 232,838 1,881,128
Estee Lauder Cos., Inc. (The), Class A ..... 43,351 14,471,864
Kao Corp. ......................... 23,300 1,402,924
LG Household & Health Care Ltd. ......... 1,820 2,308,524
L'Oreal SA ........................ 17,622 8,061,956
Marico Ltd. ........................ 206,051 1,515,927
TCI Co. Ltd. ....................... 29,000 339,294
Unilever plc ........................ 363,584 20,924,818
52,699,237
Pharmaceuticals — 1.1%
Alkem Laboratories Ltd. ............... 6,003 278,827
Astellas Pharma, Inc. ................. 8,200 130,605
AstraZeneca Pharma India Ltd. .......... 1,769 80,037
AstraZeneca plc .................... 319,653 36,731,288
Bristol-Myers Squibb Co. ............... 503,793 34,192,431
Cadila Healthcare Ltd. ................ 58,993 465,009
Catalent, Inc.
(e)
..................... 1,794 214,939
China Medical System Holdings Ltd. ....... 24,000 48,739
China Resources Pharmaceutical Group Ltd.
(b)
586,000 313,870
Dr. Reddy's Laboratories Ltd. ............ 4,866 308,338
Eli Lilly & Co. ...................... 8,574 2,087,769
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class H
(f)
........... 104,000 281,190
Johnson & Johnson .................. 104,310 17,962,182
Luye Pharma Group Ltd.
(b)(e)
............. 112,000 60,236
Security
Shares
Shares Value
Pharmaceuticals (continued)
Merck & Co., Inc. .................... 27,344 $ 2,101,933
Novo Nordisk A/S, Class B ............. 384,321 35,577,117
Ono Pharmaceutical Co. Ltd. ............ 3,200 73,050
Organon & Co.
(e)
.................... 2,734 79,313
Perrigo Co. plc ..................... 1,463 70,268
Pfizer, Inc. ........................ 291,448 12,476,889
Roche Holding AG ................... 7,737 3,007,651
Sanofi ........................... 466,365 48,069,796
Sanofi India Ltd. .................... 881 98,978
Sino Biopharmaceutical Ltd. ............ 2,893,000 2,457,595
Takeda Pharmaceutical Co. Ltd. .......... 75,800 2,523,119
Tonghua Dongbao Pharmaceutical Co. Ltd.,
Class A ........................ 927,046 1,586,708
Viatris, Inc. ........................ 16,245 228,567
Zoetis, Inc. ........................ 5,881 1,192,079
202,698,523
Professional Services — 0.3%
Equifax, Inc. ....................... 1,403 365,622
Experian plc ....................... 105,608 4,649,478
IHS Markit Ltd. ..................... 5,998 700,806
Nielsen Holdings plc .................. 4,345 102,933
NMG, Inc.
(e)
........................ 3,714 508,818
Randstad NV ...................... 3,043 220,772
Recruit Holdings Co. Ltd. .............. 11,800 611,602
RELX plc ......................... 1,360,088 40,308,399
Robert Half International, Inc. ............ 12,464 1,224,089
Teleperformance .................... 19,976 8,425,815
Thomson Reuters Corp. ............... 3,352 355,190
Verisk Analytics, Inc. .................. 1,971 374,372
57,847,896
Real Estate Management & Development — 0.8%
Aldar Properties PJSC ................ 79,017 85,284
Aroundtown SA ..................... 2,859,817 22,384,003
Barwa Real Estate Co. ................ 234,595 193,205
CapitaLand Ltd.
(e)
.................... 8,202,900 24,370,560
CBRE Group, Inc., Class A
(e)
............ 3,551 342,529
China Vanke Co. Ltd., Class H ........... 237,500 618,701
Daito Trust Construction Co. Ltd. ......... 8,500 998,664
Emaar Development PJSC
(e)
............ 157,196 160,330
Emaar Malls PJSC
(e)
.................. 130,402 67,326
ESR Cayman Ltd.
(b)(e)
................. 7,613,200 26,759,006
FirstService Corp. ................... 1,389 258,717
Hang Lung Properties Ltd. .............. 6,411,000 16,594,169
LEG Immobilien SE .................. 53,631 8,476,212
Shenzhen Investment Ltd. .............. 264,000 74,191
Sunac China Holdings Ltd.
(e)
............ 973,000 2,524,694
VGP NV .......................... 38,769 7,983,817
Vonovia SE ........................ 392,856 26,155,942
138,047,350
Road & Rail — 0.2%
Canadian Pacific Railway Ltd. ........... 99,095 7,358,256
CJ Logistics Corp.
(e)
.................. 4,673 715,141
CSX Corp. ........................ 359,895 11,631,806
East Japan Railway Co. ............... 68,200 4,543,646
JB Hunt Transport Services, Inc. ......... 925 155,816
Kansas City Southern ................. 14,302 3,830,076
Norfolk Southern Corp. ................ 2,909 750,027
Old Dominion Freight Line, Inc. .......... 1,092 293,912
Seibu Holdings, Inc. .................. 201,900 2,278,145
Union Pacific Corp. .................. 28,826 6,305,976
United International Transportation Co. ..... 17,925 230,017
38,092,818

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc.
(e)
.......... 13,059 $ 1,386,735
Analog Devices, Inc. .................. 4,476 749,372
Applied Materials, Inc. ................ 9,897 1,384,887
ASML Holding NV ................... 16,865 12,891,348
Broadcom, Inc. ..................... 4,505 2,186,727
Disco Corp. ........................ 2,000 571,114
Enphase Energy, Inc.
(e)
................ 1,477 280,039
GCL-Poly Energy Holdings Ltd.
(e)
......... 299,000 47,840
Hua Hong Semiconductor Ltd.
(b)(e)(f)
........ 1,757,000 11,134,221
Intel Corp. ........................ 53,193 2,857,528
KLA Corp. ......................... 1,668 580,731
Lam Research Corp. ................. 1,559 993,722
Maxim Integrated Products, Inc.
(e)
......... 4,856 485,163
MediaTek, Inc. ...................... 400,000 13,079,139
Microchip Technology, Inc. .............. 3,050 436,516
Micron Technology, Inc.
(e)
.............. 12,057 935,382
Monolithic Power Systems, Inc. .......... 458 205,761
Nanya Technology Corp.
(e)
.............. 3,084,000 8,023,586
NVIDIA Corp. ...................... 35,608 6,943,204
NXP Semiconductors NV .............. 2,989 616,900
Phison Electronics Corp.
(e)
.............. 8,000 136,719
Qorvo, Inc.
(e)
....................... 1,209 229,214
QUALCOMM, Inc. ................... 12,258 1,836,248
Skyworks Solutions, Inc. ............... 1,785 329,350
Taiwan Semiconductor Manufacturing Co. Ltd. 4,634,000 96,848,283
Teradyne, Inc. ...................... 1,841 233,807
Texas Instruments, Inc. ................ 148,596 28,325,370
Tokyo Electron Ltd. .................. 10,800 4,454,195
Xilinx, Inc. ......................... 4,423 662,742
198,845,843
Software — 0.7%
Adobe, Inc.
(e)
....................... 12,382 7,697,023
ANSYS, Inc.
(e)
...................... 930 342,668
Autodesk, Inc.
(e)
..................... 2,389 767,180
Cadence Design Systems, Inc.
(e)
......... 9,293 1,372,111
Check Point Software Technologies Ltd.
(e)
... 20,140 2,559,794
Citrix Systems, Inc. .................. 1,355 136,516
Constellation Software, Inc. ............. 863 1,382,370
Cyient Ltd. ........................ 30,222 401,071
Fortinet, Inc.
(e)
...................... 12,281 3,343,379
Glodon Co. Ltd., Class A ............... 837,398 8,186,291
HubSpot, Inc.
(e)
..................... 1,865 1,111,577
Intuit, Inc. ......................... 59,517 31,542,224
Microsoft Corp. ..................... 223,130 63,571,968
Nice Ltd.
(e)
........................ 4,217 1,173,520
NortonLifeLock, Inc. .................. 7,223 179,275
Oracle Corp. ....................... 20,098 1,751,340
Paycom Software, Inc.
(e)
............... 531 212,400
PTC, Inc.
(e)
........................ 3,374 457,008
salesforce.com, Inc.
(e)
................. 10,502 2,540,749
ServiceNow, Inc.
(e)
................... 5,293 3,111,702
Shanghai Baosight Software Co. Ltd., Class A 24,700 255,490
Synopsys, Inc.
(e)
.................... 2,864 824,803
Trend Micro, Inc. .................... 6,600 343,616
Tyler Technologies, Inc.
(e)
.............. 439 216,269
Zendesk, Inc.
(e)
..................... 2,450 319,799
Zoom Video Communications, Inc., Class A
(e)
. 1,041 393,602
Zscaler, Inc.
(e)
...................... 3,047 718,818
134,912,563
Specialty Retail — 0.2%
ABC-Mart, Inc. ..................... 19,200 1,058,618
Advance Auto Parts, Inc. ............... 615 130,417
AutoZone, Inc.
(e)
.................... 223 362,056
Best Buy Co., Inc. ................... 2,504 281,324
Security
Shares
Shares Value
Specialty Retail (continued)
CarMax, Inc.
(e)
...................... 1,761 $ 235,886
China Yongda Automobiles Services Holdings
Ltd. ........................... 34,500 64,419
Fast Retailing Co. Ltd. ................ 3,100 2,102,429
Gap, Inc. (The) ..................... 2,303 67,179
Home Depot, Inc. (The) ............... 11,667 3,828,993
Home Product Center PCL, NVDR ........ 1,518,900 615,368
Hotai Motor Co. Ltd. .................. 27,000 571,552
Jarir Marketing Co. ................... 10,472 561,719
JUMBO SA ........................ 7,271 115,514
L Brands, Inc. ...................... 2,497 199,935
Lowe's Cos., Inc. .................... 9,757 1,880,076
Nitori Holdings Co. Ltd. ................ 12,000 2,280,914
O'Reilly Automotive, Inc.
(e)
.............. 2,720 1,642,445
Ross Stores, Inc. .................... 3,856 473,093
TJX Cos., Inc. (The) .................. 37,172 2,557,805
Topsports International Holdings Ltd.
(b)
...... 12,263,000 17,113,584
Tractor Supply Co. ................... 1,184 214,221
Ulta Beauty, Inc.
(e)
................... 11,335 3,806,293
USS Co. Ltd. ....................... 11,800 205,414
Zhongsheng Group Holdings Ltd. ......... 138,000 1,271,842
41,641,096
Technology Hardware, Storage & Peripherals — 0.4%
Acer, Inc. ......................... 413,000 403,177
Advantech Co. Ltd. .................. 89,295 1,165,487
Apple, Inc. ........................ 269,948 39,374,615
Asustek Computer, Inc.
(e)
............... 201,000 2,527,099
Canon, Inc. ........................ 72,200 1,662,627
Catcher Technology Co. Ltd. ............ 271,000 1,796,436
Compal Electronics, Inc. ............... 2,736,000 2,116,371
Hewlett Packard Enterprise Co. .......... 13,270 192,415
HP, Inc. .......................... 13,261 382,845
Inventec Corp. ...................... 1,764,000 1,482,167
Lenovo Group Ltd. ................... 4,414,000 4,115,978
Lite-On Technology Corp. .............. 978,000 2,247,866
Logitech International SA (Registered) ...... 4,414 484,964
NetApp, Inc. ....................... 6,180 491,866
Quanta Computer, Inc. ................ 504,000 1,396,153
Ricoh Co. Ltd. ...................... 4,900 53,542
Samsung Electronics Co. Ltd. ........... 43,709 2,986,915
Seagate Technology Holdings plc ......... 2,392 210,257
Western Digital Corp.
(e)
................ 3,199 207,711
Wiwynn Corp. ...................... 218,000 7,329,323
70,627,814
Textiles, Apparel & Luxury Goods — 0.3%
ANTA Sports Products Ltd. ............. 3,000 65,314
EssilorLuxottica SA .................. 70,632 13,334,121
Hanesbrands, Inc. ................... 3,888 70,995
Kering SA ......................... 23,821 21,370,760
Li Ning Co. Ltd. ..................... 25,500 269,313
LVMH Moet Hennessy Louis Vuitton SE ..... 29,897 23,937,552
NIKE, Inc., Class B .................. 13,777 2,307,785
PVH Corp.
(e)
....................... 774 80,976
Ralph Lauren Corp. .................. 459 52,106
Tapestry, Inc.
(e)
..................... 3,099 131,088
Under Armour, Inc., Class A
(e)
............ 2,023 41,370
Under Armour, Inc., Class C
(e)
........... 2,090 36,617
VF Corp. ......................... 3,914 313,903
62,011,900
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 416,550 13,712,672

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Tobacco — 0.2%
Altria Group, Inc. .................... 20,424 $ 981,169
British American Tobacco plc ............ 36,780 1,367,935
ITC Ltd. .......................... 959,074 2,644,441
Japan Tobacco, Inc. .................. 292,300 5,711,630
KT&G Corp. ....................... 38,823 2,779,332
Philip Morris International, Inc. ........... 209,620 20,980,866
Swedish Match AB ................... 140,278 1,256,185
35,721,558
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)
.................. 1,469,500 10,804,745
Fastenal Co. ....................... 6,186 338,807
Ferguson plc ....................... 167,841 23,529,478
United Rentals, Inc.
(e)
................. 777 256,060
WW Grainger, Inc. ................... 3,425 1,522,687
36,451,777
Transportation Infrastructure — 0.7%
Aena SME SA
(b)(e)
.................... 44,642 7,109,097
Atlantia SpA
(e)
...................... 272,691 4,946,201
Auckland International Airport Ltd.
(e)
....... 652,969 3,294,457
Beijing Capital International Airport Co. Ltd.,
Class H
(e)
....................... 3,670,000 2,109,240
Flughafen Zurich AG (Registered)
(e)
....... 54,854 8,814,348
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 198,513 13,056,966
Getlink SE ........................ 550,892 8,824,518
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(e)
....................... 1,114,329 12,746,944
Hamburger Hafen und Logistik AG ........ 110,422 2,619,160
International Container Terminal Services, Inc. 101,740 316,506
Japan Airport Terminal Co. Ltd. .......... 49,300 2,130,444
Jiangsu Expressway Co. Ltd., Class H ..... 11,652,000 12,449,456
Macquarie Infrastructure Corp. ........... 4,014 158,553
Shanghai International Port Group Co. Ltd.,
Class A ........................ 666,300 508,693
Shenzhen Expressway Co. Ltd., Class H .... 88,000 83,152
Shenzhen International Holdings Ltd. ...... 129,500 170,698
Sydney Airport
(e)(g)
................... 2,955,077 17,004,040
Transurban Group
(g)
.................. 2,655,041 28,004,814
Westports Holdings Bhd. ............... 127,100 122,281
124,469,568
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 38,462 6,542,771
Beijing Enterprises Water Group Ltd.
(e)
..... 1,008,000 370,012
Guangdong Investment Ltd. ............. 878,000 1,228,570
Severn Trent plc .................... 123,217 4,789,635
12,930,988
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL, NVDR ........ 71,200 389,014
Axiata Group Bhd. ................... 311,800 275,682
Bharti Airtel Ltd. ..................... 45,881 347,053
DiGi.Com Bhd. ..................... 230,700 227,009
Etihad Etisalat Co. ................... 167,948 1,442,476
Far EasTone Telecommunications Co. Ltd. ... 229,000 496,319
Global Telecom Holding SAE
(c)(e)
.......... 201,938 63,005
Globe Telecom, Inc. .................. 4,625 172,102
Maxis Bhd. ........................ 177,700 179,384
Mobile Telecommunications Co. KSCP ..... 333,099 655,222
Mobile Telecommunications Co. Saudi Arabia
(e)
78,642 297,759
Mobile TeleSystems PJSC .............. 187,674 807,905
Mobile TeleSystems PJSC, ADR .......... 27,474 236,002
SK Telecom Co. Ltd. .................. 6,753 1,768,841
Taiwan Mobile Co. Ltd.
(e)
............... 252,000 937,171
Tele2 AB, Class B ................... 1,066,113 15,660,154
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
T-Mobile US, Inc.
(e)
................... 6,327 $ 911,214
Turkcell Iletisim Hizmetleri A/S ........... 58,194 106,449
Vodacom Group Ltd. ................. 119,446 1,065,058
26,037,819
Total Common Stocks — 23.7%
(Cost: $3,507,772,465) ............................ 4,324,693,510
Par (000)
Par (000)
Corporate Bonds — 32.1%
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
:
7.50%, 12/01/24 .................. USD 1,309 1,359,724
7.50%, 03/15/25 .................. 2,962 3,018,011
7.13%, 06/15/26 .................. 4,900 5,095,902
7.88%, 04/15/27 .................. 1,325 1,371,706
7.45%, 05/01/34 .................. 362 409,965
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 2,887 2,980,828
Howmet Aerospace, Inc.:
5.13%, 10/01/24 .................. 306 336,888
6.88%, 05/01/25 .................. 500 581,855
5.90%, 02/01/27 .................. 1,156 1,368,698
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 2,960 3,085,800
L3Harris Technologies, Inc.:
3.83%, 04/27/25 .................. 355 390,479
4.40%, 06/15/28 .................. 1,650 1,928,148
2.90%, 12/15/29 .................. 60 64,569
1.80%, 01/15/31 .................. 4,965 4,894,844
4.85%, 04/27/35 .................. 500 639,995
5.05%, 04/27/45 .................. 120 160,493
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 4,361 4,758,941
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 1,278 1,341,900
SSL Robotics LLC, 9.75%, 12/31/23
(b)
..... 356 392,034
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................. 11,477 12,323,429
6.25%, 03/15/26
(b)
................. 35,107 36,818,466
6.38%, 06/15/26 .................. 1,416 1,463,790
7.50%, 03/15/27 .................. 2,071 2,193,810
5.50%, 11/15/27 .................. 1,000 1,032,500
4.63%, 01/15/29
(b)
................. 1,836 1,831,410
4.88%, 05/01/29
(b)
................. 2,289 2,292,617
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 7,863 8,708,273
100,845,075
Air Freight & Logistics — 0.0%
FedEx Corp.:
3.10%, 08/05/29 .................. 781 855,087
4.55%, 04/01/46 .................. 795 980,362
XPO Logistics, Inc., 6.25%, 05/01/25
(b)
..... 160 169,800
2,005,249
Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
.......... 3,620 3,628,688
Air France-KLM, 3.88%, 07/01/26 ........ EUR 400 465,536
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................. USD 6,886 8,607,500
5.50%, 04/20/26 .................. 4,898 5,124,286
5.75%, 04/20/29 .................. 9,411 10,151,005
Avianca Holdings SA, (LIBOR USD 3 Month +
12.00%), 10.65%, 11/10/21
(a)(b)
........ 8,936 8,688,875
Delta Air Lines, Inc.:
7.38%, 01/15/26 .................. 825 971,199
4.75%, 10/20/28
(b)
................. 5,591 6,247,943

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Airlines (continued)
Deutsche Lufthansa AG:
2.00%, 07/14/24 .................. EUR 1,000 $ 1,183,011
3.75%, 02/11/28 .................. 500 613,748
3.50%, 07/14/29 .................. 1,200 1,441,294
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ USD 2,941 3,082,874
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(i)
................. EUR 600 691,694
2.75%, 03/25/25 .................. 800 945,647
1.50%, 07/04/27 .................. 200 213,518
1.13%, 05/18/28
(i)
................. 1,200 1,359,879
3.75%, 03/25/29 .................. 600 709,515
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 5,594 6,090,467
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
599 672,053
United Airlines Holdings, Inc., 4.88%, 01/15/25 175 179,375
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 . 425 445,915
Series 2020-1, Class A, 5.88%, 10/15/27 . 10,337 11,498,514
United Airlines, Inc.
(b)
:
4.38%, 04/15/26 .................. 3,948 4,062,018
4.63%, 04/15/29 .................. 3,439 3,537,871
80,612,425
Auto Components — 0.5%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 105 114,786
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 .................. 3,949 4,313,256
3.75%, 01/30/31 .................. 3,155 3,143,168
American Axle & Manufacturing, Inc., 6.25%,
04/01/25 ...................... 420 434,175
Clarios Global LP:
6.75%, 05/15/25
(b)
................. 4,587 4,862,220
4.38%, 05/15/26 .................. EUR 1,500 1,838,130
6.25%, 05/15/26
(b)
................. USD 7,820 8,269,650
8.50%, 05/15/27
(b)
................. 15,417 16,650,360
Cooper-Standard Automotive, Inc., 13.00%,
06/01/24
(b)
..................... 1,800 2,037,726
Dana Financing Luxembourg SARL, 3.00%,
07/15/29 ...................... EUR 650 794,339
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... USD 2,566 2,761,940
Faurecia SE:
3.75%, 06/15/28 .................. EUR 590 737,378
2.38%, 06/15/29 .................. 370 447,555
Goodyear Tire & Rubber Co. (The):
5.00%, 07/15/29
(b)
................. USD 1,499 1,576,903
5.25%, 07/15/31
(b)
................. 3,136 3,308,480
5.63%, 04/30/33 .................. 2,998 3,185,375
Grupo Antolin-Irausa SA, 3.50%, 04/30/28 ... EUR 777 910,693
Icahn Enterprises LP:
6.75%, 02/01/24 .................. USD 1,000 1,021,250
4.75%, 09/15/24 .................. 2,616 2,726,451
6.38%, 12/15/25 .................. 2,650 2,726,187
6.25%, 05/15/26 .................. 2,462 2,587,070
5.25%, 05/15/27 .................. 4,494 4,724,317
4.38%, 02/01/29 .................. 3,981 4,030,763
IHO Verwaltungs GmbH
(j)
:
4.75%, (4.75% Cash or 5.50% PIK),
09/15/26
(b)
.................... 600 616,470
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
.................... EUR 906 1,105,927
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
.................... USD 200 208,373
JB Poindexter & Co., Inc., 7.13%, 04/15/26
(b)
. 200 210,750
Nemak SAB de CV, 3.63%, 06/28/31
(b)
..... 4,140 4,145,175
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
... 486 496,060
Security
Par (000)
Par (000) Value
Auto Components (continued)
Tenneco, Inc.:
5.00%, 07/15/26 .................. USD 117 $ 115,391
7.88%, 01/15/29
(b)
................. 1,051 1,187,630
5.13%, 04/15/29
(b)
................. 1,090 1,119,975
ZF Europe Finance BV:
2.00%, 02/23/26 .................. EUR 1,200 1,450,547
2.50%, 10/23/27 .................. 500 613,884
ZF Finance GmbH:
2.00%, 05/06/27 .................. 700 841,897
2.75%, 05/25/27 .................. 400 496,090
85,810,341
Automobiles — 0.2%
Ford Motor Co.:
8.50%, 04/21/23 .................. USD 515 571,769
9.00%, 04/22/25 .................. 640 787,808
4.35%, 12/08/26 .................. 1,169 1,261,731
9.63%, 04/22/30 .................. 635 916,781
4.75%, 01/15/43 .................. 1,794 1,969,435
5.29%, 12/08/46 .................. 704 805,640
General Motors Co.:
6.25%, 10/02/43 .................. 65 90,558
5.20%, 04/01/45 .................. 910 1,137,930
5.95%, 04/01/49 .................. 345 472,371
Hyundai Capital America
(b)
:
1.25%, 09/18/23 .................. 480 484,231
0.80%, 01/08/24 .................. 3,620 3,605,273
Jaguar Land Rover Automotive plc:
5.63%, 02/01/23
(b)
................. 150 150,525
7.75%, 10/15/25
(b)
................. 570 618,313
4.50%, 01/15/26 .................. EUR 700 859,438
6.88%, 11/15/26 .................. 400 542,559
4.50%, 10/01/27
(b)
................. USD 450 441,585
5.88%, 01/15/28
(b)
................. 200 207,230
4.50%, 07/15/28 .................. EUR 1,248 1,491,544
Mclaren Finance plc, 7.50%, 08/01/26
(b)
.... USD 375 380,625
Nissan Motor Acceptance Corp., 2.75%,
03/09/28
(b)
..................... 575 586,880
Nissan Motor Co. Ltd.
(b)
:
3.04%, 09/15/23 .................. 4,540 4,732,325
4.35%, 09/17/27 .................. 1,195 1,327,309
4.81%, 09/17/30 .................. 340 388,163
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.62%, 02/18/30
(a)
........... EUR 900 1,084,750
Renault SA:
1.25%, 06/24/25 .................. 100 117,652
2.38%, 05/25/26 .................. 500 602,143
TML Holdings Pte. Ltd., 4.35%, 06/09/26 ... USD 4,200 4,121,250
Volkswagen Group of America Finance LLC
(b)
:
0.75%, 11/23/22 .................. 1,880 1,886,814
1.25%, 11/24/25 .................. 305 306,016
3.20%, 09/26/26 .................. 305 331,224
Volvo Car AB, 2.50%, 10/07/27 ......... EUR 428 556,445
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 1,802 1,937,150
34,773,467
Banks — 4.1%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.37%
(a)(k)
........... EUR 900 1,153,035
AIB Group plc
(a)
:
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(k)
...................... 2,400 3,074,760
(LIBOR USD 3 Month + 1.87%), 4.26%,
04/10/25
(b)
.................... USD 1,500 1,615,780
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(k)
...................... EUR 7,193 9,684,610

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi
5 Year + 4.17%), 7.25%
(a)(k)
.......... USD 630 $ 667,131
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(k)
2,062 2,422,850
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
:
(EUR Swap Annual 5 Year + 5.66%), 5.87% EUR 200 255,921
(EUR Swap Annual 5 Year + 6.04%), 6.00% 1,200 1,556,953
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 20,400 22,108,500
Banco BPM SpA
(a)
:
(EUR Swap Annual 5 Year + 5.42%), 5.00%,
09/14/30 ..................... EUR 352 455,140
(EUR Swap Annual 5 Year + 3.17%), 2.87%,
06/29/31 ..................... 4,575 5,413,526
Banco Davivienda SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 10 Year
+ 5.10%), 6.65%
(a)(b)(k)
.............. USD 820 861,000
Banco de Sabadell SA
(a)
:
(EUR Swap Annual 5 Year + 6.41%),
6.50%
(k)
...................... EUR 2,400 2,921,039
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 1,000 1,173,439
(EUR Swap Annual 5 Year + 2.95%), 2.50%,
04/15/31 ..................... 2,000 2,383,992
Banco do Brasil SA, 4.75%, 03/20/24 ...... USD 3,165 3,361,863
Banco Espirito Santo SA
(e)(l)
:
2.63%, 05/08/17 .................. EUR 800 132,860
4.75%, 01/15/18 .................. 1,500 249,112
4.00%, 01/21/19 .................. 5,400 896,805
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
................ USD 2,542 2,573,457
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
3,990 3,861,572
Banco Santander SA:
(EUR Swap Annual 5 Year + 6.80%),
6.75%
(a)(k)
..................... EUR 5,200 6,407,529
2.75%, 05/28/25 .................. USD 1,000 1,054,975
(EUR Swap Annual 5 Year + 4.53%),
4.37%
(a)(k)
..................... EUR 6,600 8,161,993
1.85%, 03/25/26 .................. USD 600 609,889
3.31%, 06/27/29 .................. 600 661,873
Bancolombia SA, 3.00%, 01/29/25 ....... 2,355 2,378,550
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(k)
...................... 8,484 8,917,956
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ................ 4,834 5,019,203
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)
........ 5,188 5,288,518
Bank of America Corp.:
4.20%, 08/26/24 .................. 2,650 2,904,473
Series L, 3.95%, 04/21/25 ........... 1,610 1,767,467
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
.... 1,990 1,993,280
4.45%, 03/03/26 .................. 2,220 2,514,307
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 4,860 5,340,146
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 25 26,552
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
.................... 1,090 1,131,385
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
.... 1,325 1,382,676
Series L, 4.75%, 04/21/45 ........... 225 287,430
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
.................... 445 559,406
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
.................... USD 1,760 $ 2,129,336
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
.... 190 186,625
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(k)
..... 5,000 5,204,063
Bank of Cyprus PCL, (EUR Swap Annual 5 Year
+ 2.79%), 2.50%, 06/24/27
(a)
......... EUR 1,025 1,190,445
Bank of East Asia Ltd. (The)
(a)(k)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ....................... USD 6,917 7,389,518
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ....................... 5,153 5,539,475
Barclays plc:
3.20%, 08/10/21 .................. 1,310 1,310,744
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(k)
.......................... 4,984 5,163,424
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(k)
.......................... 18,490 20,269,662
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(k)
..................... 2,900 3,287,875
3.65%, 03/16/25 .................. 395 429,182
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
.. GBP 2,052 3,248,034
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(k)
..................... USD 13,075 14,557,443
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(a)(k)
.. GBP 3,026 4,705,619
5.20%, 05/12/26 .................. USD 1,700 1,956,411
4.84%, 05/09/28 .................. 1,180 1,338,376
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
.................... 1,300 1,525,276
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.12%, 01/18/33
(a)
........... 2,621 2,702,906
BNP Paribas SA:
(LIBOR USD 6 Month + 0.08%), 0.28%
(a)(k)
450 426,357
(EUR Swap Annual 5 Year + 5.23%),
6.12%
(a)(k)
..................... EUR 1,755 2,177,572
4.25%, 10/15/24 .................. USD 585 645,353
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(a)(b)
................... 1,335 1,455,421
(SOFR + 2.07%), 2.22%, 06/09/26
(a)(b)
... 1,205 1,246,639
(SOFR + 1.00%), 1.32%, 01/13/27
(a)(b)
... 1,155 1,144,403
(USD Swap Semi 5 Year + 3.98%), 7.00%
(a)
(b)(k)
......................... 4,429 5,334,199
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62%
(a)(b)(k)
.................... 11,935 12,410,013
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%),
2.59%, 08/12/35
(a)(b)
.............. 200 197,468
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(k)
................ 2,225 2,253,230
CaixaBank SA
(a)(k)
:
(EUR Swap Annual 5 Year + 5.82%), 6.00% EUR 1,800 2,226,105
(EUR Swap Annual 5 Year + 6.22%), 6.37% 3,600 4,649,268
(EUR Swap Annual 5 Year + 6.50%), 6.75% 8,200 10,967,474
(EUR Swap Annual 5 Year + 4.50%), 5.25% 1,800 2,316,614

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(k)
............... USD 630 $ 657,878
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
.................... 1,000 1,023,709
3.20%, 10/21/26 .................. 800 871,447
4.45%, 09/29/27 .................. 4,225 4,875,166
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
.................... 275 307,725
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 425 454,555
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
.... 1,775 1,855,007
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 2,355 2,438,813
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
.... 665 687,700
Commerzbank AG, (EUR Swap Annual 5 Year +
6.36%), 6.12%
(a)(k)
................ EUR 11,000 14,351,120
Cooperatieve Rabobank UA, 3.88%, 02/08/22 USD 250 254,743
Credit Agricole SA
(a)(b)(k)
:
(USD Swap Semi 5 Year + 4.90%), 7.88% 3,600 4,059,000
(USD Swap Semi 5 Year + 6.19%), 8.12% 3,886 4,729,449
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 270 280,355
Danske Bank A/S
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
............... 1,460 1,466,707
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(k)
...................... 24,620 27,635,950
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
........... 800 851,018
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(k)
..................... 2,000 2,115,000
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(k)
........... 3,235 3,458,417
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(k)
........... EUR 3,600 4,775,786
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.42%
(a)(k)
.......... USD 3,590 3,420,552
HSBC Holdings plc:
(LIBOR USD 3 Month + 1.06%), 3.26%,
03/13/23
(a)
.................... 2,300 2,340,942
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
.................... 1,160 1,246,713
(USD Swap Rate 5 Year + 4.37%), 6.37%
(a)
(k)
.......................... 4,019 4,449,234
(SOFR + 0.71%), 0.98%, 05/24/25
(a)
.... 1,710 1,714,517
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(k)
..................... 690 696,037
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(k)
..................... 9,830 10,095,410
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
.... 1,195 1,239,462
5.25%, 03/14/44 .................. 340 449,577
Huntington National Bank (The):
3.13%, 04/01/22 .................. 310 315,195
1.80%, 02/03/23 .................. 700 714,978
ING Groep NV:
3.55%, 04/09/24 .................. 430 463,070
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(k)
.......................... 5,877 6,472,046
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(k)
.......................... 2,010 2,244,668
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
.... 985 1,002,937
Security
Par (000)
Par (000) Value
Banks (continued)
Intesa Sanpaolo SpA:
5.02%, 06/26/24
(b)
................. USD 1,500 $ 1,627,500
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(a)(k)
..................... EUR 2,050 2,684,113
5.71%, 01/15/26
(b)
................. USD 1,000 1,128,955
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(k)
..................... EUR 7,405 10,859,180
(EUR Swap Annual 5 Year + 5.75%), 5.87%,
03/04/29
(a)
.................... 700 930,097
5.15%, 06/10/30 .................. GBP 1,525 2,432,019
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(k)
..................... EUR 1,900 2,591,956
4.20%, 06/01/32
(b)
................. USD 3,485 3,586,358
4.95%, 06/01/42
(b)
................. 940 977,439
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 3,245 3,312,537
JPMorgan Chase & Co.:
3.38%, 05/01/23 .................. 1,680 1,763,359
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 350 365,260
4.25%, 10/01/27 .................. 1,420 1,631,949
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 2,585 2,884,486
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 100 114,080
(SOFR + 3.79%), 4.49%, 03/24/31
(a)
.... 290 346,846
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
.... 1,050 1,092,267
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
.................... 2,335 2,728,113
5.50%, 10/15/40 .................. 970 1,351,829
5.40%, 01/06/42 .................. 480 671,788
5.63%, 08/16/43 .................. 15 21,357
4.95%, 06/01/45 .................. 765 1,027,313
Series W, (LIBOR USD 3 Month + 1.00%),
1.16%, 05/15/47
(a)
............... 22,506 19,295,394
Kasikornbank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(k)
...................... 4,660 4,934,649
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ................ 4,561 4,665,903
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(k)
................ EUR 5,000 6,339,023
Lloyds Banking Group plc:
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
.................... USD 1,000 1,029,920
4.45%, 05/08/25 .................. 500 561,556
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
............... 1,100 1,192,212
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(k)
.......................... 3,975 4,628,657
4.58%, 12/10/25 .................. 2,350 2,648,765
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(k)
..................... 7,290 8,383,500
4.55%, 08/16/28 .................. 265 311,256
Macquarie Bank Ltd.
(a)(k)
:
(USD Swap Semi 5 Year + 3.70%), 6.13%
(b)
20,220 22,140,900
(USD Swap Semi 5 Year + 3.70%), 6.13% 1,680 1,839,600
Mitsubishi UFJ Financial Group, Inc.:
3.22%, 03/07/22 .................. 1,200 1,221,250
3.76%, 07/26/23 .................. 15 15,983
1.41%, 07/17/25 .................. 1,595 1,619,482
2.05%, 07/17/30 .................. 1,000 1,011,436

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(k)
........... USD 4,045 $ 4,070,281
National Westminster Bank plc, Series B,
(LIBOR USD 6 Month + 0.25%), 0.50%
(a)(k)
. 500 499,510
Natwest Group plc
(a)
:
(USD Swap Semi 5 Year + 7.60%), 8.62%
(k)
26,358 26,397,537
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ................ 590 607,126
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 ..................... 800 869,440
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(k)
... GBP 750 1,128,506
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27 ................ USD 665 668,702
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28 ................ 1,440 1,537,521
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35 ................ 1,210 1,220,711
Nordea Bank Abp:
0.75%, 08/28/25
(b)
................. 1,745 1,733,538
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(k)
.................... 14,225 16,367,570
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(k)
..................... 5,594 6,436,568
PNC Financial Services Group, Inc. (The),
2.55%, 01/22/30 ................. 550 583,028
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(k)
........... 4,500 4,745,531
Santander Holdings USA, Inc., 4.45%, 12/03/21 179 180,794
Santander UK Group Holdings plc:
2.88%, 08/05/21 .................. 1,150 1,150,161
(GBP Swap 5 Year + 5.54%), 7.38%
(a)(k)
.. GBP 275 402,055
3.57%, 01/10/23 .................. USD 2,745 2,782,917
(GBP Swap 5 Year + 5.79%), 6.75%
(a)(k)
.. GBP 5,825 9,017,755
(SOFR + 0.99%), 1.67%, 06/14/27
(a)
.... USD 1,150 1,155,717
Santander UK plc, 3.75%, 11/15/21 ....... 990 999,787
Shinhan Financial Group Co. Ltd.
(a)(k)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%),
5.87% ....................... 1,420 1,524,104
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.87% ....................... 4,300 4,252,968
Societe Generale SA
(a)
:
(USD Swap Semi 5 Year + 4.98%), 7.88%
(k)
6,732 7,490,023
(USD Swap Rate 5 Year + 5.87%), 8.00%
(b)
(k)
.......................... 16,275 19,224,844
(USD Swap Rate 5 Year + 5.87%), 8.00%
(k)
3,783 4,468,669
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%),
4.75%
(b)(k)
..................... 18,745 19,354,212
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.79%, 06/09/27
(b)
............... 927 930,685
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(b)(k)
..................... 15,900 17,172,000
Security
Par (000)
Par (000) Value
Banks (continued)
Standard Chartered plc
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23
(b)
............... USD 925 $ 933,243
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(k)
...................... 1,200 1,315,020
Stichting AK Rabobank Certificaten, 2.19%
(d)(k)
EUR 8,918 14,628,262
Sumitomo Mitsui Financial Group, Inc.:
2.35%, 01/15/25 .................. USD 1,675 1,756,156
2.75%, 01/15/30 .................. 950 1,010,815
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(k)
............... 4,281 4,339,329
UniCredit SpA:
6.57%, 01/14/22
(b)
................. 2,450 2,512,625
3.75%, 04/12/22
(b)
................. 3,150 3,216,802
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(a)(k)
..................... EUR 3,800 4,844,434
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(k)
.......................... USD 24,210 26,842,837
(EUR Swap Annual 5 Year + 4.93%),
5.38%
(a)(k)
..................... EUR 1,000 1,266,142
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(a)(k)
..................... 3,060 4,305,998
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
.............. USD 835 852,225
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
1.98%, 06/03/27
(a)(b)
.............. 1,025 1,027,424
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(a)(k)
..................... EUR 4,000 4,555,342
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29
(a)
............... 1,000 1,290,937
(EUR Swap Annual 5 Year + 2.40%), 2.00%,
09/23/29
(a)
.................... 400 479,496
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32
(a)
.................... 400 487,807
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%),
3.13%, 06/03/32
(a)(b)
.............. USD 760 775,303
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
5.46%, 06/30/35
(a)(b)
.............. 1,475 1,629,196
US Bancorp, 3.00%, 07/30/29 .......... 200 219,116
Wells Fargo & Co.:
(LIBOR USD 3 Month + 0.50%), 0.63%,
01/15/27
(a)
.................... 2,055 1,982,934
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 715 793,258
5.61%, 01/15/44 .................. 350 489,420
4.65%, 11/04/44 .................. 210 264,123
3.90%, 05/01/45 .................. 100 119,059
4.40%, 06/14/46 .................. 525 640,808
4.75%, 12/07/46 .................. 1,000 1,284,518
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
.... 955 1,329,906
Westpac Banking Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 2.67%, 11/15/35
(a)
.......... 460 459,198
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(k)
..................... 4,903 5,096,975
740,519,621

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Beverages — 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(b)
................ USD 2,795 $ 2,857,887
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36 .................. 1,245 1,548,923
4.90%, 02/01/46 .................. 1,700 2,179,161
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 .................. 1,170 1,407,345
4.60%, 04/15/48 .................. 460 573,110
4.50%, 06/01/50 .................. 790 981,615
4.75%, 04/15/58 .................. 1,601 2,047,100
5.80%, 01/23/59 .................. 195 288,901
Central American Bottling Corp., 5.75%,
01/31/27
(b)
..................... 5,119 5,319,921
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 1,095 1,067,296
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
. 2,515 2,706,769
20,978,028
Biotechnology — 0.1%
AbbVie, Inc.:
3.38%, 11/14/21 .................. 365 368,228
3.80%, 03/15/25 .................. 850 931,196
3.60%, 05/14/25 .................. 605 661,015
4.55%, 03/15/35 .................. 150 184,120
4.40%, 11/06/42 .................. 2,075 2,554,561
4.70%, 05/14/45 .................. 470 595,616
4.45%, 05/14/46 .................. 650 803,165
4.88%, 11/14/48 .................. 840 1,111,103
4.25%, 11/21/49 .................. 225 275,253
Amgen, Inc.:
2.65%, 05/11/22 .................. 1,000 1,016,610
4.56%, 06/15/48 .................. 200 258,774
Biogen, Inc., 3.63%, 09/15/22 .......... 600 621,738
Cidron Aida Finco SARL:
5.00%, 04/01/28 .................. EUR 682 815,090
6.25%, 04/01/28 .................. GBP 663 934,703
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
USD 704 699,600
Gilead Sciences, Inc.:
4.50%, 02/01/45 .................. 900 1,126,119
4.75%, 03/01/46 .................. 375 487,849
HCRX Investments Holdco LP, 4.50%,
08/01/29
(b)
..................... 1,303 1,329,060
Horizon Therapeutics USA, Inc., 5.50%,
08/01/27
(b)
..................... 1,200 1,272,852
16,046,652
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... 3,101 3,236,514
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... 1,008 982,800
Builders FirstSource, Inc.
(b)
:
6.75%, 06/01/27 .................. 1,074 1,149,180
5.00%, 03/01/30 .................. 880 936,100
4.25%, 02/01/32 .................. 1,674 1,711,665
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 3,461 3,685,965
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
.... 1,794 1,851,462
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... 1,714 1,838,608
HT Troplast GmbH, 9.25%, 07/15/25 ...... EUR 376 491,748
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
................ USD 1,484 1,573,337
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 .................. 902 958,375
4.63%, 12/15/25 .................. 616 627,550
4.88%, 12/15/27 .................. 86 89,225
Masonite International Corp.
(b)
:
5.38%, 02/01/28 .................. 2,046 2,176,433
Security
Par (000)
Par (000) Value
Building Products (continued)
3.50%, 02/15/30 .................. USD 1,633 $ 1,645,541
PCF GmbH:
4.75%, 04/15/26 .................. EUR 589 717,964
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
.................... 395 473,251
PGT Innovations, Inc., 6.75%, 08/01/26
(b)
... USD 430 449,350
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
.. 7,111 7,590,992
Standard Industries, Inc.:
2.25%, 11/21/26 .................. EUR 419 489,333
5.00%, 02/15/27
(b)
................. USD 681 702,281
4.75%, 01/15/28
(b)
................. 625 650,569
4.38%, 07/15/30
(b)
................. 4,864 5,009,920
3.38%, 01/15/31
(b)
................. 2,515 2,438,670
Summit Materials LLC
(b)
:
6.50%, 03/15/27 .................. 445 466,787
5.25%, 01/15/29 .................. 1,062 1,127,048
Victors Merger Corp., 6.38%, 05/15/29
(b)
.... 1,082 1,087,410
44,158,078
Capital Markets — 1.3%
AG Issuer LLC, 6.25%, 03/01/28
(b)
....... 270 283,152
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 891,467
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 2,394 2,483,428
Credit Suisse AG:
3.00%, 10/29/21 .................. 580 583,873
2.80%, 04/08/22 .................. 780 793,676
Credit Suisse Group AG:
3.80%, 06/09/23 .................. 280 296,272
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(k)
......................... 6,225 6,738,562
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(k)
.......................... 1,200 1,324,500
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)(b)
................... 250 265,509
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(k)
......................... 28,383 30,971,530
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(k)
.......................... 600 654,720
(SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
... 665 693,349
(USD Swap Rate 5 Year + 4.33%), 7.25%
(a)
(k)
.......................... 1,000 1,126,750
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
... 3,955 4,071,194
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(a)(b)(k)
.................... 12,821 14,244,131
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(a)(b)(k)
.................... 4,848 5,084,340
(SOFR + 3.73%), 4.19%, 04/01/31
(a)(b)
... 260 296,348
(SOFR + 1.73%), 3.09%, 05/14/32
(a)(b)
... 475 496,168
Deutsche Bank AG:
(SOFR + 2.16%), 2.22%, 09/18/24
(a)
.... 3,440 3,530,193
4.50%, 04/01/25 .................. 400 431,326
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(a)(k)
..................... 23,000 24,092,500
(SOFR + 1.87%), 2.13%, 11/24/26
(a)
..... 595 607,981
(USD Swap Semi 5 Year + 2.25%), 4.30%,
05/24/28
(a)
.................... 1,200 1,242,444
(SOFR + 2.76%), 3.73%, 01/14/32
(a)
.... 200 205,858
(USD Swap Rate 5 Year + 2.55%), 4.88%,
12/01/32
(a)
.................... 700 759,507
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
................ 250 258,806
Dresdner Funding Trust I, 8.15%, 06/30/31
(b)
. 650 936,289

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The):
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
.... USD 1,400 $ 1,402,853
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... 930 997,174
3.75%, 02/25/26 .................. 675 747,518
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(k)
..................... 11,000 11,049,500
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 2,000 2,009,665
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
.................... 2,075 2,386,628
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
.... 660 650,144
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
.... 520 538,906
6.75%, 10/01/37 .................. 650 961,993
5.15%, 05/22/45 .................. 195 262,442
Huarong Finance 2017 Co. Ltd.:
3.75%, 04/27/22 .................. 335 286,844
4.75%, 04/27/27 .................. 1,900 1,263,500
Huarong Finance 2019 Co. Ltd.:
3.38%, 05/29/22 .................. 407 346,077
(LIBOR USD 3 Month + 1.13%), 1.28%,
02/24/23
(a)
.................... 616 468,353
2.50%, 02/24/23 .................. 534 411,347
3.75%, 05/29/24 .................. 900 643,500
3.63%, 09/30/30 .................. 1,985 1,260,475
Huarong Finance Co. Ltd., 3.25%, 11/13/24 .. 200 143,000
Intercontinental Exchange, Inc.:
3.10%, 09/15/27 .................. 25 27,389
4.25%, 09/21/48 .................. 155 188,559
LPL Holdings, Inc.
(b)
:
4.63%, 11/15/27 .................. 1,092 1,126,125
4.00%, 03/15/29 .................. 200 203,000
4.38%, 05/15/31 .................. 1,045 1,069,819
Morgan Stanley:
4.88%, 11/01/22 .................. 1,235 1,302,579
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
.... 2,295 2,382,880
3.95%, 04/23/27 .................. 425 478,607
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 855 867,833
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 990 998,247
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 2,420 2,695,209
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 1,985 2,092,434
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 1,785 2,007,741
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 180 193,577
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
.... 250 248,017
MSCI, Inc.
(b)
:
5.38%, 05/15/27 .................. 1,755 1,862,494
4.00%, 11/15/29 .................. 1,438 1,533,268
3.63%, 09/01/30 .................. 1,842 1,936,402
3.88%, 02/15/31 .................. 2,940 3,123,750
3.63%, 11/01/31 .................. 1,810 1,913,351
Nomura Holdings, Inc., 2.61%, 07/14/31 .... 580 588,916
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
..................... 960 1,022,040
Pershing Square Holdings Ltd., 5.50%,
07/15/22
(b)
..................... 4,100 4,261,437
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.12%, 06/15/47
(a)
........... 38,405 33,428,626
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 4,419 4,749,873
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(k)
.......................... 6,640 6,839,200
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS Group AG
(a)
:
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(k)
.......................... USD 13,976 $ 15,356,130
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
............... 1,055 1,062,801
(USD Swap Semi 5 Year + 4.87%), 7.00%
(k)
2,023 2,328,979
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.12%
(k)
...................... 850 929,687
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
............... 530 528,315
XP, Inc., 3.25%, 07/01/26
(b)
............ 5,489 5,360,283
231,901,360
Chemicals — 0.5%
Air Products and Chemicals, Inc., 2.80%,
05/15/50 ...................... 100 103,556
Alpek SAB de CV, 3.25%, 02/25/31
(b)
...... 365 370,543
Ashland LLC, 4.75%, 08/15/22
(d)
......... 93 95,325
Avient Corp., 5.25%, 03/15/23 .......... 400 425,000
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 .................. 214 225,502
3.38%, 02/15/29 .................. 1,268 1,247,395
CeramTec BondCo GmbH, 5.25%, 12/15/25 . EUR 400 482,116
CF Industries, Inc., 4.95%, 06/01/43 ...... USD 900 1,108,584
Chemours Co. (The):
4.00%, 05/15/26 .................. EUR 400 484,469
5.38%, 05/15/27 .................. USD 674 731,290
5.75%, 11/15/28
(b)
................. 2,581 2,739,086
CVR Partners LP
(b)
:
9.25%, 06/15/23 .................. 44 44,101
6.13%, 06/15/28 .................. 3,170 3,300,763
Dow Chemical Co. (The), 3.60%, 11/15/50 .. 100 111,349
DuPont de Nemours, Inc.:
5.32%, 11/15/38 .................. 375 500,901
5.42%, 11/15/48 .................. 150 213,707
Eastman Chemical Co., 4.80%, 09/01/42 ... 220 282,581
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 10,121 10,326,247
Equate Petrochemical BV
(b)
:
4.25%, 11/03/26 .................. 4,923 5,465,453
2.63%, 04/28/28 .................. 1,605 1,621,552
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 3,414 3,545,371
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 1,931 1,977,344
GPD Cos., Inc., 10.13%, 04/01/26
(b)
....... 110 119,075
HB Fuller Co., 4.25%, 10/15/28 ......... 1,733 1,771,992
Herens Midco SARL:
4.75%, 05/15/28
(b)
................. 2,299 2,281,757
5.25%, 05/15/29 .................. EUR 1,483 1,701,683
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 2,258 2,512,025
INEOS Group Holdings SA, 5.63%, 08/01/24
(b)
400 399,972
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 933 933,000
International Flavors & Fragrances, Inc.
(b)
:
1.23%, 10/01/25 .................. 655 656,381
3.47%, 12/01/50 .................. 735 799,863
Kraton Polymers LLC:
4.25%, 12/15/25
(b)
................. 395 404,875
5.25%, 05/15/26 .................. EUR 583 709,669
Kronos International, Inc., 3.75%, 09/15/25 .. 200 241,480
LYB International Finance III LLC:
2.88%, 05/01/25 .................. USD 1,250 1,333,669
4.20%, 10/15/49 .................. 125 148,118
4.20%, 05/01/50 .................. 55 65,168
LyondellBasell Industries NV, 4.63%, 02/26/55 220 280,430

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
Methanex Corp.:
5.13%, 10/15/27 .................. USD 300 $ 324,744
5.65%, 12/01/44 .................. 150 159,750
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,351,185
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 .. EUR 600 771,786
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 .. 807 982,337
Nobian Finance BV, 3.63%, 07/15/26 ...... 583 690,681
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. USD 311 328,823
OCI NV, 5.25%, 11/01/24
(b)
............ 460 472,351
Orbia Advance Corp. SAB de CV, 1.88%,
05/11/26
(b)
..................... 1,900 1,911,590
Pearl Holding III Ltd., 9.50%, 12/11/22
(e)(l)
... 1,200 434,082
Phosagro OAO, 3.05%, 01/23/25
(b)
....... 4,047 4,193,198
PQ Corp., 5.75%, 12/15/25
(b)
........... 6,909 7,107,634
Rain CII Carbon LLC, 7.25%, 04/01/25
(b)
.... 400 412,000
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
2,670 2,743,425
Sasol Financing USA LLC:
4.38%, 09/18/26 .................. 1,650 1,683,412
5.50%, 03/18/31 .................. 2,705 2,820,808
SCIH Salt Holdings, Inc.
(b)
:
4.88%, 05/01/28 .................. 2,447 2,443,941
6.63%, 05/01/29 .................. 1,368 1,354,320
Scotts Miracle-Gro Co. (The):
4.50%, 10/15/29 .................. 470 490,036
4.00%, 04/01/31
(b)
................. 2,002 2,011,850
Sherwin-Williams Co. (The):
3.45%, 06/01/27 .................. 289 321,173
4.50%, 06/01/47 .................. 150 190,248
3.30%, 05/15/50 .................. 15 16,441
SPCM SA, 4.88%, 09/15/25
(b)
.......... 400 409,532
Trinseo Materials Operating SCA
(b)
:
5.38%, 09/01/25 .................. 625 637,937
5.13%, 04/01/29 .................. 197 200,448
Tronox, Inc.
(b)
:
6.50%, 05/01/25 .................. 165 174,694
4.63%, 03/15/29 .................. 570 579,262
Valvoline, Inc.
(b)
:
4.25%, 02/15/30 .................. 225 233,719
3.63%, 06/15/31 .................. 9 8,955
WR Grace & Co.-Conn., 4.88%, 06/15/27
(b)
.. 1,300 1,373,125
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
..................... 630 647,049
87,241,928
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The)
(b)
:
4.13%, 08/01/29 .................. 450 452,678
4.88%, 07/15/32 .................. 6,740 6,992,750
Allied Universal Holdco LLC:
6.63%, 07/15/26
(b)
................. 14,544 15,398,460
9.75%, 07/15/27
(b)
................. 6,943 7,610,222
3.63%, 06/01/28 .................. EUR 756 891,200
4.63%, 06/01/28
(b)
................. USD 10,266 10,290,109
4.88%, 06/01/28 .................. GBP 310 427,596
6.00%, 06/01/29
(b)
................. USD 4,128 4,133,160
APX Group, Inc.
(b)
:
6.75%, 02/15/27 .................. 800 848,000
5.75%, 07/15/29 .................. 2,047 2,055,229
Aramark Services, Inc.
(b)
:
5.00%, 04/01/25 .................. 3,523 3,615,479
6.38%, 05/01/25 .................. 1,537 1,621,766
5.00%, 02/01/28 .................. 1,105 1,147,962
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 102 107,227
Cimpress plc, 7.00%, 06/15/26
(b)
......... 305 320,250
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 .................. 1,927 2,020,941
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.13%, 07/15/29 .................. USD 1,050 $ 1,141,875
Covanta Holding Corp., 5.00%, 09/01/30 ... 796 854,227
Deluxe Corp., 8.00%, 06/01/29
(b)
........ 2,980 3,255,650
Derichebourg SA, 2.25%, 07/15/28 ....... EUR 259 312,621
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 .................. USD 2,119 2,126,883
9.50%, 11/01/27 .................. 1,398 1,523,820
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 .................. 535 555,731
3.75%, 08/01/25 .................. 2,236 2,294,695
5.13%, 12/15/26 .................. 5,236 5,506,832
4.00%, 08/01/28 .................. 3,425 3,384,705
3.50%, 09/01/28 .................. 1,663 1,668,272
4.75%, 06/15/29 .................. 3,081 3,184,676
IAA, Inc., 5.50%, 06/15/27
(b)
........... 3,513 3,684,259
Intrum AB:
4.88%, 08/15/25 .................. EUR 438 544,569
3.50%, 07/15/26 .................. 952 1,145,471
3.00%, 09/15/27 .................. 500 584,228
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... USD 1,676 1,734,660
Madison IAQ LLC
(b)
:
4.13%, 06/30/28 .................. 1,126 1,127,655
5.88%, 06/30/29 .................. 3,177 3,210,994
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 20 20,538
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 .................. 3,269 3,452,881
5.88%, 10/01/30 .................. 2,037 2,230,314
4.75%, 07/15/31 .................. 2,181 2,199,702
Paprec Holding SA, 3.50%, 07/01/28 ...... EUR 513 613,006
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 .................. USD 1,048 1,120,050
5.75%, 04/15/26 .................. 4,232 4,634,040
3.38%, 08/31/27 .................. 1,699 1,652,617
6.25%, 01/15/28 .................. 1,869 1,950,582
Republic Services, Inc., 2.30%, 03/01/30 ... 600 619,733
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 340 347,650
RR Donnelley & Sons Co., 6.13%, 11/01/26
(b)
. 300 315,750
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 1,523 1,543,941
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................. EUR 1,004 1,224,938
Tuspark Forward Ltd., 7.95%, 08/15/21 .... USD 600 240,188
Verisure Holding AB:
3.50%, 05/15/23 .................. EUR 1,205 1,440,967
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 346 417,899
3.88%, 07/15/26 .................. 538 655,203
3.25%, 02/15/27 .................. 1,626 1,935,721
Verisure Midholding AB, 5.25%, 02/15/29 ... 901 1,101,517
Waste Management, Inc.:
1.50%, 03/15/31 .................. USD 385 372,555
2.50%, 11/15/50 .................. 85 81,887
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 4,015 4,085,263
128,031,794
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 7,559 8,088,130
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 .................. 2,249 2,282,735
5.00%, 03/15/27 .................. 2,447 2,475,875
CommScope, Inc.
(b)
:
5.50%, 03/01/24 .................. 3,403 3,500,292
6.00%, 03/01/26 .................. 2,234 2,328,945
8.25%, 03/01/27 .................. 399 422,441

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
7.13%, 07/01/28 .................. USD 1,745 $ 1,882,419
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 1,025 1,210,404
2.30%, 11/15/30 .................. 680 679,868
2.75%, 05/24/31 .................. 915 949,114
Nokia OYJ:
4.38%, 06/12/27 .................. 380 418,950
6.63%, 05/15/39 .................. 2,016 2,761,920
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 .................. 4,959 5,151,161
6.50%, 07/15/28 .................. 6,235 6,601,306
38,753,560
Construction & Engineering — 0.2%
AECOM, 5.13%, 03/15/27 ............ 1,873 2,083,713
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 1,800 1,883,025
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 3,192 3,263,820
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 3,391 3,448,613
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 02/01/26
(b)
............. 1,755 1,833,975
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(l)
.............. CNY 6,794 —
Delhi International Airport Ltd., 6.13%, 10/31/26 USD 1,000 982,375
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 780 789,750
Global Infrastructure Solutions, Inc., 5.63%,
06/01/29
(b)
..................... 100 102,625
GMR Hyderabad International Airport Ltd.:
5.38%, 04/10/24 .................. 6,136 6,229,190
4.25%, 10/27/27 .................. 630 599,012
Heathrow Finance plc
(d)
:
5.25%, 03/01/24
(a)
................. GBP 200 289,815
4.62%, 09/01/29 .................. 1,071 1,516,922
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 2,133 2,249,291
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
. 5,101 5,508,442
New Enterprise Stone & Lime Co., Inc., 9.75%,
07/15/28
(b)
..................... 488 544,120
Pike Corp., 5.50%, 09/01/28
(b)
.......... 1,478 1,508,092
PowerTeam Services LLC, 9.03%, 12/04/25
(b)
. 495 545,163
Tutor Perini Corp., 6.88%, 05/01/25
(b)
...... 2,000 2,065,000
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... 125 129,271
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21 2,995 2,978,715
38,550,929
Construction Materials — 0.0%
(b)
Cemex SAB de CV:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%),
5.12%
(a)(k)
..................... 2,980 3,106,084
5.20%, 09/17/30 .................. 1,209 1,325,215
3.88%, 07/11/31 .................. 1,072 1,102,070
US Concrete, Inc., 5.13%, 03/01/29 ....... 80 87,400
5,620,769
Consumer Finance — 1.0%
AerCap Ireland Capital DAC:
3.15%, 02/15/24 .................. 2,650 2,781,821
1.75%, 01/30/26 .................. 745 740,509
Ally Financial, Inc.:
1.45%, 10/02/23 .................. 720 731,076
5.75%, 11/20/25 .................. 975 1,114,847
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(k)
............... 35,415 35,592,075
American Honda Finance Corp.:
1.95%, 05/10/23 .................. 590 606,882
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
1.20%, 07/08/25 .................. USD 1,420 $ 1,436,632
Capital One Financial Corp.:
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(k)
..................... 16,300 16,789,000
3.80%, 01/31/28 .................. 860 971,373
Cembra Money Bank AG, 0.00%, 07/09/26
(i)(m)
CHF 800 891,980
Credit Acceptance Corp., 6.63%, 03/15/26 .. USD 680 717,400
Curo Group Holdings Corp.
(b)
:
8.25%, 09/01/25 .................. 2,050 2,145,120
7.50%, 08/01/28 .................. 1,665 1,693,871
Encore Capital Group, Inc.:
4.88%, 10/15/25 .................. EUR 444 553,767
5.38%, 02/15/26 .................. GBP 300 437,470
4.25%, 06/01/28 .................. 897 1,243,713
Enova International, Inc., 8.50%, 09/15/25
(b)
.. USD 3,610 3,758,913
Ford Motor Credit Co. LLC:
5.60%, 01/07/22 .................. 551 560,064
3.35%, 11/01/22 .................. 3,011 3,079,410
3.09%, 01/09/23 .................. 433 440,712
4.14%, 02/15/23 .................. 1,178 1,220,761
3.10%, 05/04/23 .................. 367 374,340
4.38%, 08/06/23 .................. 586 614,102
3.81%, 01/09/24 .................. 1,775 1,850,459
5.58%, 03/18/24 .................. 1,700 1,852,660
4.69%, 06/09/25 .................. 200 217,250
5.13%, 06/16/25 .................. 5,855 6,447,819
4.13%, 08/04/25 .................. 3,078 3,292,844
3.38%, 11/13/25 .................. 724 755,851
2.33%, 11/25/25 .................. EUR 900 1,118,551
4.39%, 01/08/26 .................. USD 2,800 3,038,000
4.13%, 08/17/27 .................. 319 341,330
3.82%, 11/02/27 .................. 297 311,850
2.90%, 02/16/28 .................. 3,210 3,213,852
5.11%, 05/03/29 .................. 1,834 2,076,528
4.00%, 11/13/30 .................. 1,938 2,049,435
3.63%, 06/17/31 .................. 200 207,250
General Motors Financial Co., Inc.:
4.20%, 11/06/21 .................. 640 646,402
3.55%, 07/08/22 .................. 1,690 1,738,198
3.25%, 01/05/23 .................. 5,750 5,961,456
2.40%, 04/10/28 .................. 255 261,725
Global Aircraft Leasing Co. Ltd., 0.00%, (0.00%
Cash or 7.25% PIK), 09/15/24
(b)(j)
....... 3,313 3,236,547
goeasy Ltd., 5.38%, 12/01/24
(b)
......... 995 1,032,551
John Deere Capital Corp., 2.60%, 03/07/24 .. 205 216,049
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(k)
........... 936 856,616
Manappuram Finance Ltd., 5.90%, 01/13/23 . 6,044 6,180,594
Muthoot Finance Ltd., 4.40%, 09/02/23 .... 5,715 5,816,084
Navient Corp.:
7.25%, 09/25/23 .................. 628 691,512
6.13%, 03/25/24 .................. 1,821 1,975,785
5.88%, 10/25/24 .................. 600 655,044
6.75%, 06/15/26 .................. 2,820 3,161,925
5.00%, 03/15/27 .................. 500 520,000
4.88%, 03/15/28 .................. 728 734,370
5.63%, 08/01/33 .................. 150 145,687
OneMain Finance Corp.:
6.13%, 05/15/22 .................. 800 831,984
5.63%, 03/15/23 .................. 630 666,225
6.13%, 03/15/24 .................. 885 952,481
6.88%, 03/15/25 .................. 3,103 3,519,804
7.13%, 03/15/26 .................. 6,074 7,152,135

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.50%, 01/15/27 .................. USD 2,628 $ 2,673,990
6.63%, 01/15/28 .................. 3,075 3,551,625
5.38%, 11/15/29 .................. 47 51,628
4.00%, 09/15/30 .................. 8 7,960
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 .................. 3,988 4,052,307
5.10%, 07/16/23 .................. 8,077 8,103,755
SLM Corp., 4.20%, 10/29/25 ........... 225 243,000
Synchrony Financial, 3.95%, 12/01/27 ..... 350 391,377
Toyota Motor Credit Corp.:
1.15%, 08/13/27 .................. 1,525 1,523,338
3.38%, 04/01/30 .................. 327 372,398
Volkswagen International Finance NV, (EUR
Swap Annual 10 Year + 3.37%), 3.88%
(a)(k)
. EUR 300 398,471
173,592,540
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... USD 7,635 8,054,281
Ardagh Metal Packaging Finance USA LLC:
2.00%, 09/01/28 .................. EUR 388 463,717
3.00%, 09/01/29 .................. 759 902,218
4.00%, 09/01/29
(b)
................. USD 8,328 8,338,410
Ardagh Packaging Finance plc
(b)
:
5.25%, 04/30/25 .................. 280 292,240
4.13%, 08/15/26 .................. 5,183 5,351,447
5.25%, 08/15/27 .................. 6,990 7,137,472
Ball Corp.:
4.00%, 11/15/23 .................. 300 318,160
5.25%, 07/01/25 .................. 1,163 1,311,283
2.88%, 08/15/30 .................. 350 346,367
Berry Global, Inc., 1.57%, 01/15/26
(b)
...... 1,595 1,604,251
CANPACK SA, 3.13%, 11/01/25
(b)
........ 810 822,049
Crown Americas LLC:
4.50%, 01/15/23 .................. 750 781,875
4.75%, 02/01/26 .................. 4,815 4,983,525
4.25%, 09/30/26 .................. 4,926 5,285,105
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 452,272
Graphic Packaging International LLC
(b)
:
3.50%, 03/15/28 .................. 200 202,500
3.50%, 03/01/29 .................. 364 361,661
Greif, Inc., 6.50%, 03/01/27
(b)
........... 495 520,987
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 250 260,000
International Paper Co., 4.35%, 08/15/48 ... 150 190,587
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
..................... 1,402 1,432,907
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 2,905 2,859,973
Kleopatra Finco SARL, 4.25%, 03/01/26 .... EUR 438 515,057
LABL, Inc.
(b)
:
6.75%, 07/15/26 .................. USD 1,518 1,610,856
10.50%, 07/15/27 ................. 730 803,000
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 3,999 4,023,994
OI European Group BV:
3.13%, 11/15/24 .................. EUR 200 246,104
2.88%, 02/15/25 .................. 566 681,489
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... USD 450 482,063
Plastipak Holdings, Inc., 6.25%, 10/15/25
(b)
.. 350 357,238
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
..................... 5,500 5,357,000
Sealed Air Corp.
(b)
:
5.25%, 04/01/23 .................. 486 511,559
4.00%, 12/01/27 .................. 523 558,302
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 725 752,187
Titan Holdings II BV, 5.13%, 07/15/29 ..... EUR 385 464,790
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trivium Packaging Finance BV
(d)
:
3.75%, 08/15/26 .................. EUR 303 $ 363,390
5.50%, 08/15/26
(b)
................. USD 7,598 7,939,910
8.50%, 08/15/27
(b)
................. 11,326 12,175,450
WRKCo, Inc.:
3.75%, 03/15/25 .................. 325 356,295
3.90%, 06/01/28 .................. 890 1,013,708
90,485,679
Distributors — 0.1%
American Builders & Contractors Supply Co.,
Inc.
(b)
:
4.00%, 01/15/28 .................. 4,991 5,115,775
3.88%, 11/15/29 .................. 1,244 1,237,780
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(b)
831 835,155
Core & Main LP, 6.13%, 08/15/25
(b)
....... 12,018 12,188,656
Parts Europe SA, (EURIBOR 3 Month +
4.00%), 3.45%, 07/20/27
(a)
........... EUR 190 227,078
Wolverine Escrow LLC
(b)
:
8.50%, 11/15/24 .................. USD 345 334,957
9.00%, 11/15/26 .................. 796 768,052
20,707,453
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(b)
..................... 550 564,438
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ...................... 4,564 4,442,198
Carriage Services, Inc., 4.25%, 05/15/29
(b)
.. 376 375,060
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 998 1,038,549
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
... 1,634 1,602,578
Rekeep SpA, 7.25%, 02/01/26 .......... EUR 1,260 1,607,149
Service Corp. International:
4.63%, 12/15/27 .................. USD 833 876,733
5.13%, 06/01/29 .................. 716 773,280
3.38%, 08/15/30 .................. 1,285 1,281,659
4.00%, 05/15/31 .................. 3,460 3,571,931
Sotheby's
(b)
:
7.38%, 10/15/27 .................. 4,779 5,104,689
5.88%, 06/01/29 .................. 1,776 1,844,997
23,083,261
Diversified Financial Services — 0.4%
Arrow Global Finance plc, 5.13%, 09/15/24 .. GBP 908 1,265,275
CPI CG, Inc., 8.63%, 03/15/26
(b)
......... USD 2,545 2,710,909
doValue SpA, 3.38%, 07/31/26 .......... EUR 703 837,068
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 .................. 1,732 2,131,538
7.75%, 11/01/25 .................. GBP 544 784,617
GE Capital Funding LLC, 3.45%, 05/15/25 .. USD 2,630 2,868,665
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 4,350 5,337,327
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 3,083 3,153,138
Jefferson Capital Holdings LLC, 6.00%,
08/15/26
(b)
..................... 500 506,250
Midcap Financial Issuer Trust
(b)
:
6.50%, 05/01/28 .................. 330 343,032
5.63%, 01/15/30 .................. 250 245,215
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
..................... 3,056 2,967,468
NTT Finance Corp., 1.16%, 04/03/26
(b)
..... 1,945 1,951,251
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............. 3,375 3,400,945
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 4,599 5,035,491
ProGroup AG, 3.00%, 03/31/26 ......... EUR 200 239,657
REC Ltd., 2.25%, 09/01/26 ............ USD 6,000 5,894,250

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 .................. USD 2,322 $ 2,716,740
7.38%, 09/01/25 .................. 1,453 1,551,759
Shell International Finance BV:
2.38%, 11/07/29 .................. 20 21,055
4.38%, 05/11/45 .................. 10 12,523
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 2,954 3,079,191
Siemens Financieringsmaatschappij NV
(b)
:
0.65%, 03/11/24 .................. 880 882,918
2.88%, 03/11/41 .................. 300 315,471
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 14,394 15,203,662
63,455,415
Diversified Telecommunication Services — 1.5%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................. EUR 500 636,868
8.00%, 05/15/27 .................. 299 380,847
10.50%, 05/15/27
(b)
................ USD 14,913 16,404,300
6.00%, 02/15/28
(b)
................. 2,886 2,846,318
Altice France SA:
2.50%, 01/15/25 .................. EUR 817 955,743
7.38%, 05/01/26
(b)
................. USD 1,848 1,921,920
5.88%, 02/01/27 .................. EUR 1,400 1,754,167
8.13%, 02/01/27
(b)
................. USD 11,961 12,950,893
5.50%, 01/15/28
(b)
................. 4,359 4,467,975
4.13%, 01/15/29 .................. EUR 1,499 1,800,416
5.13%, 01/15/29
(b)
................. USD 894 900,705
5.13%, 07/15/29
(b)
................. 8,754 8,818,867
Arqiva Broadcast Finance plc, 6.75%, 09/30/23 GBP 700 996,586
AT&T, Inc.:
2.63%, 12/01/22 .................. USD 416 426,400
4.35%, 03/01/29 .................. 25 29,090
2.55%, 12/01/33
(b)
................. 795 802,023
4.50%, 05/15/35 .................. 2,755 3,297,298
5.25%, 03/01/37 .................. 700 889,462
5.15%, 03/15/42 .................. 1,150 1,470,874
4.65%, 06/01/44 .................. 200 242,291
3.50%, 09/15/53
(b)
................. 670 692,575
3.55%, 09/15/55
(b)
................. 926 956,512
3.80%, 12/01/57
(b)
................. 615 655,206
3.65%, 09/15/59
(b)
................. 406 419,065
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(e)(l)
1,000 5,013
CCO Holdings LLC:
4.00%, 03/01/23
(b)
................. 165 166,438
5.13%, 05/01/27
(b)
................. 4,578 4,789,733
5.00%, 02/01/28
(b)
................. 1,891 1,982,713
5.38%, 06/01/29
(b)
................. 5,674 6,175,582
4.75%, 03/01/30
(b)
................. 4,890 5,183,166
4.50%, 08/15/30
(b)
................. 6,425 6,746,250
4.25%, 02/01/31
(b)
................. 4,661 4,809,080
4.50%, 05/01/32 .................. 4,390 4,593,037
4.50%, 06/01/33
(b)
................. 2,397 2,495,277
Cellnex Telecom SA
(i)
:
0.50%, 07/05/28 .................. EUR 400 654,762
0.75%, 11/20/31 .................. 4,900 5,725,436
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 .................. USD 2,681 2,737,971
8.00%, 10/15/25 .................. 680 714,000
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 5,422 5,854,296
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
................ 12 18,135
Embarq Corp., 8.00%, 06/01/36 ......... 1,400 1,568,000
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 .................. 3,485 3,724,245
5.00%, 05/01/28 .................. 5,279 5,460,545
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
6.75%, 05/01/29 .................. USD 3,802 $ 4,049,130
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(d)
.................... 2,572 2,655,590
Koninklijke KPN NV, (USD Swap Semi 10 Year
+ 5.21%), 7.00%, 03/28/73
(a)(b)
........ 200 215,500
Level 3 Financing, Inc.:
5.38%, 05/01/25 .................. 550 561,990
4.63%, 09/15/27
(b)
................. 2,262 2,349,087
4.25%, 07/01/28
(b)
................. 1,996 2,032,177
3.75%, 07/15/29
(b)
................. 3,103 3,040,940
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
................ 775 800,430
Lorca Telecom Bondco SA:
4.00%, 09/18/27 .................. EUR 828 1,008,666
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 ........... USD 1,103 1,220,933
Series Y, 7.50%, 04/01/24 ........... 2,989 3,361,788
5.13%, 12/15/26
(b)
................. 4,726 4,911,826
4.00%, 02/15/27
(b)
................. 3,281 3,371,227
Series G, 6.88%, 01/15/28 ........... 150 169,758
4.50%, 01/15/29
(b)
................. 5,072 4,979,690
5.38%, 06/15/29
(b)
................. 4,018 4,118,450
Series P, 7.60%, 09/15/39 ........... 1,436 1,636,494
Series U, 7.65%, 03/15/42 ........... 2,721 3,074,839
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(k)
..................... 10,215 10,734,050
QualityTech LP, 3.88%, 10/01/28
(b)
....... 2,014 2,157,336
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
..................... 750 784,800
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 9,828 12,679,201
8.75%, 03/15/32 .................. 6,979 10,757,255
Switch Ltd.
(b)
:
3.75%, 09/15/28 .................. 3,024 3,093,477
4.13%, 06/15/29 .................. 2,993 3,083,538
Telecom Italia Capital SA:
6.38%, 11/15/33 .................. 2,708 3,202,210
6.00%, 09/30/34 .................. 5,359 6,149,452
7.20%, 07/18/36 .................. 142 181,405
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 610 1,067,616
Telecom Italia SpA:
5.30%, 05/30/24
(b)
................. USD 2,046 2,218,581
2.38%, 10/12/27 .................. EUR 600 741,999
1.63%, 01/18/29 .................. 1,349 1,576,248
Telefonica Emisiones SA, 4.90%, 03/06/48 .. USD 820 999,874
Telesat Canada
(b)
:
5.63%, 12/06/26 .................. 150 139,122
4.88%, 06/01/27 .................. 2,137 1,953,218
Verizon Communications, Inc.:
3.88%, 02/08/29 .................. 2,575 2,953,577
4.02%, 12/03/29 .................. 24 27,781
1.50%, 09/18/30 .................. 285 276,528
1.68%, 10/30/30 .................. 711 687,579
2.55%, 03/21/31 .................. 420 436,677
4.50%, 08/10/33 .................. 900 1,096,947
5.85%, 09/15/35 .................. 690 960,981
4.27%, 01/15/36 .................. 1,520 1,826,904
2.65%, 11/20/40 .................. 1,000 979,032
3.40%, 03/22/41 .................. 1,855 2,004,365
3.85%, 11/01/42 .................. 480 556,137
4.86%, 08/21/46 .................. 200 263,181
3.55%, 03/22/51 .................. 251 273,092
2.99%, 10/30/56 .................. 160 155,592
3.70%, 03/22/61 .................. 1,439 1,589,630

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Virgin Media Finance plc:
3.75%, 07/15/30 .................. EUR 661 $ 785,035
5.00%, 07/15/30
(b)
................. USD 200 203,500
Virgin Media Secured Finance plc:
5.25%, 05/15/29 .................. GBP 100 146,714
5.50%, 05/15/29
(b)
................. USD 1,000 1,068,255
4.50%, 08/15/30
(b)
................. 1,806 1,819,148
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 680 693,600
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 .................. 16,888 16,803,560
6.13%, 03/01/28 .................. 10,488 10,673,218
279,479,010
Electric Utilities — 0.6%
Adani Electricity Mumbai Ltd., 3.87%, 07/22/31 830 825,667
AEP Transmission Co. LLC, 3.15%, 09/15/49 . 75 80,993
Alabama Power Co., 3.13%, 07/15/51 ..... 100 106,584
American Electric Power Co., Inc., Series I,
3.65%, 12/01/21 ................. 430 434,852
Baltimore Gas & Electric Co.:
3.20%, 09/15/49 .................. 525 564,806
2.90%, 06/15/50 .................. 5 5,129
DPL, Inc., 4.35%, 04/15/29 ............ 1,225 1,342,796
Drax Finco plc, 6.63%, 11/01/25
(b)
........ 450 462,938
DTE Electric Co.:
Series C, 2.63%, 03/01/31 ........... 4 4,294
Series A, 4.05%, 05/15/48 ........... 675 840,160
Duke Energy Carolinas LLC:
6.05%, 04/15/38 .................. 300 434,457
3.70%, 12/01/47 .................. 600 701,065
3.20%, 08/15/49 .................. 982 1,066,172
Duke Energy Corp., 2.45%, 06/01/30 ...... 225 233,147
Duke Energy Florida LLC:
2.50%, 12/01/29 .................. 2,225 2,374,186
1.75%, 06/15/30 .................. 255 253,333
3.85%, 11/15/42 .................. 320 379,767
Duke Energy Progress LLC, 3.45%, 03/15/29 . 2,868 3,231,390
Edison International, 2.40%, 09/15/22 ..... 1,985 2,016,263
Emera US Finance LP, 0.83%, 06/15/24
(b)
... 975 972,357
Enel Finance International NV, 1.38%,
07/12/26
(b)
..................... 1,590 1,599,794
Entergy Corp., 0.90%, 09/15/25 ......... 2,110 2,098,520
Eversource Energy, 2.80%, 05/01/23 ...... 690 714,184
Exelon Corp.:
3.95%, 06/15/25 .................. 595 656,620
4.70%, 04/15/50 .................. 250 324,630
FirstEnergy Corp.:
Series B, 4.65%, 07/15/27
(d)
.......... 2,068 2,304,315
2.65%, 03/01/30 .................. 1,201 1,223,579
Series B, 2.25%, 09/01/30 ........... 161 158,794
Series C, 7.38%, 11/15/31 ........... 1,779 2,485,939
Series C, 5.60%, 07/15/47
(d)
.......... 4,691 5,897,713
Series C, 3.40%, 03/01/50 ........... 4,708 4,727,134
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 1,235 1,373,124
5.45%, 07/15/44 .................. 3,388 4,417,368
4.55%, 04/01/49 .................. 1,448 1,748,054
Florida Power & Light Co.:
3.70%, 12/01/47 .................. 365 440,230
3.15%, 10/01/49 .................. 550 607,605
Greenko Investment Co., 4.88%, 08/16/23 .. 2,238 2,255,205
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(e)(l)
901 347,167
India Cleantech Energy, 4.70%, 08/10/26
(b)
.. 1,765 1,765,000
Kallpa Generacion SA, 4.88%, 05/24/26 .... 4,804 5,034,592
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(b)
................ 300 306,000
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
MidAmerican Energy Co.:
3.65%, 04/15/29 .................. USD 825 $ 944,260
4.25%, 07/15/49 .................. 1,175 1,501,985
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ...................... 9,160 9,041,493
NextEra Energy Capital Holdings, Inc.:
2.75%, 05/01/25 .................. 257 273,866
3.55%, 05/01/27 .................. 215 240,761
1.90%, 06/15/28 .................. 600 612,609
NextEra Energy Operating Partners LP
(b)
:
4.25%, 07/15/24 .................. 365 383,779
4.25%, 09/15/24 .................. 35 36,838
Northern States Power Co.:
2.90%, 03/01/50 .................. 350 367,378
2.60%, 06/01/51 .................. 360 358,757
NRG Energy, Inc.:
7.25%, 05/15/26 .................. 425 442,085
6.63%, 01/15/27 .................. 2,915 3,017,608
2.45%, 12/02/27
(b)
................. 800 817,717
5.75%, 01/15/28 .................. 614 652,375
5.25%, 06/15/29
(b)
................. 261 279,922
3.63%, 02/15/31
(b)
................. 2,068 2,083,510
Ohio Power Co., 4.00%, 06/01/49 ........ 975 1,181,535
Oncor Electric Delivery Co. LLC:
3.75%, 04/01/45 .................. 840 988,077
3.70%, 05/15/50 .................. 1,205 1,442,889
Pacific Gas & Electric Co.:
(LIBOR USD 3 Month + 1.38%), 1.53%,
11/15/21
(a)
.................... 2,330 2,332,489
3.45%, 07/01/25 .................. 1,460 1,522,752
3.30%, 12/01/27 .................. 1,065 1,087,576
4.45%, 04/15/42 .................. 475 473,780
4.00%, 12/01/46 .................. 258 241,199
4.95%, 07/01/50 .................. 872 900,833
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 2,869 2,961,410
PG&E Corp., 5.25%, 07/01/30 .......... 1,137 1,109,996
PPL Electric Utilities Corp., 3.95%, 06/01/47 . 25 30,159
Progress Energy, Inc., 6.00%, 12/01/39 .... 350 494,335
Public Service Co. of Colorado, Series 34,
3.20%, 03/01/50 ................. 600 667,853
Southern California Edison Co.:
1.10%, 04/01/24 .................. 1,200 1,209,395
4.00%, 04/01/47 .................. 575 608,643
Series B, 4.88%, 03/01/49 ........... 70 84,058
Series 20A, 2.95%, 02/01/51 ......... 340 316,707
Series H, 3.65%, 06/01/51 ........... 435 443,738
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 5,095 5,579,980
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33 ................. 1,348 1,527,039
Tampa Electric Co.:
4.45%, 06/15/49 .................. 375 488,420
3.45%, 03/15/51 .................. 135 152,656
Virginia Electric & Power Co.:
Series B, 6.00%, 01/15/36 ........... 250 356,627
4.45%, 02/15/44 .................. 160 203,342
4.60%, 12/01/48 .................. 595 790,356
Vistra Operations Co. LLC
(b)
:
5.63%, 02/15/27 .................. 944 979,400
5.00%, 07/31/27 .................. 365 376,863
4.38%, 05/01/29 .................. 1,733 1,776,325
108,199,298

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.1%
Atkore, Inc., 4.25%, 06/01/31
(b)
.......... USD 1,998 $ 2,042,955
Energizer Gamma Acquisition BV, 3.50%,
06/30/29 ...................... EUR 588 698,387
Sensata Technologies BV
(b)
:
5.00%, 10/01/25 .................. USD 3,445 3,845,481
4.00%, 04/15/29 .................. 3,487 3,578,534
10,165,357
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc.:
4.13%, 10/15/26 .................. EUR 1,260 1,531,982
3.88%, 03/15/28 .................. 500 615,412
3.38%, 07/15/31 .................. 636 759,359
CDW LLC:
5.50%, 12/01/24 .................. USD 1,000 1,101,250
4.13%, 05/01/25 .................. 1,605 1,663,331
4.25%, 04/01/28 .................. 110 114,233
3.25%, 02/15/29 .................. 3,050 3,060,156
Ingram Micro, Inc., 5.45%, 12/15/24
(d)
..... 375 428,451
Sensata Technologies, Inc.
(b)
:
4.38%, 02/15/30 .................. 1,240 1,326,800
3.75%, 02/15/31 .................. 750 755,625
11,356,599
Energy Equipment & Services — 0.2%
Anton Oilfield Services Group, 7.50%, 12/02/22 1,725 1,714,542
Archrock Partners LP
(b)
:
6.88%, 04/01/27 .................. 1,728 1,814,400
6.25%, 04/01/28 .................. 3,358 3,425,932
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22 410 422,972
Bristow Group, Inc., 6.88%, 03/01/28
(b)
..... 310 318,277
CGG SA, 7.75%, 04/01/27 ............ EUR 367 436,211
ChampionX Corp., 6.38%, 05/01/26 ....... USD 1,349 1,400,977
Halliburton Co.:
3.80%, 11/15/25 .................. 475 526,482
2.92%, 03/01/30 .................. 350 367,442
5.00%, 11/15/45 .................. 275 336,277
Hilong Holding Ltd., 9.75%, 11/18/24 ...... 1,465 1,289,200
Nabors Industries, Inc., 9.00%, 02/01/25
(b)
... 200 206,000
Oceaneering International, Inc.:
4.65%, 11/15/24 .................. 425 422,344
6.00%, 02/01/28 .................. 1,250 1,256,779
Patterson-UTI Energy, Inc., 5.15%, 11/15/29 . 175 180,889
Precision Drilling Corp., 7.13%, 01/15/26
(b)
.. 500 515,000
TechnipFMC plc, 6.50%, 02/01/26
(b)
....... 3,582 3,838,752
Tervita Corp., 11.00%, 12/01/25
(b)
........ 791 905,695
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 1,164 1,158,180
USA Compression Partners LP:
6.88%, 04/01/26 .................. 3,843 4,025,004
6.88%, 09/01/27 .................. 4,299 4,545,591
Weatherford International Ltd., 8.75%,
09/01/24
(b)
..................... 400 416,000
29,522,946
Entertainment — 0.2%
Banijay Entertainment SASU, 5.38%,
03/01/25
(b)
..................... 200 206,750
Banijay Group SAS, 6.50%, 03/01/26 ...... EUR 700 859,438
Cinemark USA, Inc.
(b)
:
5.88%, 03/15/26 .................. USD 601 590,483
5.25%, 07/15/28 .................. 605 568,700
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
..................... 1,080 1,105,596
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 .................. 659 669,709
6.50%, 05/15/27 .................. 8,572 9,461,345
4.75%, 10/15/27 .................. 921 940,571
Security
Par (000)
Par (000) Value
Entertainment (continued)
3.75%, 01/15/28 .................. USD 1,435 $ 1,438,501
Netflix, Inc.:
4.38%, 11/15/26 .................. 1,040 1,179,817
4.88%, 04/15/28 .................. 673 786,461
5.88%, 11/15/28 .................. 4,740 5,889,450
6.38%, 05/15/29 .................. 343 440,918
5.38%, 11/15/29
(b)
................. 3,013 3,717,289
4.88%, 06/15/30
(b)
................. 4,366 5,260,026
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... 3,266 3,257,835
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 85 104,319
Walt Disney Co. (The):
1.65%, 09/01/22 .................. 10 10,156
6.40%, 12/15/35 .................. 200 296,878
3.50%, 05/13/40 .................. 358 404,339
3.60%, 01/13/51 .................. 300 345,798
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
.. 1,234 1,267,935
38,802,314
Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.:
3.95%, 01/15/28 .................. 1,925 2,199,414
4.90%, 12/15/30 .................. 835 1,032,398
1.88%, 02/01/33 .................. 300 290,375
American Tower Corp.:
3.50%, 01/31/23 .................. 680 711,705
3.38%, 10/15/26 .................. 995 1,087,941
3.95%, 03/15/29 .................. 615 698,510
2.10%, 06/15/30 .................. 1,195 1,195,752
2.70%, 04/15/31 .................. 1,300 1,363,143
Boston Properties LP, 2.90%, 03/15/30 ..... 825 874,596
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
..................... 3,234 3,355,275
Crown Castle International Corp.:
3.80%, 02/15/28 .................. 1,075 1,208,114
4.30%, 02/15/29 .................. 715 831,278
2.10%, 04/01/31 .................. 200 198,017
2.50%, 07/15/31 .................. 1,200 1,229,917
2.90%, 04/01/41 .................. 200 197,413
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 1,248 1,280,161
Diversified Healthcare Trust, 9.75%, 06/15/25 705 778,144
Duke Realty LP, 3.05%, 03/01/50 ........ 120 121,421
EPR Properties, 3.75%, 08/15/29 ........ 100 101,533
Equinix, Inc.:
2.90%, 11/18/26 .................. 575 619,670
3.00%, 07/15/50 .................. 225 221,744
2.95%, 09/15/51 .................. 665 653,125
ERP Operating LP, 2.85%, 11/01/26 ...... 530 570,406
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 998 992,148
GLP Capital LP, 4.00%, 01/15/31 ........ 830 907,763
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
.... 1,491 1,510,949
Healthpeak Properties, Inc.:
3.00%, 01/15/30 .................. 458 496,939
2.88%, 01/15/31 .................. 75 80,040
Iron Mountain, Inc.
(b)
:
4.88%, 09/15/27 .................. 1,000 1,036,250
4.88%, 09/15/29 .................. 500 523,750
5.25%, 07/15/30 .................. 5,158 5,496,494
4.50%, 02/15/31 .................. 980 1,002,050
5.63%, 07/15/32 .................. 5,727 6,194,953
iStar, Inc., 4.25%, 08/01/25 ............ 700 725,767
Lar Espana Real Estate Socimi SA, 1.75%,
07/22/26 ...................... EUR 700 844,495
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24 ... USD 3,250 3,277,016
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 2,080 2,251,246

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.63%, 06/15/25
(b)
................. USD 2,345 $ 2,491,563
4.50%, 09/01/26 .................. 3,798 4,044,870
5.75%, 02/01/27 .................. 2,046 2,286,405
4.50%, 01/15/28 .................. 4,794 5,081,640
3.88%, 02/15/29
(b)
................. 2,382 2,438,906
Mid-America Apartments LP, 1.70%, 02/15/31 230 222,966
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. 1,055 1,081,491
5.00%, 10/15/27 .................. 1,392 1,473,488
4.63%, 08/01/29 .................. 3,406 3,666,559
3.50%, 03/15/31 .................. 7,440 7,633,291
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
..................... 1,675 1,788,062
Prologis LP, 2.25%, 04/15/30 ........... 600 623,782
Realty Income Corp.:
3.88%, 04/15/25 .................. 450 498,626
3.00%, 01/15/27 .................. 370 403,802
RHP Hotel Properties LP:
4.75%, 10/15/27 .................. 4,598 4,755,955
4.50%, 02/15/29
(b)
................. 2,738 2,765,380
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 1,260 1,275,750
SBA Communications Corp.:
4.88%, 09/01/24 .................. 4,513 4,561,424
3.88%, 02/15/27 .................. 4,571 4,713,844
Service Properties Trust:
4.65%, 03/15/24 .................. 500 508,750
4.35%, 10/01/24 .................. 238 239,611
7.50%, 09/15/25 .................. 2,814 3,172,785
5.50%, 12/15/27 .................. 1,323 1,410,897
4.38%, 02/15/30 .................. 850 794,725
Simon Property Group LP, 3.80%, 07/15/50 .. 560 637,369
Trust Fibra Uno, 5.25%, 01/30/26
(b)
....... 1,955 2,192,044
UDR, Inc.:
3.20%, 01/15/30 .................. 300 328,248
2.10%, 08/01/32 .................. 85 83,557
Uniti Group LP
(b)
:
7.88%, 02/15/25 .................. 1,250 1,331,250
4.75%, 04/15/28 .................. 2,681 2,689,043
6.50%, 02/15/29 .................. 4,563 4,624,874
Ventas Realty LP, 3.00%, 01/15/30 ....... 680 723,702
VEREIT Operating Partnership LP:
3.95%, 08/15/27 .................. 360 410,317
2.20%, 06/15/28 .................. 320 330,218
2.85%, 12/15/32 .................. 245 262,792
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 1,385 1,409,182
4.25%, 12/01/26 .................. 4,856 5,051,599
3.75%, 02/15/27 .................. 3,497 3,597,539
4.63%, 12/01/29 .................. 2,586 2,767,020
4.13%, 08/15/30 .................. 6,977 7,337,990
Welltower, Inc., 2.05%, 01/15/29 ......... 485 492,507
XHR LP
(b)
:
6.38%, 08/15/25 .................. 450 479,898
4.88%, 06/01/29 .................. 668 682,656
139,526,289
Food & Staples Retailing — 0.1%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ 915 905,988
Albertsons Cos., Inc.:
5.75%, 03/15/25 .................. 305 311,268
3.25%, 03/15/26
(b)
................. 2,763 2,829,726
4.63%, 01/15/27
(b)
................. 3,587 3,795,046
5.88%, 02/15/28
(b)
................. 1,903 2,036,210
4.88%, 02/15/30
(b)
................. 2,102 2,275,415
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
Casino Guichard Perrachon SA:
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(k)
..................... EUR 800 $ 683,360
4.05%, 08/05/26
(d)
................. 100 112,905
5.25%, 04/15/27 .................. 900 1,065,037
Iceland Bondco plc:
4.63%, 03/15/25 .................. GBP 600 813,150
4.38%, 05/15/28 .................. 625 805,644
Ingles Markets, Inc., 4.00%, 06/15/31
(b)
..... USD 200 201,148
Performance Food Group, Inc.
(b)
:
5.50%, 10/15/27 .................. 250 260,419
4.25%, 08/01/29 .................. 2,577 2,618,876
Picard Groupe SAS, 3.88%, 07/01/26 ..... EUR 504 608,299
Quatrim SASU, 5.88%, 01/15/24 ........ 900 1,102,323
SEG Holding LLC, 5.63%, 10/15/28
(b)
...... USD 120 126,150
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
669 720,847
US Foods, Inc., 4.75%, 02/15/29
(b)
....... 3,340 3,406,800
Walmart, Inc.:
3.70%, 06/26/28 .................. 25 28,714
4.05%, 06/29/48 .................. 1,320 1,679,626
26,386,951
Food Products — 0.5%
Chobani LLC
(b)
:
7.50%, 04/15/25 .................. 4,281 4,461,658
4.63%, 11/15/28 .................. 1,734 1,803,863
General Mills, Inc., 3.00%, 02/01/51
(b)
..... 46 47,430
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24 .............. 630 647,443
JBS Investments II GmbH, 7.00%, 01/15/26
(b)
. 350 370,562
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 .................. 1,906 2,085,045
6.50%, 04/15/29 .................. 5,804 6,500,538
5.50%, 01/15/30 .................. 1,185 1,322,756
3.75%, 12/01/31 .................. 2,678 2,751,645
Knight Castle Investments Ltd., 7.99%,
01/23/21
(e)(l)
.................... 231 161,772
Kraft Heinz Foods Co.:
4.63%, 01/30/29 .................. 500 579,446
3.75%, 04/01/30 .................. 1,600 1,770,657
4.25%, 03/01/31 .................. 7,669 8,849,820
5.00%, 07/15/35 .................. 837 1,035,023
6.88%, 01/26/39 .................. 2,541 3,730,726
4.63%, 10/01/39 .................. 1,024 1,214,769
6.50%, 02/09/40 .................. 1,215 1,735,329
5.00%, 06/04/42 .................. 3,010 3,771,922
5.20%, 07/15/45 .................. 986 1,248,820
4.38%, 06/01/46 .................. 5,204 5,996,304
4.88%, 10/01/49 .................. 9,738 12,145,673
5.50%, 06/01/50 .................. 10,214 13,680,280
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 .................. 400 410,464
4.88%, 11/01/26 .................. 800 825,440
4.88%, 05/15/28 .................. 661 732,058
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
.... 900 963,018
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 .................. 1,500 1,561,275
5.63%, 01/15/28 .................. 2,142 2,254,455
4.63%, 04/15/30 .................. 444 452,325
4.50%, 09/15/31 .................. 2,145 2,170,740
Premier Foods Finance plc, 3.50%, 10/15/26 . GBP 569 791,464
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 3,808 3,844,557
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 687 870,002
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... USD 695 695,869
91,483,148

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Gas Utilities — 0.1%
AmeriGas Partners LP:
5.63%, 05/20/24 .................. USD 550 $ 600,188
5.88%, 08/20/26 .................. 250 280,000
5.75%, 05/20/27 .................. 350 394,625
Atmos Energy Corp., 0.63%, 03/09/23 ..... 525 525,134
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 455 446,350
China Oil & Gas Group Ltd., 5.50%, 01/25/23 . 630 645,671
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
................ 5,235 5,381,842
Promigas SA ESP, 3.75%, 10/16/29
(b)
...... 925 918,814
Suburban Propane Partners LP:
5.88%, 03/01/27 .................. 800 838,000
5.00%, 06/01/31
(b)
................. 1,270 1,319,213
Superior Plus LP, 4.50%, 03/15/29
(b)
...... 170 174,563
11,524,400
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
4.75%, 11/30/36 .................. 345 454,278
6.15%, 11/30/37 .................. 240 359,108
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 6,645 6,993,862
Becton Dickinson and Co.:
2.89%, 06/06/22 .................. 1,194 1,217,750
3.73%, 12/15/24 .................. 575 625,860
3.70%, 06/06/27 .................. 2,175 2,428,724
4.69%, 12/15/44 .................. 540 688,013
3.79%, 05/20/50 .................. 61 69,733
DH Europe Finance II SARL, 2.05%, 11/15/22 715 731,415
Hologic, Inc.
(b)
:
4.63%, 02/01/28 .................. 300 316,500
3.25%, 02/15/29 .................. 962 971,639
Medtronic, Inc., 4.38%, 03/15/35 ........ 625 793,843
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 .................. 5,484 5,867,880
7.25%, 02/01/28 .................. 4,784 5,213,508
Teleflex, Inc.:
4.63%, 11/15/27 .................. 350 369,149
4.25%, 06/01/28
(b)
................. 1,227 1,279,147
Varex Imaging Corp., 7.88%, 10/15/27
(b)
.... 147 163,941
28,544,350
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 .................. 2,301 2,453,441
5.00%, 04/15/29 .................. 3,095 3,242,013
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 .................. 1,349 1,416,450
4.63%, 08/01/29 .................. 1,910 1,902,780
Aetna, Inc., 4.75%, 03/15/44 ........... 550 697,858
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 2,226 2,251,042
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
.... 1,271 1,271,000
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 828 844,560
Anthem, Inc.:
2.38%, 01/15/25 .................. 105 110,289
4.65%, 01/15/43 .................. 350 445,730
3.70%, 09/15/49 .................. 450 513,259
CAB SELAS, 3.38%, 02/01/28 .......... EUR 714 854,394
Centene Corp.:
5.38%, 06/01/26
(b)
................. USD 525 546,892
5.38%, 08/15/26
(b)
................. 1,565 1,629,635
4.25%, 12/15/27 .................. 552 582,360
2.45%, 07/15/28 .................. 5,052 5,121,465
4.63%, 12/15/29 .................. 7,326 8,028,930
3.00%, 10/15/30 .................. 8,688 9,028,048
2.50%, 03/01/31 .................. 10,352 10,364,940
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.63%, 08/01/31 .................. USD 3,219 $ 3,243,143
Chrome Bidco SASU, 3.50%, 05/31/28 ..... EUR 693 837,567
Chrome Holdco SASU, 5.00%, 05/31/29 .... 332 403,681
Cigna Corp.:
4.13%, 11/15/25 .................. USD 400 449,997
6.13%, 11/15/41 .................. 240 347,068
4.90%, 12/15/48 .................. 580 768,772
3.40%, 03/15/50 .................. 155 167,067
CommonSpirit Health:
3.35%, 10/01/29 .................. 500 549,285
2.78%, 10/01/30 .................. 225 237,919
3.91%, 10/01/50 .................. 440 497,496
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 .................. 10,556 11,068,916
8.00%, 03/15/26 .................. 9,717 10,417,790
5.63%, 03/15/27 .................. 3,600 3,811,500
8.00%, 12/15/27 .................. 400 442,404
6.00%, 01/15/29 .................. 2,569 2,732,774
6.88%, 04/15/29 .................. 984 1,035,660
6.13%, 04/01/30 .................. 1,702 1,724,177
4.75%, 02/15/31 .................. 460 466,900
CVS Health Corp.:
3.50%, 07/20/22 .................. 2,370 2,430,639
1.30%, 08/21/27 .................. 760 754,923
4.30%, 03/25/28 .................. 2,031 2,351,633
1.88%, 02/28/31 .................. 3,235 3,199,889
5.13%, 07/20/45 .................. 700 925,168
5.05%, 03/25/48 .................. 810 1,079,195
DaVita, Inc., 4.63%, 06/01/30
(b)
......... 1,650 1,705,687
Encompass Health Corp.:
4.50%, 02/01/28 .................. 566 587,225
4.75%, 02/01/30 .................. 3,043 3,248,402
4.63%, 04/01/31 .................. 1,444 1,570,567
HCA, Inc.:
5.88%, 05/01/23 .................. 300 324,750
5.38%, 02/01/25 .................. 2,268 2,570,551
5.88%, 02/15/26 .................. 1,000 1,162,500
5.38%, 09/01/26 .................. 5,759 6,694,838
5.63%, 09/01/28 .................. 2,414 2,902,835
5.88%, 02/01/29 .................. 2,425 2,964,562
3.50%, 09/01/30 .................. 10,370 11,261,302
5.50%, 06/15/47 .................. 960 1,276,829
5.25%, 06/15/49 .................. 665 871,740
3.50%, 07/15/51 .................. 860 887,965
Humana, Inc., 2.15%, 02/03/32 ......... 255 256,119
Indigo Merger Sub, Inc., 2.88%, 07/15/26
(b)
.. 2,941 3,003,967
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................. 299 313,421
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(k)
GBP 800 1,126,520
Laboratoire Eimer Selas, 5.00%, 02/01/29 ... EUR 217 265,164
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 .................. USD 1,540 1,627,318
4.38%, 02/15/27 .................. 1,962 1,966,905
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 3,050 3,034,750
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 867 913,350
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 2,951 3,131,749
Molina Healthcare, Inc.:
5.38%, 11/15/22
(d)
................. 530 552,260
4.38%, 06/15/28
(b)
................. 3,023 3,162,814
3.88%, 11/15/30
(b)
................. 2,020 2,138,675
Owens & Minor, Inc., 4.50%, 03/31/29
(b)
.... 480 492,000
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 4,944 5,306,692

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ USD 649 $ 689,660
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 1,537 1,571,582
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 2,130 2,251,879
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 .................. 4,077 4,148,347
10.00%, 04/15/27 ................. 4,850 5,286,500
Sutter Health:
Series 20A, 2.29%, 08/15/30 ......... 870 900,410
Series 20A, 3.36%, 08/15/50 ......... 244 265,898
Team Health Holdings, Inc., 6.38%, 02/01/25
(b)
432 400,680
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. 1,132 1,146,150
4.63%, 09/01/24
(b)
................. 1,371 1,401,847
7.50%, 04/01/25
(b)
................. 1,506 1,618,950
4.88%, 01/01/26
(b)
................. 6,639 6,854,768
6.25%, 02/01/27
(b)
................. 2,524 2,628,115
5.13%, 11/01/27
(b)
................. 7,002 7,334,595
4.63%, 06/15/28
(b)
................. 234 242,161
6.13%, 10/01/28
(b)
................. 3,548 3,778,620
4.25%, 06/01/29
(b)
................. 2,278 2,323,560
UnitedHealth Group, Inc.:
3.50%, 08/15/39 .................. 775 881,709
2.75%, 05/15/40 .................. 345 357,900
4.75%, 07/15/45 .................. 440 590,670
4.25%, 06/15/48 .................. 510 648,743
3.70%, 08/15/49 .................. 400 470,697
3.25%, 05/15/51 .................. 180 198,578
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
..................... 467 485,680
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 2,319 2,426,254
215,474,059
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 .................. 1,065 1,094,287
5.00%, 05/15/27 .................. 5,901 6,151,793
7,246,080
Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC
(b)
:
5.75%, 04/15/25 .................. 2,266 2,387,797
3.88%, 01/15/28 .................. 2,630 2,652,487
4.38%, 01/15/28 .................. 1,974 2,001,241
4.00%, 10/15/30 .................. 1,250 1,246,675
Accor SA, 0.70%, 12/07/27
(i)
........... EUR 892 548,352
Affinity Gaming, 6.88%, 12/15/27
(b)
....... USD 1,277 1,354,003
Bloomin' Brands, Inc., 5.13%, 04/15/29
(b)
... 245 251,737
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................. 991 1,080,180
4.75%, 12/01/27 .................. 1,104 1,144,020
4.75%, 06/15/31
(b)
................. 3,025 3,129,680
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 2,540 2,619,375
Burger King France SAS, 6.00%, 05/01/24 .. EUR 700 845,322
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 .................. USD 13,183 13,908,065
8.13%, 07/01/27 .................. 10,306 11,333,302
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 5,490 5,771,362
Carnival Corp.:
11.50%, 04/01/23
(b)
................ 469 528,798
10.13%, 02/01/26 ................. EUR 915 1,247,233
10.50%, 02/01/26
(b)
................ USD 3,235 3,704,010
7.63%, 03/01/26 .................. EUR 636 819,640
5.75%, 03/01/27
(b)
................. USD 4,179 4,246,909
9.88%, 08/01/27
(b)
................. 2,816 3,224,179
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
4.00%, 08/01/28
(b)
................. USD 7,638 $ 7,606,531
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(b)
..................... 469 454,914
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 1,275 1,334,581
Cedar Fair LP:
5.50%, 05/01/25
(b)
................. 5,328 5,527,800
6.50%, 10/01/28 .................. 435 467,769
Champion Path Holdings Ltd.:
4.50%, 01/27/26 .................. 4,832 4,928,640
4.85%, 01/27/28 .................. 4,811 4,923,156
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 6,993 7,271,182
4.75%, 01/15/28 .................. 1,982 2,053,847
Cirsa Finance International SARL:
7.88%, 12/20/23
(b)
................. 1,417 1,441,797
4.75%, 05/22/25 .................. EUR 1,133 1,337,234
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(d)
................ 736 921,099
10.75%, 09/30/23 ................. 139 176,271
4.50%, (4.50% Cash or 11.63% PIK),
11/01/23
(a)(b)(j)
.................. USD 518 352,938
4.50%, (4.50% Cash or 10.75% PIK),
11/01/23
(a)(j)
.................... EUR 615 504,694
CPUK Finance Ltd.:
4.88%, 08/28/25 .................. GBP 619 869,014
4.50%, 08/28/27 .................. 482 678,928
Diamond Resorts International, Inc., 7.75%,
09/01/23
(b)
..................... USD 300 306,750
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
..... 546 558,285
Expedia Group, Inc.:
3.60%, 12/15/23 .................. 1,510 1,604,224
6.25%, 05/01/25
(b)
................. 308 359,222
2.95%, 03/15/31 .................. 890 913,611
Fortune Star BVI Ltd.:
5.95%, 01/29/23 .................. 630 643,506
6.75%, 07/02/23 .................. 10,490 10,891,898
6.85%, 07/02/24 .................. 1,558 1,632,005
5.95%, 10/19/25 .................. 6,198 6,326,996
5.05%, 01/27/27 .................. 5,930 5,856,987
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
.. 476 515,080
Gamma Bidco SpA:
5.13%, 07/15/25 .................. EUR 380 462,044
6.25%, 07/15/25 .................. 839 1,045,027
Genting New York LLC, 3.30%, 02/15/26
(b)
.. USD 632 635,564
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 5,941 5,955,852
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................. 1,228 1,283,395
5.75%, 05/01/28
(b)
................. 1,614 1,735,050
4.88%, 01/15/30 .................. 3,234 3,468,756
4.00%, 05/01/31
(b)
................. 1,656 1,694,958
Hilton Grand Vacations Borrower Escrow LLC
(b)
:
5.00%, 06/01/29 .................. 380 383,428
4.88%, 07/01/31 .................. 262 256,991
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 1,175 1,216,148
International Game Technology plc:
6.50%, 02/15/25
(b)
................. 1,000 1,115,795
4.13%, 04/15/26
(b)
................. 205 213,511
3.50%, 06/15/26 .................. EUR 200 242,745
5.25%, 01/15/29
(b)
................. USD 310 330,877
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... 490 521,850
Jacobs Entertainment, Inc., 7.88%, 02/01/24
(b)
40 41,650
KFC Holding Co., 4.75%, 06/01/27
(b)
...... 525 548,625
Life Time, Inc.
(b)
:
5.75%, 01/15/26 .................. 2,132 2,169,246

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
8.00%, 04/15/26 .................. USD 1,212 $ 1,269,570
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
791 779,135
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(b)
................. 620 655,650
6.50%, 09/15/26 .................. 82 85,039
McDonald's Corp., 4.88%, 12/09/45 ....... 320 422,668
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 .................. 9,061 9,287,525
5.63%, 07/17/27 .................. 630 652,562
5.38%, 12/04/29
(b)
................. 400 413,500
5.38%, 12/04/29 .................. 431 445,546
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
600 625,500
MGM China Holdings Ltd.:
5.25%, 06/18/25 .................. 4,566 4,693,848
5.88%, 05/15/26 .................. 3,334 3,470,069
MGM Resorts International:
7.75%, 03/15/22 .................. 4,734 4,905,607
6.00%, 03/15/23 .................. 5,798 6,124,138
5.75%, 06/15/25 .................. 261 284,002
4.63%, 09/01/26 .................. 261 272,092
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 2,327 2,338,635
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................. 701 800,892
5.88%, 03/15/26 .................. 2,065 2,080,488
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 1,800 1,818,000
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 1,923 2,072,033
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
688 678,334
Powdr Corp., 6.00%, 08/01/25
(b)
......... 1,605 1,680,403
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 1,501 1,523,515
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................. 935 1,061,225
9.13%, 06/15/23 .................. 1,114 1,211,620
11.50%, 06/01/25 ................. 4,370 5,003,650
4.25%, 07/01/26 .................. 250 244,025
5.50%, 04/01/28 .................. 3,825 3,900,352
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 .................. 1,982 2,140,560
5.00%, 10/15/25 .................. 1,998 2,049,868
8.25%, 03/15/26 .................. 3,658 3,882,089
7.00%, 05/15/28 .................. 1,055 1,136,762
7.25%, 11/15/29 .................. 475 532,656
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
..................... 881 951,480
Sisal Group SpA, 7.00%, 07/31/23 ....... EUR 935 1,111,766
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 7,035 7,509,862
Stonegate Pub Co. Financing 2019 plc, 8.25%,
07/31/25 ...................... GBP 802 1,172,916
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 .................. 1,111 1,598,804
8.25%, 07/31/25 .................. 300 438,371
Studio City Finance Ltd.:
6.00%, 07/15/25 .................. USD 1,000 1,040,750
5.00%, 01/15/29
(b)
................. 6,870 6,788,453
Travel + Leisure Co.:
6.63%, 07/31/26
(b)
................. 802 895,233
6.00%, 04/01/27
(d)
................. 500 541,250
4.63%, 03/01/30
(b)
................. 134 138,387
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 954 1,013,291
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 1,358 1,358,000
VOC Escrow Ltd., 5.00%, 02/15/28
(b)
...... 600 595,500
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 834 862,097
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC
(b)
:
4.25%, 05/30/23 .................. USD 300 $ 307,500
5.50%, 03/01/25 .................. 750 793,125
5.25%, 05/15/27 .................. 2,243 2,354,365
Wynn Macau Ltd.:
4.88%, 10/01/24 .................. 630 633,071
5.50%, 01/15/26 .................. 6,674 6,882,563
5.50%, 10/01/27 .................. 2,279 2,342,698
5.63%, 08/26/28
(b)
................. 435 445,875
5.13%, 12/15/29
(b)
................. 650 656,500
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 .................. 1,605 1,708,795
5.13%, 10/01/29 .................. 4,102 4,264,850
Yum! Brands, Inc.:
7.75%, 04/01/25
(b)
................. 2,131 2,304,144
4.75%, 01/15/30
(b)
................. 3,298 3,611,310
5.35%, 11/01/43 .................. 48 52,200
278,739,552
Household Durables — 0.2%
Ashton Woods USA LLC, 4.63%, 08/01/29
(b)
. 1,009 1,011,795
Beazer Homes USA, Inc.:
5.88%, 10/15/27 .................. 750 780,000
7.25%, 10/15/29 .................. 768 840,038
Brookfield Residential Properties, Inc.
(b)
:
6.25%, 09/15/27 .................. 300 316,815
5.00%, 06/15/29 .................. 1,588 1,616,584
4.88%, 02/15/30 .................. 2,761 2,754,691
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,987,325
Century Communities, Inc.:
5.88%, 07/15/25 .................. 500 513,850
6.75%, 06/01/27 .................. 100 106,199
Empire Communities Corp., 7.00%, 12/15/25
(b)
280 295,050
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 2,464 2,611,840
KB Home:
6.88%, 06/15/27 .................. 650 777,562
4.00%, 06/15/31 .................. 745 774,800
LGI Homes, Inc., 4.00%, 07/15/29
(b)
....... 1,803 1,828,891
M/I Homes, Inc., 4.95%, 02/01/28 ........ 1,435 1,503,880
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 .................. 520 540,717
4.63%, 03/01/30 .................. 1,686 1,747,202
MDC Holdings, Inc., 6.00%, 01/15/43 ...... 250 330,762
Meritage Homes Corp., 5.13%, 06/06/27 .... 745 837,380
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
520 553,270
Newell Brands, Inc.:
4.88%, 06/01/25 .................. 174 192,705
4.70%, 04/01/26
(d)
................. 500 556,875
5.87%, 04/01/36
(d)
................. 200 254,000
6.00%, 04/01/46
(d)
................. 814 1,056,572
Nobel Bidco BV, 3.13%, 06/15/28 ........ EUR 582 688,672
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
USD 2,344 2,484,640
Shea Homes LP
(b)
:
4.75%, 02/15/28 .................. 1,085 1,112,125
4.75%, 04/01/29 .................. 250 256,275
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 .................. 300 338,550
5.75%, 01/15/28 .................. 225 253,406
5.13%, 08/01/30 .................. 61 66,338
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
..................... 3,933 4,031,325
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 80 88,600
TopBuild Corp., 3.63%, 03/15/29
(b)
....... 420 420,126
TRI Pointe Group, Inc., 5.88%, 06/15/24 .... 1,665 1,844,987

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Household Durables (continued)
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 .................. USD 2,050 $ 2,224,250
5.70%, 06/15/28 .................. 493 546,027
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
..................... 901 942,671
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 1,858 1,913,740
42,000,535
Household Products — 0.1%
Central Garden & Pet Co.:
4.13%, 10/15/30 .................. 1,343 1,384,969
4.13%, 04/30/31
(b)
................. 1,491 1,520,820
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 .................. 1,014 1,042,848
4.38%, 03/31/29 .................. 108 108,740
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
..................... 1,630 1,637,987
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
..................... 815 826,414
Spectrum Brands, Inc.
(b)
:
5.00%, 10/01/29 .................. 340 359,975
5.50%, 07/15/30 .................. 946 1,024,045
3.88%, 03/15/31 .................. 912 912,620
8,818,418
Independent Power and Renewable Electricity Producers
— 0.1%
(b)
AES Corp. (The):
1.38%, 01/15/26 .................. 1,345 1,342,660
2.45%, 01/15/31 .................. 860 869,550
Calpine Corp.:
5.25%, 06/01/26 .................. 3,588 3,691,549
4.50%, 02/15/28 .................. 1,800 1,854,000
5.13%, 03/15/28 .................. 10,682 10,815,525
4.63%, 02/01/29 .................. 669 659,801
5.00%, 02/01/31 .................. 2,307 2,330,070
3.75%, 03/01/31 .................. 207 199,184
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... 2,246 2,380,760
InterGen NV, 7.00%, 06/30/23 .......... 500 495,000
Talen Energy Supply LLC:
10.50%, 01/15/26 ................. 440 292,600
7.25%, 05/15/27 .................. 150 136,824
6.63%, 01/15/28 .................. 680 603,500
25,671,023
Industrial Conglomerates — 0.0%
Alfa SAB de CV:
6.88%, 03/25/44
(b)
................. 1,506 2,008,439
6.88%, 03/25/44 .................. 774 1,032,226
General Electric Co., 6.88%, 01/10/39 ..... 30 45,630
Roper Technologies, Inc.:
3.65%, 09/15/23 .................. 350 372,809
1.00%, 09/15/25 .................. 355 354,992
1.75%, 02/15/31 .................. 205 200,634
4,014,730
Insurance — 0.6%
Acrisure LLC, 6.00%, 08/01/29
(b)
......... 1,764 1,755,180
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 .................. 9,546 9,487,865
6.75%, 10/15/27 .................. 12,596 13,147,075
Allianz SE, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.50%
(a)(b)(k)
.................... 26,200 27,283,370
American International Group, Inc.:
4.50%, 07/16/44 .................. 905 1,131,179
Security
Par (000)
Par (000) Value
Insurance (continued)
4.80%, 07/10/45 .................. USD 355 $ 455,701
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 2,098 2,139,960
Aon Corp., 3.75%, 05/02/29 ........... 550 624,440
Aon plc, 4.60%, 06/14/44 ............. 365 469,887
Ardonagh Midco 2 plc, 0.00%, (0.00% Cash or
12.70% PIK), 01/15/27
(b)(j)
........... 566 610,670
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(k)
....... 4,260 4,600,800
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
... 2,020 2,005,274
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
1,461 1,479,262
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(k)
..................... 760 763,800
Galaxy Bidco Ltd., 6.50%, 07/31/26 ....... GBP 1,267 1,851,723
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 2,482 2,630,920
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(k)
........... 1,721 1,743,373
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 1,436 1,520,839
Hub International Ltd., 7.00%, 05/01/26
(b)
... 8,054 8,337,501
KDB Life Insurance Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.66%), 7.50%
(a)(k)
............... 2,100 2,126,644
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(k)
................ GBP 2,175 3,413,854
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.63%, 05/23/59
(a)
..... EUR 300 370,843
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29 USD 1,175 1,392,937
NFP Corp.
(b)
:
4.88%, 08/15/28 .................. 2,065 2,101,137
6.88%, 08/15/28 .................. 9,089 9,452,560
Prudential Financial, Inc.:
3.91%, 12/07/47 .................. 265 313,357
3.94%, 12/07/49 .................. 105 125,191
4.35%, 02/25/50 .................. 425 541,047
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)
.... 677 755,799
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
..................... EUR 800 1,073,554
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
.......... USD 475 583,994
Travelers Cos., Inc. (The), 2.55%, 04/27/50 .. 260 258,080
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 708 683,795
Unipol Gruppo SpA, 3.25%, 09/23/30 ...... EUR 950 1,265,675
106,497,286
Interactive Media & Services — 0.1%
Alphabet, Inc.:
1.90%, 08/15/40 .................. USD 730 676,970
2.05%, 08/15/50 .................. 335 303,483
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... 4,142 4,216,680
Tencent Holdings Ltd., 3.84%, 04/24/51
(b)
... 460 497,778
TripAdvisor, Inc., 7.00%, 07/15/25
(b)
....... 125 133,193
Twitter, Inc., 3.88%, 12/15/27
(b)
.......... 2,849 3,047,290
8,875,394
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 . 625 612,487
Amazon.com, Inc.:
3.15%, 08/22/27 .................. 525 582,578
3.88%, 08/22/37 .................. 1,075 1,302,858
4.05%, 08/22/47 .................. 245 302,723
2.50%, 06/03/50 .................. 360 346,509

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
3.10%, 05/12/51 .................. USD 600 $ 646,349
2.70%, 06/03/60 .................. 295 289,582
3.25%, 05/12/61 .................. 895 979,725
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 3,907 3,902,116
Go Daddy Operating Co. LLC
(b)
:
5.25%, 12/01/27 .................. 1,328 1,392,979
3.50%, 03/01/29 .................. 960 961,200
HSE Finance SARL, 5.63%, 10/15/26 ..... EUR 401 489,381
Match Group Holdings II LLC
(b)
:
5.00%, 12/15/27 .................. USD 300 315,171
4.63%, 06/01/28 .................. 2,599 2,725,701
5.63%, 02/15/29 .................. 1,965 2,149,219
4.13%, 08/01/30 .................. 2,523 2,639,689
MercadoLibre, Inc., 2.38%, 01/14/26 ...... 11 10,976
Millennium Escrow Corp., 6.63%, 08/01/26
(b)
. 640 653,331
QVC, Inc.:
4.38%, 03/15/23 .................. 200 210,202
4.85%, 04/01/24 .................. 200 216,750
4.45%, 02/15/25 .................. 1,000 1,072,500
4.75%, 02/15/27 .................. 1,500 1,608,000
4.38%, 09/01/28 .................. 345 354,267
5.95%, 03/15/43 .................. 200 207,000
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(k)
............... EUR 925 1,099,871
Very Group Funding plc (The):
7.75%, 11/15/22 .................. GBP 300 424,631
6.50%, 08/01/26 .................. 1,118 1,551,534
27,047,329
IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21 ..... USD 5,755 5,678,746
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. 3,073 3,042,270
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
. 729 750,870
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 .................. 1,306 1,325,277
6.13%, 12/01/28 .................. 179 184,787
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
...... 544 556,240
Banff Merger Sub, Inc.:
8.38%, 09/01/26 .................. EUR 720 892,535
9.75%, 09/01/26
(b)
................. USD 10,402 10,935,102
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
2,332 2,336,792
Booz Allen Hamilton, Inc.
(b)
:
3.88%, 09/01/28 .................. 3,231 3,295,620
4.00%, 07/01/29 .................. 3,436 3,528,738
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 .................. 1,468 1,456,990
5.63%, 09/15/28 .................. 1,358 1,381,765
Centurion Bidco SpA, 5.88%, 09/30/26 ..... EUR 785 970,969
Cogent Communications Group, Inc., 5.38%,
03/01/22
(b)
..................... USD 182 184,275
Endure Digital, Inc., 6.00%, 02/15/29
(b)
..... 1,103 1,069,910
Fidelity National Information Services, Inc.,
3.10%, 03/01/41 ................. 365 383,645
Fiserv, Inc.:
3.50%, 07/01/29 .................. 10 11,169
2.65%, 06/01/30 .................. 755 793,941
4.40%, 07/01/49 .................. 225 277,239
Gartner, Inc.
(b)
:
4.50%, 07/01/28 .................. 4,484 4,741,830
3.63%, 06/15/29 .................. 2,195 2,247,131
3.75%, 10/01/30 .................. 4,203 4,318,583
Global Payments, Inc.:
1.20%, 03/01/26 .................. 955 954,213
3.20%, 08/15/29 .................. 1,300 1,407,849
4.15%, 08/15/49 .................. 475 559,535
Security
Par (000)
Par (000) Value
IT Services (continued)
International Business Machines Corp.:
4.15%, 05/15/39 .................. USD 600 $ 724,704
4.00%, 06/20/42 .................. 25 29,628
4.25%, 05/15/49 .................. 665 836,097
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
..................... 1,471 1,522,485
Mastercard, Inc.:
1.90%, 03/15/31 .................. 230 238,256
3.85%, 03/26/50 .................. 260 321,199
MoneyGram International, Inc., 5.38%,
08/01/26
(b)
..................... 1,467 1,522,012
Nexi SpA, 0.00%, 02/24/28
(i)(m)
.......... EUR 600 721,947
Northwest Fiber LLC, 6.00%, 02/15/28
(b)
.... USD 1,782 1,750,815
PayPal Holdings, Inc.:
1.65%, 06/01/25 .................. 455 467,754
3.25%, 06/01/50 .................. 705 784,327
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 295 304,024
Square, Inc., 3.50%, 06/01/31
(b)
......... 4,721 4,905,544
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 1,215 1,284,862
Twilio, Inc., 3.88%, 03/15/31 ........... 2,539 2,655,540
Unisys Corp., 6.88%, 11/01/27
(b)
......... 2,062 2,244,549
United Group BV:
4.88%, 07/01/24 .................. EUR 866 1,037,565
4.00%, 11/15/27 .................. 1,411 1,655,250
4.63%, 08/15/28 .................. 742 891,200
VeriSign, Inc., 4.75%, 07/15/27 ......... USD 1,690 1,794,497
78,978,276
Leisure Products — 0.0%
Mattel, Inc.:
5.88%, 12/15/27
(b)
................. 4,409 4,833,366
3.75%, 04/01/29
(b)
................. 783 827,467
6.20%, 10/01/40 .................. 691 872,926
5.45%, 11/01/41 .................. 888 1,045,620
7,579,379
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 .................. 1,754 1,830,737
3.75%, 03/15/29 .................. 347 356,109
4.00%, 03/15/31 .................. 1,058 1,113,122
Syneos Health, Inc., 3.63%, 01/15/29 ..... 4,157 4,125,823
7,425,791
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. 360 378,000
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
..................... 1,189 1,209,808
Colfax Corp., 6.38%, 02/15/26
(b)
......... 1,853 1,954,915
Deere & Co., 3.75%, 04/15/50 .......... 25 30,856
EnPro Industries, Inc., 5.75%, 10/15/26 .... 559 586,950
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 4,018 4,123,473
Grinding Media, Inc., 7.38%, 12/15/23
(b)
.... 3,167 3,206,683
Hillenbrand, Inc., 3.75%, 03/01/31 ........ 400 406,996
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
.......... 2,542 2,756,176
IMA Industria Macchine Automatiche SpA:
3.75%, 01/15/28 .................. EUR 677 807,508
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 585 697,415
Meritor, Inc., 4.50%, 12/15/28
(b)
......... USD 567 580,438
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
783 809,426
Novafives SAS, 5.00%, 06/15/25 ........ EUR 787 852,048
Otis Worldwide Corp.:
3.11%, 02/15/40 .................. USD 253 266,432
3.36%, 02/15/50 .................. 10 10,944
RBS Global, Inc., 4.88%, 12/15/25
(b)
...... 3,580 3,651,600

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Machinery (continued)
Renk AG:
5.75%, 07/15/25 .................. EUR 709 $ 883,524
Schenck Process Holding GmbH, 5.38%,
06/15/23 ...................... 788 940,607
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. USD 818 877,305
Terex Corp., 5.00%, 05/15/29
(b)
......... 4,303 4,458,984
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 4,187 4,309,302
Titan International, Inc., 7.00%, 04/30/28
(b)
.. 371 386,953
TK Elevator Midco GmbH, 4.38%, 07/15/27 .. EUR 1,148 1,424,322
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 6,365 6,721,758
Vertical Holdco GmbH:
6.63%, 07/15/28 .................. EUR 700 883,360
7.63%, 07/15/28
(b)
................. USD 2,946 3,188,161
46,403,944
Marine — 0.0%
CMA CGM SA, 7.50%, 01/15/26 ......... EUR 1,100 1,445,149
Danaos Corp., 8.50%, 03/01/28
(b)
........ USD 1,554 1,674,435
Seaspan Corp., 5.50%, 08/01/29
(b)
....... 3,083 3,075,786
6,195,370
Media — 1.4%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 1,650 1,707,750
Altice Financing SA:
2.25%, 01/15/25 .................. EUR 1,003 1,152,758
7.50%, 05/15/26
(b)
................. USD 10,221 10,632,600
3.00%, 01/15/28 .................. EUR 976 1,108,389
5.00%, 01/15/28
(b)
................. USD 6,698 6,580,785
Altice Finco SA, 4.75%, 01/15/28 ........ EUR 400 464,991
AMC Networks, Inc.:
5.00%, 04/01/24 .................. USD 266 269,990
4.75%, 08/01/25 .................. 1,561 1,599,994
4.25%, 02/15/29 .................. 940 940,000
Audacy Capital Corp., 6.75%, 03/31/29
(b)
... 365 372,260
Beasley Mezzanine Holdings LLC, 8.63%,
02/01/26
(b)
..................... 1,110 1,121,100
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,221 1,236,262
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 1,201 1,207,005
Charter Communications Operating LLC:
4.46%, 07/23/22 .................. 2,670 2,755,889
4.50%, 02/01/24 .................. 655 712,713
4.91%, 07/23/25 .................. 570 647,011
6.38%, 10/23/35 .................. 810 1,093,882
6.48%, 10/23/45 .................. 1,840 2,588,432
5.13%, 07/01/49 .................. 905 1,097,442
3.85%, 04/01/61 .................. 455 454,351
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 2,352 2,466,660
Clear Channel Outdoor Holdings, Inc.
(b)
:
7.75%, 04/15/28 .................. 3,715 3,874,076
7.50%, 06/01/29 .................. 5,307 5,508,985
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 12,818 13,160,241
Comcast Corp.:
3.15%, 03/01/26 .................. 2,725 2,972,110
2.35%, 01/15/27 .................. 300 317,616
4.15%, 10/15/28 .................. 1,632 1,897,656
2.65%, 02/01/30 .................. 225 239,084
4.60%, 10/15/38 .................. 2,220 2,793,708
3.75%, 04/01/40 .................. 1,000 1,159,211
4.00%, 08/15/47 .................. 240 286,962
2.80%, 01/15/51 .................. 1,705 1,690,519
4.95%, 10/15/58 .................. 450 636,037
CSC Holdings LLC:
5.88%, 09/15/22 .................. 450 470,331
Security
Par (000)
Par (000) Value
Media (continued)
5.25%, 06/01/24 .................. USD 4,991 $ 5,392,776
5.50%, 04/15/27
(b)
................. 970 1,014,814
5.38%, 02/01/28
(b)
................. 4,003 4,228,489
6.50%, 02/01/29
(b)
................. 3,885 4,284,844
5.75%, 01/15/30
(b)
................. 2,705 2,819,124
4.13%, 12/01/30
(b)
................. 3,261 3,269,152
4.63%, 12/01/30
(b)
................. 10,843 10,680,355
3.38%, 02/15/31
(b)
................. 980 931,000
4.50%, 11/15/31
(b)
................. 3,572 3,598,790
5.00%, 11/15/31
(b)
................. 1,995 2,008,267
Cumulus Media New Holdings, Inc., 6.75%,
07/01/26
(b)
..................... 1,500 1,582,500
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
1,909 1,107,220
DIRECTV Holdings LLC, 5.88%, 08/15/27
(b)
.. 3,544 3,664,142
DISH DBS Corp.:
5.88%, 07/15/22 .................. 6,903 7,144,605
5.00%, 03/15/23 .................. 230 239,487
5.88%, 11/15/24 .................. 1,700 1,831,547
7.75%, 07/01/26 .................. 5,861 6,688,866
7.38%, 07/01/28 .................. 1,250 1,352,403
5.13%, 06/01/29
(b)
................. 6,606 6,548,528
Fox Corp.:
3.67%, 01/25/22 .................. 65 66,052
3.05%, 04/07/25 .................. 575 617,323
GCI LLC, 4.75%, 10/15/28
(b)
........... 2,263 2,356,349
Gray Television, Inc.
(b)
:
7.00%, 05/15/27 .................. 505 540,537
4.75%, 10/15/30 .................. 250 247,840
Grupo Televisa SAB, 5.25%, 05/24/49 ..... 200 259,112
Houghton Mifflin Harcourt Publishers, Inc.,
9.00%, 02/15/25
(b)
................ 150 159,750
iHeartCommunications, Inc.:
8.38%, 05/01/27 .................. 239 254,234
5.25%, 08/15/27
(b)
................. 214 223,061
4.75%, 01/15/28
(b)
................. 175 181,315
Interpublic Group of Cos., Inc. (The):
3.75%, 10/01/21 .................. 300 301,665
3.38%, 03/01/41 .................. 180 190,912
5.40%, 10/01/48 .................. 200 274,097
Lamar Media Corp., 4.00%, 02/15/30 ...... 958 974,152
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 .................. 3,513 3,748,336
5.13%, 07/15/29 .................. 3,016 3,083,860
Liberty Interactive LLC:
8.50%, 07/15/29 .................. 500 573,750
8.25%, 02/01/30 .................. 400 456,000
Mav Acquisition Corp., 5.75%, 08/01/28
(b)
... 300 298,911
MDC Partners, Inc., 7.50%, 05/01/24
(b)(d)
.... 1,010 1,028,483
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 554 576,908
News Corp., 3.88%, 05/15/29
(b)
......... 1,721 1,751,926
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 700 740,040
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 .................. 2,955 3,014,100
4.25%, 01/15/29 .................. 919 920,631
Quebecor Media, Inc., 5.75%, 01/15/23 .... 3,380 3,623,664
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 .................. 4,716 4,881,107
6.50%, 09/15/28 .................. 10,878 11,304,200
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 .................. 128 128,049
5.38%, 01/15/31 .................. 514 512,715
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... 3,924 3,807,418

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 .................. USD 1,192 $ 1,245,640
4.00%, 07/15/28 .................. 4,792 4,943,787
5.50%, 07/01/29 .................. 5,652 6,189,789
4.13%, 07/01/30 .................. 1,287 1,327,772
Summer BC Bidco B LLC, 5.50%, 10/31/26
(b)
. 200 203,000
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 631 812,034
Summer BC Holdco B SARL, 5.75%, 10/31/26 1,919 2,382,039
Summer BidCo BV
(j)
:
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... 754 911,934
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ..................... 338 407,724
TEGNA, Inc.:
5.50%, 09/15/24
(b)
................. USD 73 74,022
4.75%, 03/15/26
(b)
................. 585 620,831
4.63%, 03/15/28 .................. 750 772,500
5.00%, 09/15/29 .................. 3,350 3,500,750
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 3,600 3,790,800
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 3,431 3,668,768
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
.. 1,644 1,752,915
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 .................. 4,563 4,633,681
6.63%, 06/01/27 .................. 1,336 1,436,614
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
. 3,428 3,496,560
UPC Holding BV:
5.50%, 01/15/28
(b)
................. 400 421,000
3.88%, 06/15/29 .................. EUR 700 848,901
UPCB Finance VII Ltd., 3.63%, 06/15/29 .... 1,756 2,140,339
Urban One, Inc., 7.38%, 02/01/28
(b)
....... USD 75 80,250
ViacomCBS, Inc.:
4.38%, 03/15/43 .................. 592 699,620
5.85%, 09/01/43 .................. 229 320,077
4.95%, 05/19/50 .................. 77 99,083
(LIBOR USD 3 Month + 3.90%), 6.25%,
02/28/57
(a)
.................... 450 515,236
Videotron Ltd.
(b)
:
5.38%, 06/15/24 .................. 400 440,964
5.13%, 04/15/27 .................. 569 593,182
3.63%, 06/15/29 .................. 2,829 2,899,725
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................. GBP 567 801,607
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 4,887 4,974,966
Ziggo Bond Co. BV
(b)
:
6.00%, 01/15/27 .................. 783 815,330
5.13%, 02/28/30 .................. 2,365 2,430,038
Ziggo BV
(b)
:
5.50%, 01/15/27 .................. 4,992 5,175,456
4.88%, 01/15/30 .................. 2,956 3,049,114
259,176,254
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd.:
5.95%, 07/31/24 .................. 6,909 7,335,631
5.45%, 01/24/28 .................. 630 665,431
Alcoa Nederland Holding BV, 7.00%, 09/30/26
(b)
450 469,687
Allegheny Technologies, Inc.:
7.88%, 08/15/23
(d)
................. 2,253 2,463,295
5.88%, 12/01/27 .................. 25 26,131
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 1,245 1,289,197
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 1,540 1,474,550
Arconic Corp.
(b)
:
6.00%, 05/15/25 .................. 1,922 2,032,515
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.13%, 02/15/28 .................. USD 3,386 $ 3,606,090
Barrick North America Finance LLC, 5.75%,
05/01/43 ...................... 30 43,121
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 41 57,331
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 10,502 11,539,072
Cleveland-Cliffs, Inc.
(b)
:
9.88%, 10/17/25 .................. 1,322 1,545,087
4.63%, 03/01/29 .................. 200 212,250
Commercial Metals Co., 5.38%, 07/15/27 ... 104 109,160
Constellium SE
(b)
:
5.88%, 02/15/26 .................. 7,037 7,214,684
5.63%, 06/15/28 .................. 1,468 1,565,255
3.75%, 04/15/29 .................. 5,396 5,382,510
FMG Resources August 2006 Pty. Ltd.
(b)
:
5.13%, 05/15/24 .................. 545 588,600
4.50%, 09/15/27 .................. 595 649,294
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 .................. 3,038 3,216,483
5.40%, 11/14/34 .................. 168 213,570
5.45%, 03/15/43 .................. 7,453 9,580,384
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 3,085 3,210,907
Glencore Funding LLC, 0.00%, 03/27/25
(i)(m)
.. 800 783,839
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 4,309 4,658,568
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
..................... 1,835 2,049,466
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 1,579 1,744,795
JSW Steel Ltd.:
5.95%, 04/18/24 .................. 630 659,453
5.38%, 04/04/25 .................. 4,173 4,355,047
Kaiser Aluminum Corp.
(b)
:
4.63%, 03/01/28 .................. 244 254,731
4.50%, 06/01/31 .................. 980 1,019,200
KME SE, 6.75%, 02/01/23 ............ EUR 630 698,761
Mineral Resources Ltd., 8.13%, 05/01/27
(b)
.. USD 615 672,921
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 4,149 4,468,639
Newmont Corp.:
3.70%, 03/15/23 .................. 220 229,339
2.80%, 10/01/29 .................. 235 250,157
5.45%, 06/09/44 .................. 300 418,473
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 3,557 3,721,511
Novelis Corp.
(b)
:
5.88%, 09/30/26 .................. 1,140 1,182,944
3.25%, 11/15/26 .................. 3,515 3,567,725
4.75%, 01/30/30 .................. 6,056 6,448,489
3.88%, 08/15/31 .................. 5,335 5,395,019
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 . EUR 595 730,918
Nucor Corp.:
2.00%, 06/01/25 .................. USD 205 213,371
2.98%, 12/15/55
(b)
................. 75 75,449
Periama Holdings LLC, 5.95%, 04/19/26 .... 4,824 5,093,203
Southern Copper Corp., 5.88%, 04/23/45 ... 150 204,750
Steel Dynamics, Inc.:
2.40%, 06/15/25 .................. 95 99,628
1.65%, 10/15/27 .................. 535 537,799
3.25%, 10/15/50 .................. 310 316,599
SunCoke Energy, Inc., 4.88%, 06/30/29
(b)
... 200 201,500
Taseko Mines Ltd., 7.00%, 02/15/26
(b)
..... 2,257 2,322,588
thyssenkrupp AG, 2.88%, 02/22/24 ....... EUR 2,862 3,463,852
United States Steel Corp.:
6.25%, 03/15/26 .................. USD 108 111,240
6.88%, 03/01/29 .................. 2,065 2,241,413
Vale Overseas Ltd.:
6.25%, 08/10/26 .................. 367 441,464

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
3.75%, 07/08/30 .................. USD 2,790 $ 2,974,838
Vedanta Resources Finance II plc:
8.00%, 04/23/23 .................. 6,094 5,634,284
13.88%, 01/21/24 ................. 2,425 2,553,525
8.95%, 03/11/25
(b)
................. 1,278 1,204,515
Vedanta Resources Ltd.:
7.13%, 05/31/23 .................. 6,730 6,102,427
141,592,675
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(b)
................ 1,040 1,020,500
New Residential Investment Corp., 6.25%,
10/15/25
(b)
..................... 100 99,875
Starwood Property Trust, Inc.:
5.00%, 12/15/21 .................. 1,943 1,947,857
5.50%, 11/01/23
(b)
................. 217 227,579
4.75%, 03/15/25 .................. 550 580,250
3.63%, 07/15/26
(b)
................. 215 218,494
4,094,555
Multiline Retail — 0.1%
Future Retail Ltd., 5.60%, 01/22/25 ....... 285 204,096
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(b)
..................... 630 645,671
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(b)
170 179,325
Macy's, Inc., 8.38%, 06/15/25
(b)
......... 3,931 4,284,790
Marks & Spencer plc, 4.50%, 07/10/27
(d)
.... GBP 600 894,465
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... USD 3,038 3,243,004
9,451,351
Multi-Utilities — 0.0%
Berkshire Hathaway Energy Co., 3.75%,
11/15/23 ...................... 825 881,284
Consumers Energy Co., 3.25%, 08/15/46 ... 875 956,954
Dominion Energy, Inc.:
2.72%, 08/15/21
(d)
................. 365 365,157
Series B, 2.75%, 09/15/22 ........... 1,210 1,235,216
3.90%, 10/01/25 .................. 1,120 1,242,045
DTE Energy Co., 2.25%, 11/01/22 ........ 200 204,520
NiSource, Inc.:
3.60%, 05/01/30 .................. 400 447,705
3.95%, 03/30/48 .................. 550 641,625
Sempra Energy:
3.40%, 02/01/28 .................. 1,075 1,188,560
3.80%, 02/01/38 .................. 825 937,482
8,100,548
Oil, Gas & Consumable Fuels — 3.1%
Adani Green Energy UP Ltd., 6.25%, 12/10/24 1,600 1,738,300
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 3,599 3,849,871
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 .................. 3,355 3,715,025
5.75%, 03/01/27 .................. 1,634 1,683,020
5.75%, 01/15/28 .................. 732 764,940
5.38%, 06/15/29 .................. 2,488 2,555,027
Antero Resources Corp.:
5.00%, 03/01/25 .................. 200 203,500
8.38%, 07/15/26
(b)
................. 133 150,470
7.63%, 02/01/29
(b)
................. 3,196 3,502,656
5.38%, 03/01/30
(b)
................. 533 542,327
Apache Corp.:
4.63%, 11/15/25 .................. 305 327,875
4.88%, 11/15/27 .................. 1,279 1,374,682
4.38%, 10/15/28 .................. 1,098 1,163,254
4.25%, 01/15/30 .................. 1,287 1,341,697
5.10%, 09/01/40 .................. 2,913 3,124,193
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.25%, 02/01/42 .................. USD 599 $ 643,925
4.75%, 04/15/43 .................. 5,015 5,152,912
4.25%, 01/15/44 .................. 1,650 1,616,670
5.35%, 07/01/49 .................. 736 775,781
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 .................. 1,810 2,479,700
8.25%, 12/31/28 .................. 1,004 1,084,671
5.88%, 06/30/29 .................. 3,415 3,363,775
Azure Power Solar Energy Pvt Ltd., 5.65%,
12/24/24 ...................... 630 661,618
BP Capital Markets America, Inc.:
3.19%, 04/06/25 .................. 730 787,282
3.02%, 01/16/27 .................. 582 631,893
3.59%, 04/14/27 .................. 732 816,024
4.23%, 11/06/28 .................. 758 883,521
3.63%, 04/06/30 .................. 830 940,442
1.75%, 08/10/30 .................. 60 59,421
3.06%, 06/17/41 .................. 1,025 1,056,799
BP Capital Markets plc:
1.00%, 04/28/23
(i)
................. GBP 600 845,931
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38%
(a)(k)
..................... USD 12,000 12,810,000
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25%
(a)(k)
.. GBP 500 743,650
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%
(a)(k)
..................... USD 20,125 22,219,006
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................. 318 329,663
5.85%, 11/15/43 .................. 1,712 1,720,560
5.60%, 10/15/44 .................. 978 965,168
Callon Petroleum Co.:
6.13%, 10/01/24 .................. 745 696,724
9.00%, 04/01/25
(b)
................. 4,529 4,879,997
8.00%, 08/01/28
(b)
................. 4,358 4,093,949
Calumet Specialty Products Partners LP:
7.75%, 04/15/23 .................. 500 495,000
9.25%, 07/15/24
(b)
................. 200 218,000
11.00%, 04/15/25
(b)
................ 542 599,289
Cameron LNG LLC, 3.30%, 01/15/35
(b)
..... 565 620,125
Centennial Resource Production LLC
(b)
:
5.38%, 01/15/26 .................. 1,548 1,490,507
6.88%, 04/01/27 .................. 1,769 1,738,043
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 .................. 995 1,137,057
5.13%, 06/30/27 .................. 1,165 1,364,639
Cheniere Energy Partners LP:
5.63%, 10/01/26 .................. 540 557,609
4.50%, 10/01/29 .................. 2,671 2,881,341
4.00%, 03/01/31
(b)
................. 5,101 5,395,838
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 13,006 13,710,665
Chesapeake Energy Corp., 5.50%, 02/01/26
(b)
60 62,550
Cimarex Energy Co., 3.90%, 05/15/27 ..... 155 172,475
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 .................. 1,719 1,764,691
6.38%, 06/15/26 .................. 1,785 1,820,700
CNX Resources Corp.
(b)
:
7.25%, 03/14/27 .................. 1,700 1,809,973
6.00%, 01/15/29 .................. 1,338 1,418,641
Colgate Energy Partners III LLC
(b)
:
7.75%, 02/15/26 .................. 1,517 1,627,043
5.88%, 07/01/29 .................. 2,432 2,523,200
Comstock Resources, Inc.
(b)
:
7.50%, 05/15/25 .................. 1,671 1,729,485

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.75%, 03/01/29 .................. USD 3,747 $ 3,915,053
5.88%, 01/15/30 .................. 2,036 2,048,318
ConocoPhillips, 3.75%, 10/01/27
(b)
....... 800 910,613
Continental Resources, Inc.:
4.50%, 04/15/23 .................. 374 388,900
4.38%, 01/15/28 .................. 500 553,750
5.75%, 01/15/31
(b)
................. 250 301,325
4.90%, 06/01/44 .................. 632 729,255
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
..................... 1,050 1,053,806
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 2,813 2,918,488
Crestwood Midstream Partners LP:
5.75%, 04/01/25 .................. 75 76,775
5.63%, 05/01/27
(b)
................. 860 879,221
6.00%, 02/01/29
(b)
................. 1,450 1,508,000
CrownRock LP
(b)
:
5.63%, 10/15/25 .................. 5,899 6,046,475
5.00%, 05/01/29 .................. 160 167,009
DCP Midstream Operating LP:
3.88%, 03/15/23 .................. 300 307,875
5.38%, 07/15/25 .................. 645 712,725
6.45%, 11/03/36
(b)
................. 1,578 1,893,600
6.75%, 09/15/37
(b)
................. 5,096 6,280,820
(LIBOR USD 3 Month + 3.85%), 5.85%,
05/21/43
(a)(b)
................... 375 346,875
5.60%, 04/01/44 .................. 350 401,245
Delek Logistics Partners LP, 7.13%, 06/01/28
(b)
100 103,962
Devon Energy Corp.:
8.25%, 08/01/23
(b)
................. 286 324,248
5.25%, 10/15/27
(b)
................. 1,070 1,142,816
4.75%, 05/15/42 .................. 323 369,115
Diamondback Energy, Inc.:
2.88%, 12/01/24 .................. 1,680 1,769,163
4.75%, 05/31/25 .................. 50 56,137
3.50%, 12/01/29 .................. 1,400 1,517,756
3.13%, 03/24/31 .................. 269 282,389
DT Midstream, Inc.
(b)
:
4.13%, 06/15/29 .................. 3,527 3,617,291
4.38%, 06/15/31 .................. 4,077 4,229,888
Enbridge, Inc.:
4.00%, 10/01/23 .................. 500 533,536
2.50%, 01/15/25 .................. 1,040 1,095,110
4.25%, 12/01/26 .................. 500 568,043
3.70%, 07/15/27 .................. 144 160,682
3.13%, 11/15/29 .................. 425 457,819
4.50%, 06/10/44 .................. 30 36,453
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
......... 13,675 15,179,250
Encino Acquisition Partners Holdings LLC,
8.50%, 05/01/28
(b)
................ 300 299,904
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 .................. 700 740,250
5.50%, 01/30/26 .................. 4,452 4,591,125
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)
..................... 3,470 3,538,749
Energy Transfer LP:
5.00%, 10/01/22 .................. 300 311,659
5.88%, 01/15/24 .................. 3,740 4,132,719
4.90%, 02/01/24 .................. 245 266,374
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(k)
..................... 10,183 10,450,915
5.25%, 04/15/29 .................. 270 321,747
5.95%, 10/01/43 .................. 220 276,525
5.15%, 03/15/45 .................. 1,250 1,455,199
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00%, 06/15/48 .................. USD 495 $ 629,779
6.25%, 04/15/49 .................. 1,735 2,287,104
EnLink Midstream LLC:
5.63%, 01/15/28
(b)
................. 1,672 1,769,310
5.38%, 06/01/29 .................. 930 967,377
EnLink Midstream Partners LP:
4.40%, 04/01/24 .................. 1,979 2,079,335
4.15%, 06/01/25 .................. 1,283 1,324,954
4.85%, 07/15/26 .................. 2,041 2,133,417
5.60%, 04/01/44 .................. 969 944,775
5.05%, 04/01/45 .................. 66 61,050
5.45%, 06/01/47 .................. 600 582,000
Enterprise Products Operating LLC:
4.85%, 08/15/42 .................. 105 131,747
4.45%, 02/15/43 .................. 1,130 1,361,036
4.85%, 03/15/44 .................. 5 6,256
4.80%, 02/01/49 .................. 575 727,293
4.20%, 01/31/50 .................. 830 976,635
EOG Resources, Inc.:
4.38%, 04/15/30 .................. 300 359,539
4.95%, 04/15/50 .................. 70 95,234
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................. 1,589 1,730,548
4.13%, 12/01/26 .................. 178 179,773
6.50%, 07/01/27
(b)
................. 3,017 3,386,582
5.50%, 07/15/28 .................. 730 790,225
4.50%, 01/15/29
(b)
................. 2,005 2,029,120
4.75%, 01/15/31
(b)
................. 3,573 3,635,528
6.50%, 07/15/48 .................. 240 263,678
EQT Corp.:
7.63%, 02/01/25
(d)
................. 475 548,815
3.13%, 05/15/26
(b)
................. 1,353 1,391,831
3.90%, 10/01/27 .................. 2,054 2,226,022
5.00%, 01/15/29 .................. 384 434,189
8.50%, 02/01/30
(d)
................. 1,593 2,092,326
3.63%, 05/15/31
(b)
................. 381 403,555
Genesis Energy LP:
6.50%, 10/01/25 .................. 1,078 1,069,915
8.00%, 01/15/27 .................. 2,201 2,269,341
7.75%, 02/01/28 .................. 840 848,568
Global Partners LP:
7.00%, 08/01/27 .................. 400 418,072
6.88%, 01/15/29 .................. 975 1,026,188
GNL Quintero SA, 4.63%, 07/31/29 ....... 7,171 7,787,276
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
..................... 194 193,030
Greenko Dutch BV, 3.85%, 03/29/26 ...... 650 653,778
Greenko Mauritius Ltd., 6.25%, 02/21/23 ... 930 956,738
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 .................. 630 638,072
5.95%, 07/29/26 .................. 8,565 9,077,829
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 810 866,117
Hess Corp.:
4.30%, 04/01/27 .................. 955 1,067,263
5.60%, 02/15/41 .................. 925 1,157,575
5.80%, 04/01/47 .................. 200 260,461
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 .................. 885 920,400
5.13%, 06/15/28 .................. 500 523,750
Hilcorp Energy I LP
(b)
:
5.75%, 10/01/25 .................. 550 555,637
6.25%, 11/01/28 .................. 220 229,625
6.00%, 02/01/31 .................. 710 740,974
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
. 1,900 1,926,125
HollyFrontier Corp., 2.63%, 10/01/23 ...... 885 915,455

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
HPCL-Mittal Energy Ltd.:
5.45%, 10/22/26 .................. USD 1,760 $ 1,819,730
5.25%, 04/28/27 .................. 700 715,444
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 3,543 3,693,578
India Green Energy Holdings:
5.38%, 04/29/24
(b)
................. 2,183 2,278,506
5.38%, 04/29/24 .................. 1,945 2,030,094
Indigo Natural Resources LLC, 5.38%,
02/01/29
(b)
..................... 4,254 4,434,795
Investment Energy Resources Ltd., 6.25%,
04/26/29
(b)
..................... 509 551,247
Ithaca Energy North Sea plc, 9.00%, 07/15/26
(b)
315 313,731
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 3,147 3,138,896
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 1,535 1,590,740
Kinder Morgan Energy Partners LP:
6.95%, 01/15/38 .................. 286 413,526
6.38%, 03/01/41 .................. 75 105,038
5.40%, 09/01/44 .................. 850 1,085,903
Kinder Morgan, Inc.:
3.15%, 01/15/23 .................. 2,105 2,182,306
5.55%, 06/01/45 .................. 1,175 1,545,107
Laredo Petroleum, Inc., 7.75%, 07/31/29
(b)
.. 1,080 1,044,986
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 4,016 4,182,180
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 600 611,934
Marathon Oil Corp., 4.40%, 07/15/27 ...... 1,685 1,922,260
Marathon Petroleum Corp.:
4.50%, 05/01/23 .................. 2,150 2,287,065
4.75%, 09/15/44 .................. 49 58,924
Matador Resources Co., 5.88%, 09/15/26 ... 8,506 8,646,094
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 .. 2,890 3,071,167
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25 ...................... 3,648 3,764,964
MEG Energy Corp.
(b)
:
6.50%, 01/15/25 .................. 441 454,781
5.88%, 02/01/29 .................. 160 165,200
Mongolian Mining Corp., 9.25%, 04/15/24 ... 4,000 3,465,750
MPLX LP:
1.75%, 03/01/26 .................. 1,160 1,178,589
4.25%, 12/01/27 .................. 790 903,695
4.00%, 03/15/28 .................. 425 477,139
Murphy Oil Corp.:
6.88%, 08/15/24 .................. 300 305,250
5.75%, 08/15/25 .................. 1,222 1,246,440
5.88%, 12/01/27 .................. 512 529,920
6.37%, 12/01/42
(d)
................. 150 149,625
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,796,730
New Fortress Energy, Inc.
(b)
:
6.75%, 09/15/25 .................. 11,256 11,481,345
6.50%, 09/30/26 .................. 8,525 8,612,126
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,763 2,838,983
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 1,007 1,470,767
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
4,018 4,208,252
NuStar Logistics LP:
5.75%, 10/01/25 .................. 752 819,680
6.00%, 06/01/26 .................. 2,322 2,507,760
6.38%, 10/01/30 .................. 47 52,165
Oasis Midstream Partners LP, 8.00%,
04/01/29
(b)
..................... 650 676,000
Oasis Petroleum, Inc., 6.38%, 06/01/26
(b)
... 2,532 2,620,620
Occidental Petroleum Corp.:
6.95%, 07/01/24 .................. 431 480,565
2.90%, 08/15/24 .................. 3,150 3,173,137
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50%, 12/01/25 .................. USD 1,091 $ 1,200,100
5.55%, 03/15/26 .................. 320 350,269
3.00%, 02/15/27 .................. 30 29,775
8.50%, 07/15/27 .................. 380 474,008
6.38%, 09/01/28 .................. 705 821,325
3.50%, 08/15/29 .................. 1,750 1,745,625
8.88%, 07/15/30 .................. 885 1,194,077
6.63%, 09/01/30 .................. 550 671,000
6.13%, 01/01/31 .................. 1,964 2,320,171
6.45%, 09/15/36 .................. 2,200 2,656,225
4.30%, 08/15/39 .................. 2,678 2,655,143
6.20%, 03/15/40 .................. 3,053 3,533,848
4.50%, 07/15/44 .................. 2,564 2,525,540
4.63%, 06/15/45 .................. 3,645 3,657,575
6.60%, 03/15/46 .................. 450 553,570
4.40%, 04/15/46 .................. 4,378 4,295,125
4.10%, 02/15/47 .................. 482 456,208
4.20%, 03/15/48 .................. 2,492 2,386,090
4.40%, 08/15/49 .................. 1,217 1,179,358
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 5,181 5,182,619
Ovintiv Exploration, Inc.:
5.63%, 07/01/24 .................. 425 470,576
5.38%, 01/01/26 .................. 2,342 2,643,426
Ovintiv, Inc.:
8.13%, 09/15/30 .................. 25 34,424
7.20%, 11/01/31 .................. 50 66,828
7.38%, 11/01/31 .................. 847 1,144,343
6.50%, 08/15/34 .................. 1,122 1,496,654
6.63%, 08/15/37 .................. 50 67,964
6.50%, 02/01/38 .................. 150 203,972
Parkland Corp., 5.88%, 07/15/27
(b)
....... 2,224 2,371,340
Parsley Energy LLC, 5.63%, 10/15/27
(b)
.... 420 452,550
PBF Holding Co. LLC:
9.25%, 05/15/25
(b)
................. 656 600,240
7.25%, 06/15/25 .................. 500 300,000
PDC Energy, Inc.:
6.13%, 09/15/24 .................. 1,134 1,153,845
6.25%, 12/01/25 .................. 1,742 1,794,260
5.75%, 05/15/26 .................. 1,430 1,477,304
Penn Virginia Escrow LLC, 9.25%, 08/15/26
(b)
300 297,297
Petrobras Global Finance BV, 5.30%, 01/27/25 4,905 5,494,520
Pioneer Natural Resources Co.:
0.55%, 05/15/23 .................. 580 580,705
1.13%, 01/15/26 .................. 310 308,199
2.15%, 01/15/31 .................. 755 745,246
Plains All American Pipeline LP, 4.30%,
01/31/43 ...................... 430 437,215
Puma International Financing SA:
5.13%, 10/06/24
(b)
................. 350 350,547
5.13%, 10/06/24 .................. 1,375 1,377,148
5.00%, 01/24/26
(b)
................. 550 549,072
Range Resources Corp.:
5.00%, 03/15/23 .................. 500 517,500
4.88%, 05/15/25 .................. 922 956,105
9.25%, 02/01/26 .................. 1,471 1,596,049
ReNew Power Ltd., 6.45%, 09/27/22 ...... 3,330 3,413,250
ReNew Power Pvt Ltd., 5.88%, 03/05/27 .... 4,485 4,711,493
ReNew Power Synthetic:
6.67%, 03/12/24
(b)
................. 630 652,838
6.67%, 03/12/24 .................. 4,901 5,078,661
Renewable Energy Group, Inc., 5.88%,
06/01/28
(b)
..................... 275 286,688
Repsol International Finance BV
(a)
:
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(k)
...................... EUR 550 702,045

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(k)
...................... EUR 467 $ 615,592
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ................ 300 389,782
Rubis Terminal Infra SAS, 5.63%, 05/15/25 .. 1,313 1,639,349
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 .................. USD 975 1,091,923
5.63%, 03/01/25 .................. 1,105 1,265,336
Santos Finance Ltd., 5.25%, 03/13/29 ..... 1,100 1,254,429
SM Energy Co.:
10.00%, 01/15/25
(b)
................ 6,364 7,079,950
5.63%, 06/01/25 .................. 421 413,616
6.75%, 09/15/26 .................. 712 706,553
6.50%, 07/15/28 .................. 3,120 3,107,021
Southwestern Energy Co.:
6.45%, 01/23/25
(d)
................. 1,637 1,792,384
7.50%, 04/01/26 .................. 1,451 1,530,529
7.75%, 10/01/27 .................. 175 187,688
8.38%, 09/15/28 .................. 857 955,726
Sunoco LP:
6.00%, 04/15/27 .................. 1,460 1,523,875
5.88%, 03/15/28 .................. 1,136 1,195,640
4.50%, 05/15/29 .................. 1,515 1,549,087
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 .................. 677 685,571
7.50%, 10/01/25 .................. 832 902,720
5.50%, 01/15/28 .................. 295 301,637
6.00%, 12/31/30 .................. 990 1,039,500
Talos Production, Inc., 12.00%, 01/15/26 ... 400 416,752
Targa Resources Partners LP:
5.88%, 04/15/26 .................. 3,333 3,487,151
5.38%, 02/01/27 .................. 1,036 1,073,555
6.50%, 07/15/27 .................. 400 434,500
5.00%, 01/15/28 .................. 550 578,336
6.88%, 01/15/29 .................. 786 882,753
5.50%, 03/01/30 .................. 2,199 2,421,429
4.88%, 02/01/31
(b)
................. 1,768 1,911,650
4.00%, 01/15/32
(b)
................. 902 932,406
TerraForm Power Operating LLC
(b)
:
4.25%, 01/31/23 .................. 584 599,330
5.00%, 01/31/28 .................. 1,080 1,166,400
4.75%, 01/15/30 .................. 986 1,037,765
UGI International LLC, 3.25%, 11/01/25 .... EUR 500 605,072
Valero Energy Corp.:
2.70%, 04/15/23 .................. USD 425 440,167
1.20%, 03/15/24 .................. 1,250 1,260,765
2.85%, 04/15/25 .................. 625 663,060
Venture Global Calcasieu Pass LLC
(b)
:
3.88%, 08/15/29 .................. 5,461 5,577,046
4.13%, 08/15/31 .................. 5,854 6,061,525
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
4,612 4,808,010
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. 800 838,160
Western Midstream Operating LP:
4.75%, 08/15/28 .................. 256 277,740
5.30%, 02/01/30
(d)
................. 1,900 2,132,816
5.45%, 04/01/44 .................. 2,063 2,315,717
5.30%, 03/01/48 .................. 5,389 5,940,295
5.50%, 08/15/48 .................. 671 748,165
6.50%, 02/01/50
(d)
................. 6,463 7,602,104
Williams Cos., Inc. (The):
3.60%, 03/15/22 .................. 1,000 1,014,342
3.70%, 01/15/23 .................. 960 997,793
4.55%, 06/24/24 .................. 1,425 1,566,848
566,695,213
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.0%
Clearwater Paper Corp., 4.75%, 08/15/28
(b)
.. USD 125 $ 126,400
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
.... 187 193,293
Louisiana-Pacific Corp., 3.63%, 03/15/29
(b)
.. 1,300 1,309,750
Resolute Forest Products, Inc., 4.88%,
03/01/26
(b)
..................... 1,080 1,115,100
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/26
(b)
..................... 300 318,186
Suzano Austria GmbH, 3.13%, 01/15/32 .... 2,435 2,410,041
5,472,770
Personal Products — 0.0%
Coty, Inc.:
4.00%, 04/15/23 .................. EUR 900 1,058,817
3.88%, 04/15/26 .................. 1,299 1,546,717
4.75%, 04/15/26 .................. 600 692,177
5.00%, 04/15/26
(b)
................. USD 1,485 1,496,138
6.50%, 04/15/26
(b)
................. 500 502,500
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
548 580,261
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... 2,137 2,112,958
7,989,568
Pharmaceuticals — 0.6%
Astrazeneca Finance LLC, 2.25%, 05/28/31 .. 155 160,953
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 800 866,000
8.50%, 01/31/27 .................. 3,400 3,675,927
Bausch Health Cos., Inc.
(b)
:
6.13%, 04/15/25 .................. 1,966 2,006,549
5.50%, 11/01/25 .................. 1,125 1,148,906
9.00%, 12/15/25 .................. 6,400 6,830,976
5.75%, 08/15/27 .................. 2,758 2,902,795
7.00%, 01/15/28 .................. 1,904 1,999,200
5.00%, 01/30/28 .................. 1,357 1,294,239
4.88%, 06/01/28 .................. 5,150 5,313,976
5.00%, 02/15/29 .................. 4,391 4,149,275
6.25%, 02/15/29 .................. 4,469 4,446,387
7.25%, 05/30/29 .................. 5,147 5,327,145
5.25%, 01/30/30 .................. 475 447,051
5.25%, 02/15/31 .................. 1,032 967,500
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
. 1,525 1,704,040
Bristol-Myers Squibb Co.:
2.90%, 07/26/24 .................. 332 354,680
3.40%, 07/26/29 .................. 80 90,612
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27
(b)
................. 3,091 3,233,959
2.38%, 03/01/28 .................. EUR 2,407 2,873,863
3.13%, 02/15/29
(b)
................. USD 1,454 1,424,920
Cheplapharm Arzneimittel GmbH:
4.38%, 01/15/28 .................. EUR 692 853,720
5.50%, 01/15/28
(b)
................. USD 2,250 2,298,848
Elanco Animal Health, Inc., 5.90%, 08/28/28
(d)
680 813,008
Endo DAC
(b)
:
5.88%, 10/15/24 .................. 400 396,000
9.50%, 07/31/27 .................. 4,510 4,524,432
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
..................... 3,516 3,494,025
Gruenenthal GmbH:
3.63%, 11/15/26 .................. EUR 558 679,237
4.13%, 05/15/28 .................. 1,023 1,247,027
Herbalife Nutrition Ltd., 7.88%, 09/01/25
(b)
... USD 800 869,000
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... 3,864 4,027,370
Johnson & Johnson, 3.55%, 03/01/36 ..... 185 220,356
Jubilant Pharma Ltd., 6.00%, 03/05/24 ..... 1,300 1,358,744
Merck & Co., Inc., 3.40%, 03/07/29 ....... 155 175,458
Nidda BondCo GmbH:
5.00%, 09/30/25 .................. EUR 800 949,084

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
7.25%, 09/30/25 .................. EUR 374 $ 454,154
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 .................. 1,911 2,261,025
Organon & Co.:
2.88%, 04/30/28 .................. 716 865,493
4.13%, 04/30/28
(b)
................. USD 5,174 5,305,471
5.13%, 04/30/31
(b)
................. 5,794 5,967,820
P&L Development LLC, 7.75%, 11/15/25
(b)
... 2,150 2,246,750
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 9,815 10,011,300
Pfizer, Inc.:
3.45%, 03/15/29 .................. 240 272,714
4.30%, 06/15/43 .................. 155 199,310
2.70%, 05/28/50 .................. 280 285,464
Rossini SARL:
(EURIBOR 3 Month + 3.88%), 3.88%,
10/30/25
(a)
.................... EUR 200 237,606
6.75%, 10/30/25 .................. 1,212 1,501,559
Takeda Pharmaceutical Co. Ltd.:
4.40%, 11/26/23 .................. USD 1,088 1,179,161
3.18%, 07/09/50 .................. 1,720 1,791,508
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 .................. EUR 900 1,162,911
4.50%, 03/01/25 .................. 500 618,073
1.88%, 03/31/27 .................. 300 332,254
1.63%, 10/15/28 .................. 300 321,800
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 .............. USD 200 219,015
108,358,650
Professional Services — 0.1%
AMN Healthcare, Inc.
(b)
:
4.63%, 10/01/27 .................. 85 88,506
4.00%, 04/15/29 .................. 830 850,750
ASGN, Inc., 4.63%, 05/15/28
(b)
.......... 1,406 1,467,337
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 2,832 2,821,380
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 .................. 3,607 3,818,911
10.25%, 02/15/27 ................. 2,172 2,370,130
House of Finance NV (The), 4.38%, 07/15/26 . EUR 500 603,470
Intertrust Group BV, 3.38%, 11/15/25 ...... 711 861,178
Jaguar Holding Co. II, 4.63%, 06/15/25
(b)
... USD 872 912,330
Jaguar Holding Co. II/PPD Development LP,
5.00%, 06/15/28
(b)
................ 4,588 4,943,570
Korn Ferry, 4.63%, 12/15/27
(b)
.......... 965 996,363
La Financiere Atalian SASU, 5.13%, 05/15/25 EUR 471 556,585
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 1,874 1,965,357
22,255,867
Real Estate Management & Development — 2.7%
ADLER Group SA:
3.25%, 08/05/25 .................. EUR 1,000 1,202,938
2.75%, 11/13/26 .................. 1,000 1,177,220
2.25%, 01/14/29 .................. 300 336,937
Aedas Homes Opco SLU, 4.00%, 08/15/26 .. 429 519,798
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(k)
..................... USD 984 929,757
5.75%, 01/02/25 .................. 7,642 7,384,082
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.08%),
7.75%
(a)(k)
..................... 2,282 2,114,844
6.05%, 10/13/25 .................. 4,265 4,059,214
Alam Sutera Realty Tbk. PT, 6.00%, (6.00%
Cash or 6.25% PIK), 05/02/24
(j)
........ 607 485,790
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... USD 4,380 $ 4,533,300
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.37%
(a)(k)
................ EUR 1,100 1,379,905
Canary Wharf Group Investment Holdings plc,
3.38%, 04/23/28 ................. GBP 500 705,783
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ...................... USD 325 349,233
Central China Real Estate Ltd.:
6.88%, 08/08/22 .................. 630 596,925
7.25%, 04/24/23 .................. 2,630 2,353,850
7.90%, 11/07/23 .................. 1,930 1,670,053
7.25%, 07/16/24 .................. 2,118 1,673,617
7.25%, 08/13/24 .................. 918 716,212
CFLD Cayman Investment Ltd.
(e)(l)
:
8.63%, 02/28/21 .................. 314 111,823
6.92%, 06/16/22 .................. 4,911 1,748,930
6.90%, 01/13/23 .................. 6,858 2,459,450
8.60%, 04/08/24 .................. 2,833 1,015,100
China Aoyuan Group Ltd.:
8.50%, 01/23/22 .................. 3,028 3,001,126
5.38%, 09/13/22 .................. 400 376,916
7.95%, 02/19/23 .................. 10,122 9,666,510
6.35%, 02/08/24 .................. 7,738 6,925,510
5.98%, 08/18/25 .................. 2,400 1,980,000
China Evergrande Group:
8.25%, 03/23/22 .................. 1,145 635,475
9.50%, 04/11/22 .................. 630 337,050
11.50%, 01/22/23 ................. 9,095 3,888,112
10.00%, 04/11/23 ................. 7,174 3,120,690
7.50%, 06/28/23 .................. 2,500 1,062,500
12.00%, 01/22/24 ................. 6,281 2,638,020
10.50%, 04/11/24 ................. 1,930 791,300
China SCE Group Holdings Ltd.:
5.88%, 03/10/22 .................. 1,171 1,165,555
7.25%, 04/19/23 .................. 5,710 5,744,974
7.38%, 04/09/24 .................. 6,549 6,548,181
7.00%, 05/02/25 .................. 4,685 4,480,031
CIFI Holdings Group Co. Ltd.:
5.50%, 01/23/22 .................. 2,100 2,116,406
6.55%, 03/28/24 .................. 2,810 2,891,314
6.45%, 11/07/24 .................. 3,264 3,383,952
6.00%, 07/16/25 .................. 4,272 4,356,906
5.95%, 10/20/25 .................. 5,340 5,446,133
5.25%, 05/13/26 .................. 6,015 5,963,497
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(k)
................ EUR 600 742,540
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 .................. USD 2,719 2,837,617
6.15%, 09/17/25 .................. 4,561 4,885,971
4.20%, 02/06/26 .................. 8,332 8,442,920
5.63%, 12/15/26 .................. 800 861,900
5.13%, 01/14/27 .................. 630 652,168
4.80%, 08/06/30 .................. 5,500 5,605,875
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24 ................. EUR 300 343,609
Easy Tactic Ltd.:
9.13%, 07/28/22 .................. USD 3,153 2,789,026
8.13%, 02/27/23 .................. 4,580 3,417,825
8.63%, 02/27/24 .................. 4,785 3,265,762
8.63%, 03/05/24 .................. 1,457 996,042
8.13%, 07/11/24 .................. 4,330 2,912,737
Fantasia Holdings Group Co. Ltd.:
15.00%, 12/18/21 ................. 1,735 1,612,791
11.75%, 04/17/22 ................. 2,039 1,744,365

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
7.95%, 07/05/22 .................. USD 1,650 $ 1,304,325
12.25%, 10/18/22 ................. 3,269 2,614,791
10.88%, 01/09/23 ................. 1,345 1,049,100
11.88%, 06/01/23 ................. 1,500 1,152,000
9.25%, 07/28/23 .................. 3,540 2,520,701
9.88%, 10/19/23 .................. 2,640 1,834,800
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)
...... EUR 1,025 1,211,347
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 4,450 4,661,375
Forestar Group, Inc., 3.85%, 05/15/26
(b)
.... 1,382 1,395,820
Global Prime Capital Pte. Ltd.:
5.50%, 10/18/23 .................. 630 636,812
5.95%, 01/23/25 .................. 6,156 6,353,377
Greenland Global Investment Ltd., (LIBOR USD
3 Month + 4.85%), 5.00%, 09/26/21
(a)
.... 3,600 3,500,550
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 370 377,263
Heimstaden Bostad AB
(a)(k)
:
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 450 554,453
(EUR Swap Annual 5 Year + 3.15%), 2.62% 1,275 1,501,125
(EUR Swap Annual 5 Year + 3.27%), 3.00% 850 1,010,914
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ...................... USD 6,890 7,141,054
Howard Hughes Corp. (The)
(b)
:
5.38%, 08/01/28 .................. 1,636 1,732,115
4.13%, 02/01/29 .................. 1,409 1,396,108
4.38%, 02/01/31 .................. 1,794 1,789,371
Hunt Cos., Inc., 5.25%, 04/15/29
(b)
....... 1,500 1,466,250
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(e)(l)
. 2,500 1,319,531
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22 .................. 737 657,773
11.95%, 10/22/22 ................. 3,345 3,010,500
11.50%, 01/30/23 ................. 3,413 2,928,354
10.88%, 07/23/23 ................. 9,661 8,186,490
9.75%, 09/28/23 .................. 5,565 4,553,909
11.95%, 11/12/23 ................. 4,610 3,953,939
9.38%, 06/30/24 .................. 4,244 3,291,222
11.70%, 11/11/25 ................. 1,700 1,313,250
Kennedy-Wilson, Inc., 5.00%, 03/01/31 .... 300 307,500
KWG Group Holdings Ltd.:
7.88%, 08/09/21 .................. 1,144 1,145,945
7.88%, 09/01/23 .................. 7,914 7,914,000
7.40%, 03/05/24 .................. 1,718 1,724,228
5.88%, 11/10/24 .................. 1,287 1,234,957
5.95%, 08/10/25 .................. 7,356 7,030,956
Logan Group Co. Ltd.:
6.50%, 07/16/23 .................. 5,918 5,972,741
6.90%, 06/09/24 .................. 1,718 1,760,735
5.75%, 01/14/25 .................. 3,322 3,322,623
5.25%, 10/19/25 .................. 5,545 5,407,415
Modern Land China Co. Ltd., 12.85%, 10/25/21 530 524,866
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24
(e)(l)
.................... 1,296 590,328
New Metro Global Ltd.:
6.50%, 05/20/22 .................. 212 215,710
6.80%, 08/05/23 .................. 3,510 3,567,696
4.80%, 12/15/24 .................. 7,280 7,019,740
Powerlong Real Estate Holdings Ltd.:
7.13%, 11/08/22 .................. 2,608 2,633,754
6.95%, 07/23/23 .................. 895 896,846
6.25%, 08/10/24 .................. 5,612 5,558,686
Realogy Group LLC
(b)
:
7.63%, 06/15/25 .................. 242 260,755
5.75%, 01/15/29 .................. 2,783 2,918,671
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Redsun Properties Group Ltd.:
9.95%, 04/11/22 .................. USD 4,542 $ 4,504,528
10.50%, 10/03/22 ................. 4,559 4,528,512
9.70%, 04/16/23 .................. 484 464,640
7.30%, 01/13/25 .................. 655 554,007
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 .................. 4,980 5,195,696
6.00%, 09/04/25 .................. 8,840 8,994,700
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ................. 1,325 1,327,070
10.50%, 03/01/22 ................. 1,150 1,145,184
8.75%, 10/25/22 .................. 5,685 5,529,729
8.95%, 01/22/23 .................. 6,059 5,749,612
8.10%, 06/09/23 .................. 1,145 1,062,918
7.35%, 12/15/23 .................. 3,927 3,526,446
Scenery Journey Ltd.:
11.50%, 10/24/22 ................. 6,977 2,686,145
13.00%, 11/06/22 ................. 5,888 2,296,320
12.00%, 10/24/23 ................. 10,432 3,651,200
13.75%, 11/06/23 ................. 464 166,692
Seazen Group Ltd.:
6.45%, 06/11/22 .................. 300 301,875
6.15%, 04/15/23 .................. 1,145 1,156,307
6.00%, 08/12/24 .................. 4,566 4,600,245
Shimao Group Holdings Ltd.:
6.38%, 10/15/21 .................. 2,150 2,169,484
5.60%, 07/15/26 .................. 1,145 1,168,043
3.45%, 01/11/31 .................. 1,145 1,044,813
Shui On Development Holding Ltd.:
6.25%, 11/28/21 .................. 600 605,438
5.75%, 11/12/23 .................. 1,718 1,754,507
6.15%, 08/24/24 .................. 9,795 10,039,875
5.50%, 03/03/25 .................. 1,000 1,000,000
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27 ................. 209 227,327
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29 ...................... 302 294,223
Sunac China Holdings Ltd.:
7.25%, 06/14/22 .................. 4,755 4,767,779
8.35%, 04/19/23 .................. 200 199,287
7.95%, 10/11/23 .................. 3,927 3,840,606
7.50%, 02/01/24 .................. 6,446 6,207,498
6.65%, 08/03/24 .................. 7,244 6,640,937
7.00%, 07/09/25 .................. 4,573 4,149,998
Theta Capital Pte. Ltd.:
8.13%, 01/22/25 .................. 3,924 3,943,129
6.75%, 10/31/26 .................. 630 591,137
Times China Holdings Ltd.:
5.75%, 04/26/22 .................. 289 288,910
6.75%, 07/16/23 .................. 5,197 5,170,366
5.55%, 06/04/24 .................. 245 230,913
6.75%, 07/08/25 .................. 9,310 8,889,886
6.20%, 03/22/26 .................. 4,600 4,211,300
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27 .......... GBP 623 960,260
Series N, 6.46%, 03/30/32
(d)
.......... 800 1,350,727
Wanda Group Overseas Ltd., 7.50%, 07/24/22 USD 4,935 4,584,307
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ...................... 1,000 968,937
Yango Justice International Ltd.:
10.00%, 02/12/23 ................. 1,811 1,797,757
9.25%, 04/15/23 .................. 4,560 4,367,055
8.25%, 11/25/23 .................. 4,554 4,241,767
7.50%, 04/15/24 .................. 2,975 2,777,534
7.88%, 09/04/24 .................. 1,415 1,252,275

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 .................. USD 7,745 $ 7,954,599
6.80%, 02/27/24 .................. 4,480 4,629,240
Yuzhou Group Holdings Co. Ltd.:
8.63%, 01/23/22 .................. 630 617,400
8.50%, 02/04/23 .................. 2,043 1,771,409
6.00%, 10/25/23 .................. 2,995 2,349,765
8.50%, 02/26/24 .................. 6,145 5,038,900
8.38%, 10/30/24 .................. 2,145 1,671,062
7.70%, 02/20/25 .................. 4,562 3,467,120
8.30%, 05/27/25 .................. 1,700 1,264,694
7.38%, 01/13/26 .................. 3,220 2,205,700
7.85%, 08/12/26 .................. 2,280 1,561,800
6.35%, 01/13/27 .................. 2,887 1,900,548
Zhenro Properties Group Ltd.:
8.70%, 08/03/22 .................. 4,930 4,947,871
9.15%, 05/06/23 .................. 1,145 1,152,371
8.30%, 09/15/23 .................. 2,338 2,310,675
8.35%, 03/10/24 .................. 1,155 1,132,117
7.88%, 04/14/24 .................. 3,400 3,198,762
7.35%, 02/05/25 .................. 1,590 1,418,876
6.63%, 01/07/26 .................. 2,235 1,877,121
487,230,769
Road & Rail — 0.3%
Avis Budget Car Rental LLC
(b)
:
4.75%, 04/01/28 .................. 400 405,892
5.38%, 03/01/29 .................. 2,466 2,564,640
Burlington Northern Santa Fe LLC:
5.15%, 09/01/43 .................. 100 138,843
4.90%, 04/01/44 .................. 995 1,352,208
CMB International Leasing Management Ltd.,
2.75%, 08/12/30 ................. 6,100 6,047,769
CSX Corp.:
3.80%, 03/01/28 .................. 150 170,679
4.30%, 03/01/48 .................. 330 411,197
4.75%, 11/15/48 .................. 165 217,524
DAE Funding LLC
(b)
:
1.55%, 08/01/24 .................. 2,370 2,359,809
2.63%, 03/20/25 .................. 3,615 3,678,940
EC Finance plc, 2.38%, 11/15/22 ........ EUR 990 1,175,092
First Student Bidco, Inc., 4.00%, 07/31/29
(b)
.. USD 210 210,262
Loxam SAS:
3.25%, 01/14/25 .................. EUR 708 844,761
3.75%, 07/15/26 .................. 673 815,915
5.75%, 07/15/27 .................. 200 246,147
Modulaire Global Finance plc, 8.00%,
02/15/23
(b)
..................... USD 415 426,412
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(k)
................ GBP 400 577,517
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 1,989 2,052,499
Norfolk Southern Corp.:
2.55%, 11/01/29 .................. 990 1,051,687
4.15%, 02/28/48 .................. 750 898,659
3.05%, 05/15/50 .................. 43 44,266
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28 ...................... 5,000 5,499,300
Penske Truck Leasing Co. LP, 4.00%,
07/15/25
(b)
..................... 2,915 3,229,749
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 2,900 3,023,794
Ryder System, Inc., 2.50%, 09/01/24 ...... 1,150 1,207,720
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 .................. 5,220 5,590,359
8.00%, 11/01/26 .................. 2,595 2,779,894
7.50%, 09/15/27 .................. 5,690 6,217,463
Security
Par (000)
Par (000) Value
Road & Rail (continued)
6.25%, 01/15/28 .................. USD 1,156 $ 1,247,324
Union Pacific Corp.:
3.55%, 08/15/39 .................. 3 3,414
4.05%, 03/01/46 .................. 25 29,785
3.95%, 08/15/59 .................. 1,005 1,199,860
3.84%, 03/20/60 .................. 1,051 1,234,615
2.97%, 09/16/62 .................. 120 118,961
57,072,956
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.63%, 09/15/27
(b)
.. 1,100 1,181,564
ams AG:
0.00%, 03/05/25
(i)(m)
................ EUR 600 602,496
6.00%, 07/31/25 .................. 591 749,448
2.13%, 11/03/27
(i)
................. 600 682,782
Analog Devices, Inc., 2.95%, 04/01/25 ..... USD 850 912,060
Broadcom Corp., 3.88%, 01/15/27 ....... 475 526,721
Broadcom, Inc.:
4.75%, 04/15/29 .................. 1,325 1,555,920
3.42%, 04/15/33
(b)
................. 3,345 3,567,698
Entegris, Inc.
(b)
:
4.38%, 04/15/28 .................. 1,060 1,113,000
3.63%, 05/01/29 .................. 914 936,850
Intel Corp.:
4.75%, 03/25/50 .................. 590 789,012
3.10%, 02/15/60 .................. 20 20,643
KLA Corp.:
4.10%, 03/15/29 .................. 1,026 1,194,516
3.30%, 03/01/50 .................. 850 921,585
Lam Research Corp., 4.88%, 03/15/49 ..... 275 380,190
Microchip Technology, Inc., 4.25%, 09/01/25 . 7,992 8,419,304
NVIDIA Corp., 3.50%, 04/01/40 ......... 490 561,551
NXP BV
(b)
:
4.30%, 06/18/29 .................. 1,070 1,237,755
2.50%, 05/11/31 .................. 2,140 2,218,588
3.25%, 05/11/41 .................. 485 506,613
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 2,884 3,004,263
Qorvo, Inc., 4.38%, 10/15/29 ........... 1,935 2,106,170
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 584 750,277
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 1,546 1,567,427
35,506,433
Software — 0.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 180 188,325
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................. 6,977 7,107,819
Autodesk, Inc., 3.50%, 06/15/27 ......... 18 20,064
Boxer Parent Co., Inc.:
6.50%, 10/02/25 .................. EUR 2,080 2,602,017
7.13%, 10/02/25
(b)
................. USD 3,375 3,599,370
9.13%, 03/01/26
(b)
................. 5,305 5,550,356
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)
........... EUR 392 463,861
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 .................. USD 2,645 2,691,287
4.25%, 01/31/26 .................. 4,589 4,818,450
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 4,804 5,008,170
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 1,992 2,077,019
CDK Global, Inc., 4.88%, 06/01/27 ....... 1,384 1,457,753
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)
........... EUR 865 1,028,672
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... USD 9,262 9,366,197
Clarivate Science Holdings Corp.
(b)
:
3.88%, 06/30/28 .................. 3,409 3,437,141
4.88%, 06/30/29 .................. 3,938 3,966,118

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . USD 3,125 $ 3,167,969
Elastic NV, 4.13%, 07/15/29
(b)
.......... 3,681 3,694,951
Fair Isaac Corp.
(b)
:
5.25%, 05/15/26 .................. 225 255,937
4.00%, 06/15/28 .................. 2,158 2,254,463
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 1,048 1,032,280
J2 Global, Inc., 4.63%, 10/15/30
(b)
........ 2,330 2,475,625
LogMeIn, Inc., 5.50%, 09/01/27
(b)
........ 605 627,173
Microsoft Corp.:
3.45%, 08/08/36 .................. 238 281,485
2.53%, 06/01/50 .................. 856 855,568
2.92%, 03/17/52 .................. 1,831 1,972,999
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 2,626 2,635,848
NortonLifeLock, Inc., 5.00%, 04/15/25
(b)
.... 475 481,555
Nuance Communications, Inc., 5.63%, 12/15/26 4,573 4,761,636
Open Text Corp., 3.88%, 02/15/28
(b)
...... 607 626,728
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 1,906 1,967,945
Oracle Corp.:
2.95%, 04/01/30 .................. 1,400 1,497,098
3.85%, 07/15/36 .................. 850 957,041
5.38%, 07/15/40 .................. 650 853,831
3.65%, 03/25/41 .................. 540 585,846
4.13%, 05/15/45 .................. 485 546,360
4.00%, 07/15/46 .................. 350 387,853
4.00%, 11/15/47 .................. 435 483,809
3.60%, 04/01/50 .................. 2,535 2,647,168
3.95%, 03/25/51 .................. 617 685,987
3.85%, 04/01/60 .................. 190 203,465
PTC, Inc.
(b)
:
3.63%, 02/15/25 .................. 860 883,650
4.00%, 02/15/28 .................. 1,628 1,682,945
Rocket Software, Inc., 6.50%, 02/15/29
(b)
... 3,633 3,614,835
salesforce.com, Inc.:
2.70%, 07/15/41 .................. 325 332,055
2.90%, 07/15/51 .................. 355 364,087
3.05%, 07/15/61 .................. 295 307,066
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 10,185 10,779,295
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 7,781 8,053,335
VMware, Inc., 2.20%, 08/15/31 ......... 2,015 2,011,693
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
4,657 4,665,033
122,017,233
Specialty Retail — 0.5%
Abercrombie & Fitch Management Co., 8.75%,
07/15/25
(b)
..................... 900 993,375
Academy Ltd., 6.00%, 11/15/27
(b)
........ 750 805,312
Ambience Merger Sub, Inc., 4.88%, 07/15/28
(b)
150 150,563
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 .................. 234 242,483
4.75%, 03/01/30 .................. 731 773,946
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(j)
.. 617 620,227
Carvana Co., 5.50%, 04/15/27
(b)
......... 2,331 2,412,585
Constellation Automotive Financing plc, 4.88%,
07/15/27 ...................... GBP 507 704,871
Dufry One BV:
2.50%, 10/15/24 .................. EUR 400 469,480
0.75%, 03/30/26
(i)
................. CHF 600 631,043
2.00%, 02/15/27 .................. EUR 320 356,315
eG Global Finance plc:
4.38%, 02/07/25 .................. 453 528,505
6.75%, 02/07/25
(b)
................. USD 2,476 2,534,805
6.25%, 10/30/25 .................. EUR 2,401 2,917,682
8.50%, 10/30/25
(b)
................. USD 2,845 2,980,137
Gap, Inc. (The), 8.88%, 05/15/27
(b)
....... 1,736 2,002,910
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Goldstory SASU, 5.38%, 03/01/26 ....... EUR 645 $ 782,319
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. USD 632 648,843
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 1,993 2,012,930
Home Depot, Inc. (The):
4.20%, 04/01/43 .................. 125 156,177
4.50%, 12/06/48 .................. 815 1,089,101
3.35%, 04/15/50 .................. 625 705,965
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 1,285 1,264,054
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 729,664
L Brands, Inc.:
5.63%, 10/15/23 .................. 325 356,281
9.38%, 07/01/25
(b)
................. 150 194,438
5.25%, 02/01/28 .................. 1,000 1,124,845
7.50%, 06/15/29 .................. 600 695,250
6.63%, 10/01/30
(b)
................. 1,279 1,474,047
6.88%, 11/01/35 .................. 4,829 6,211,301
6.75%, 07/01/36 .................. 369 470,475
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 3,685 3,692,149
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 1,681 1,720,218
Lithia Motors, Inc.
(b)
:
3.88%, 06/01/29 .................. 999 1,051,967
4.38%, 01/15/31 .................. 730 796,138
Lowe's Cos., Inc.:
4.65%, 04/15/42 .................. 310 393,305
3.70%, 04/15/46 .................. 735 823,095
3.00%, 10/15/50 .................. 675 681,889
3.50%, 04/01/51 .................. 130 142,700
Matalan Finance plc, 6.75%, 01/31/23 ..... GBP 633 792,469
Michaels Cos., Inc. (The), 5.25%, 05/01/28
(b)
. USD 485 501,975
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 1,353 1,434,180
Penske Automotive Group, Inc.:
3.50%, 09/01/25 .................. 1,178 1,214,812
3.75%, 06/15/29 .................. 525 532,219
PetSmart, Inc.
(b)
:
4.75%, 02/15/28 .................. 3,135 3,255,071
7.75%, 02/15/29 .................. 6,867 7,528,086
Rent-A-Center, Inc., 6.38%, 02/15/29
(b)
..... 1,735 1,862,956
Sally Holdings LLC, 5.63%, 12/01/25 ...... 895 922,092
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 4,693 4,939,382
SRS Distribution, Inc.
(b)
:
4.63%, 07/01/28 .................. 3,097 3,158,940
6.13%, 07/01/29 .................. 2,598 2,655,546
Staples, Inc.
(b)
:
7.50%, 04/15/26 .................. 8,184 8,306,760
10.75%, 04/15/27 ................. 1,359 1,318,230
Tendam Brands SAU:
5.00%, 09/15/24 .................. EUR 255 301,704
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 270 319,166
Victoria's Secret & Co., 4.63%, 07/15/29
(b)
... USD 605 605,823
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 5,934 6,334,545
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
............ 1,603 1,651,090
93,976,436
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
2.20%, 09/11/29 .................. 1,800 1,884,992
4.50%, 02/23/36 .................. 75 96,591
3.45%, 02/09/45 .................. 225 255,679
3.85%, 08/04/46 .................. 1,100 1,324,389
2.65%, 05/11/50 .................. 990 975,534
2.65%, 02/08/51 .................. 860 856,879
2.70%, 08/05/51 .................. 370 370,878

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC:
7.13%, 06/15/24
(b)
................. USD 1,575 $ 1,611,367
6.02%, 06/15/26 .................. 475 571,824
8.35%, 07/15/46 .................. 505 826,658
Dell, Inc., 6.50%, 04/15/38 ............ 675 889,313
EMC Corp., 3.38%, 06/01/23 ........... 650 672,327
HP, Inc., 1.45%, 06/17/26
(b)
............ 2,170 2,168,709
Hurricane Finance plc, 8.00%, 10/15/25 .... GBP 550 829,403
NCR Corp.
(b)
:
5.75%, 09/01/27 .................. USD 884 932,620
5.00%, 10/01/28 .................. 1,675 1,724,873
5.13%, 04/15/29 .................. 1,421 1,479,034
6.13%, 09/01/29 .................. 1,499 1,625,680
5.25%, 10/01/30 .................. 644 677,810
Xerox Corp., 4.80%, 03/01/35 .......... 1,315 1,341,300
Xerox Holdings Corp., 5.50%, 08/15/28
(b)
... 100 105,494
21,221,354
Textiles, Apparel & Luxury Goods — 0.0%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29 .. EUR 381 467,215
Crocs, Inc., 4.25%, 03/15/29
(b)
.......... USD 1,194 1,229,820
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(e)(i)(l)
.............. EUR 1,300 1,248,520
G-III Apparel Group Ltd., 7.88%, 08/15/25
(b)
.. USD 800 869,000
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
..... 170 178,517
Levi Strauss & Co.:
5.00%, 05/01/25 .................. 33 33,619
3.50%, 03/01/31
(b)
................. 846 868,317
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 . 2,783 494,504
Under Armour, Inc., 3.25%, 06/15/26 ...... 400 414,500
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 2,360 2,469,150
Wolverine World Wide, Inc., 5.00%, 09/01/26
(b)
320 328,672
8,601,834
Thrifts & Mortgage Finance — 0.2%
BPCE SA, 2.38%, 01/14/25
(b)
........... 1,575 1,643,754
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27 EUR 300 386,978
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... USD 4,105 4,451,145
Freedom Mortgage Corp.
(b)
:
8.25%, 04/15/25 .................. 650 674,375
7.63%, 05/01/26 .................. 335 343,794
6.63%, 01/15/27 .................. 275 267,051
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 2,109 1,946,291
Jerrold Finco plc, 5.25%, 01/15/27 ....... GBP 947 1,370,981
Ladder Capital Finance Holdings LLLP
(b)
:
5.25%, 03/15/22 .................. USD 700 699,965
4.25%, 02/01/27 .................. 2,344 2,340,093
4.75%, 06/15/29 .................. 1,523 1,517,289
MGIC Investment Corp., 5.25%, 08/15/28 ... 1,182 1,256,555
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 .................. 4,460 4,649,550
5.50%, 08/15/28 .................. 3,858 3,920,692
5.13%, 12/15/30 .................. 1,049 1,046,378
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(k)
................ GBP 1,534 2,342,821
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(k)
........... EUR 1,200 1,528,512
Radian Group, Inc.:
6.63%, 03/15/25 .................. USD 1,135 1,271,200
4.88%, 03/15/27 .................. 1,400 1,522,864
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
..................... 613 608,402
33,788,690
Security
Par (000)
Par (000) Value
Tobacco — 0.1%
Altria Group, Inc.:
5.95%, 02/14/49 .................. USD 1,992 $ 2,594,575
4.00%, 02/04/61 .................. 345 340,138
BAT Capital Corp.:
3.46%, 09/06/29 .................. 1,350 1,444,868
4.39%, 08/15/37 .................. 675 741,983
3.73%, 09/25/40 .................. 420 421,768
4.54%, 08/15/47 .................. 688 742,889
4.76%, 09/06/49 .................. 165 182,332
Turning Point Brands, Inc., 5.63%, 02/15/26
(b)
1,280 1,331,200
Vector Group Ltd., 5.75%, 02/01/29
(b)
...... 4,620 4,689,300
12,489,053
Trading Companies & Distributors — 0.2%
Air Lease Corp.:
3.50%, 01/15/22 .................. 2,040 2,069,581
2.88%, 01/15/26 .................. 1,065 1,126,073
1.88%, 08/15/26 .................. 1,365 1,377,731
3.00%, 02/01/30 .................. 500 516,733
Alta Equipment Group, Inc., 5.63%, 04/15/26
(b)
245 253,575
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,309,717
Boise Cascade Co., 4.88%, 07/01/30
(b)
..... 850 899,937
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 .................. 2,261 2,342,961
9.75%, 08/01/27 .................. 2,788 3,178,320
5.50%, 05/01/28 .................. 3,077 3,192,388
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 1,439 1,413,818
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 713 706,761
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 2,061 2,161,474
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 5,521 5,698,721
United Rentals North America, Inc.:
5.88%, 09/15/26 .................. 1,234 1,274,697
5.50%, 05/15/27 .................. 3,386 3,559,533
4.88%, 01/15/28 .................. 635 670,560
5.25%, 01/15/30 .................. 6 6,565
3.88%, 02/15/31 .................. 130 133,723
3.75%, 01/15/32 .................. 3,025 3,025,000
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 .................. 3,198 3,437,818
7.25%, 06/15/28 .................. 4,881 5,432,553
43,788,239
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(k)
.. EUR 600 739,508
Atlantia SpA, 1.88%, 02/12/28 .......... 728 892,088
Autostrade per l'Italia SpA:
1.75%, 06/26/26 .................. 200 246,114
1.75%, 02/01/27 .................. 500 613,744
2.00%, 12/04/28 .................. 495 615,754
2.00%, 01/15/30 .................. 1,982 2,453,446
Getlink SE, 3.50%, 10/30/25 ........... 1,099 1,346,059
Royal Capital BV
(k)
:
5.88% ......................... USD 1,014 1,042,075
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.93%),
4.88%
(a)
...................... 508 530,179
8,478,967

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
..................... USD 1,175 $ 1,230,766
Thames Water Kemble Finance plc, 4.63%,
05/19/26 ...................... GBP 1,089 1,558,155
2,788,921
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV:
3.13%, 07/16/22 .................. USD 300 307,380
3.63%, 04/22/29 .................. 1,300 1,429,675
4.38%, 04/22/49 .................. 250 311,052
C&W Senior Financing DAC
(b)
:
7.50%, 10/15/26 .................. 625 653,025
6.88%, 09/15/27 .................. 985 1,044,189
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 15,945 16,762,181
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 2,112 2,360,160
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(j)
.......... 2,713 2,558,218
Matterhorn Telecom SA, 4.00%, 11/15/27 ... EUR 1,700 2,085,190
Millicom International Cellular SA
(b)
:
5.13%, 01/15/28 .................. USD 5,040 5,255,145
4.50%, 04/27/31 .................. 3,715 3,863,600
Oi Movel SA, 8.75%, 07/30/26 .......... 550 566,500
Rogers Communications, Inc., 3.70%, 11/15/49 56 60,437
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(k)
.......................... 1,856 1,860,918
2.13%, 07/06/24 .................. EUR 670 791,807
4.50%, 04/20/25 .................. 200 253,015
4.75%, 07/30/25 .................. 1,783 2,273,279
3.13%, 09/19/25 .................. 1,200 1,441,809
2.88%, 01/06/27 .................. 706 820,708
5.00%, 04/15/28 .................. 1,100 1,422,314
3.38%, 07/06/29 .................. 479 555,429
4.00%, 09/19/29 .................. 331 400,164
Sprint Communications, Inc., 6.00%, 11/15/22 USD 750 793,897
Sprint Corp.:
7.88%, 09/15/23 .................. 2,785 3,150,949
7.13%, 06/15/24 .................. 1,649 1,895,938
7.63%, 02/15/25 .................. 850 1,001,988
7.63%, 03/01/26 .................. 3,097 3,782,955
Telefonica Europe BV
(a)(k)
:
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... EUR 1,500 1,989,331
(EUR Swap Annual 6 Year + 4.11%), 4.37% 1,600 2,073,565
T-Mobile USA, Inc.:
4.50%, 02/01/26 .................. USD 460 470,695
2.25%, 02/15/26 .................. 1,615 1,633,169
5.38%, 04/15/27 .................. 250 264,688
4.75%, 02/01/28 .................. 2,828 3,006,305
2.63%, 02/15/29 .................. 4,124 4,124,845
2.88%, 02/15/31 .................. 3,632 3,652,230
3.50%, 04/15/31
(b)
................. 2,764 2,898,903
3.50%, 04/15/31 .................. 2,467 2,587,407
4.38%, 04/15/40 .................. 475 562,671
3.00%, 02/15/41 .................. 225 226,487
4.50%, 04/15/50 .................. 109 133,341
3.30%, 02/15/51 .................. 925 943,102
VEON Holdings BV
(b)
:
4.00%, 04/09/25 .................. 4,695 4,937,086
3.38%, 11/25/27 .................. 3,230 3,246,150
Vmed O2 UK Financing I plc:
4.00%, 01/31/29 .................. GBP 900 1,240,054
4.25%, 01/31/31
(b)
................. USD 493 488,070
4.50%, 07/15/31 .................. GBP 1,204 1,690,295
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.75%, 07/15/31
(b)
................. USD 5,924 $ 6,049,648
Vodafone Group plc:
5.25%, 05/30/48 .................. 1,037 1,380,783
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78
(a)
.................... EUR 1,232 1,660,701
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
.................... USD 14,595 18,131,609
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)
......... EUR 600 740,902
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
............... USD 7,145 7,262,749
VTR Comunicaciones SpA, 4.38%, 04/15/29
(b)
2,505 2,496,859
131,593,567
Total Corporate Bonds — 32.1%
(Cost: $5,688,480,364) ............................ 5,864,873,355
Equity-Linked Notes — 11.9%
Air Freight & Logistics — 0.1%
Merrill Lynch International & Co. (XPO
Logistics, Inc.), 10.37%, 09/15/21 ....... 103 14,335,329
Societe Generale SA (United Parcel Service,
Inc.), 13.63%, 09/09/21 .............. 70 13,490,859
27,826,188
Airlines — 0.0%
Citigroup Global Markets Holdings, Inc. (United
Airlines Holdings, Inc.), 15.63%, 10/14/21
(b)
53 2,474,985
Automobiles — 0.1%
Merrill Lynch International & Co. (Ford Motor
Co.), 16.38%, 09/15/21 .............. 988 13,770,392
Societe Generale SA (General Motors Co.),
13.72%, 08/05/21 ................. 116 6,602,934
20,373,326
Banks — 0.4%
BNP Paribas SA (Citigroup, Inc.),
19.79%, 08/26/21 ................. 140 9,572,768
BNP Paribas SA (Wells Fargo & Co.),
20.67%, 08/26/21 ................. 106 4,846,049
Citigroup Global Markets Holdings, Inc.
(Signature Bank), 11.81%, 10/20/21
(b)
.... 11 2,458,449
Credit Suisse AG (JPMorgan Chase & Co.):
10.85%, 08/02/21 ................. 74 11,362,445
9.63%, 08/26/21
(b)
................. 154 23,506,443
Royal Bank of Canada (Bank of America Corp.),
12.97%, 08/26/21
(b)
................ 308 11,862,872
Royal Bank of Canada (First Republic Bank),
11.53%, 08/26/21
(b)
................ 24 4,742,642
68,351,668
Beverages — 0.1%
(b)
Citigroup Global Markets Holdings, Inc. (Coca-
Cola Co. (The)), 6.71%, 10/22/21 ....... 180 10,228,891
Citigroup Global Markets Holdings, Inc.
(PepsiCo, Inc.), 6.58%, 10/01/21 ....... 66 10,266,662
20,495,553
Building Products — 0.1%
Credit Suisse AG (Masco Corp.),
10.60%, 09/15/21 ................. 152 9,095,699
Merrill Lynch International & Co. (Carrier Global
Corp.), 14.23%, 08/02/21 ............ 123 6,201,133
Toronto-Dominion Bank (The) (Johnson
Controls International plc), 10.16%, 08/02/21 87 5,691,698
20,988,530

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets — 0.3%
Barclays Bank plc (Morgan Stanley),
14.58%, 09/01/21 ................. USD 194 $ 18,572,245
Credit Suisse AG (Nasdaq, Inc.),
7.20%, 10/21/21 .................. 20 3,803,860
Goldman Sachs International (Berkshire
Hathaway, Inc.), 5.96%, 08/02/21 ....... 84 23,510,243
Nomura Holdings, Inc. (Charles Schwab Corp.
(The)), 11.98%, 10/15/21 ............ 56 3,810,919
Royal Bank of Canada (Goldman Sachs Group,
Inc. (The)), 12.85%, 08/26/21
(b)
........ 22 8,390,058
58,087,325
Chemicals — 0.4%
Bank of Montreal (Mosaic Co. (The)),
18.28%, 08/03/21 ................. 136 4,252,141
Barclays Bank plc (Dow, Inc.):
25.51%, 09/02/21 ................. 335 20,877,550
14.60%, 10/22/21 ................. 107 6,577,901
Credit Suisse AG (Corteva, Inc.),
14.30%, 08/05/21 ................. 88 3,759,773
Royal Bank of Canada (PPG Industries, Inc.),
12.10%, 09/13/21
(b)
................ 84 13,694,075
Societe Generale SA (Ecolab, Inc.),
8.86%, 09/10/21 .................. 81 17,907,930
67,069,370
Commercial Services & Supplies — 0.2%
Citigroup Global Markets Holdings, Inc. (Cintas
Corp.), 9.49%, 09/01/21
(b)
............ 39 14,870,205
Societe Generale SA (Copart, Inc.),
7.29%, 09/01/21 .................. 120 17,276,644
32,146,849
Communications Equipment — 0.1%
BNP Paribas SA (Cisco Systems, Inc.),
9.51%, 08/18/21
(b)
................. 180 9,802,243
Construction & Engineering — 0.0%
JPMorgan Structured Products BV (Quanta
Services, Inc.), 14.48%, 08/06/21
(b)
...... 78 7,120,806
Construction Materials — 0.1%
Nomura Bank International plc (Martina Marietta
Materials, Inc.), 12.97%, 09/15/21 ...... 26 9,613,254
Royal Bank of Canada (Vulcan Materials Co.),
14.43%, 08/04/21
(b)
................ 21 3,781,420
13,394,674
Consumer Finance — 0.2%
Barclays Bank plc (Discover Financial
Services):
18.66%, 09/02/21 ................. 167 20,805,186
12.60%, 10/21/21 ................. 53 6,552,004
Citigroup Global Markets Holdings, Inc. (Ally
Financial, Inc.), 9.35%, 10/20/21
(b)
...... 126 6,473,258
Merrill Lynch International & Co. (Synchrony
Financial), 7.99%, 10/20/21 ........... 111 5,205,544
39,035,992
Containers & Packaging — 0.1%
Merrill Lynch International & Co. (International
Paper Co.), 14.40%, 09/15/21 ......... 167 9,648,732
Diversified Telecommunication Services — 0.2%
BNP Paribas SA (AT&T, Inc.), 11.49%, 10/22/21 460 12,862,932
Citigroup Global Markets Holdings, Inc. (Verizon
Communications, Inc.), 7.34%, 10/20/21
(b)
. 339 18,895,896
31,758,828
Security
Par (000)
Par (000) Value
Electric Utilities — 0.1%
BNP Paribas SA (American Electric Power Co.
Inc.), 6.63%, 08/04/21 .............. USD 128 $ 11,224,551
BNP Paribas SA (Duke Energy Corp.),
6.72%, 08/09/21 .................. 109 11,281,996
22,506,547
Electronic Equipment, Instruments & Components — 0.1%
BNP Paribas SA (CDW Corp.),
9.54%, 08/05/21
(b)
................. 17 3,059,939
Goldman Sachs International (Flex Ltd.),
15.35%, 09/15/21 ................. 216 3,880,362
Societe Generale SA (Corning, Inc.),
17.12%, 09/10/21 ................. 239 9,905,665
16,845,966
Entertainment — 0.3%
Barclays Bank plc (Walt Disney Co. (The)),
9.42%, 08/02/21 .................. 91 16,169,872
Citigroup Global Markets Holdings, Inc. (Netflix,
Inc.)
(b)
:
13.59%, 08/18/21 ................. 35 18,239,350
10.40%, 10/20/21 ................. 17 9,033,476
Royal Bank of Canada (Activision Blizzard,
Inc.), 11.50%, 08/04/21
(b)
............. 51 4,298,756
47,741,454
Equity Real Estate Investment Trusts (REITs) — 0.2%
Citigroup Global Markets Holdings, Inc.
(Prologis, Inc.), 8.51%, 10/20/21
(b)
...... 30 3,816,000
Credit Suisse AG (Public Storage),
10.20%, 08/03/21 ................. 43 12,364,975
JPMorgan Structured Products BV (SL Green
Realty Corp.), 19.42%, 09/13/21
(b)
...... 72 5,415,634
Merrill Lynch International & Co. (Invitation
Homes, Inc.), 8.82%, 09/15/21 ......... 269 10,981,278
32,577,887
Food & Staples Retailing — 0.0%
Citigroup Global Markets Holdings, Inc.
(Walmart, Inc.), 6.66%, 08/18/21
(b)
...... 52 7,297,983
Food Products — 0.1%
BNP Paribas SA (Archer-Daniels-Midland Co.),
14.74%, 09/09/21 ................. 164 9,765,131
Royal Bank of Canada (Conagra Brands, Inc.),
15.79%, 08/26/21
(b)
................ 70 2,343,153
Royal Bank of Canada (Tyson Foods, Inc.),
11.06%, 08/02/21
(b)
................ 86 6,213,208
18,321,492
Health Care Equipment & Supplies — 0.6%
BNP Paribas SA (Danaher Corp.):
7.36%, 09/01/21 .................. 95 27,997,551
8.60%, 10/22/21 .................. 44 13,023,720
BNP Paribas SA (Medtronic plc)
(b)
:
9.36%, 08/24/21 .................. 47 6,069,059
7.75%, 08/25/21 .................. 94 12,119,517
Merrill Lynch International & Co. (Abbott
Laboratories), 7.94%, 09/13/21 ........ 171 20,633,660
Merrill Lynch International & Co. (Hologic, Inc.),
11.24%, 09/15/21 ................. 146 10,977,672
Societe Generale SA (Boston Scientific Corp.),
12.66%, 09/10/21 ................. 302 13,793,902
104,615,081
Health Care Providers & Services — 0.4%
BNP Paribas SA (Anthem, Inc.):
12.04%, 08/19/21 ................. 24 9,212,212
9.02%, 10/21/21
(b)
................. 26 10,144,646

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
BNP Paribas SA (CVS Health Corp.),
11.30%, 08/05/21
(b)
................ USD 137 $ 11,324,957
JPMorgan Structured Products BV (Cigna
Corp.), 9.25%, 08/05/21
(b)
............ 35 8,047,254
JPMorgan Structured Products BV (McKesson
Corp.), 10.71%, 08/03/21
(b)
........... 19 3,708,492
Merrill Lynch International & Co. (Centene
Corp.), 17.48%, 09/09/21 ............ 196 13,586,906
Royal Bank of Canada (UnitedHealth Group,
Inc.)
(b)
:
9.79%, 08/19/21 .................. 35 14,325,439
6.89%, 08/23/21 .................. 18 7,282,575
77,632,481
Hotels, Restaurants & Leisure — 0.3%
Barclays Bank plc (Booking Holdings, Inc.),
11.90%, 08/02/21 ................. 5 11,458,295
Royal Bank of Canada (Chipotle Mexican Grill,
Inc.), 12.36%, 09/13/21
(b)
............ 9 16,813,575
Royal Bank of Canada (Starbucks Corp.)
(b)
:
11.71%, 08/20/21 ................. 106 12,425,122
13.20%, 09/14/21 ................. 168 20,484,234
61,181,226
Household Durables — 0.3%
Barclays Bank plc (Lennar Corp.),
13.72%, 09/14/21 ................. 36 3,714,143
BNP Paribas SA (Whirlpool Corp.),
11.04%, 10/21/21 ................. 24 5,237,155
Credit Suisse AG (Toll Brothers, Inc.),
14.70%, 08/25/21 ................. 97 5,664,980
Societe Generale SA (DR Horton, Inc.),
15.73%, 09/01/21 ................. 224 21,226,918
Societe Generale SA (PulteGroup, Inc.),
14.85%, 09/10/21 ................. 202 10,983,618
46,826,814
Industrial Conglomerates — 0.2%
BNP Paribas SA (3M Co.), 11.97%, 09/10/21 . 103 20,493,014
Societe Generale SA (General Electric Co.),
15.96%, 09/09/21 ................. 1,047 13,646,881
34,139,895
Insurance — 0.3%
Barclays Bank plc (Marsh & McLennan Cos,
Inc.):
9.12%, 09/01/21 .................. 139 20,582,243
7.31%, 10/29/21 .................. 35 5,134,108
Barclays Bank plc (Prudential Financial, Inc.),
9.92%, 08/04/21 .................. 47 4,703,393
Citigroup Global Markets Holdings, Inc.
(Progressive Corp. (The)), 6.70%, 09/01/21
(b)
188 17,920,150
48,339,894
Interactive Media & Services — 0.8%
(b)
Barclays Bank plc (Facebook, Inc.):
14.02%, 08/18/21
(b)
................ 58 20,138,020
14.69%, 09/03/21 ................. 74 26,658,965
Credit Suisse AG (Alphabet, Inc.):
12.29%, 08/20/21
(b)
................ 20 49,993,554
9.60%, 09/03/21 .................. 21 55,840,678
152,631,217
Internet & Direct Marketing Retail — 0.5%
Citigroup Global Markets Holdings, Inc.
(Amazon.com, Inc.):
9.62%, 08/02/21
(b)
................. 7 24,340,730
11.03%, 08/16/21
(b)
................ 11 36,138,701
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
10.10%, 10/04/21 ................. USD 8 $ 27,238,942
87,718,373
IT Services — 0.3%
Barclays Bank plc (Fiserv, Inc.):
9.50%, 08/02/21
(b)
................. 22 2,542,764
10.04%, 08/05/21 ................. 54 6,173,544
Barclays Bank plc (Global Payments, Inc.),
8.16%, 08/04/21 .................. 30 5,878,824
Credit Suisse AG (Fidelity National Information
Services, Inc.):
9.35%, 08/02/21 .................. 45 6,718,251
8.58%, 08/04/21
(b)
................. 21 3,176,487
Merrill Lynch International & Co. (Automatic
Data Processing, Inc.), 8.65%, 09/14/21 .. 99 20,729,281
Merrill Lynch International & Co. (International
Business Machines Corp.), 9.17%, 10/20/21 46 6,447,061
51,666,212
Life Sciences Tools & Services — 0.2%
JPMorgan Structured Products BV (Thermo
Fisher Scientific, Inc.)
(b)
:
10.43%, 08/16/21 ................. 9 4,253,649
9.60%, 09/14/21 .................. 39 20,992,580
Royal Bank of Canada (Agilent Technologies,
Inc.), 8.11%, 08/18/21
(b)
............. 32 4,447,082
Societe Generale SA (Charles River
Laboratories International, Inc.),
12.23%, 08/05/21 ................. 19 7,174,233
36,867,544
Machinery — 0.3%
Credit Suisse AG (Ingersoll Rand, Inc.):
12.75%, 08/04/21 ................. 83 4,071,403
11.99%, 09/15/21 ................. 158 7,727,142
Credit Suisse AG (Parker-Hannifin Corp.),
12.40%, 08/05/21 ................. 17 5,422,460
Goldman Sachs International (Colfax Corp.),
16.18%, 09/15/21 ................. 78 3,582,457
Merrill Lynch International & Co. (Deere & Co.),
11.85%, 08/20/21 ................. 27 9,643,374
Societe Generale SA (PACCAR, Inc.),
13.74%, 09/10/21 ................. 114 9,515,862
Societe Generale SA (Stanley Black & Decker,
Inc.), 12.86%, 09/09/21 .............. 62 12,218,874
52,181,572
Media — 0.1%
Barclays Bank plc (Fox Corp.),
15.02%, 08/04/21 ................. 117 4,184,436
Barclays Bank plc (Interpublic Group of Cos.,
Inc. (The)), 12.60%, 09/01/21 ......... 312 11,055,486
Barclays Bank plc (Omnicom Group, Inc.),
11.61%, 09/01/21 ................. 132 9,608,789
24,848,711
Metals & Mining — 0.1%
Barclays Bank plc (Nucor Corp.):
15.90%, 09/02/21 ................. 170 17,422,538
17.73%, 10/22/21 ................. 55 5,424,515
22,847,053
Multiline Retail — 0.1%
BNP Paribas SA (Dollar Tree, Inc.),
9.88%, 08/30/21
(b)
................. 58 5,756,567
Royal Bank of Canada (Dollar General Corp.),
6.95%, 08/27/21
(b)
................. 17 3,688,274

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Multiline Retail (continued)
Royal Dutch Shell plc (Target Corp.),
10.34%, 08/19/21 ................. USD 47 $ 11,503,817
20,948,658
Multi-Utilities — 0.1%
Societe Generale SA (DTE Energy Co.),
8.96%, 09/10/21 .................. 98 11,462,950
Oil, Gas & Consumable Fuels — 0.0%
Royal Bank of Canada (Marathon Oil Corp.),
20.96%, 08/04/21
(b)
................ 335 3,895,871
Personal Products — 0.0%
Bank Of Montreal (Estee Lauder Cos., Inc.
(The)), 5.24%, 08/19/21 ............. 28 8,648,756
Pharmaceuticals — 0.4%
Citigroup Global Markets Holdings, Inc.
(Johnson & Johnson), 6.65%, 10/14/21
(b)
.. 113 19,375,353
JPMorgan Structured Products BV (Pfizer, Inc.),
14.50%, 09/14/21
(b)
................ 628 27,210,646
Merrill Lynch International & Co. (Bristol-Myers
Squibb Co.), 8.03%, 09/14/21 ......... 300 20,420,986
67,006,985
Professional Services — 0.1%
Royal Bank of Canada (Equifax, Inc.),
10.71%, 09/13/21
(b)
................ 48 12,461,229
Societe Generale SA (TransUnion),
11.51%, 09/09/21 ................. 56 6,689,383
19,150,612
Road & Rail — 0.3%
Barclays Bank plc (Union Pacific Corp.):
12.90%, 09/02/21 ................. 106 23,311,964
8.71%, 10/22/21 .................. 17 3,807,290
Merrill Lynch International & Co. (CSX Corp.):
13.95%, 09/02/21 ................. 629 20,444,284
10.13%, 10/21/21 ................. 156 5,067,959
Merrill Lynch International & Co. (Old Dominion
Freight Line, Inc.), 11.81%, 09/14/21 ..... 43 11,319,123
63,950,620
Semiconductors & Semiconductor Equipment — 0.4%
Barclays Bank plc (Applied Materials, Inc.),
18.84%, 08/13/21 ................. 60 8,360,178
Citigroup Global Markets Holdings, Inc. (NVIDIA
Corp.), 17.13%, 08/19/21
(b)
........... 11 8,421,894
Nomura Bank International plc (KLA Corp.),
18.73%, 09/15/21 ................. 39 13,754,157
Nomura Bank International plc (Lam Research
Corp.), 14.52%, 09/15/21 ............ 32 20,651,155
Nomura Bank International plc (QUALCOMM,
Inc.), 11.99%, 09/15/21 .............. 83 12,406,568
Royal Bank of Canada (Texas Instruments,
Inc.), 13.68%, 08/26/21
(b)
............ 38 7,258,203
70,852,155
Software — 1.1%
Barclays Bank plc (Microsoft Corp.):
9.58%, 08/20/21 .................. 234 62,533,570
7.37%, 09/03/21 .................. 190 54,330,242
7.70%, 09/14/21
(b)
................. 95 27,335,561
Citigroup Global Markets Holdings, Inc. (Adobe,
Inc.), 11.69%, 09/15/21
(b)
............. 17 9,853,282
Credit Suisse AG (Oracle Corp.),
8.70%, 09/09/21 .................. 91 7,451,778
Merrill Lynch International & Co. (ServiceNow,
Inc.), 9.46%, 09/15/21 .............. 33 19,268,762
Security
Par (000)
Par (000) Value
Software (continued)
Royal Bank of Canada (salesforce.com, Inc.),
12.48%, 08/25/21
(b)
................ USD 41 $ 9,721,189
Societe Generale SA (Cadence Design
Systems, Inc.), 11.65%, 09/09/21 ....... 81 11,785,236
202,279,620
Specialty Retail — 0.5%
BNP Paribas SA (Ross Stores, Inc.),
11.84%, 08/20/21
(b)
................ 49 5,993,399
BNP Paribas SA (Super Group Ltd.),
16.29%, 08/09/21 ................. 122 15,533,095
Citigroup Global Markets Holdings, Inc. (Home
Depot, Inc. (The)), 8.50%, 08/18/21
(b)
.... 59 19,366,424
Citigroup Global Markets Holdings, Inc. (Lowe's
Cos, Inc.), 9.21%, 08/18/21
(b)
.......... 37 7,139,855
Citigroup Global Markets Holdings, Inc. (Ulta
Beauty, Inc.), 15.21%, 08/25/21
(b)
....... 10 3,449,685
JPMorgan Structured Products BV (Best Buy
Co, Inc.), 10.77%, 08/25/21
(b)
.......... 32 3,600,390
Merrill Lynch International & Co. (Tractor Supply
Co.), 10.30%, 10/21/21 .............. 28 5,024,119
Royal Bank of Canada (TJX Cos., Inc. (The)),
11.54%, 08/19/21
(b)
................ 90 6,086,212
Societe Generale SA (AutoZone, Inc.),
8.17%, 09/21/21 .................. 10 16,887,585
83,080,764
Technology Hardware, Storage & Peripherals — 1.2%
Barclays Bank plc (Seagate Technology
Holdings plc), 18.52%, 09/13/21 ........ 159 13,914,889
Citigroup Global Markets Holdings, Inc. (Apple,
Inc.):
7.94%, 08/02/21
(b)
................. 177 24,913,284
15.74%, 08/02/21
(b)
................ 346 49,351,819
11.21%, 08/16/21
(b)
................ 379 50,274,326
11.38%, 09/03/21 ................. 276 40,483,844
9.20%, 09/28/21 .................. 282 41,429,409
Citigroup Global Markets Holdings, Inc. (Hewlett
Packard Enterprise Co.), 10.70%, 08/25/21
(b)
239 3,478,495
JPMorgan Structured Products BV (HP, Inc.),
10.96%, 08/27/21
(b)
................ 161 4,642,829
228,488,895
Textiles, Apparel & Luxury Goods — 0.0%
Royal Bank of Canada (Tapestry, Inc.),
13.54%, 08/12/21
(b)
................ 85 3,633,129
Trading Companies & Distributors — 0.1%
Credit Suisse AG (United Rentals, Inc.),
13.95%, 09/15/21 ................. 42 13,831,700
Royal Bank of Canada (Fastenal Co.),
11.58%, 08/26/21
(b)
................ 67 3,668,179
17,499,879
Total Equity-Linked Notes — 11.9%
(Cost: $2,155,563,444) ............................ 2,176,261,365
Floating Rate Loan Interests — 7.4%
Aerospace & Defense — 0.2%
(a)
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 04/06/26 .................. 5,385 5,195,739
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.65%
,
 04/06/26 .................. 2,895 2,793,409
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 15,138 15,114,223

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . USD 3,740 $ 3,796,100
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 1,965 1,988,095
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 12/09/25 ...... 4,727 4,639,702
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 08/22/24 ...... 4,371 4,299,482
37,826,750
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................. 510 509,521
Airlines — 0.1%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28 .................. 3,334 3,423,185
Air Canada, Term Loan B, 07/27/28
(n)
...... 3,091 3,095,761
American Airlines, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 12/15/23 . 4,634 4,517,739
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 4,999 4,819,574
United AirLines, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 04/21/28 . 4,526 4,527,377
20,383,636
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.50%), 3.59%
,
 04/10/28 ...... 936 934,830
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.34%
,
 04/30/26 . 9,169 9,087,007
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 01/31/28 ...... 5,692 5,668,968
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 02/05/26 .................. 5,747 5,662,974
21,353,779
Automobiles — 0.1%
(a)
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.34%
,
 01/01/38 ...... 7,592 7,573,113
Majordrive Holdings IV LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 06/01/28 . 977 973,581
8,546,694
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 .................. 569 566,955
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 .. 5,698 5,668,662
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 1,424 1,419,993
Jeld-Wen, Inc., Term Loan B, 07/14/28
(n)
.... 2,051 2,047,165
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 .................. 673 672,116
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ...... 7,591 7,551,369
17,926,260
Security
Par (000)
Par (000) Value
Capital Markets — 0.1%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.59%
,
 07/31/26 .................. USD 3,784 $ 3,780,149
Azalea TopCo, Inc., 1st Lien Term Loan:
 07/24/26
(n)
...................... 5,727 5,660,315
(LIBOR USD 2 Month + 3.75%),
4.50%, 07/24/26 ................ 793 793,403
Focus Financial Partners LLC, Delayed Draw
Term Loan, 06/30/28
(n)
.............. 466 460,515
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 .................. 2,018 1,995,569
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.34%
,
 04/12/24
(c)
.... 1,369 1,363,507
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.92%
,
 04/01/28 . 728 728,459
Jefferies Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.00%), 5.25%
,
 06/03/26 ..... 712 707,287
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.15%
,
 05/29/26 ............ 2,501 2,115,428
17,604,632
Chemicals — 0.3%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month +
2.50%), 3.00%
,
 03/18/28 ............ 5,730 5,701,350
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 .................. 958 959,400
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 4,479 4,535,404
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.90%
,
 06/01/24 ............ 2,396 2,366,921
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 .................. 873 867,357
Ecovyst Catalyst Technologies LLC, Term Loan,
06/09/28
(n)
...................... 2,637 2,622,497
Element Solutions, Inc., Term Loan, 01/31/26
(n)
2,237 2,224,607
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. 787 778,639
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 03/28/25 . 699 695,812
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 06/30/27 .................. 4,933 4,888,942
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.65%
,
 01/01/38 .................. 7,055 6,982,830
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.35%
,
 05/15/24 ............ 5,740 5,694,091
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 10/14/24 .................. 5,342 5,278,256
Sparta US HoldCo LLC, 1st Lien Term Loan,
08/02/28
(n)
...................... 1,445 1,443,194
WR Grace & Co., Term Loan, (LIBOR USD 3
Month + 2.00%), 2.15%
,
 06/01/28
(c)
..... 969 961,132
46,000,432

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 .................. USD 7,593 $ 7,581,153
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 09/07/27 . 2,724 2,695,043
Bingo Industries Ltd., Term Loan, 07/07/28
(c)(n)
834 827,745
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 9,313 9,127,492
Diamond (BC) BV, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.09%
,
 09/06/24 ...... 2,225 2,204,924
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26 .................. 952 935,296
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 2,757 2,743,341
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 07/30/25 .................. 3,318 3,167,599
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.34%
,
 11/02/26 .. 10,911 10,888,274
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. 1,407 1,409,276
Viad Corp, Term Loan, 07/30/28
(c)(n)
........ 1,555 1,531,675
43,111,818
Construction & Engineering — 0.1%
(a)
Foundation Building Materials, Inc., 1st Lien
Term Loan, 01/31/28
(n)
.............. 4,507 4,450,674
Pike Corp., Term Loan, 01/21/28
(n)
........ 6,021 5,984,407
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.25%
,
 06/02/28 ..... 5,269 5,228,376
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 .................. 3,810 3,789,538
19,452,995
Construction Materials — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.09%
,
 01/15/27 ............ 3,538 3,493,353
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 1,955 1,952,367
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 2 Month + 3.00%), 3.09% -
3.13%
,
 05/29/26
(c)
................. 861 846,635
6,292,355
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, 12/01/27
(n)
.................. 11,542 11,523,043
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 . 3,842 3,806,570
Kleopatra Finco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.75%),
5.25%
,
 02/12/26 .................. 4,505 4,500,476
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 04/03/24 .................. 6,657 6,437,389
Pactiv Evergreen, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.84%
,
 02/05/23 . 3,496 3,482,935
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.34%
,
 02/05/26 . 1,011 998,465
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Tekni-Plex, Inc., Delayed Draw Term Loan,
07/29/28
(c)(n)
..................... USD 170 $ 170,107
Tekni-Plex, Inc., Term Loan, 07/29/28
(c)(n)
.... 1,201 1,199,255
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.25%
,
 08/18/27 ...... 1,195 1,193,501
33,311,741
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 10/28/27
(a)
1,348 1,344,671
Diversified Consumer Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ...... 4,162 4,133,230
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 ..... 832 832,405
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 .................. 5,560 5,486,003
City Football Group Ltd., Term Loan, 07/09/28
(c)
(n)
............................ 2,963 2,948,185
Frontdoor, Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 06/17/28 ...... 971 967,767
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 05/04/28 ............ 5,705 5,695,187
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25 .................. 1,630 1,562,358
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 3,694 3,909,656
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 1,539 1,518,011
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 01/15/27 ............ 6,842 6,839,200
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28 .................. 1,199 1,196,003
35,088,005
Diversified Financial Services — 1.2%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 4,501 4,509,149
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(c)
1,195 1,190,504
Atlantic Broadband Finance LLC, Term Loan B,
07/28/28
(c)(n)
..................... 5,096 5,083,260
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, 05/25/28
(n)
.................... 9,497 9,522,835
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, 05/25/28
(n)
.................... 1,932 1,936,848
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.44%
,
 10/30/26
(c)
..... 2,100 2,080,283
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ...... 7,548 7,510,181
Colorado Plaza, Term Loan, (LIBOR
USD 1 Month + 7.01%), 0.00% -
10.00%
,
 05/15/24
(c)
................ 7,906 7,352,471
Connect Finco SARL, Term Loan, 12/11/26
(n)
. 13,277 13,265,303
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 8,062 8,056,907

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 .................. USD 1,440 $ 1,470,600
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 10,381 10,371,246
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 07/11/25 .................. 4,223 4,139,393
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26
(c)
..... 11,184 11,239,890
Houston Center, Term Loan, 12/09/22
(c)(n)
.... 39,131 39,095,764
LBM Acquisition LLC, 1st Lien Term Loan:
 12/17/27
(n)
...................... 1,612 1,592,764
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan:
 12/17/27
(n)
...................... 352 347,012
(LIBOR USD 3 Month + 3.75%),
4.50%, 12/17/27 ................ 202 200,221
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 06/28/24
(c)
41 24,643
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 1.00%), 1.09%
,
 06/30/25 . 385 172,362
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 .. 1,610 1,611,759
Mercury Merger Sub, Inc.,1st Lien Term Loan,
08/02/28
(n)
...................... 3,615 3,595,117
Park Avenue Tower, Term Loan, 03/09/24
(c)(n)
. 31,329 31,310,179
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(n)
.................. 159 159,402
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27 . 825 824,744
Sheraton Austin, Term Loan, 01/01/28
(n)
..... 8,491 8,491,237
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 2.50%), 2.59% -
2.63%
,
 01/23/25 .................. 3,001 2,805,477
The Vinoy St. Petersburg, Term Loan,
01/01/38
(c)(n)
..................... 12,057 11,996,369
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
2.50%
,
 02/28/25 .................. 2,336 2,372,269
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 01/31/29 .................. 413 408,502
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 12,369 12,437,333
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 12/20/24 . 2,077 2,053,430
White Cap Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.50%
,
 10/19/27 ..... 1,306 1,306,130
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.59%
,
 04/30/28 .................. 2,902 2,851,621
211,385,205
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 3 Month + 2.75%),
2.88%, 07/15/25 ................ 954 934,278
(LIBOR USD 3 Month + 2.75%),
2.90%, 01/31/26 ................ 3,056 2,990,593
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.15%
,
 08/14/26 ..... 6,386 6,360,959
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. USD 780 $ 777,375
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 .................. 1,328 1,322,404
Frontier Communications Holdings, LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 .................. 2,721 2,715,449
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ............ 1,624 1,618,664
Iridium Satellite LLC, Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 11/04/26 .. 1,538 1,534,614
Iridium Satellite LLC, Term Loan B2, 11/04/26
(n)
710 708,526
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 .................. 3,001 2,995,817
Orbcomm, Inc., 1st Lien Term Loan, 06/17/28
(n)
1,191 1,188,773
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 01/31/29 .................. 2,990 2,974,213
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 03/09/27 . 13,744 13,510,713
39,632,378
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 01/15/25 .................. 1,597 1,570,083
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 12/13/25 . 1,572 1,494,632
3,064,715
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28 .................. 1,344 1,344,847
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 . 935 933,211
2,278,058
Entertainment — 0.1%
(a)
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 2,992 2,949,308
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 .................. 3,024 2,928,897
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.84%
,
 03/13/28 . 3,479 3,451,028
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 05/30/25 .................. 87 85,615
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.85%
,
 05/18/25 ...... 5,851 5,678,904
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.22%
,
 01/20/28 . 907 893,946
15,987,698
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.78%
,
 05/23/25 ..... 4,206 4,159,950
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.09%
,
 05/23/25 . 1,540 1,531,728

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.84%
,
 06/27/23 ...... USD 3,445 $ 3,399,356
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 09/13/26 ...... 2,416 2,370,683
11,461,717
Food Products — 0.2%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 11/19/26 .................. 2,742 2,687,133
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 10/01/25 .................. 2,091 2,078,836
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.59%
,
 10/10/26 ...... 218 218,049
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 3,791 3,786,611
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.34%
,
 01/29/27 .................. 7,685 7,540,729
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 1,681 1,670,728
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.34%
,
 05/15/24 .................. 494 490,326
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 06/08/28 .................. 1,706 1,705,794
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 03/31/28 .................. 7,608 7,545,234
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 01/20/28 .................. 3,364 3,343,749
31,067,189
Health Care Equipment & Supplies — 0.0%
(a)
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ...... 903 902,440
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 3,147 3,132,587
4,035,027
Health Care Providers & Services — 0.2%
(a)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 .................. 1,078 1,077,940
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 .................. 3,804 3,795,956
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 10/10/25 . 2,888 2,465,331
Eyecare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 2 Month + 3.75%),
3.86%
,
 02/18/27 .................. 5,367 5,302,004
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 .................. 1,418 1,406,737
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 08/06/26 . 5,681 5,651,197
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 06/30/25 .................. 3,386 3,370,339
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 .................. USD 75 $ 74,317
Unified Womens Healthcare LP, 1st Lien Term
Loan, 12/20/27
(c)(n)
................. 1,546 1,544,068
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.00%
,
 01/08/27 .................. 2,508 2,508,858
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 . 2,456 2,453,627
29,650,374
Health Care Technology — 0.1%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.41%
,
 02/11/26 .................. 350 349,685
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 03/01/24 .................. 3,120 3,114,117
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 .................. 6,967 6,958,291
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.09%
,
 08/27/25 . 5,698 5,682,235
16,104,328
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 02/02/26 .................. 506 487,928
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 1,525 1,524,127
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.84%
,
 12/23/24 .................. 6,413 6,335,545
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.59%
,
 07/21/25 .................. 5,116 5,116,338
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 . 520 518,654
Flutter Entertainment plc, Term Loan, (LIBOR
USD 2 Month + 2.25%), 2.40%
,
 07/21/26 . 2,091 2,074,705
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 11/30/23 .................. 1,958 1,942,625
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
................ 312 343,296
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 . 2,943 2,912,305
Hilton Washington Dupont Hotel, Term Loan,
(LIBOR USD 1 Month + 3.50%), 0.00% -
10.00%
,
 04/01/24
(c)
................ 14,250 13,288,125
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 4,501 4,482,879
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 2,686 2,670,249
Packers Holdings LLC, Term Loan, 03/09/28
(n)
5,738 5,677,834
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 589 565,925
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.84%
,
 08/14/24 .................. 1,523 1,499,150

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. USD 2,421 $ 2,378,735
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.84%
,
 07/31/26 ...... 3,669 3,660,421
Whatabrands LLC, Term Loan B, 08/03/28
(n)
.. 3,699 3,679,728
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 05/30/25 .................. 973 961,974
60,120,543
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 05/17/28 . 5,850 5,807,061
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ................ 1,932 1,884,381
Weber-Stephen Products LLC, Term Loan B,
(LIBOR USD 1 Month + 3.25%), 4.00% -
5.50%
,
 10/30/27 .................. 1,598 1,592,984
9,284,426
Household Products — 0.0%
(a)
Pilot Travel Centers LLC, Term Loan B,
07/29/28
(n)
...................... 1,702 1,693,490
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28 . 642 635,966
2,329,456
Independent Power and Renewable Electricity Producers — 0.0%
Exgen Renewables IV LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.50%
,
 12/15/27
(a)
1,565 1,560,730
Industrial Conglomerates — 0.0%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.09%
,
 03/31/25 ..... 3,485 3,445,430
Filtration Group Corp., Term Loan A, 03/29/25
(n)
4,293 4,293,121
7,738,551
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.34%, 05/09/25 ................ 6,351 6,264,059
(LIBOR USD 1 Month + 3.75%),
4.25%, 11/05/27 ................ 1,838 1,835,377
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 ..... 5,860 5,768,558
AssuredPartners, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.59%, 02/12/27 ................ 3,825 3,776,899
 02/12/27
(n)
...................... 1,387 1,383,163
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.34%
,
 01/31/28 . 3,051 3,033,579
Asurion LLC, 2nd Lien Term Loan B4,
01/20/29
(n)
...................... 2,713 2,696,885
Asurion LLC, Term Loan B6, 11/03/23
(n)
..... 2,916 2,883,530
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.09%
,
 11/03/24 ....... 2,690 2,643,931
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.34%
,
 12/23/26 ...... 2,399 2,352,809
Hub International Ltd., Term Loan, (LIBOR USD
2 Month + 2.75%), 2.86% - 2.88%
,
 04/25/25 1,624 1,598,814
Hub International Ltd., Term Loan B3,
04/25/25
(n)
...................... 9,104 9,080,462
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 2,286 2,273,590
Security
Par (000)
Par (000) Value
Insurance (continued)
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.34%, 12/31/25 ................ USD 5,761 $ 5,667,108
(LIBOR USD 1 Month + 3.75%),
3.84%, 09/03/26 ................ 1,999 1,980,980
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 932 932,107
USI, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%),
3.15%, 05/16/24 ................ 5,129 5,070,206
(LIBOR USD 3 Month + 3.25%),
3.40%, 12/02/26 ................ 256 252,901
59,494,958
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(n)
...................... 4,359 4,351,638
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ...... 2,693 2,674,773
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 10,616 10,609,741
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 10/10/25 ..... 3,795 3,759,110
21,395,262
Internet & Direct Marketing Retail — 0.0%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27 .................. 5,678 5,663,576
Pug LLC, Term Loan B, 02/12/27
(c)(n)
....... 437 433,722
6,097,298
IT Services — 0.4%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 09/19/24 .................. 5,118 5,098,217
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 .................. 805 812,905
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 10/30/26 .................. 6,557 6,489,348
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. 3,023 3,020,456
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 2,963 3,059,297
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 5,320 5,300,961
Flexential Intermediate Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.38%
,
 08/01/25 .................. 1,409 1,275,145
Go Daddy Operating Co. LLC, Term Loan B4,
08/10/27
(n)
...................... 3,848 3,803,330
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.75%
,
 05/23/25 .................. 2,123 2,121,776
Maximus, Inc., Term Loan B, (LIBOR USD 3
Month + 2.00%), 2.50%
,
 05/28/28 ...... 1,565 1,562,559
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 3.34% -
3.35%
,
 11/29/24 .................. 2,767 2,728,619

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.34%
,
 12/01/25 .................. USD 1,077 $ 1,077,840
Presidio Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.60% -
3.63%
,
 01/22/27 .................. 946 939,938
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.59%
,
 02/12/27 ............ 5,884 5,746,733
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ 11,349 11,332,330
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/16/25 .................. 2,026 1,994,438
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 1,757 1,755,348
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.84%
,
 11/16/26 ..... 1,535 1,515,302
Virtusa Corp., Term Loan, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/11/28 ........... 1,360 1,362,991
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.09%
,
 02/28/27 ...... 3,366 3,332,383
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.34%
,
 03/31/28 ........... 1,047 1,035,006
ZoomInfo LLC, 1st Lien Term Loan, 02/02/26
(n)
389 388,148
65,753,070
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 11/21/24 .. 839 835,877
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 .. 2,592 2,581,711
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 .................. 2,949 2,950,482
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. 7,167 7,174,359
ICON plc, Term Loan:
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28 ................ 1,187 1,184,143
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28 ................ 4,765 4,752,712
Iqvia, Inc., Term Loan B1, (LIBOR USD 1 Month
+ 1.75%), 1.84%
,
 03/07/24 ........... 2,095 2,086,507
Lonza Group AG, Facility Term Loan B, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 06/29/28 . 2,284 2,281,625
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 10/19/27 .................. 1,705 1,707,603
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.50%
,
 01/13/28 ............ 5,432 5,414,947
30,969,966
Machinery — 0.2%
(a)
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.40%
,
 05/18/24 ..... 1,632 1,613,208
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.25%
,
 05/14/28
(c)
412 409,940
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.75%), 3.50%
,
 03/31/27 ..... 3,804 3,776,403
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 03/01/27 .................. 1,709 1,676,961
Madison IAQ LLC, Term Loan, 06/21/28
(n)
... 5,850 5,796,707
Security
Par (000)
Par (000) Value
Machinery (continued)
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25 ..... USD 14,675 $ 14,360,309
Vertical Midco GmbH, Term Loan, 06/30/27
(n)
. 5,624 5,608,708
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.85%
,
 03/02/27 ..... 5,770 5,711,213
38,953,449
Media — 0.4%
Ascend Learning LLC, Term Loan, 07/12/24
(a)(n)
6,225 6,209,523
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.50%
,
 03/03/25
(a)
................. 8,463 7,540,067
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(o)
................. 2,578 3,041,185
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 05/03/28
(a)
..... 1,247 1,229,542
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/30/25
(a)
................. 3,362 3,351,546
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.61% - 3.63%
,
 08/21/26
(a)
........... 13,737 13,324,813
CSC Holdings LLC, Term Loan:
(a)
(LIBOR USD 1 Month + 2.25%),
2.34%, 07/17/25 ................ 2,689 2,644,461
(LIBOR USD 1 Month + 2.50%),
2.59%, 04/15/27 ................ 1,702 1,677,628
DirectV Financing LLC, Term Loan, 08/02/27
(a)(n)
4,075 4,065,590
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................. 1,750 1,743,642
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(a)
................. 494 497,322
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................. 310 314,312
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 6,346 6,016,701
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.34%
,
 03/24/25
(a)
................. 1,798 1,774,536
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 08/15/26
(a)
................. 1,189 1,186,984
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.60%
,
 09/18/26
(a)
................. 863 853,992
Radiate HoldCo LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
5,983 5,956,828
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 04/01/28
(a)
................. 686 679,037
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 12/17/26
(a)
................. 1 503
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)
... 4,660 4,636,993
Trader Interactive LLC, Term Loan, 07/28/28
(a)(c)
(n)
............................ 1,061 1,055,695
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.59%
,
 01/31/28
(a)
................. 1,717 1,690,107

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.84%
,
 12/31/28
(a)
................. USD 7,573 $ 7,572,608
77,063,615
Metals & Mining — 0.1%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.64%
,
 07/31/25 .................. 1,947 1,933,663
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 .................. 8,680 8,009,487
9,943,150
Oil, Gas & Consumable Fuels — 0.0%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ 2,183 2,384,011
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.15%
,
 02/07/25 . 2,178 2,161,454
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.25%
,
 01/31/28 . 914 911,426
5,456,891
Personal Products — 0.1%
(a)
Organon & Co., Term Loan, (LIBOR USD 6
Month + 3.00%), 3.50%
,
 06/02/28 ...... 2,372 2,364,599
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26 .................. 11,347 11,346,665
13,711,264
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. 2,912 2,808,890
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 06/02/25 . 6,402 6,354,416
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.08%
,
 11/15/27 .................. 1,613 1,590,179
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28 . 2,963 2,965,785
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(n)
.............. 372 370,556
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 .................. 3,307 3,292,419
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28 . 789 785,055
18,167,300
Professional Services — 0.1%
(a)
CoreLogic, Inc., 1st Lien Term Loan, 06/02/28
(n)
7,641 7,595,612
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 02/06/26 .................. 11,892 11,786,031
Nielsen Finance LLC, Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.10%
,
 10/04/23 . —
(p)
63
19,381,706
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%
,
 02/08/25
(a)
..... 64 63,598
Security
Par (000)
Par (000) Value
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, 02/25/27
(a)
(n)
............................ USD 5,711 $ 5,685,313
Software — 0.9%
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(a)(n)
..................... 5,681 5,683,865
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 10/02/25
(a)
5,712 5,660,378
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(a)
3,226 3,205,443
Cloudera, Inc., Term Loan, (LIBOR USD 1
Month + 2.50%), 3.25%
,
 12/22/27
(a)
..... 1,385 1,383,309
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 04/22/27
(a)
................. 1,491 1,483,971
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27
(a)
6,815 6,807,832
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28
(a)
779 786,790
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 2
Month + 4.75%), 5.75%
,
 09/29/23
(a)
..... 1,716 1,660,801
E2open LLC, Term Loan, 02/04/28
(a)(n)
...... 448 446,692
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................. 11,344 11,350,096
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28
(a)
................. 8,999 8,951,443
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(o)
................. 2,696 2,748,572
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.34%
,
 02/25/27
(a)
..... 12,125 11,980,119
Magenta Buyer LLC, 1st Lien Term Loan,
07/27/28
(a)(n)
..................... 6,834 6,797,711
Magenta Buyer LLC, 2nd Lien Term Loan,
07/27/29
(a)(n)
..................... 2,963 2,944,481
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.84%
,
 09/30/24
(a)
..... 3,601 3,596,088
MH Sub I LLC, 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.50%),
3.59%, 09/13/24 ................ 10,600 10,521,185
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 5,671 5,664,896
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.34%
,
 02/23/29
(a)
4,512 4,570,295
Netsmart, Inc., 1st Lien Term Loan, 10/01/27
(a)(n)
2,135 2,134,963
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(a)
................. 7,324 7,330,873
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.10%
,
 04/26/24
(a)
................. 1,464 1,459,986
Proofpoint, Inc., Term Loan, 06/09/28
(a)(n)
.... 4,280 4,235,060
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28
(a)
17,188 17,072,007
Sabre GLBL, Inc., Term Loan B1, 12/17/27
(a)(n)
752 742,132
Sabre GLBL, Inc., Term Loan B2, 12/17/27
(a)(n)
1,198 1,183,002
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 08/01/25
(a)
................. 7,678 7,620,087
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/16/25
(a)
................. 1,605 1,579,931

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.35%
,
 03/03/28
(a)
................. USD 5,559 $ 5,600,629
UKG, Inc., 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.75%),
3.84%, 05/04/26 ................ 9,085 9,075,541
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ................ 6,816 6,808,240
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(a)
..... 2,831 2,872,276
163,958,694
Specialty Retail — 0.1%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.44%
,
 11/13/25
(c)
. 1,310 1,295,658
EG Group Ltd., Facility Term Loan, 03/31/26
(n)
3,816 3,813,310
MED ParentCo. LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.34%
,
 08/31/26 . 2,336 2,331,823
Optiv, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ...... 1,830 1,783,630
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 11,378 11,366,622
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 .................. 1,893 1,884,981
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 .................. 697 694,931
23,170,955
Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 04/29/23
(a)
616 615,127
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, 07/27/28
(n)
... 7,079 6,999,312
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 . 1,576 1,552,678
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24
(c)
5,161 4,573,582
13,125,572
Transportation Infrastructure — 0.0%
(a)(n)
First Student Bidco, Inc., Term Loan B,
07/21/28 ....................... 1,896 1,881,828
First Student Bidco, Inc., Term Loan C,
07/21/28 ....................... 700 694,634
KKR Apple Bidco LLC, 2nd Lien Term Loan,
07/13/29
(c)
...................... 421 426,789
KKR Apple Bidco LLC, Term Loan, 07/14/28 .. 1,033 1,025,252
4,028,503
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.43%
,
 05/27/24 .................. 4,127 3,924,484
Gogo, Inc., Term Loan B, (LIBOR USD 1 Month
+ 3.75%), 4.50%
,
 04/30/28 ........... 6,323 6,287,757
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 .................. 776 775,315
MetroNet Systems Holdings LLC, Delayed
Draw 1st Lien Term Loan, 06/02/28
(n)
.... 86 86,146
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 04/11/25 .. USD 1,697 $ 1,677,997
12,751,699
Total Floating Rate Loan Interests — 7.4%
(Cost: $1,346,560,203) ............................ 1,344,241,074
Foreign Agency Obligations — 0.4%
Bahrain — 0.0%
CBB International Sukuk Programme Co.,
6.25%
,
11/14/24
(b)
................. 868 944,384
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
...................... 1,175 1,285,450
China — 0.0%
China Minmetals Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.72%), 3.75%
(a)(k)
................ 520 530,660
Colombia — 0.1%
Ecopetrol SA, 5.38%
,
06/26/26 .......... 4,642 5,060,615
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23 ......... 3,817 3,994,252
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25 ........... EUR 1,000 1,214,127
France — 0.1%
Electricite de France SA
(a)(k)
:
(GBP Swap 13 Year + 3.96%), 6.00% .... GBP 600 938,500
(EUR Swap Annual 5 Year + 3.37%), 2.87% EUR 600 741,999
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 1,238,149
(EUR Swap Annual 5 Year + 4.00%), 3.37% 3,000 3,786,154
6,704,802
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28 .... 495 599,535
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 .................. USD 3,283 3,352,353
Pertamina Persero PT, 3.10%
,
08/27/30 .... 4,972 5,117,046
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara:
6.15%, 05/21/48 .................. 2,900 3,599,262
4.88%, 07/17/49 .................. 1,800 1,944,338
14,012,999
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 .................. EUR 100 124,910
2.63%, 04/28/25 .................. 725 884,886
(EUR Swap Annual 5 Year + 8.92%), 8.50%,
09/10/30
(a)
.................... 200 220,049
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.62%
(a)(k)
............ 1,275 1,507,100
2,736,945
Mexico — 0.1%
Petroleos Mexicanos:
6.50%, 03/13/27 .................. USD 5,226 5,534,334
6.84%, 01/23/30 .................. 5,358 5,569,373
5.95%, 01/28/31 .................. 4,572 4,477,131
6.35%, 02/12/48 .................. 2,084 1,777,913

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Mexico (continued)
7.69%, 01/23/50 .................. USD 2,900 $ 2,807,925
20,166,676
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31 ........... 3,730 3,688,970
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 2,960 3,020,125
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%
,
09/28/27
(b)
...................... 1,865 1,809,050
Qatar — 0.0%
Qatar Petroleum, 3.30%
,
07/12/51
(b)
....... 4,029 4,175,051
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
:
1.25%, 11/24/23 .................. 330 332,991
2.25%, 11/24/30 .................. 4,020 3,972,162
4,305,153
Total Foreign Agency Obligations — 0.4%
(Cost: $71,140,094) ............................... 74,248,794
Foreign Government Obligations — 1.7%
Bahrain — 0.1%
Kingdom of Bahrain:
7.00%, 01/26/26 .................. 4,889 5,472,013
4.25%, 01/25/28
(b)
................. 2,115 2,102,971
7.38%, 05/14/30 .................. 3,856 4,303,778
11,878,762
Brazil — 0.1%
Federative Republic of Brazil:
6.00%, 04/07/26 .................. 2,272 2,657,956
4.63%, 01/13/28 .................. 6,631 7,175,157
3.88%, 06/12/30 .................. 10,649 10,744,175
20,577,288
Chile — 0.1%
Republic of Chile:
2.55%, 07/27/33 .................. 4,670 4,761,065
3.10%, 05/07/41 .................. 3,175 3,203,575
3.50%, 01/25/50 .................. 1,050 1,107,291
9,071,931
Colombia — 0.1%
Republic of Colombia:
8.13%, 05/21/24 .................. 4,414 5,148,655
3.88%, 04/25/27 .................. 2,562 2,711,397
4.50%, 03/15/29 .................. 3,308 3,587,733
3.00%, 01/30/30 .................. 5,589 5,469,535
3.25%, 04/22/32 .................. 2,205 2,159,797
4.13%, 05/15/51 .................. 1,110 1,034,936
20,112,053
Dominican Republic — 0.1%
Dominican Republic Government Bond:
5.95%, 01/25/27 .................. 2,355 2,641,280
4.50%, 01/30/30
(b)
................. 7,030 7,196,084
4.88%, 09/23/32
(b)
................. 4,650 4,824,375
5.30%, 01/21/41 .................. 1,898 1,926,826
6.40%, 06/05/49 .................. 3,800 4,130,837
20,719,402
Security
Par (000)
Par (000) Value
Egypt — 0.1%
Arab Republic of Egypt:
6.13%, 01/31/22
(b)
................. USD 1,915 $ 1,948,273
6.13%, 01/31/22 .................. 1,155 1,175,068
5.88%, 06/11/25 .................. 3,568 3,791,669
5.25%, 10/06/25
(b)
................. 4,455 4,673,574
7.60%, 03/01/29 .................. 4,215 4,567,479
5.88%, 02/16/31
(b)
................. 695 668,069
6.38%, 04/11/31
(b)
................. EUR 4,285 5,195,227
22,019,359
Ghana — 0.0%
Republic of Ghana, 8.63%
,
04/07/34
(b)
...... USD 4,970 5,021,253
Indonesia — 0.1%
Republic of Indonesia:
4.75%, 01/08/26 .................. 4,508 5,158,279
3.50%, 01/11/28 .................. 1,220 1,338,416
4.10%, 04/24/28 .................. 4,070 4,613,854
4.75%, 02/11/29 .................. 1,527 1,794,393
5.13%, 01/15/45 .................. 5,000 6,224,375
19,129,317
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30 ....................... 2,503 2,694,636
Mexico — 0.1%
United Mexican States:
4.50%, 04/22/29 .................. 5,024 5,700,042
4.75%, 03/08/44 .................. 2,402 2,656,161
4.35%, 01/15/47 .................. 8,830 9,281,434
4.50%, 01/31/50 .................. 2,560 2,727,680
20,365,317
Mongolia — 0.0%
State of Mongolia:
8.75%, 03/09/24 .................. 2,763 3,149,475
5.13%, 04/07/26 .................. 1,754 1,839,700
4,989,175
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%, 12/15/32 .................. 3,795 3,691,823
4.00%, 12/15/50 .................. 3,736 3,502,500
7,194,323
Nigeria — 0.0%
Federal Republic of Nigeria, 7.88%
,
02/16/32 . 2,501 2,672,631
Oman — 0.0%
Oman Sovereign Sukuk Co., 4.88%
,
06/15/30
(b)
1,170 1,220,456
Pakistan — 0.0%
Islamic Republic of Pakistan:
6.00%, 04/08/26 .................. 2,125 2,135,859
7.38%, 04/08/31 .................. 2,515 2,521,564
4,657,423
Panama — 0.1%
Republic of Panama:
3.88%, 03/17/28 .................. 1,187 1,308,148
2.25%, 09/29/32 .................. 2,733 2,640,420
4.50%, 05/15/47 .................. 4,610 5,257,705
4.50%, 04/01/56 .................. 1,320 1,502,985
10,709,258
Paraguay — 0.1%
Republic of Paraguay:
5.00%, 04/15/26 .................. 4,144 4,649,827
4.95%, 04/28/31
(b)
................. 5,265 6,045,865

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Paraguay (continued)
2.74%, 01/29/33
(b)
................. USD 5,498 $ 5,356,427
5.40%, 03/30/50
(b)
................. 4,031 4,742,219
5.40%, 03/30/50 .................. 2,075 2,441,108
23,235,446
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 ... 2,600 2,370,550
Republic of Peru:
7.35%, 07/21/25 .................. 2,094 2,551,801
4.13%, 08/25/27 .................. 3,060 3,400,042
3.30%, 03/11/41 .................. 2,230 2,176,480
10,498,873
Philippines — 0.1%
Republic of Philippines:
3.75%, 01/14/29 .................. 5,221 5,897,446
2.95%, 05/05/45 .................. 4,573 4,499,546
10,396,992
Qatar — 0.1%
State of Qatar:
4.50%, 04/23/28 .................. 4,627 5,482,995
4.00%, 03/14/29
(b)
................. 6,825 7,874,344
13,357,339
Romania — 0.1%
Romania Government Bond:
3.00%, 02/14/31
(b)
................. 4,944 5,131,872
4.00%, 02/14/51 .................. 2,552 2,697,623
7,829,495
Russia — 0.0%
Russian Federation:
4.75%, 05/27/26 .................. 2,000 2,275,375
4.25%, 06/23/27 .................. 4,600 5,148,838
7,424,213
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
4.00%, 04/17/25 .................. 3,327 3,666,562
3.63%, 03/04/28 .................. 2,470 2,728,270
4.38%, 04/16/29
(b)
................. 7,447 8,639,916
15,034,748
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26 ... 2,503 2,721,700
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka:
5.75%, 04/18/23 .................. 2,591 1,886,248
6.85%, 03/14/24 .................. 7,147 4,655,824
6.35%, 06/28/24 .................. 7,362 4,793,582
7.85%, 03/14/29 .................. 7,244 4,447,363
7.55%, 03/28/30 .................. 5,522 3,384,986
19,168,003
Ukraine — 0.1%
Ukraine Government Bond:
8.99%, 02/01/24 .................. 3,160 3,482,320
7.75%, 09/01/27 .................. 1,112 1,216,806
9.75%, 11/01/28 .................. 3,073 3,655,526
7.25%, 03/15/33
(b)
................. 1,905 1,961,316
10,315,968
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 4,449 5,105,651
Total Foreign Government Obligations — 1.7%
(Cost: $300,471,202) .............................. 308,121,012
Security
Shares
Shares Value
Investment Companies — 4.4%
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(q)
..................... 810,949 $ 44,537,320
iShares Core Dividend Growth ETF
(q)
...... 7,756,980 400,880,726
iShares iBoxx $ High Yield Corporate Bond
ETF
(f)(q)
......................... 4,111,785 361,179,194
MPLX LP ......................... 64,147 1,820,492
Western Midstream Partners LP .......... 26,069 521,119
Total Investment Companies — 4.4%
(Cost: $747,804,310) .............................. 808,938,851
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 4.7%
Collateralized Mortgage Obligations — 1.4%
Adjustable Rate Mortgage Trust
(a)
:
Series 2005-8, Class 2A1, 2.77%, 11/25/35 USD 1,772 1,654,804
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 0.65%, 11/25/35 .... 1,191 1,179,243
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 0.63%, 11/25/35 .... 878 885,703
Alternative Loan Trust:
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.75%, 06/25/35
(a)
.... 484 463,272
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 0.71%, 08/25/35
(a)
... 1,500 1,355,792
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 0.61%, 12/25/35
(a)
... 208 195,565
Series 2005-63, Class 3A3, 2.88%,
11/25/35
(a)
.................... 2,238 2,133,076
Series 2005-63, Class 5A1, 3.35%,
12/25/35
(a)
.................... 78 75,180
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 64 65,059
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.69%, 01/25/36
(a)
... 2,468 2,357,331
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.11%,
02/25/36
(a)
.................... 4,915 4,665,344
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 743 595,660
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 1,124 839,590
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 526 351,260
Series 2006-2CB, Class A6, 5.50%,
03/25/36 ..................... 822 528,548
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,953 1,918,950
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,936 1,442,885
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 933 697,783
Series 2006-9T1, Class A7, 6.00%, 05/25/36 357 232,518
Series 2006-J7, Class 2A1, (Cost of Funds
for the 11th District of San Francisco +
1.50%), 1.81%, 11/20/46
(a)
......... 4,415 3,318,812
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,416 915,497
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.84%,
11/25/46
(a)
.................... 6,056 5,239,673

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.38%), 0.47%, 11/25/46
(a)
.. USD 4,754 $ 4,271,313
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.96%,
11/25/46
(a)
.................... 8,759 7,929,568
Series 2006-OA16, Class A2, (LIBOR USD 1
Month + 0.38%), 0.47%, 10/25/46
(a)
... 378 365,688
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 0.50%, 05/20/46
(a)
... 1,576 1,355,553
Series 2006-OA3, Class 2A1, (LIBOR USD 1
Month + 0.42%), 0.51%, 05/25/36
(a)
... 8,525 7,814,337
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 07/25/46
(a)
... 11,607 10,521,468
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 2,044 1,389,193
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 454 317,783
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 286 239,812
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 269 222,163
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,293 923,621
Series 2007-19, Class 1A8, 6.00%, 08/25/37 629 449,379
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,331 2,222,922
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 516 341,785
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,304 2,096,199
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 567 359,729
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 0.34%, 06/25/37
(a)
... 6,815 5,438,121
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,643 938,114
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 1.49%,
11/25/47
(a)
.................... 1,841 1,684,469
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 04/25/47
(a)
... 11,491 10,402,132
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.17%), 0.26%, 05/25/47
(a)
... 4,208 3,983,785
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.18%), 0.27%, 06/25/47
(a)
... 9,709 7,854,436
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 1,161 923,261
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 1.08%, 10/25/46
(a)
.... 11,540 11,006,108
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.05%,
10/25/46
(a)
.................... 5,297 4,305,177
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
.................... 767 746,798
Banc of America Funding Trust
(a)
:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 377 374,531
Series 2006-D, Class 6A1, 2.88%, 05/20/36 354 358,928
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 0.50%, 06/20/47 .... 1,315 1,196,950
Banc of America Mortgage Trust, Series 2004-
L, Class 4A1, 2.45%, 01/25/35
(a)
........ 2 1,814
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
0.53%, 04/25/36
(a)
................. 5,599 7,163,402
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Asset-Backed Securities I Trust
(d)
:
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ..................... USD 753 $ 683,148
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 996 874,102
Bear Stearns Mortgage Funding Trust
(a)
:
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.26%, 03/25/37 .... 1,363 1,286,089
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 1,953 1,853,413
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.29%, 09/25/47 .... 2,318 2,287,655
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 0.36%, 04/25/35
(a)
... 1,162 1,107,233
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 0.69%, 05/25/35
(a)
... 3,148 2,650,154
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.07%,
04/25/46
(a)
.................... 2,770 1,136,145
Series 2007-21, Class 1A1, 6.25%, 02/25/38 172 126,869
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 683 391,546
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 1,044 597,894
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 79 81,271
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
...................... 566 544,876
CSMC Trust, Series 2011-4R, Class 1A2,
(LIBOR USD 1 Month + 1.50%), 1.59%,
09/27/37
(a)(b)
..................... 6,301 5,858,146
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.28%, 08/25/47
(a)
..... 13,163 12,440,180
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 2.14%,
02/25/37
(a)
...................... 1,307 965,707
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.10%, 05/25/35
(a)
...... 39 37,825
GreenPoint Mortgage Funding Trust
(a)
:
Series 2006-AR1, Class GA1B, (LIBOR USD
1 Month + 0.17%), 0.26%, 02/25/36 ... 4,108 3,959,633
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 2.11%,
03/25/36 ..................... 1,639 1,622,574
GSR Mortgage Loan Trust, Series 2006-4F,
Class 1A1, 5.00%, 05/25/36 .......... —
(p)
18,154
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.59%,
10/25/35
(a)
...................... 1,849 1,827,564
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 694 664,050
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,219 1,134,960
IndyMac INDX Mortgage Loan Trust
(a)
:
Series 2007-AR15, Class 1A1, 2.86%,
08/25/37 ..................... 121 107,160
Series 2007-AR15, Class 2A1, 3.14%,
08/25/37 ..................... 579 498,865
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.24%,
12/25/37
(a)
...................... 8,985 9,278,758
Merrill Lynch Mortgage Investors Trust
(a)
:
Series 2005-A9, Class 2A1E, 2.62%,
12/25/35 ..................... 532 520,737

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-1, Class 2A1, 2.04%, 02/25/36 USD 377 $ 395,985
Prima Capital CRE Securitization Ltd.
(b)(c)
:
Series 2015-4A, Class C, 4.00%, 08/24/49 . 3,210 3,148,047
Series 2016-6A, Class C, 4.00%, 08/24/40 . 16,500 16,580,850
Prime Mortgage Trust
(b)
:
Series 2006-DR1, Class 1A2, 6.00%,
05/25/35 ..................... 1 1,455
Series 2006-DR1, Class 2A1, 5.50%,
05/25/35 ..................... 428 394,896
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 198 191,908
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 321 176,030
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 43 41,701
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.10%,
04/25/47
(a)
...................... 250 159,820
Structured Asset Mortgage Investments II
Trust
(a)
:
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 0.55%, 02/25/36 .... 1,054 986,789
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 06/25/36 .... 8,233 7,724,869
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 07/25/46 .... 11,502 9,987,586
Series 2007-AR4, Class GA4B, (LIBOR USD
1 Month + 0.18%), 0.27%, 09/25/47 ... 2,344 2,388,705
WaMu Mortgage Pass-Through Certificates
Trust
(a)
:
Series 2007-OA4, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.77%), 0.88%,
05/25/47 ..................... 1,768 1,708,250
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 0.86%,
06/25/47 ..................... 6,416 6,099,670
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 0.92%,
07/25/47 ..................... 3,490 3,152,105
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-8, Class A5, 6.13%, 10/25/36
(d)
1,163 586,691
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 1.09%,
06/25/46
(a)
.................... 4,661 3,395,139
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.96%,
10/25/46
(a)
.................... 5,633 5,091,400
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 0.83%,
12/25/46
(a)
.................... 5,131 4,518,665
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 0.95%,
05/25/47
(a)
.................... 3,370 3,057,358
250,652,711
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 3.2%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
.......... USD 7,780 $ 7,978,020
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.21%, 09/15/34
(a)(b)
.......... 29,015 28,796,175
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.19%, 04/15/35
(a)(b)
................ 3,467 3,454,010
Atrium Hotel Portfolio Trust
(a)(b)
:
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 2.04%, 12/15/36 .... 11,310 11,267,187
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 3.14%, 12/15/36 .... 1,490 1,451,609
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.59%, 11/15/32 .... 3,225 2,805,976
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.09%, 11/15/32 .... 3,965 3,296,580
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.79%, 09/15/34 .... 11,982 11,970,727
Barclays Commercial Mortgage Trust, Series
2019-C3, Class C, 4.18%, 05/15/52 ..... 3,442 3,799,022
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 0.55%, 08/25/35 .... 3,563 3,416,810
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.57%, 11/25/35 .... 775 735,770
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 0.31%, 03/25/37 .... 2,875 2,784,477
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 0.38%, 07/25/37 .... 4,176 3,965,215
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.54%, 09/25/37 .... 1,143 1,085,977
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 1.59%, 12/25/37 .... 2,150 2,092,263
BBCMS Mortgage Trust
(a)(b)
:
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ..................... 1,750 1,568,594
Series 2018-TALL, Class D, (LIBOR USD 1
Month + 1.45%), 1.54%, 03/15/37 .... 2,000 1,942,274
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
................ 2,672 2,277,952
Benchmark Mortgage Trust
(a)
:
Series 2018-B3, Class D, 3.06%, 04/10/51
(b)
1,250 1,188,316
Series 2018-B7, Class C, 4.86%, 05/15/53 . 4,770 5,463,010
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.79%, 10/15/35
(a)(b)
3,600 3,629,226
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,792,837
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 2,081,260
BX Commercial Mortgage Trust
(a)(b)
:
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.14%, 11/15/35 .... 10,150 10,169,099
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.09%, 11/15/35 .... 11,550 11,575,352
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.39%, 10/15/36 .... 6,703 6,723,306
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.74%, 10/15/36 .... 15,023 15,065,017
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.59%, 12/15/36 .... 7,070 7,078,956
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.69%, 11/15/32 .... 6,410 6,438,341
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 1.00%, 02/15/33
(c)
... 14,812 14,812,000

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.24%, 02/15/33
(c)
... USD 8,685 $ 8,685,000
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.34%, 02/15/33
(c)
... 5,735 5,735,000
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 2.89%, 06/15/38 .... 11,180 11,263,432
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 3.84%, 06/15/38 .... 8,800 8,847,180
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 2.90%, 05/15/38 .... 18,644 18,667,288
BX Trust
(a)(b)
:
Series 2021-LBA, Class GJV, (LIBOR USD 1
Month + 3.00%), 3.09%, 02/15/36 .... 11,900 11,922,548
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.09%, 02/15/36 .... 8,900 8,916,864
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.34%, 01/15/34 .... 4,680 4,679,995
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.09%, 01/15/34 .... 7,240 7,289,914
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 3.69%, 06/15/23 .... 9,532 9,531,976
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 6,800 7,287,635
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 10,985 11,337,017
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class C, 4.85%, 05/10/58
(a)
3,330 3,694,866
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 3,600 3,734,849
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 2,100 2,178,664
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.09%,
03/10/47
(a)
.................... 2,278 2,460,321
Series 2015-GC27, Class C, 4.42%,
02/10/48
(a)
.................... 2,267 2,415,801
Series 2016-C1, Class C, 4.95%, 05/10/49
(a)
2,870 3,198,539
Series 2016-C1, Class D, 4.95%, 05/10/49
(a)
(b)
.......................... 980 1,013,642
Series 2016-GC37, Class C, 4.93%,
04/10/49
(a)
.................... 2,640 2,809,915
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
.................... 3,446 3,145,845
Series 2016-P3, Class C, 4.89%, 04/15/49
(a)
1,271 1,351,214
Series 2018-C6, Class C, 5.07%, 11/10/51
(a)
3,976 4,580,014
Commercial Mortgage Trust:
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
................... 3,000 3,106,815
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 5,000 4,712,323
Series 2014-CR15, Class C, 4.72%,
02/10/47
(a)
.................... 2,050 2,205,260
Series 2015-CR23, Class B, 4.18%,
05/10/48
(a)
.................... 9,520 10,322,598
Series 2015-LC19, Class C, 4.23%,
02/10/48
(a)
.................... 6,513 6,981,531
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 1,580 1,540,497
Series 2015-LC21, Class C, 4.33%,
07/10/48
(a)
.................... 6,010 6,342,676
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
................... 3,200 3,127,821
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... USD 709 $ 678,418
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.49%, 09/15/33
(a)(b)
.. 2,500 2,482,834
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class E, 1.00%,
07/15/26
(a)(b)
..................... 1,450 1,392,606
CSAIL Commercial Mortgage Trust
(a)
:
Series 2016-C6, Class C, 4.92%, 01/15/49 3,950 4,246,071
Series 2018-C14, Class D, 4.89%,
11/15/51
(b)
.................... 2,545 2,696,841
CSMC Trust, Series 2020-FACT, Class E,
(LIBOR USD 1 Month + 4.86%), 4.96%,
10/15/37
(a)(b)
..................... 4,661 4,808,795
DBUBS Mortgage Trust
(a)(b)
:
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34 .... 10,428 10,752,925
Series 2017-BRBK, Class F, 3.53%,
10/10/34 ..................... 2,890 2,944,647
Extended Stay America Trust
(a)(b)
:
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.34%, 07/15/38 .... 10,150 10,229,457
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 2.94%, 07/15/38 .... 6,570 6,631,742
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 3.79%, 07/15/38 .... 6,858 6,928,891
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
...... 1,500 1,592,662
GS Mortgage Securities Trust:
Series 2015-GC32, Class C, 4.42%,
07/10/48
(a)
.................... 1,075 1,156,602
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 1,162 1,116,941
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 2,749 2,573,570
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 1,260 1,135,702
Harvest Commercial Capital Loan Trust
(a)(b)
:
Series 2019-1, Class M4, 4.64%, 09/25/46 . 3,150 3,060,880
Series 2019-1, Class M5, 5.73%, 09/25/46 . 2,000 1,961,500
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)(b)
..................... 1,898 1,887,564
JPMCC Commercial Mortgage Securities
Trust
(a)
:
Series 2017-JP5, Class C, 3.87%, 03/15/50 5,137 5,486,730
Series 2017-JP5, Class D, 4.62%,
03/15/50
(b)
.................... 4,542 4,682,140
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,469,021
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
:
Series 2015-JP1, Class D, 4.23%, 01/15/49 5,750 5,382,838
Series 2018-WPT, Class FFX, 5.54%,
07/05/33
(b)
.................... 666 678,453
Series 2019-OSB, Class E, 3.78%,
06/05/39
(b)
.................... 2,800 2,840,202
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
1.89%, 05/15/36
(a)(b)
................ 12,751 12,758,925
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.44%,
03/15/38
(a)(b)
..................... 10,938 10,972,164
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.87%, 03/10/50
(a)(b)
.... 3,375 3,468,493

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a)(b)
.............. USD 3,305 $ 3,379,503
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 4.05%, 07/15/38
(a)(b)
... 1,897 1,904,753
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
................... 727 738,636
Series 2015-C25, Class D, 3.07%, 10/15/48 3,435 3,393,646
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 1,812 1,782,167
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 3,161 3,323,285
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
................... 7,725 6,991,751
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.04%, 11/15/34
(a)(b)
.. 3,998 3,999,261
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.69%, 11/15/34
(a)(b)
.. 7,904 7,898,437
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
7,130 6,084,086
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 1,570 1,334,500
Series 2018-H3, Class C, 4.85%, 07/15/51
(a)
2,880 3,295,286
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
.......................... 2,112 1,973,472
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.64%, 07/15/35
(a)(b)
.. 4,040 4,032,309
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
....... 8,300 7,561,436
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 4.46%, 07/15/38
(a)(b)
.......... 1,400 1,403,154
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 3.77%,
07/15/23
(a)(b)
..................... 2,956 2,952,459
TPGI Trust
(a)(b)
:
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 3.09%, 06/15/26 .... 5,180 5,179,990
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 3.94%, 06/15/26 ... 1,794 1,793,995
USDC, Series 2018-USDC, Class F, 4.49%,
05/13/38
(a)(b)
..................... 2,550 1,956,516
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 8,250 8,264,751
Velocity Commercial Capital Loan Trust, Series
2014-1, Class M6, 8.08%, 09/25/44
(a)(b)
... 616 616,765
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class B, 4.50%,
09/15/57
(a)
.................... 1,600 1,778,498
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
593 513,540
Series 2016-C37, Class C, 4.48%,
12/15/49
(a)
.................... 2,803 3,025,290
Series 2016-LC25, Class C, 4.42%,
12/15/59
(a)
.................... 8,320 8,964,508
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
.................... 1,875 2,096,392
Series 2016-NXS5, Class D, 4.98%,
01/15/59
(a)
.................... 1,130 1,221,566
Series 2016-NXS6, Class C, 4.32%,
11/15/49
(a)
.................... 4,783 5,188,748
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 3,533,266
Series 2017-C39, Class D, 4.35%,
09/15/50
(a)(b)
................... 1,690 1,613,021
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 487 402,374
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
.................... USD 2,346 $ 2,590,898
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 2,150 1,955,517
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,301,267
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.76%, 09/15/57
(a)
... 1,300 1,362,171
597,217,226
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
:
Series 2015-SRCH, Class XA, 0.94%,
08/10/35 ..................... 76,043 3,352,728
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ..................... 35,000 407,050
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.10%, 11/10/49 .... 61,169 2,935,307
Commercial Mortgage Trust:
Series 2014-UBS5, Class XB2, 0.73%,
09/10/47
(b)
.................... 12,675 272,893
Series 2015-CR25, Class XA, 0.82%,
08/10/48 ..................... 12,727 362,226
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.83%,
09/15/47 ....................... 6,676 143,621
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 1,361,059
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.98%, 03/10/50
(b)
..... 42,427 1,163,502
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C15, Class XB, 0.33%,
04/15/47
(b)
.................... 80,982 681,148
Series 2015-C26, Class XD, 1.34%,
10/15/48
(b)
.................... 12,675 642,369
Series 2016-C32, Class XA, 0.69%,
12/15/49 ..................... 31,319 958,695
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.61%, 03/15/49
(b)
..... 13,600 902,224
Natixis Commercial Mortgage Securities Trust
(b)
:
Series 2017-75B, Class XA, 0.20%,
04/10/37 ..................... 40,610 507,507
Series 2017-75B, Class XB, 0.03%,
04/10/37 ..................... 27,000 86,406
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.26%,
08/15/49
(b)
.................... 11,784 628,441
Series 2016-LC25, Class XA, 0.96%,
12/15/59 ..................... 21,858 743,076
WFRBS Commercial Mortgage Trust:
Series 2014-C20, Class XB, 0.57%,
05/15/47 ..................... 57,079 884,429
Series 2014-LC14, Class XA, 1.26%,
03/15/47 ..................... 25,788 667,261
16,699,942
Total Non-Agency Mortgage-Backed Securities — 4.7%
(Cost: $832,181,872) .............................. 864,569,879

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Preferred Securities — 3.4%
Capital Trusts — 2.7%
Banks — 1.0%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00% .... EUR 5,600 $ 7,589,070
Bank of America Corp.:
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ....................... USD 532 599,830
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ....................... 48 53,901
Citigroup, Inc.:
Series U, (SOFR + 3.81%), 5.00% ...... 39,856 41,914,562
Series V, (SOFR + 3.23%), 4.70% ...... 13,170 13,640,169
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 7,270 7,512,091
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.37% ................... 2,000 2,185,000
JPMorgan Chase & Co.:
Series FF, (SOFR + 3.38%), 5.00% ..... 26,805 28,294,833
Series HH, (SOFR + 3.13%), 4.60% ..... 23,515 24,338,025
Postal Savings Bank of China Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.63%), 4.50% ....... 1,439 1,480,641
Wells Fargo & Co.:
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... 36,100 38,915,078
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ....................... 1,321 1,496,033
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ....................... 8,065 8,372,599
176,391,832
Capital Markets — 0.6%
(a)(k)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% . 21,025 21,996,355
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 21,725 22,675,469
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 25,785 26,847,342
Goldman Sachs Group, Inc. (The):
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ....................... 12,030 13,213,752
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 6,755 7,259,598
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ....................... 16,500 16,830,000
108,822,516
Consumer Finance — 0.4%
(a)(k)
Ally Financial, Inc., Series B, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.87%), 4.70% .................. 32,950 34,465,700
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 20,150 21,711,625
General Motors Financial Co., Inc.:
Series A, (LIBOR USD 3 Month + 3.60%),
5.75% ....................... 4,000 4,359,040
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.00%),
5.70% ....................... USD 9,712 $ 11,084,403
71,620,768
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(k)
............ 16,815 18,118,163
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
............ 36,050 36,523,156
Insurance — 0.2%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(k)
................ 26,150 27,359,437
Oil, Gas & Consumable Fuels — 0.2%
(a)(k)
Energy Transfer LP:
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ....................... 6,875 6,754,000
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ....................... 22,050 22,794,187
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 9,499 7,409,220
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.87% ................... 170 172,975
Plains All American Pipeline LP, Series B,
(LIBOR USD 3 Month + 4.11%), 6.13% ... 6,270 5,603,812
42,734,194
Total Capital Trusts — 2.7%
(Cost: $465,037,315) .............................. 481,570,066
Shares
Shares
Preferred Stocks — 0.6%
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.82%
(a)(k)
................. 136,000 8,316,400
Equity Real Estate Investment Trusts (REITs)
— 0.0%
Firstar Realty LLC, 8.88%
(b)(k)
............ 5,000 5,150,000
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 216 130,661
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(k)
..... 735,000 20,359,500
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(k)
........... 625,000 15,675,000
Petroleo Brasileiro SA (Preference) ........ 1,044,139 5,400,875
21,075,875
Technology Hardware, Storage &
Peripherals — 0.3%
Samsung Electronics Co. Ltd. (Preference) .. 911,203 57,201,587
Total Preferred Stocks — 0.6%
(Cost: $90,841,552) ............................... 112,234,023

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Shares
Shares Value
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
3.66%, 12/21/65
(a)(b)
................ 16,872,000 $ 13,898,310
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 3.91%, 12/21/65
(a)(b)
.......... 11,944,000 10,092,680
Total Trust Preferreds — 0.1%
(Cost: $27,894,929) ............................... 23,990,990
Total Preferred Securities — 3.4%
(Cost: $583,773,796) .............................. 617,795,079
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (LIBOR USD 1 Month + 0.00%),
3.66%, 04/25/28
(a)(b)
................ USD 4,627 4,526,856
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
:
Series 2018-K732, Class B, 4.06%, 05/25/25 1,500 1,643,086
Series 2018-KHG1, Class C,
3.81%, 12/25/27 ................ 4,112 3,691,225
5,334,311
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes, Series 2017-44,
0.64%, 04/17/51
(a)
................. 14,367 573,617
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $10,815,310) ............................... 10,434,784
Security
Shares
Shares Value
Warrants — 0.0%
Consumer Finance — 0.0%
Srisawad Corp. PCL (Issued/exercisable
08/14/20, 100 shares for 1 warrant, Expires
08/29/25, Strike Price THB 100.00)
(e)
..... 720 $ 286
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
..... 1,489 8,085
Total Warrants — 0.0% .............................. 8,371
Total Long-Term Investments — 97.3%
(Cost: $16,634,980,667) ............................ 17,780,821,473
Short-Term Securities — 9.6%
(q)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 1,361,801,474 1,361,801,474
SL Liquidity Series, LLC, Money Market Series,
0.12%
(s)
........................ 379,785,983 379,899,919
Total Short-Term Securities — 9.6%
(Cost: $1,741,701,311) ............................ 1,741,701,393
Total Options Purchased — 0.0%
(Cost: $51,557) ................................. 80,490
Total Investments — 106.9%
(Cost: $18,376,733,535 ) ............................ 19,522,603,356
Liabilities in Excess of Other Assets — (6.9)% ............. (1,251,755,466)
Net Assets — 100.0% ............................... $ 18,270,847,890
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,334,122, representing less than 0.05% of its net assets as of period end, and an original cost of $1,050,145.
(i)
Convertible security.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Rounds to less than 1,000.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/21
Shares
Held at
07/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,409,220,735 $ — $ (47,419,261) $ — $ — $ 1,361,801,474 1,361,801,474 $ 177,279 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,444,008 378,481,769 — (25,836) (22) 379,899,919 379,785,983 1,211,120
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. 87,380,975 — (42,721,761) 1,070,423 (1,192,317) 44,537,320 810,949 1,319,291 —
iShares Core Dividend Growth
ETF .................. — 476,136,837 (136,561,738) 2,952,897 58,352,730 400,880,726 7,756,980 4,272,243 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 249,742,182 511,130,865 (409,624,750) 15,473,163 (5,542,266) 361,179,194 4,111,785 9,667,670 —
iShares MBS ETF
(c)
......... 110,134,024 — (110,062,024) 2,829,965 (2,901,965) — — 198,592 —
$ 22,300,612 $ 48,716,160 $ 2,548,298,633 $ 16,846,195 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(continued)
July 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 2,699 09/17/21 $ 130,885 $ (10,785)
MSCI Emerging Markets E-Mini Index ............................................ 308 09/17/21 19,677 (555,063)
(565,848)
Short Contracts
Euro-Bund .............................................................. 33 09/08/21 6,912 (185,152)
GBP Currency ............................................................ 3,934 09/13/21 341,594 6,826,915
JPY Currency ............................................................ 573 09/13/21 65,275 245,505
S&P 500 E-Mini Index ...................................................... 1,868 09/17/21 409,979 (184,620)
U.S. Treasury 10 Year Note ................................................... 9,931 09/21/21 1,336,030 (28,420,965)
U.S. Treasury 10 Year Ultra Note ............................................... 1 09/21/21 150 (1,017)
U.S. Treasury Long Bond .................................................... 13 09/21/21 2,145 (103,612)
U.S. Treasury Ultra Bond .................................................... 670 09/21/21 133,791 (10,845,261)
Long Gilt ............................................................... 26 09/28/21 4,691 (92,677)
U.S. Treasury 2 Year Note .................................................... 15 09/30/21 3,310 797
U.S. Treasury 5 Year Note .................................................... 3,666 09/30/21 456,360 (3,151,195)
(35,911,282)
$ (36,477,130)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 410,000 USD 568,107 UBS AG 08/12/21 $ 1,804
USD 451,641 EUR 380,000 Barclays Bank plc 08/12/21 787
USD 432,684 GBP 310,000 Standard Chartered Bank 08/12/21 1,776
USD 4,701,154 EUR 3,849,292 Citibank NA 09/16/21 130,850
CAD 12,466,000 USD 9,940,367 Westpac Banking Corp. 10/15/21 51,270
EUR 221,000 USD 261,465 Barclays Bank plc 10/15/21 1,085
HKD 36,781,000 USD 4,730,015 Bank of New York Mellon 10/15/21 3,783
JPY 230,963,000 USD 2,097,482 Bank of New York Mellon 10/15/21 9,088
NZD 848,000 USD 587,986 Westpac Banking Corp. 10/15/21 2,573
USD 6,257,156 AUD 8,471,000 Bank of America NA 10/15/21 38,555
USD 226,530 JPY 24,824,000 Bank of America NA 10/15/21 115
241,686
USD 1,507,880 CHF 1,380,000 Morgan Stanley & Co. International plc 08/12/21 (15,901)
USD 2,017,874 EUR 1,710,000 BNP Paribas SA 08/12/21 (10,969)
USD 342,131 EUR 290,000 Citibank NA 08/12/21 (1,942)
USD 236,500 EUR 200,000 HSBC Bank plc 08/12/21 (792)
USD 647,947 EUR 550,000 JPMorgan Chase Bank NA 08/12/21 (4,605)
USD 2,244,140 EUR 1,900,000 Morgan Stanley & Co. International plc 08/12/21 (10,130)
USD 371,103,461 EUR 314,170,000 UBS AG 08/12/21 (1,645,997)
USD 61,660,446 GBP 44,500,000 UBS AG 08/12/21 (195,751)
KRW 1,530,726,000 USD 1,326,360 Citibank NA 10/15/21 (271)
NZD 7,455,000 USD 5,218,100 Bank of America NA 10/15/21 (26,339)
USD 4,351,027 CHF 3,978,000 Bank of America NA 10/15/21 (48,897)
USD 2,191,318 GBP 1,585,000 Bank of New York Mellon 10/15/21 (12,215)
USD 875,850 HKD 6,815,000 Bank of New York Mellon 10/15/21 (1,256)
USD 578,232 HKD 4,495,000 UBS AG 10/15/21 (285)
(1,975,350)
$ (1,733,664)

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2021
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Bank Index ..................... 249 09/17/21 EUR 90.00 EUR 1,156 $ 80,490
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.36.V1 ................... 1.00 % Quarterly 06/20/26 USD 10,948 $ (276,891) $ (251,554) $ (25,337)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly
Credit Suisse
International 06/20/25 B EUR 450 $ 49,051 $ 40,283 $ 8,768
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 420 41,487 63,506 (22,019)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 51,566 42,183 9,383
Altice Finco SA ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 CCC+ EUR 210 17,717 13,446 4,271
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ EUR 200 16,874 12,532 4,342
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 140 12,427 7,049 5,378
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 100 8,876 9,077 (201)
Vertical Holdco GmbH .. 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 49,753 19,388 30,365
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 NR USD 3,750 (3,122) (106,247) 103,125
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 3,750 (303,837) (355,306) 51,469
$ (59,208) $ (254,089) $ 194,881
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(continued)
July 31, 2021
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $81,936 of net dividends and financing fees.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
02/08/23 $ 18,260,907 $ 123,860
(c)
$ 18,302,831 0.1%
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(b)
Range: 60-95 basis points
Benchmarks: Intercontinental Exchange LIBOR USD 1 Month
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of July 31, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International Bank
Egypt SAE ............ 835,581 $ 3,040,191 16.6%
Shares Value
% of Basket
Value
Russia
X5 Retail Group NV, GDR ... 219,374 $ 7,101,998 38.8%
United Kingdom
Prudential plc ............ 434,566 8,160,642 44.6
Total Reference Entity — Long ............ 18,302,831
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 18,302,831
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (251,554) $ — $ (25,337) $ —
OTC Swaps ..................................................... 207,464 (461,553) 340,961 (22,220) —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ 7,072,420 $ 797 $ — $ 7,073,217
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 241,686 — — 241,686
Options purchased
Investments at value — unaffiliated
(b)
........... — — 80,490 — — — 80,490
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 424,565 123,860 — — — 548,425
$ — $ 424,565 $ 204,350 $ 7,314,106 $ 797 $ — $ 7,943,818
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 750,468 — 42,799,879 — 43,550,347
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,975,350 — — 1,975,350
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 25,337 — — — — 25,337
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 483,773 — — — — 483,773
$ — $ 509,110 $ 750,468 $ 1,975,350 $ 42,799,879 $ — $ 46,034,807
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the year ended July 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (39,903,535) $ (21,275,956) $ 21,379,881 $ — $ (39,799,610)
Forward foreign currency exchange contracts .... — — — (16,988,751) — — (16,988,751)
Options purchased
(a)
.................... — — (2,688,338) — — — (2,688,338)
Options written ........................ — — 2,776,989 — — — 2,776,989
Swaps .............................. — 479,257 (616,811) — — — (137,554)
$ — $ 479,257 $ (40,431,695) $ (38,264,707) $ 21,379,881 $ — $ (56,837,264)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 541,789 15,497,585 (57,739,694) — (41,700,320)
Forward foreign currency exchange contracts .... — — — 10,012,698 — — 10,012,698
Options purchased
(b)
.................... — — (142,462) — — — (142,462)
Options written ........................ — — 76,369 — — — 76,369
Swaps .............................. — 1,114,630 123,862 — — — 1,238,492
$ — $ 1,114,630 $ 599,558 $ 25,510,283 $ (57,739,694) $ — $ (30,515,223)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(continued)
July 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 647,060,605
Average notional value of contracts — short ................................................................................. 2,213,457,933
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 421,450,072
Average amounts sold — in USD ........................................................................................ 15,150,622
Options:
Average value of option contracts purchased ................................................................................ 145,765
Average value of option contracts written ................................................................................... 24,763
Credit default swaps:
Average notional value — buy protection ................................................................................... 9,878,577
Average notional value — sell protection ................................................................................... 11,177,988
Total return swaps:
Average notional value ............................................................................................... 1,142,121
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,143,111 $ 7,355,338
Forward foreign currency exchange contracts ................................................................. 241,686 1,975,350
Options
(a)
......................................................................................... 80,490 —
Swaps — Centrally cleared ............................................................................. 4,612 —
Swaps — OTC
(b)
.................................................................................... 548,425 483,773
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 3,018,324 $ 9,814,461
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,228,213) (7,355,338)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 790,111 $ 2,459,123
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 38,670 $ (38,670) $ — $ — $ —
Bank of New York ................................ 12,871 (12,871) — — —
Barclays Bank plc ................................ 1,872 — — (1,872) —
Citibank NA .................................... 130,850 (2,213) — — 128,637
Credit Suisse International .......................... 182,320 (106,247) — — 76,073
Goldman Sachs International ........................ 58,830 (201) — — 58,629
JPMorgan Chase Bank NA .......................... 192,300 (4,605) — — 187,695
Morgan Stanley & Co. International plc .................. 114,975 (114,975) — — —
Standard Chartered Bank ........................... 1,776 — — — 1,776
UBS AG ...................................... 1,804 (1,804) — — —
Westpac Banking Corp. ............................ 53,843 — — — 53,843
$ 790,111 $ (281,586) $ — $ (1,872) $ 506,653

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 75,236 $ (38,670) $ — $ — $ 36,566
Bank of New York ................................ 13,471 (12,871) — — 600
BNP Paribas SA ................................. 10,969 — — — 10,969
Citibank NA .................................... 2,213 (2,213) — — —
Credit Suisse International .......................... 106,247 (106,247) — — —
Goldman Sachs International ........................ 201 (201) — — —
HSBC Bank plc .................................. 792 — — — 792
JPMorgan Chase Bank NA .......................... 4,605 (4,605) — — —
Morgan Stanley & Co. International plc .................. 403,356 (114,975) — (288,381) —
UBS AG ...................................... 1,842,033 (1,804) — — 1,840,229
$ 2,459,123 $ (281,586) $ — $ (288,381) $ 1,889,156
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(continued)
July 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 1,300,585,115 $ 86,050,284 $ 1,386,635,399
Common Stocks:
Aerospace & Defense .................................... 1,647,814 9,109,207 — 10,757,021
Air Freight & Logistics .................................... 4,893,650 8,359,034 — 13,252,684
Airlines .............................................. 11,099,129 9,844,741 — 20,943,870
Auto Components ...................................... 2,605,071 5,778,122 — 8,383,193
Automobiles .......................................... 7,149,325 11,377,613 — 18,526,938
Banks ............................................... 95,261,501 146,812,724 — 242,074,225
Beverages ........................................... 9,107,609 35,118,628 — 44,226,237
Biotechnology ......................................... 35,892,292 1,699,527 — 37,591,819
Building Products ....................................... 3,123,431 17,655,299 — 20,778,730
Capital Markets ........................................ 45,874,060 99,682 — 45,973,742
Chemicals ............................................ 23,745,866 42,853,477 — 66,599,343
Commercial Services & Supplies ............................. 2,143,243 354,308 4,390 2,501,941
Communications Equipment ................................ 3,566,437 2,938,333 — 6,504,770
Construction & Engineering ................................ 195,076 10,902,009 — 11,097,085
Construction Materials .................................... 509,632 3,251,812 — 3,761,444
Consumer Finance ...................................... 36,980,653 18,325,469 — 55,306,122
Containers & Packaging .................................. 1,362,445 — — 1,362,445
Distributors ........................................... 5,909,612 — — 5,909,612
Diversified Consumer Services .............................. — 370,272 — 370,272
Diversified Financial Services ............................... 5,824,332 58,870 — 5,883,202
Diversified Telecommunication Services ........................ 39,674,883 73,180,620 — 112,855,503
Electric Utilities ........................................ 110,991,523 55,789,896 — 166,781,419
Electrical Equipment ..................................... 8,712,051 31,583,953 — 40,296,004
Electronic Equipment, Instruments & Components ................. 16,206,956 36,873,718 — 53,080,674
Energy Equipment & Services .............................. 8,313,180 — — 8,313,180
Entertainment ......................................... 15,660,995 19,188,703 — 34,849,698
Equity Real Estate Investment Trusts (REITs) .................... 547,556,577 151,464,934 — 699,021,511
Food & Staples Retailing .................................. 29,754,259 11,386,607 — 41,140,866
Food Products ......................................... 5,889,845 53,588,950 — 59,478,795
Gas Utilities ........................................... 3,551,841 49,278,571 — 52,830,412
Health Care Equipment & Supplies ........................... 40,379,657 15,274,683 — 55,654,340
Health Care Providers & Services ............................ 51,663,417 5,628,803 — 57,292,220
Health Care Technology .................................. 2,693,093 654,067 — 3,347,160
Hotels, Restaurants & Leisure .............................. 28,423,133 10,457,487 — 38,880,620
Household Durables ..................................... 2,276,666 25,341,319 — 27,617,985
Household Products ..................................... 5,549,931 22,188,692 — 27,738,623
Independent Power and Renewable Electricity Producers ............ 170,355 4,323,587 — 4,493,942
Industrial Conglomerates .................................. 5,490,132 498,439 — 5,988,571
Insurance ............................................ 56,067,692 94,408,960 — 150,476,652
Interactive Media & Services ............................... 53,775,687 51,533,085 — 105,308,772
Internet & Direct Marketing Retail ............................ 31,306,649 3,767,785 — 35,074,434
IT Services ........................................... 142,090,723 51,229,026 — 193,319,749
Leisure Products ....................................... 17,771,022 — — 17,771,022
Life Sciences Tools & Services .............................. 8,476,510 30,055,466 — 38,531,976
Machinery ............................................ 35,036,593 43,365,775 — 78,402,368
Marine .............................................. — 9,024,111 — 9,024,111
Media ............................................... 25,139,548 536,100 — 25,675,648
Metals & Mining ........................................ 7,154,016 33,436,700 — 40,590,716
Multiline Retail ......................................... 14,614,752 — — 14,614,752
Multi-Utilities .......................................... 80,799,120 12,263,595 — 93,062,715
Oil, Gas & Consumable Fuels ............................... 90,362,377 63,156,526 — 153,518,903
Paper & Forest Products .................................. 11,106,052 — — 11,106,052
Personal Products ...................................... 16,780,388 35,918,849 — 52,699,237

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2021
Level 1 Level 2 Level 3 Total
Pharmaceuticals ....................................... $ 70,606,370 $ 132,092,153 $ — $ 202,698,523
Professional Services .................................... 3,123,012 54,724,884 — 57,847,896
Real Estate Management & Development ....................... 8,585,063 129,462,287 — 138,047,350
Road & Rail ........................................... 30,325,869 7,766,949 — 38,092,818
Semiconductors & Semiconductor Equipment .................... 51,659,398 147,186,445 — 198,845,843
Software ............................................. 124,552,575 10,359,988 — 134,912,563
Specialty Retail ........................................ 15,679,723 25,961,373 — 41,641,096
Technology Hardware, Storage & Peripherals .................... 40,859,709 29,768,105 — 70,627,814
Textiles, Apparel & Luxury Goods ............................ 3,034,840 58,977,060 — 62,011,900
Thrifts & Mortgage Finance ................................ — 13,712,672 — 13,712,672
Tobacco ............................................. 21,962,035 13,759,523 — 35,721,558
Trading Companies & Distributors ............................ 2,117,554 34,334,223 — 36,451,777
Transportation Infrastructure ............................... 13,344,284 111,125,284 — 124,469,568
Water Utilities ......................................... 6,542,771 6,388,217 — 12,930,988
Wireless Telecommunication Services ......................... 4,453,912 21,520,902 63,005 26,037,819
Corporate Bonds:
Aerospace & Defense .................................... — 100,845,075 — 100,845,075
Air Freight & Logistics .................................... — 2,005,249 — 2,005,249
Airlines .............................................. — 80,612,425 — 80,612,425
Auto Components ...................................... — 85,810,341 — 85,810,341
Automobiles .......................................... — 34,773,467 — 34,773,467
Banks ............................................... — 740,519,621 — 740,519,621
Beverages ........................................... — 20,978,028 — 20,978,028
Biotechnology ......................................... — 16,046,652 — 16,046,652
Building Products ....................................... — 44,158,078 — 44,158,078
Capital Markets ........................................ — 231,901,360 — 231,901,360
Chemicals ............................................ — 87,241,928 — 87,241,928
Commercial Services & Supplies ............................. — 128,031,794 — 128,031,794
Communications Equipment ................................ — 38,753,560 — 38,753,560
Construction & Engineering ................................ — 38,550,929 — 38,550,929
Construction Materials .................................... — 5,620,769 — 5,620,769
Consumer Finance ...................................... — 173,592,540 — 173,592,540
Containers & Packaging .................................. — 90,485,679 — 90,485,679
Distributors ........................................... — 20,707,453 — 20,707,453
Diversified Consumer Services .............................. — 23,083,261 — 23,083,261
Diversified Financial Services ............................... — 63,455,415 — 63,455,415
Diversified Telecommunication Services ........................ — 279,479,010 — 279,479,010
Electric Utilities ........................................ — 108,199,298 — 108,199,298
Electrical Equipment ..................................... — 10,165,357 — 10,165,357
Electronic Equipment, Instruments & Components ................. — 11,356,599 — 11,356,599
Energy Equipment & Services .............................. — 29,522,946 — 29,522,946
Entertainment ......................................... — 38,802,314 — 38,802,314
Equity Real Estate Investment Trusts (REITs) .................... — 139,526,289 — 139,526,289
Food & Staples Retailing .................................. — 26,386,951 — 26,386,951
Food Products ......................................... — 91,483,148 — 91,483,148
Gas Utilities ........................................... — 11,524,400 — 11,524,400
Health Care Equipment & Supplies ........................... — 28,544,350 — 28,544,350
Health Care Providers & Services ............................ — 215,474,059 — 215,474,059
Health Care Technology .................................. — 7,246,080 — 7,246,080
Hotels, Restaurants & Leisure .............................. — 278,739,552 — 278,739,552
Household Durables ..................................... — 42,000,535 — 42,000,535
Household Products ..................................... — 8,818,418 — 8,818,418
Independent Power and Renewable Electricity Producers ............ — 25,671,023 — 25,671,023
Industrial Conglomerates .................................. — 4,014,730 — 4,014,730
Insurance ............................................ — 106,497,286 — 106,497,286
Interactive Media & Services ............................... — 8,875,394 — 8,875,394
Internet & Direct Marketing Retail ............................ — 27,047,329 — 27,047,329
IT Services ........................................... — 78,978,276 — 78,978,276
Leisure Products ....................................... — 7,579,379 — 7,579,379
Life Sciences Tools & Services .............................. — 7,425,791 — 7,425,791
Machinery ............................................ — 46,403,944 — 46,403,944
Marine .............................................. — 6,195,370 — 6,195,370
Media ............................................... — 259,176,254 — 259,176,254
Metals & Mining ........................................ — 141,592,675 — 141,592,675
Mortgage Real Estate Investment Trusts (REITs) .................. — 4,094,555 — 4,094,555
Multiline Retail ......................................... — 9,451,351 — 9,451,351

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(continued)
July 31, 2021
Level 1 Level 2 Level 3 Total
Multi-Utilities .......................................... $ — $ 8,100,548 $ — $ 8,100,548
Oil, Gas & Consumable Fuels ............................... — 566,695,213 — 566,695,213
Paper & Forest Products .................................. — 5,472,770 — 5,472,770
Personal Products ...................................... — 7,989,568 — 7,989,568
Pharmaceuticals ....................................... — 108,358,650 — 108,358,650
Professional Services .................................... — 22,255,867 — 22,255,867
Real Estate Management & Development ....................... — 487,230,769 — 487,230,769
Road & Rail ........................................... — 57,072,956 — 57,072,956
Semiconductors & Semiconductor Equipment .................... — 35,506,433 — 35,506,433
Software ............................................. — 122,017,233 — 122,017,233
Specialty Retail ........................................ — 93,976,436 — 93,976,436
Technology Hardware, Storage & Peripherals .................... — 21,221,354 — 21,221,354
Textiles, Apparel & Luxury Goods ............................ — 8,601,834 — 8,601,834
Thrifts & Mortgage Finance ................................ — 33,788,690 — 33,788,690
Tobacco ............................................. — 12,489,053 — 12,489,053
Trading Companies & Distributors ............................ — 43,788,239 — 43,788,239
Transportation Infrastructure ............................... — 8,478,967 — 8,478,967
Water Utilities ......................................... — 2,788,921 — 2,788,921
Wireless Telecommunication Services ......................... — 131,593,567 — 131,593,567
Equity-Linked Notes ...................................... — 2,176,261,365 — 2,176,261,365
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 37,826,750 — 37,826,750
Air Freight & Logistics .................................... — 509,521 — 509,521
Airlines .............................................. — 20,383,636 — 20,383,636
Auto Components ...................................... — 21,353,779 — 21,353,779
Automobiles .......................................... — 8,546,694 — 8,546,694
Building Products ....................................... — 17,926,260 — 17,926,260
Capital Markets ........................................ — 16,241,125 1,363,507 17,604,632
Chemicals ............................................ — 45,039,300 961,132 46,000,432
Commercial Services & Supplies ............................. — 40,752,398 2,359,420 43,111,818
Construction & Engineering ................................ — 19,452,995 — 19,452,995
Construction Materials .................................... — 5,445,720 846,635 6,292,355
Containers & Packaging .................................. — 31,942,379 1,369,362 33,311,741
Distributors ........................................... — 1,344,671 — 1,344,671
Diversified Consumer Services .............................. — 32,139,820 2,948,185 35,088,005
Diversified Financial Services ............................... — 102,011,842 109,373,363 211,385,205
Diversified Telecommunication Services ........................ — 39,632,378 — 39,632,378
Electric Utilities ........................................ — 3,064,715 — 3,064,715
Electrical Equipment ..................................... — 2,278,058 — 2,278,058
Entertainment ......................................... — 15,987,698 — 15,987,698
Food & Staples Retailing .................................. — 11,461,717 — 11,461,717
Food Products ......................................... — 31,067,189 — 31,067,189
Health Care Equipment & Supplies ........................... — 4,035,027 — 4,035,027
Health Care Providers & Services ............................ — 28,106,306 1,544,068 29,650,374
Health Care Technology .................................. — 16,104,328 — 16,104,328
Hotels, Restaurants & Leisure .............................. — 46,489,122 13,631,421 60,120,543
Household Durables ..................................... — 9,284,426 — 9,284,426
Household Products ..................................... — 2,329,456 — 2,329,456
Independent Power and Renewable Electricity Producers ............ — 1,560,730 — 1,560,730
Industrial Conglomerates .................................. — 7,738,551 — 7,738,551
Insurance ............................................ — 59,494,958 — 59,494,958
Interactive Media & Services ............................... — 21,395,262 — 21,395,262
Internet & Direct Marketing Retail ............................ — 5,663,576 433,722 6,097,298
IT Services ........................................... — 65,753,070 — 65,753,070
Life Sciences Tools & Services .............................. — 30,969,966 — 30,969,966
Machinery ............................................ — 38,543,509 409,940 38,953,449
Media ............................................... — 71,370,927 5,692,688 77,063,615
Metals & Mining ........................................ — 9,943,150 — 9,943,150
Oil, Gas & Consumable Fuels ............................... — 5,456,891 — 5,456,891
Personal Products ...................................... — 13,711,264 — 13,711,264
Pharmaceuticals ....................................... — 18,167,300 — 18,167,300
Professional Services .................................... — 19,381,706 — 19,381,706
Real Estate Management & Development ....................... — 63,598 — 63,598
Road & Rail ........................................... — 5,685,313 — 5,685,313
Software ............................................. — 163,958,694 — 163,958,694
Specialty Retail ........................................ — 21,875,297 1,295,658 23,170,955

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2021
Level 1 Level 2 Level 3 Total
Technology Hardware, Storage & Peripherals .................... $ — $ 615,127 $ — $ 615,127
Trading Companies & Distributors ............................ — 8,551,990 4,573,582 13,125,572
Transportation Infrastructure ............................... — 3,601,714 426,789 4,028,503
Wireless Telecommunication Services ......................... — 12,751,699 — 12,751,699
Foreign Agency Obligations ................................. — 74,248,794 — 74,248,794
Foreign Government Obligations .............................. — 308,121,012 — 308,121,012
Investment Companies .................................... 808,938,851 — — 808,938,851
Non-Agency Mortgage-Backed Securities ........................ — 814,274,482 50,295,397 864,569,879
Preferred Securities:
Banks ............................................... — 176,391,832 — 176,391,832
Capital Markets ........................................ — 108,822,516 — 108,822,516
Commercial Services & Supplies ............................. — 13,898,310 — 13,898,310
Consumer Finance ...................................... 8,316,400 81,713,448 — 90,029,848
Diversified Financial Services ............................... — 18,118,163 — 18,118,163
Electric Utilities ........................................ — 36,523,156 — 36,523,156
Equity Real Estate Investment Trusts (REITs) .................... 5,150,000 — — 5,150,000
Health Care Equipment & Supplies ........................... — 130,661 — 130,661
Insurance ............................................ 20,359,500 27,359,437 — 47,718,937
Oil, Gas & Consumable Fuels ............................... 21,075,875 42,734,194 — 63,810,069
Technology Hardware, Storage & Peripherals .................... — 57,201,587 — 57,201,587
U.S. Government Sponsored Agency Securities .................... — 10,434,784 — 10,434,784
Warrants .............................................. 8,085 286 — 8,371
Short-Term Securities ....................................... 1,361,801,474 — — 1,361,801,474
Options Purchased:
Equity contracts .......................................... 80,490 — — 80,490
Liabilities:
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (6,785) (6,785)
$ 4,432,908,591 $ 14,426,152,298 $ 283,635,763 $ 19,142,696,652
Investments valued at NAV
(b)
...................................... 379,899,919
$ —
$ 19,522,596,571
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 217,101 $ — $ 217,101
Equity contracts ........................................... — 123,860 — 123,860
Foreign currency exchange contracts ............................ 7,072,420 241,686 — 7,314,106
Interest rate contracts ....................................... 797 — — 797
Liabilities:
Credit contracts ........................................... — (47,557) — (47,557)
Equity contracts ........................................... (750,468) — — (750,468)
Foreign currency exchange contracts ............................ — (1,975,350) — (1,975,350)
Interest rate contracts ....................................... (42,799,879) — — (42,799,879)
$ (36,477,130) $ (1,440,260) $ — $ (37,917,390)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(continued)
July 31, 2021
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments:
Assets/Liabilities:
Opening balance, as of July 31, 2020 ..................... $ 21,054,655 $ 257,064 $ — $ 104,876,990 $ 25,158,253 $ 1,575,000 $ (102,437) $ 152,819,525
Transfers into level 3 ............................... 1,005,394 — 53,461 49,369,805 — — — 50,428,660
Transfers out of level 3 .............................. — — — (3,691,871) (5,956,400) — — (9,648,271)
Accrued discounts/premiums ........................... 23,891 — — 75,544 28,057 — — 127,492
Net realized gain (loss) .............................. 306,083 — — (78,555) — (239,154) — (11,626)
Net change in unrealized appreciation (depreciation)
(a) (b)
......... (240,899) (189,669) (53,461) (3,746,974) 1,833,487 164,154 95,652 (2,137,710)
Purchases ....................................... 77,476,513 — — 45,500,475 29,232,000 — — 152,208,988
Sales .......................................... (13,575,353) — — (45,075,942) — (1,500,000) — (60,151,295)
Closing balance, as of July 31, 2021 ......................
$ 86,050,284 $ 67,395 $ — $ 147,229,472 $ 50,295,397 $ — $ (6,785) $ 283,635,763
Net change in unrealized appreciation (depreciation) on investments still held a t July 31, 2021
(b)
..........................
$ (112,196) $ (189,669) $ (53,461) $ (4,750,564) $ 1,833,487 $ — $ 95,652 $ (3,176,751)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

Statements of Assets and Liabilities
July 31, 2021

Financial Statements
BlackRock
Dynamic
High Income
Portfolio
BlackRock
Multi-Asset
Income
Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 1,282,665,216 $ 16,974,304,723
Investments, at value — affiliated
(c)
.......................................................................... 371,230,795 2,548,298,633
Cash   .............................................................................................. 259,974 137,555
Cash pledged:
Collateral — OTC derivatives ............................................................................. — 880,000
Futures contracts ..................................................................................... 19,162,742 61,476,935
Centrally cleared swaps ................................................................................. — 140,000
Foreign currency, at value
(d)
............................................................................... 8,421,411 58,217,317
Receivables: – –
Investments sold ..................................................................................... 36,423,161 267,695,241
Securities lending income — affiliated ....................................................................... 60,857 406,151
Capital shares sold .................................................................................... 1,882,407 26,933,748
Dividends — affiliated .................................................................................. 133,710 2,767
Dividends — unaffiliated ................................................................................ 296,710 9,902,590
Interest — unaffiliated .................................................................................. 7,982,694 102,356,427
From the Manager .................................................................................... 43,256 263,628
Variation margin on futures contracts ........................................................................ 269,976 2,143,111
Variation margin on centrally cleared swaps ................................................................... — 4,612
Swap premiums paid .................................................................................... — 207,464
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 12,125 241,686
OTC swaps ......................................................................................... 40,271 340,961
Prepaid expenses ...................................................................................... 17,104 101,221
Total assets ..........................................................................................
1,728,902,409 20,054,054,770
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................. — 780,000
Collateral on securities loaned, at value ........................................................................ 53,033,623 379,874,116
Payables: – –
Investments purchased ................................................................................. 155,733,116 1,327,197,966
Swaps   ........................................................................................... 66,511 400,099
Accounting services fees ................................................................................ 207,522 680,408
Administration fees .................................................................................... 50,936 508,419
Capital shares redeemed ................................................................................ 3,871,156 39,015,601
Custodian fees ....................................................................................... 75,208 521,081
Deferred foreign capital gain tax ........................................................................... 110,208 2,328,528
Income dividend distributions ............................................................................. 838,026 8,010,508
Investment advisory fees ................................................................................ 603,296 7,140,170
Trustees' and Officer's fees .............................................................................. 2,606 71,021
Other affiliate fees .................................................................................... — 23,582
Printing and postage fees ............................................................................... 78,226 60,002
Professional fees ..................................................................................... 169,248 385,563
Registration fees ..................................................................................... — 783,488
Service and distribution fees .............................................................................. 76,883 2,412,759
Transfer agent fees ................................................................................... 222,375 3,105,712
Other accrued expenses ................................................................................ 14,551 86,611
Variation margin on futures contracts ........................................................................ 1,884,359 7,355,338
Swap premiums received ................................................................................. 75,700 461,553
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 10,161 1,975,350
OTC swaps ......................................................................................... — 22,220
Unfunded floating rate loan interests ........................................................................ — 6,785
Total liabilities .........................................................................................
217,123,711 1,783,206,880
NET ASSETS .........................................................................................
$ 1,511,778,698 $ 18,270,847,890

Statements of Assets and Liabilities
(continued)
July 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Dynamic
High Income
Portfolio
BlackRock
Multi-Asset
Income
Portfolio
NET ASSETS CONSIST OF
Paid-in capital ......................................................................................... $ 1,438,036,710 $ 17,690,615,496
Accumulated earnings ................................................................................... 73,741,988 580,232,394
NET ASSETS .........................................................................................
$ 1,511,778,698 $ 18,270,847,890
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 1,223,622,008 $ 15,889,310,863
(b)
  Securities loaned, at value ............................................................................... $ 51,896,273 $ 371,268,564
(c)
  Investments, at cost — affiliated ........................................................................... $ 367,359,927 $ 2,487,422,672
(d)
  Foreign currency, at cost ................................................................................ $ 8,368,204 $ 57,882,045

Statements of Assets and Liabilities
(continued)
July 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Dynamic
High Income
Portfolio
BlackRock
Multi-Asset
Income
Portfolio
NET ASSET VALUE
Institutional
Net assets .......................................................................................
$ 1,026,159,067 $ 10,280,019,037
Shares outstanding ................................................................................
100,290,467 890,798,327
Net asset value ...................................................................................
$ 10.23 $ 11.54
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Investor A
Net assets .......................................................................................
$ 175,444,165 $ 5,383,459,610
Shares outstanding ................................................................................
17,140,747 467,024,151
Net asset value ...................................................................................
$ 10.24 $ 11.53
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Investor C
Net assets .......................................................................................
$ 46,241,652 $ 1,498,141,780
Shares outstanding ................................................................................
4,523,408 130,125,877
Net asset value ...................................................................................
$ 10.22 $ 11.51
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Class K
Net assets .......................................................................................
$ 263,933,814 $ 1,109,227,463
Shares outstanding ................................................................................
25,781,969 96,163,323
Net asset value ...................................................................................
$ 10.24 $ 11.53
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1

Statements of Operations

Year Ended July 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Dynamic
High Income
Portfolio
BlackRock
Multi-Asset
Income
Portfolio
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 3,010,633 $ 15,635,075
Dividends — unaffiliated ................................................................................ 7,950,274 122,382,017
Interest — unaffiliated .................................................................................. 65,416,152 716,119,982
Securities lending income — affiliated — net .................................................................. 295,569 1,211,120
Foreign taxes withheld ................................................................................. (468,306) (5,760,318)
Total investment income ..................................................................................
76,204,322 849,587,876
EXPENSES
Investment advisory ................................................................................... 7,800,054 88,324,049
Transfer agent — class specific ........................................................................... 930,853 11,118,693
Service and distribution — class specific ..................................................................... 831,345 28,616,008
Administration ...................................................................................... 533,042 5,706,898
Accounting services ................................................................................... 295,712 446,569
Administration — class specific ........................................................................... 264,269 3,462,726
Custodian .......................................................................................... 171,884 579,224
Professional ........................................................................................ 146,368 276,740
Registration ........................................................................................ 116,959 413,101
Trustees and Officer ................................................................................... 11,047 114,370
Miscellaneous ....................................................................................... 215,447 279,901
Total expenses ........................................................................................
11,316,980 139,338,279
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (1,358,886) (9,519,699)
Transfer agent fees waived and/or reimbursed — class specific ...................................................... (378,685) (3,009,686)
Administration fees waived — class specific ................................................................... (264,070) (3,454,377)
Total expenses after fees waived and/or reimbursed ...............................................................
9,315,339 123,354,517
Net investment income ...................................................................................
66,888,983 726,233,359
REALIZED AND UNREALIZED GAIN (LOSS) $ 159,902,977 $ 1,411,887,759
Net realized gain (loss) from:
Investments — affiliated .............................................................................. 2,777,80 4 22,300,61 2
Investments — unaffiliated
(a)
........................................................................... 56,423,05 6 769,113,8 19
Capital gain distributions from underlying funds — affiliated ....................................................... 13,093 —
Forward foreign currency exchange contracts ................................................................ 34,052 (16,988,751)
Foreign currency transactions .......................................................................... 719,103 7,875,607
Futures contracts ................................................................................... 46,241,455 (39,799,610)
Options written .................................................................................... 246,486 2,776,989
Payment by affiliate ................................................................................. 1,602 10,266
Swaps   ......................................................................................... 72,058 (137,554)
106,528,709 745,151,378
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. 1,153,522 48,716,160
Investments — unaffiliated
(b)
........................................................................... 56,493,257 650,772,812
Forward foreign currency exchange contracts ................................................................ 9,629 10,012,698
Foreign currency translations ........................................................................... (604,154) (2,526,927)
Futures contracts ................................................................................... (3,753,849) (41,700,320)
Options written .................................................................................... — 76,369
Swaps   ......................................................................................... 74,787 1,238,492
Unfunded floating rate loan interests ...................................................................... 1,077 147,097
53,374,269 666,736,381
Net realized and unrealized gain ............................................................................
159,902,978 1,411,887,759
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 226,791,961 $ 2,138,121,118
(a)
  Net of foreign capital gain tax of ........................................................................... $ — $ (562,935)
(b)
  Net of reduction/increase in deferred foreign capital gain tax of ......................................................
$ (110,208) $ (1,489,906)

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Dynamic High Income Portfolio BlackRock Multi-Asset Income Portfolio
Year Ended July 31, Year Ended July 31,
2021 2020 2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 66,888,983 $ 65,925,950 $ 726,233,359 $ 783,514,032
Net realized gain (loss) .................................................... 106,528,709 (97,214,533) 745,151,378 (478,369,178)
Net change in unrealized appreciation (depreciation) ................................ 53,374,269 1,024,737 666,736,381 (23,853,630)
Net increase (decrease) in net assets resulting from operations ...........................
226,791,961 (30,263,846) 2,138,121,118 281,291,224
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
  Institutional ........................................................... (46,021,544) (48,491,364) (415,507,129) (440,682,863)
  Investor A ............................................................ (7,767,156) (6,161,065) (197,894,932) (188,125,567)
  Investor C ............................................................ (1,775,088) (1,701,651) (53,454,535) (78,965,408)
  Class K .............................................................. (11,072,850) (383,937) (44,778,901) (38,745,120)
Return of capital: – – – –
  Institutional ........................................................... — (6,714,276) — (10,474,751)
  Investor A ............................................................ — (853,082) — (4,471,625)
  Investor C ............................................................ — (235,616) — (1,876,958)
  Class K .............................................................. — (53,161) — (920,947)
Decrease in net assets resulting from distributions to shareholders .........................
(66,636,638) (64,594,152) (711,635,497) (764,263,239)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
167,282,435 249,918,292 335,719,048 365,647,803
NET ASSETS
Total increase (decrease) in net assets ........................................... 327,437,758 155,060,294 1,762,204,669 (117,324,212)
Beginning of year ..........................................................
1,184,340,940 1,029,280,646 16,508,643,221 16,625,967,433
End of year ..............................................................
$ 1,511,778,698 $ 1,184,340,940 $ 18,270,847,890 $ 16,508,643,221
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Institutional
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.03 $ 9.65 $ 9.77 $ 9.83 $ 9.31
Net investment income
(a)
.....................................
0.50 0.53 0.59 0.63 0.56
Net realized and unrealized gain (loss) ...........................
1.20 (0.63) (0.11) (0.04) 0.54
Net increase (decrease) from investment operations ....................
1.70 (0.10) 0.48 0.59 1.10
Distributions
(b)
– – – – –
From net investment income ..................................
(0.50) (0.46) (0.55) (0.63) (0.58)
From net realized gain .......................................
— — — (0.02) —
Return of capital ...........................................
— (0.06) (0.05) — —
Total distributions ...........................................
(0.50) (0.52) (0.60) (0.65) (0.58)
Net asset value, end of year ...................................
$ 10.23 $ 9.03 $ 9.65 $ 9.77 $ 9.83
Total Return
(c)
19.22% (0.93)% 5.23% 6.26% —
Based on net asset value ......................................
19.22%
(d)
(0.93)% 5.23%
(d)
6.26% 12.39%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.81% 0.80% 0.80% 0.90% 1.24%
(f)
Total expenses after fees waived and/or reimbursed ....................
0.65% 0.65% 0.65% 0.66% 0.79%
Net investment income .......................................
5.12% 5.79% 6.21% 6.45% 5.84%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,026,159 $ 828,901 $ 898,605 $ 498,892 $ 294,539
Portfolio turnover rate
(g)
.......................................
77% 94% 69% 75% 93%
Year Ended July 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.03% 0.06% 0.12% 0.12% 0.09%
Year Ended July 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) .................... 180% 215% 180% 236% 227%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Investor A
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.03 $ 9.66 $ 9.77 $ 9.83 $ 9.31
Net investment income
(a)
.....................................
0.47 0.51 0.56 0.61 0.53
Net realized and unrealized gain (loss) ...........................
1.21 (0.64) (0.10) (0.04) 0.55
Net increase (decrease) from investment operations ....................
1.68 (0.13) 0.46 0.57 1.08
Distributions
(b)
– – – – –
From net investment income ..................................
(0.47) (0.44) (0.52) (0.61) (0.56)
From net realized gain .......................................
— — — (0.02) —
Return of capital ...........................................
— (0.06) (0.05) — —
Total distributions ...........................................
(0.47) (0.50) (0.57) (0.63) (0.56)
Net asset value, end of year ...................................
$ 10.24 $ 9.03 $ 9.66 $ 9.77 $ 9.83
Total Return
(c)
19.04% (1.28)% 5.08% 5.99% —
Based on net asset value ......................................
19.04%
(d)
(1.28)% 5.08%
(d)
5.99% 11.99%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.04% 1.04% 1.05% 1.16% 1.47%
(f)
Total expenses after fees waived and/or reimbursed ....................
0.90% 0.90% 0.90% 0.92% 1.05%
Net investment income .......................................
4.87% 5.56% 5.94% 6.15% 5.65%
Supplemental Data
Net assets, end of year (000) ....................................
$ 175,444 $ 147,034 $ 91,064 $ 59,628 $ 38,770
Portfolio turnover rate
(g)
.......................................
77% 94% 69% 75% 93%
Year Ended July 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.03% 0.06% 0.12% 0.12% 0.09%
Year Ended July 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) .................... 180% 215% 180% 236% 227%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Investor C
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.02 $ 9.64 $ 9.76 $ 9.82 $ 9.30
Net investment income
(a)
.....................................
0.40 0.44 0.49 0.53 0.46
Net realized and unrealized gain (loss) ...........................
1.20 (0.63) (0.11) (0.03) 0.55
Net increase (decrease) from investment operations ....................
1.60 (0.19) 0.38 0.50 1.01
Distributions
(b)
– – – – –
From net investment income ..................................
(0.40) (0.37) (0.45) (0.54) (0.49)
From net realized gain .......................................
— — — (0.02) —
R eturn of capital ...........................................
— (0.06) (0.05) — —
Total distributions ...........................................
(0.40) (0.43) (0.50) (0.56) (0.49)
Net asset value, end of year ...................................
$ 10.22 $ 9.02 $ 9.64 $ 9.76 $ 9.82
Total Return
(c)
18.06% (1.91)% 4.19% 5.21% —
Based on net asset value ......................................
18.06%
(d)
(1.91)% 4.19%
(d)
5.21% 11.16%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.80% 1.80% 1.80% 1.90% 2.25%
(f)
Total expenses after fees waived and/or reimbursed ....................
1.65% 1.65% 1.65% 1.66% 1.80%
Net investment income .......................................
4.13% 4.79% 5.25% 5.42% 4.88%
Supplemental Data
Net assets, end of year (000) ....................................
$ 46,242 $ 41,749 $ 36,992 $ 30,038 $ 24,638
Portfolio turnover rate
(g)
.......................................
77% 94% 69% 75% 93%
Year Ended July 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.03% 0.06% 0.12% 0.12% 0.09%
Year Ended July 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) .................... 180% 215% 180% 236% 227%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Class K
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.04 $ 9.66 $ 9.78 $ 9.83 $ 9.31
Net investment income
(a)
.....................................
0.50 0.46 0.59 0.66 0.56
Net realized and unrealized gain (loss) ...........................
1.20 (0.55) (0.11) (0.05) 0.55
Net increase (decrease) from investment operations ....................
1.70 (0.09) 0.48 0.61 1.11
Distributions
(b)
– – – – –
From net investment income ..................................
(0.50) (0.47) (0.55) (0.64) (0.59)
From net realized gain .......................................
— — — (0.02) —
R eturn of capital ...........................................
— (0.06) (0.05) — —
Total distributions ...........................................
(0.50) (0.53) (0.60) (0.66) (0.59)
Net asset value, end of year ...................................
$ 10.24 $ 9.04 $ 9.66 $ 9.78 $ 9.83
Total Return
(c)
19.27% (0.87)% 5.28% 6.42% —
Based on net asset value ......................................
19.27%
(d)
(0.87)% 5.28%
(d)
6.42% 12.32%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.72% 0.82% 0.75% 0.85% 1.21%
(f)
Total expenses after fees waived and/or reimbursed ....................
0.60% 0.60% 0.59% 0.61% 0.74%
Net investment income .......................................
5.14% 5.05% 6.29% 6.78% 5.93%
Supplemental Data
Net assets, end of year (000) ....................................
$ 263,934 $ 166,657 $ 2,619 $ 2,188 $ 278
Portfolio turnover rate
(g)
.......................................
77% 94% 69% 75% 93%
Year Ended July 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.03% 0.06% 0.12% 0.12% 0.09%
Year Ended July 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) .................... 180% 215% 180% 236% 227%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Institutional
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.62 $ 10.85 $ 10.79 $ 11.06 $ 10.76
Net investment income
(a)
.....................................
0.49 0.52 0.56 0.55 0.50
Net realized and unrealized gain (loss) ...........................
0.91 (0.24) 0.05 (0.25) 0.33
Net increase from investment operations ............................
1.40 0.28 0.61 0.30 0.83
Distributions
(b)
– – – – –
From net investment income ..................................
(0.48) (0.50) (0.54) (0.57) (0.53)
R eturn of capital ...........................................
— (0.01) (0.01) — —
Total distributions ...........................................
(0.48) (0.51) (0.55) (0.57) (0.53)
Net asset value, end of year ...................................
$ 11.54 $ 10.62 $ 10.85 $ 10.79 $ 11.06
Total Return
(c)
13.40% 2.66% 5.92% 2.75% —
Based on net asset value ......................................
13.40%
(d)
2.66% 5.92%
(d)
2.75%
(d)
7.90%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.65% 0.68% 0.66% 0.67% 0.68%
Total expenses after fees waived and/or reimbursed ....................
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income .......................................
4.36% 4.88% 5.24% 5.04% 4.66%
Supplemental Data
Net assets, end of year (000) ....................................
$ 10,280,019 $ 9,311,984 $ 9,432,829 $ 9,354,503 $ 8,491,880
Portfolio turnover rate
(f)
.......................................
74% 86% 67% 61% 75%
Year Ended July 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.02% 0.04% 0.03% 0.02%
Year Ended July 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) .................... 135% 148% 127% 140% 144%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Investor A
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.61 $ 10.84 $ 10.78 $ 11.04 $ 10.75
Net investment income
(a)
.....................................
0.46 0.49 0.53 0.52 0.47
Net realized and unrealized gain (loss) ...........................
0.91 (0.24) 0.06 (0.24) 0.32
Net increase from investment operations ............................
1.37 0.25 0.59 0.28 0.79
Distributions
(b)
– – – – –
From net investment income ..................................
(0.45) (0.47) (0.52) (0.54) (0.50)
R eturn of capital ...........................................
— (0.01) (0.01) — —
Total distributions ...........................................
(0.45) (0.48) (0.53) (0.54) (0.50)
Net asset value, end of year ...................................
$ 11.53 $ 10.61 $ 10.84 $ 10.78 $ 11.04
Total Return
(c)
13.13% 2.41% 5.65% 2.59% —
Based on net asset value ......................................
13.13%
(d)
2.41% 5.65%
(d)
2.59%
(d)
7.54%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.88% 0.90% 0.90% 0.91% 0.92%
Total expenses after fees waived and/or reimbursed ....................
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income .......................................
4.10% 4.64% 4.95% 4.79% 4.39%
Supplemental Data
Net assets, end of year (000) ....................................
$ 5,383,460 $ 4,521,699 $ 4,109,096 $ 4,064,777 $ 4,110,878
Portfolio turnover rate
(f)
.......................................
74% 86% 67% 61% 75%
Year Ended July 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.02% 0.04% 0.03% 0.02%
Year Ended July 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) .................... 135% 148% 127% 140% 144%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Investor C
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.59 $ 10.82 $ 10.77 $ 11.03 $ 10.73
Net investment income
(a)
.....................................
0.37 0.41 0.45 0.44 0.39
Net realized and unrealized gain (loss) ...........................
0.91 (0.24) 0.05 (0.24) 0.33
Net increase from investment operations ............................
1.28 0.17 0.50 0.20 0.72
Distributions
(b)
– – – – –
From net investment income ..................................
(0.36) (0.39) (0.44) (0.46) (0.42)
R eturn of capital ...........................................
— (0.01) (0.01) — —
Total distributions ...........................................
(0.36) (0.40) (0.45) (0.46) (0.42)
Net asset value, end of year ...................................
$ 11.51 $ 10.59 $ 10.82 $ 10.77 $ 11.03
Total Return
(c)
12.30% 1.64% 4.77% 1.83% —
Based on net asset value ......................................
12.30%
(d)
1.64% 4.77%
(d)
1.83%
(d)
6.85%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.65% 1.68% 1.67% 1.67% 1.68%
Total expenses after fees waived and/or reimbursed ....................
1.55% 1.55% 1.55% 1.55% 1.55%
Net investment income .......................................
3.36% 3.88% 4.24% 4.03% 3.65%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,498,142 $ 1,757,991 $ 2,323,407 $ 2,651,775 $ 3,006,721
Portfolio turnover rate
(f)
.......................................
74% 86% 67% 61% 75%
Year Ended July 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.02% 0.04% 0.03% 0.02%
Year Ended July 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) .................... 135% 148% 127% 140% 144%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Aggregate total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(j)
Portfolio turnover rate is representative of the Fund for the entire year.
BlackRock Multi-Asset Income Portfolio
Class K
Year Ended July 31, Period from
02/03/17
(a)
to 07/31/17 2021 2020 2019 2018
Net asset value, beginning of period .............................
$ 10.61 $ 10.84 $ 10.79 $ 11.05 $ 10.80
Net investment income
(b)
.....................................
0.49 0.52 0.56 0.58 0.25
Net realized and unrealized gain (loss) ...........................
0.91 (0.24) 0.05 (0.27) 0.25
Net increase from investment operations ............................
1.40 0.28 0.61 0.31 0.50
Distributions
(c)
– – – – –
From net investment income ..................................
(0.48) (0.50) (0.55) (0.57) (0.25)
R eturn of capital ...........................................
— (0.01) (0.01) — —
Total distributions ...........................................
(0.48) (0.51) (0.56) (0.57) (0.25)
Net asset value, end of period ..................................
$ 11.53 $ 10.61 $ 10.84 $ 10.79 $ 11.05
Total Return
(d)
13.47% 2.71% 5.87% 2.90% —
Based on net asset value ......................................
13.47%
(e)
2.71% 5.87%
(e)
2.90%
(e)
4.66%
(f)
Ratios to Average Net Assets
(g)
Total expenses .............................................
0.58% 0.60% 0.60% 0.60% 0.60%
(h)
Total expenses after fees waived and/or reimbursed ....................
0.50% 0.50% 0.50% 0.50% 0.50%
(h)
Net investment income .......................................
4.41% 4.93% 5.28% 5.37% 4.65%
(h)
Supplemental Data
Net assets, end of period (000) ..................................
$ 1,109,227 $ 916,969 $ 760,635 $ 522,448 $ 35,919
Portfolio turnover rate
(i)
........................................
74% 86% 67% 61% 75%
(j)
Year Ended July 31, Period from
02/03/17
(a)
to 07/31/17 2021 2020 2019 2018
Investments in underlying funds .................................. 0.01% 0.02% 0.04% 0.03% 0.02%
Year Ended July 31, Period from
02/03/17
(a)
to 07/31/17 2021 2020 2019 2018
Portfolio turnover rate (including equity-linked notes) .................... 135% 148% 127% 140% 144%
See notes to financial statements.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the
Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a contingent deferred sales charge ("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Multi-Asset Income does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of
Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.
Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Dynamic High Income Portfolio ........................................ Dynamic High Income Diversified
BlackRock Multi-Asset Income Portfolio .......................................... Multi-Asset Income Diversified
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2021 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by each Fund are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund's net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of July 31, 2021, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or the Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the
Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of the
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, Multi-Asset Income had the following unfunded floating rate loan interests:
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Multi-Asset Income Houston Center, Term Loan .......................... $ 6,869,018 $ 6,869,018 $ 6,862,836 $ (6,182)
Multi-Asset Income Park Avenue Tower, Term Loan ....................... 1,004,357 1,004,357 1,003,754 (603)
Multi-Asset Income Sheraton Austin, Term Loan .......................... 2,908,763 2,908,763 2,908,763 –

Notes to Financial Statements
(continued)

Notes to Financial Statements
collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Dynamic High Income
Barclays Capital, Inc. .......................... $ 74,752 $ (74,752) $ — $ —
Citigroup Global Markets, Inc. .................... 51,702,888 (51,702,888) — —
Credit Suisse Securities (USA) LLC ................ 118,633 (118,633) — —
$ 51,896,273 $ (51,896,273) $ — $ —
Multi-Asset Income
Barclays Capital, Inc. .......................... 54,465,104 (54,465,104) — —
BNP Paribas Securities Corp. .................... 63,679,081 (63,679,081) — —
BofA Securities, Inc. ........................... 968,949 (968,949) — —
Credit Suisse Securities (USA) LLC ................ 12,510,403 (12,510,403) — —
Goldman Sachs & Co. ......................... 239,421,887 (239,421,887) — —
Jefferies LLC ............................... 223,140 (223,140) — —
$ 371,268,564 $ (371,268,564) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration,

Notes to Financial Statements
(continued)

Notes to Financial Statements
repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

For such services, Dynamic High Income pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Dynamic High
Income’s net assets:
For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that are attributable to Multi-Asset Income's direct investments in fixed-income and equity securities and instruments, including exchange-traded funds ("ETFs") advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited
(“BRS”) and BlackRock Asset Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL, BRS and BAMNA for services they provide for that portion of each Fund for which BIL, BRS and BAMNA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.60%
$1 Billion - $3 Billion ..................................................................................................... 0.56
$3 Billion - $5 Billion ..................................................................................................... 0.54
$5 Billion - $10 Billion .................................................................................................... 0.52
Greater than $10 Billion .................................................................................................. 0.51
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.600%
$1 Billion - $2 Billion ..................................................................................................... 0.550
$2 Billion - $3 Billion .................................................................................................... 0.525
Greater than $3 Billion ................................................................................................... 0.500
Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Dynamic High Income .............................................................................. $ 400,049 $ 431,296 $ 831,345
Multi-Asset Income ............................................................................... 12,302,634 16,313,374 28,616,008
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 180,383 $ 32,016 $ 8,629 $ 43,241 $ 264,269
Multi-Asset Income .............................................................. 1,944,453 984,560 326,405 207,308 3,462,726

Notes to Financial Statements
(continued)

Notes to Financial Statements
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2021, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended July 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  July 31, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund's Investor A
Shares as follows:
For the year ended July 31, 2021, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended July 31, 2021, the amounts waived were as follows:
With respect to Dynamic High Income, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated ETFs that have a contractual management fee through November 30, 2021. With respect to Multi-Asset Income, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income ETFs that have a contractual management fee through November 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent
Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the
Statements of Operations. For the year ended July 31, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name Institutional Investor A Total
Multi-Asset Income ................................................................................ $ 27,401 $ 2,380 $ 29,781
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ........................................................ $ 2,081 $ 1,124 $ 445 $ 18 $ 3,668
Multi-Asset Income ......................................................... 21,295 24,603 11,814 2,100 59,812
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 796,439 $ 100,449 $ 32,660 $ 1,305 $ 930,853
Multi-Asset Income .............................................................. 7,193,754 2,653,417 1,219,290 52,232 11,118,693
Dynamic High Income ...................................................................................................... $ 10,130
Multi-Asset Income ....................................................................................................... 208,161
Fund Name Investor A Investor C
Dynamic High Income ........................................................................................... $ 20,039 $ 2,777
Multi-Asset Income ............................................................................................ 340,800 91,971
Dynamic High Income .......................................................................................................... $ 29,058
Multi-Asset Income ........................................................................................................... 347,788
Dynamic High Income .......................................................................................................... $ 377,908
Multi-Asset Income ........................................................................................................... 2,509,184

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through November 30, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended July 31, 2021, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended July 31, 2021, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during Dynamic High Income’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and
(b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) Dynamic High Income, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as Dynamic High Income’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective November 3, 2021, the repayment arrangement between Dynamic High Income and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Dynamic High Income's contractual caps on net expenses will be terminated.
As of July 31, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Fund Name Institutional Investor A Investor C Class K
Dynamic High Income ................................................................... 0.65% 0.90% 1.65% 0.60%
Multi-Asset Income .................................................................... 0.55 0.80 1.55 0.50
Dynamic High Income ........................................................................................................ $ 951,920
Multi-Asset Income ......................................................................................................... 6,662,727
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
Dynamic High Income
Institutional .................................................................................... $ 180,343 $ 346,133
Investor A ..................................................................................... 32,009 20,0 5 5
Investor C ..................................................................................... 8,627 11,19 6
Class K ...................................................................................... 43,091 1,301
$ 264,070 $ 378,685
Multi-Asset Income
Institutional .................................................................................... 1,944,160 2,363,44 1
Investor A ..................................................................................... 977,382 191,41 1
Investor C ..................................................................................... 326,361 403,028
Class K ...................................................................................... 206,474 51,806
$ 3,454,377 $ 3,009,68 6
Expiring
Fund Name/Fund Level/Share Class November 3, 2021
Dynamic High Income
Fund Level ......................................................................................................... $ 1,499,016
Institutional ......................................................................................................... 980,820
Investor A .......................................................................................................... 95,209
Investor C .......................................................................................................... 37,373
Class K ........................................................................................................... 46,398

Notes to Financial Statements
(continued)

Notes to Financial Statements
The following fund level and class specific waivers and/or reimbursements previously recorded by Dynamic High Income, which were subject to recoupment by the Manager, expired on July 31, 2021:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
July 31, 2021, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Dynamic High Income is currently permitted to borrow and lend, and Multi-Asset Income is currently permitted to borrow under the Interfund Lending
Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended July 31, 2021, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: During the  year ended July 31, 2021 , Dynamic High Income and Multi-Asset Income received a reimbursement of $ 1,602 and $10,266, respectively, from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
Fund Level ............................................................................................................... $ 29,232
Institutional ............................................................................................................... 129,791
Investor A ................................................................................................................ 15,301
Investor C ................................................................................................................ 5,670
Class K ................................................................................................................. 389
Dynamic High Income ...................................................................................................... $ 66,329
Multi-Asset Income ....................................................................................................... 273,833

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule
17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended July 31, 2021, purchases and sales of investments, excluding short-term investments and equity-linked notes, were as follows:
RULE ABOVE
For the year ended July 31, 2021, purchases and sales related to equity-linked notes were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
Fund Name Purchases  Sales
Net Realized
Gain
Dynamic High Income ................................................................ $ 1,189,561 $ 24,117 $ 2,477
Multi-Asset Income ................................................................. 16,932,072 60,468,431 1,830,489
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Dynamic High Income ................................................... $ — $ — $ 869,662,575 $ 748,755,220
Multi-Asset Income .................................................... 8,899,459 11,298,524 11,134,513,248 10,721,653,257
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 1,600,832,484 $ 1,513,009,735
Multi-Asset Income .................................................................................... 11,989,135,472 11,689,865,353
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Dynamic High Income ......................................................................................... $ (7,169) $ 7,169
Multi-Asset Income .......................................................................................... (17,013) 17,013
Periods Dynamic High Income Multi-Asset Income
Ordinary income ........................................................... 07/31/21 $ 66,636,638 $ 711,635,497
07/31/20 56,738,017 746,518,958
Return of capital ........................................................... 07/31/21 — —
07/31/20 7,856,135 17,744,281
Total ................................................................... 07/31/21 66,636,638 711,635,497
07/31/20 64,594,152 764,263,239

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of period end, the tax components of accumulated earnings (loss) were as follows:
During the year ended July 31, 2021, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of July 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended July 31, 2021, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Dynamic High Income ...........................................
$ 11,635,802 $ 2,712,446 $ — $ 59,393,740 $ 73,741,988
Multi-Asset Income ............................................
196,778,432 — (433,596,837) 817,050,799 580,232,394
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures, options contracts and foreign currency contracts, the timing and recognition of partnership income, amortization methods for premiums and discounts on fixed income securities, the timing of distributions, the accounting for swap agreements, securities in default, the classification of investments and dividend income recognized for tax purposes.
Fund Name Amount Utilized
Dynamic High Income .................................................................................................. $ 87,69 6,016
Multi-Asset Income ................................................................................................... 839,238,709
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dynamic High Income .............................................. $ 1,594,481,852 $ 83,806,368 $ (24,354,058) $ 59,452,310
Multi-Asset Income ................................................ 18,456,802,886 1,259,226,470 (297,617,907) 961,608,563

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolios are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Funds is uncertain.

Notes to Financial Statements
(continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of July 31, 2021, BlackRock HoldCo 2, Inc., an affiliate of the Funds, owned 22,548 Class K Shares of Dynamic High Income.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
07/31/21
Year Ended
07/31/20
Fund Name/Share Class
Shares Amount Shares Amount
Dynamic High Income
Institutional
Shares sold .............................................
36,978,739 $ 360,137,640 62,046,340 $ 571,339,215
Shares issued in reinvestment of distributions ........................
4,054,254 39,262,141 5,244,640 47,960,003
Shares redeemed .........................................
(32,528,278) (312,789,149) (68,610,704) (609,456,172)
8,504,715 $ 86,610,632 (1,319,724) $ 9,843,046
Investor A
Shares sold and automatic conversion of shares .......................
5,646,394 $ 55,010,625 11,693,685 $ 109,497,197
Shares issued in reinvestment of distributions ........................
715,130 6,924,743 684,682 6,206,556
Shares redeemed .........................................
(5,496,105) (53,129,093) (5,534,332) (48,758,754)
865,419 $ 8,806,275 6,844,035 $ 66,944,999
Investor C
Shares sold .............................................
752,199 $ 7,405,861 2,174,909 $ 20,499,645
Shares issued in reinvestment of distributions ........................
165,369 1,597,712 190,564 1,750,753
Shares redeemed and automatic conversion of shares ...................
(1,021,133) (9,851,664) (1,574,089) (14,077,238)
(103,565) $ (848,091) 791,384 $ 8,173,160
Class K
Shares sold .............................................
10,860,416 $ 106,564,537 18,454,613 $ 167,405,220
Shares issued in reinvestment of distributions ........................
1,135,031 11,059,899 47,057 424,865
Shares redeemed .........................................
(4,658,108) (44,910,817) (328,254) (2,872,998)
7,337,339 $ 72,713,619 18,173,416 $ 164,957,087
16,603,908 $ 167,282,435 24,489,111 $ 249,918,292
Multi-Asset Income
Institutional
Shares sold .............................................
207,343,006 $ 2,315,009,169 308,049,185 $ 3,276,812,799
Shares issued in reinvestment of distributions ........................
33,605,958 374,434,804 38,222,380 403,909,779
Shares redeemed .........................................
(227,189,879) (2,522,482,297) (338,734,746) (3,514,330,216)
13,759,085 $ 166,961,676 7,536,819 $ 166,392,362
Investor A
Shares sold and automatic conversion of shares .......................
123,549,315 $ 1,380,081,323 161,163,576 $ 1,714,664,439
Shares issued in reinvestment of distributions ........................
16,670,362 185,633,828 17,397,288 183,578,175
Shares redeemed .........................................
(99,548,215) (1,106,440,021) (131,412,569) (1,369,036,009)
40,671,462 $ 459,275,130 47,148,295 $ 529,206,605
Investor C
Shares sold .............................................
13,134,921 $ 146,209,744 23,053,989 $ 246,375,223
Shares issued in reinvestment of distributions ........................
4,671,303 51,783,623 7,080,706 74,678,926
Shares redeemed and automatic conversion of shares ...................
(53,644,738) (596,590,183) (78,833,657) (829,388,468)
(35,838,514) $ (398,596,816) (48,698,962) $ (508,334,319)
Class K
Shares sold .............................................
27,432,282 $ 306,569,184 28,563,017 $ 305,161,271
Shares issued in reinvestment of distributions ........................
3,943,055 43,954,355 3,723,451 39,280,405
Shares redeemed .........................................
(21,618,023) (242,444,481) (16,031,738) (166,058,521)
9,757,314 $ 108,079,058 16,254,730 $ 178,383,155
28,349,347 $ 335,719,048 22,240,882 $ 365,647,803

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders

To the Board of Trustees of BlackRock Funds II and Shareholders of BlackRock Dynamic High Income Portfolio and BlackRock Multi-Asset Income Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock Dynamic High Income Portfolio and BlackRock
Multi-Asset Income Portfolio (two of the funds constituting BlackRock Funds II, hereafter collectively referred to as the "Funds") as of July 31, 2021, the related statements of operations for the year ended July 31, 2021, the statements of changes in net assets for each of the two years in the period ended July 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 21, 2021
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information (unaudited)

Important Tax Information
The following amount(s), or maximum amount(s) allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2021:
The following amount(s), or maximum amount(s) allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2021:
The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
July 31, 2021:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2021 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend, for the fiscal year ended July 31, 2021:
The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2021:
Fund Name Qualified Dividend Income
BlackRock Dynamic High Income Portfolio .................................................................................. $ 10,582,663
BlackRock Multi-Asset Income Portfolio .................................................................................... 148,641,948
Fund Name Qualified Business Income
BlackRock Multi-Asset Income Portfolio .................................................................................... $ 5,862,773
Fund Name Federal Obligation Interest
BlackRock Dynamic High Income Portfolio .................................................................................. $ 2,147
BlackRock Multi-Asset Income Portfolio .................................................................................... 98,481
Fund Name
Dividend-Received
Deduction
BlackRock Dynamic High Income Portfolio .................................................................................... 6.35%
BlackRock Multi-Asset Income Portfolio ...................................................................................... 7.78
Fund Name Interest Dividends
BlackRock Dynamic High Income Portfolio .................................................................................. $ 53,561,430
BlackRock Multi-Asset Income Portfolio .................................................................................... 639,336,380
Fund Name Interest-Related Dividends
BlackRock Dynamic High Income Portfolio .................................................................................. $ 42,190,115
BlackRock Multi-Asset Income Portfolio .................................................................................... 249,643,495

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2021
BlackRock Annual Report to Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 7, 2021 (the “April Meeting”)
and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Dynamic High Income Portfolio (“Dynamic High Income Portfolio”) and BlackRock Multi-Asset Income Portfolio (the “Multi-Asset Income Portfolio”) (each, a
“Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval of the sub-advisory agreements between the Manager and (a) BlackRock (Singapore) Limited (“BSL”) with respect to Dynamic High
Income Portfolio (the “BSL Dynamic High Income Sub-Advisory Agreement”); (b) BlackRock Asset Management North Asia Limited (“BNA”) with respect to Dynamic High
Income Portfolio (the “BNA Dynamic High Income Sub-Advisory Agreement”); (c) BlackRock International Limited (“BIL” and together with BNA and BSL, the “Sub-Advisors”)
with respect to Dynamic High Income Portfolio (the “BIL Dynamic High Income Sub-Advisory Agreement”); (d) BSL with respect to Multi-Asset Income Portfolio (the “BSL
Multi-Asset Income Sub-Advisory Agreement” and together with the BSL Dynamic High Income Sub-Advisory Agreement, the “BSL Sub-Advisory Agreements”); (e) BNA with respect to Multi-Asset Income Portfolio (the “BNA Multi-Asset Income Sub-Advisory Agreement” and together with the BNA Dynamic High Income Sub-Advisory Agreement, the “BNA Sub-Advisory Agreements”); and (f) BIL with respect to Multi-Asset Income Portfolio (the “BIL Multi-Asset Income Sub-Advisory Agreement” and together with the BIL Dynamic High Income Sub-Advisory Agreement, the “BIL Sub-Advisory Agreements”). The BNA Sub-Advisory Agreements, the BSL Sub-Advisory Agreements
and the BIL Sub-Advisory Agreements are collectively referred to herein as the “Sub-Advisory Agreements.” The Manager and the Sub-Advisors are referred to herein as
“BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process: Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The
Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Trust’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with
BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, Dynamic High Income Portfolio ranked in third, third and second quartiles, respectively, against its
Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for each of the one-, three- and five-year periods reported, Multi-Asset Income Portfolio ranked in the third quartile against its Performance Peers.
The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board also reviewed and considered the Fund’s performance relative to certain volatility metrics. The Board noted that BlackRock believes that performance relative to the volatility metrics are also appropriate performance metrics for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Annual Report to Shareholders

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed
BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Dynamic High Income Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Multi-Asset Income Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the
Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted
that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, (ii) the BNA Sub-Advisory Agreements between the Manager and BNA with respect to the pertinent Fund, (iii) the BSL Sub-Advisory Agreements between the
Manager and BSL with respect to the pertinent Fund, and (iv) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to the pertinent Fund, each for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
and Trustee
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
30 RICs consisting of 152 Portfolios None
Bruce R. Bond
1946
Trustee
(Since 2007)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
30 RICs consisting of 152 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2019)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020.
30 RICs consisting of 152 Portfolios None
Collette Chilton
1958
Trustee
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
30 RICs consisting of 152 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
30 RICs consisting of 152 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2016)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School, from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
30 RICs consisting of 152 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
30 RICs consisting of 152 Portfolios Hertz Global Holdings (car rental); Sealed Air Corp.
(packaging); Montpelier
Re Holdings, Ltd. (publicly
held property and casualty
reinsurance) from
2013 to 2015; WABCO
(commercial vehicle safety
systems) from 2015 to
2020
Cynthia A. Montgomery
1952
Trustee
(Since 2019)
Professor, Harvard Business School since 1989. 30 RICs consisting of 152 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Donald C. Opatrny
1952
Trustee
(Since 2015)
Trustee, Vice Chair, Member of the Executive Committee and
Chair of the Investment Committee, Cornell University from
2004 to 2019; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2017; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
30 RICs consisting of 152 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
30 RICs consisting of 152 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
30 RICs consisting of 152 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
30 RICs consisting of 152 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A.
Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 252 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 254 Portfolios None

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock (Singapore) Limited
079912 Singapore
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
THB Thai Baht
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CDI Crest Depository Interests
CDO Collateralized Debt Obligation
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

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blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
DHIMAIP-7/21-AR

Item 2 – Code of Ethics --
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.
The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$54,300	$50,300	$0	$0	$0	$0	$0	$0
BlackRock Multi-Asset Income Portfolio	$75,700	$71,700	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

 (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$0	$0
BlackRock Multi-Asset Income Portfolio	$0	$0

.

(
h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: October 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: October 4, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: October 4, 2021